Quarterly Holdings Report
for
Strategic Advisers® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2024
SSC-NPRT3-0125
1.912893.114
Asset-Backed Securities - 5.0%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.2%
37 Capital Clo II Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.9459% 7/15/2034 (b)(c)(d)		4,250,000	4,254,288
522 Fdg Clo 2019-5 Ltd / 522 Fdg Clo 2019-5 Series 2022-5A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.9859% 4/15/2035 (b)(c)(d)		1,000,000	1,000,092
Agl Clo 20 Ltd Series 2024-20A Class A1R, CME Term SOFR 3 month Index + 1.37%, 5.9874% 10/20/2037 (b)(c)(d)		16,000,000	16,080,689
Agl Clo 23 Ltd Series 2022-23A Class A, CME Term SOFR 3 month Index + 2.2%, 6.8174% 1/20/2036 (b)(c)(d)		250,000	250,613
Aimco CLO 20 Ltd Series 2023-20A Class B1, CME Term SOFR 3 month Index + 2.2%, 6.8473% 10/16/2036 (b)(c)(d)		500,000	504,214
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/19/2037 (b)(c)(d)		1,080,000	1,087,089
Atlas Senior Loan Fund XXIII Ltd Series 2024-23A Class B, CME Term SOFR 3 month Index + 2%, 7.3366% 7/20/2037 (b)(c)(d)		14,000,000	14,125,776
Benefit Str Partners Clo Xxviii / Benefit Str Partners Clo Xxviii LLC Series 2024-28A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.9122% 10/20/2037 (b)(c)(d)		250,000	251,247
Benefit Street Partners Clo Xxvii Ltd Series 2024-27A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.9874% 10/20/2037 (b)(c)(d)		720,000	723,336
Benefit Street Partners Clo Xxx Ltd Series 2023-30A Class D, CME Term SOFR 3 month Index + 5.6%, 10.2259% 4/25/2036 (b)(c)(d)		415,000	421,797
Benefit Street Partners Clo Xxxi Ltd Series 2023-31A Class B1, CME Term SOFR 3 month Index + 2.35%, 6.9759% 4/25/2036 (b)(c)(d)		250,000	251,566
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 6.4761% 10/20/2037 (b)(c)(d)		4,323,000	4,341,745
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9924% 7/18/2037 (b)(c)(d)		8,569,000	8,607,115
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 6.8292% 7/20/2037 (b)(c)(d)		4,204,000	4,227,727
Midocean Cr Clo Xi Ltd / Midocean Cr Clo Xi LLC Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.21%, 0% 1/15/2036 (b)(c)(d)		250,000	250,000
Midocean Credit Clo Xii Ltd Series 2024-12A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.9724% 4/18/2036 (b)(c)(d)		250,000	250,341
OCP CLO Series 2024-37A Class A1, CME Term SOFR 3 month Index + 1.36%, 5.9291% 10/15/2037 (b)(c)(d)		250,000	250,010
OCP CLO Series 2024-37A Class B1, CME Term SOFR 3 month Index + 1.68%, 6.2491% 10/15/2037 (b)(c)(d)		250,000	250,006
Regatta XXVII Funding Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.53%, 6.1472% 4/26/2037 (b)(c)(d)		250,000	251,215
Renew 2023-1 Series 2023-1A Class A, 5.9% 11/20/2058 (d)		2,737,528	2,725,394
Valley Stream Park Clo Ltd Series 2024-1A Class E1RR, CME Term SOFR 3 month Index + 5.25%, 0% 1/20/2037 (b)(c)(d)		1,000,000	1,000,000
Vantage Data Centers Jersey Borrower Spv Ltd Series 2024-1X Class A2, 6.172% 5/28/2039 (e)	GBP	200,000	256,155
Verdelite Static CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.13%, 5.7474% 7/20/2032 (b)(c)(d)		4,603,846	4,608,298
Wildwood Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.36%, 5.9395% 10/20/2037 (b)(c)(d)		250,000	251,297
TOTAL BAILIWICK OF JERSEY			66,220,010
BERMUDA - 0.0%
Symphony Clo 38 Ltd Series 2023-38A Class C1, CME Term SOFR 3 month Index + 2.9%, 7.5348% 4/24/2036 (b)(c)(d)		500,000	502,621
Tstat 2022-1 Ltd Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.15%, 5.7674% 7/20/2037 (b)(c)(d)		4,439,364	4,441,379
TOTAL BERMUDA			4,944,000
CANADA - 0.0%
CARDS II Trust Series 2023-2A Class A, U.S. SOFR Index + 0.85%, 5.4556% 7/15/2028 (b)(c)(d)		2,450,000	2,453,613
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)		1,594,314	1,616,350
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)		2,738,493	2,765,167
TOTAL CANADA			6,835,130
GERMANY - 0.0%
SC Germany Consumer Series 2024-2 Class C, 1 month EURIBOR + 1.4%, 4.466% 5/14/2038 (b)(c)(e)	EUR	100,000	105,793
SC Germany Consumer Series 2024-2 Class D, 1 month EURIBOR + 1.7%, 4.766% 5/14/2038 (b)(c)(e)	EUR	100,000	105,793
TOTAL GERMANY			211,586
GRAND CAYMAN (UK OVERSEAS TER) - 2.4%
1988 Clo 5 Ltd / 1988 Clo 5 LLC Series 2024-5A Class A1, CME Term SOFR 3 month Index + 1.54%, 6.8653% 7/15/2037 (b)(c)(d)		250,000	251,700
522 Funding CLO Ltd Series 2024-6A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.7583% 10/23/2034 (b)(c)(d)		1,500,000	1,500,000
Agl Clo 1 Ltd. Series 2021-13A Class A1, CME Term SOFR 3 month Index + 1.4216%, 6.039% 10/20/2034 (b)(c)(d)		600,000	600,874
Agl Clo 14 Ltd Series 2021-14A Class B1, CME Term SOFR 3 month Index + 1.9116%, 6.529% 12/2/2034 (b)(c)(d)		250,000	250,445
Agl Clo 32 Ltd Series 2024-32A Class A1, CME Term SOFR 3 month Index + 1.38%, 6.6453% 7/21/2037 (b)(c)(d)		250,000	251,166
Agl Core Clo 2 Ltd / Agl Core 2 LLC Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.46%, 6.0774% 7/20/2037 (b)(c)(d)		250,000	251,926
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 6.0416% 7/22/2037 (b)(c)(d)		2,821,000	2,830,552
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.9875% 7/17/2037 (b)(c)(d)		4,867,000	4,878,671
Aimco Clo 12 Ltd Series 2022-12A Class AR, CME Term SOFR 3 month Index + 1.17%, 5.8175% 1/17/2032 (b)(c)(d)		470,967	471,909
AIMCO CLO Series 2024-AA Class AR3, CME Term SOFR 3 month Index + 1.25%, 5.8975% 10/17/2034 (b)(c)(d)		11,600,000	11,606,252
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 7/20/2034 (b)(c)(d)		4,673,000	4,680,762
Ammc Cdo Series 2024-24A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.7602% 1/20/2035 (b)(c)(d)		5,200,000	5,200,000
Ammc Clo 18 Ltd Series 2018-18A Class AR, CME Term SOFR 3 month Index + 1.3616%, 5.8826% 5/26/2031 (b)(c)(d)		72,530	72,781
Anchorage Cap Clo 7 Ltd / Anchorage Cap Clo 7 LLC Series 2024-7A Class BR3, CME Term SOFR 3 month Index + 2.05%, 6.6672% 4/28/2037 (b)(c)(d)		700,000	703,298
Anchorage Capital Clo 17 Ltd Series 2021-17A Class A1, CME Term SOFR 3 month Index + 1.4316%, 6.0875% 7/15/2034 (b)(c)(d)		10,500,000	10,514,417
Anchorage Capital Clo 2018-10 Ltd Series 2024-10A Class A1AR, CME Term SOFR 3 month Index + 1.1%, 5.7559% 10/15/2031 (b)(c)(d)		2,910,743	2,911,701
Anchorage Capital Clo 6 Ltd Series 2024-6A Class AR3, CME Term SOFR 3 month Index + 1.44%, 6.0716% 4/22/2034 (b)(c)(d)		300,000	301,438
Anchorage Capital CLO 8 Ltd Series 2021-8A Class AR2A, CME Term SOFR 3 month Index + 1.4616%, 6.0788% 10/27/2034 (b)(c)(d)		250,000	250,409
Anchorage Capital CLO Ltd Series 2024-29A Class A1, CME Term SOFR 3 month Index + 1.6%, 6.2174% 7/20/2037 (b)(c)(d)		250,000	251,338
Apex Credit Clo 2018-Ii Ltd Series 2024-2A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.8574% 10/20/2031 (b)(c)(d)		2,993,068	2,997,154
Apidos CLO Series 2021-37A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0232% 10/22/2034 (b)(c)(d)		1,650,000	1,654,090
Apidos CLO Series 2021-37A Class D, CME Term SOFR 3 month Index + 3.3116%, 7.9432% 10/22/2034 (b)(c)(d)		250,000	251,246
Apidos CLO XXIV Series 2021-24A Class A1AL, CME Term SOFR 3 month Index + 1.2116%, 5.829% 10/20/2030 (b)(c)(d)		326,301	326,454
Apidos Clo Xxxiii Series 2021-33A Class BR, CME Term SOFR 3 month Index + 1.8616%, 6.4964% 10/24/2034 (b)(c)(d)		1,000,000	1,001,738
Apidos Clo Xxxiv Series 2021-34A Class A1R, CME Term SOFR 3 month Index + 1.4116%, 6.029% 1/20/2035 (b)(c)(d)		250,000	250,751
Apidos Clo Xxxvi Series 2021-36A Class B, CME Term SOFR 3 month Index + 1.8616%, 6.479% 7/20/2034 (b)(c)(d)		1,160,000	1,163,190
ARCLO Series 2022-FL1 Class A, U.S. 30-Day Avg. SOFR Index + 1.45%, 6.2556% 1/15/2037 (b)(c)(d)		221,095	220,888
AREIT Trust Series 2024-CRE9 Class A, CME Term SOFR 1 month Index + 1.6865%, 6.2957% 5/17/2041 (b)(c)(d)		910,000	909,430
Ares Lii Clo Ltd Series 2021-52A Class A1R, CME Term SOFR 3 month Index + 1.3116%, 5.9432% 4/22/2031 (b)(c)(d)		192,841	193,324
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)		5,230,000	5,237,306
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 6.0259% 10/15/2037 (b)(c)(d)		4,228,000	4,247,491
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.9859% 1/15/2035 (b)(c)(d)		7,506,000	7,517,124
Ares Xxvii Clo Ltd Series 2024-2A Class BR3, CME Term SOFR 3 month Index + 1.65%, 6.2025% 10/28/2034 (b)(c)(d)		3,900,000	3,900,000
Atlas Senior Loan Fund Xv Ltd Series 2024-15A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.8463% 10/23/2032 (b)(c)(d)		5,900,000	5,903,263
Atlas Sr Ln Fd Xvi Ltd / Atlas Sr Ln Fd Xvi LLC Series 2021-16A Class A, CME Term SOFR 3 month Index + 1.5316%, 6.149% 1/20/2034 (b)(c)(d)		7,845,000	7,863,506
Babson CLO Ltd/Cayman Islands Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.0675% 10/15/2036 (b)(c)(d)		4,158,000	4,164,333
Bain Capital Credit Clo 2020-2 Ltd Series 2024-2A Class ARR, CME Term SOFR 3 month Index + 1.24%, 5.8574% 7/19/2034 (b)(c)(d)		8,600,000	8,604,653
Bain Capital Credit Clo Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.23%, 5.8773% 7/16/2034 (b)(c)(d)		13,800,000	13,815,594
Bain Capital Credit CLO Series 2024-2A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 7/15/2037 (b)(c)(d)		380,000	382,586
Bain Capital Credit CLO Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.21%, 5.8363% 10/23/2034 (b)(c)(d)		7,300,000	7,302,073
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.3674% 1/20/2037 (b)(c)(d)		7,479,000	7,528,833
Barings Clo Ltd Series 2024-4A Class AR, 6.4518% 10/20/2037 (b)(d)		1,560,000	1,566,468
Barings Clo Ltd Series 2024-4A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.8059% 10/15/2030 (b)(c)(d)		3,699,096	3,704,693
Battalion Clo X Ltd / Battalion Clo X LLC Series 2021-10A Class A1R2, CME Term SOFR 3 month Index + 1.4316%, 6.0664% 1/25/2035 (b)(c)(d)		12,000,000	12,018,096
Battalion Clo Xi Ltd / Battalion Clo Xi LLC Series 2021-11A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.0464% 4/24/2034 (b)(c)(d)		22,750,000	22,783,420
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.9475% 1/17/2035 (b)(c)(d)		7,708,000	7,725,937
Benefit Str Partners Clo VIII Ltd / Benefit Str Partners Clo VIII LLC Series 2018-8A Class A1AR, CME Term SOFR 3 month Index + 1.3616%, 5.979% 1/20/2031 (b)(c)(d)		277,060	277,280
Benefit Street Partners Clo Xx Ltd Series 2021-20A Class AR, CME Term SOFR 3 month Index + 1.4316%, 6.0875% 7/15/2034 (b)(c)(d)		250,000	250,522
Benefit Street Partners Clo Xxxvii Ltd Series 2024-37A Class A, CME Term SOFR 3 month Index + 1.35%, 0% 1/25/2038 (b)(c)(d)(f)		560,000	560,000
Birch Grove Clo Ltd / Birch Grove Clo LLC Series 2024-19A Class A1RR, CME Term SOFR 3 month Index + 1.59%, 6.2375% 7/17/2037 (b)(c)(d)		700,000	705,149
Blackrock Rainier Clo VI Ltd / Blackrock Rainier Clo VI LLC Series 2021-6A Class A, CME Term SOFR 3 month Index + 1.9616%, 6.579% 4/20/2033 (b)(c)(d)		8,500,000	8,508,993
Bluemountain Clo Ltd / Bluemountain Clo LLC Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.19%, 5.8159% 10/25/2030 (b)(c)(d)		187,497	187,796
Bluemountain Clo Ltd / Bluemountain Clo LLC Series 2024-3A Class BR, CME Term SOFR 3 month Index + 1.85%, 6.4759% 10/25/2030 (b)(c)(d)		410,000	410,670
Bluemountain CLO Ltd Series 2018-2A Class B, CME Term SOFR 3 month Index + 1.9616%, 6.4851% 8/15/2031 (b)(c)(d)		500,000	500,260
Bluemountain CLO Ltd Series 2021-28A Class A, CME Term SOFR 3 month Index + 1.5216%, 6.1775% 4/15/2034 (b)(c)(d)		3,000,000	3,006,930
Bluemountain CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.7235% 11/15/2030 (b)(c)(d)		734,487	735,035
Bluemountain Clo Xxx Ltd Series 2022-30A Class BR, CME Term SOFR 3 month Index + 1.9%, 6.5559% 4/15/2035 (b)(c)(d)		1,600,000	1,602,846
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.9075% 4/15/2029 (b)(c)(d)		927,197	928,018
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.6277% 7/18/2034 (b)(c)(d)		280,000	280,000
Canyon Capital Clo Ltd Series 2018-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.9875% 7/15/2031 (b)(c)(d)		195,716	195,962
Carlyle C17 Clo Ltd / Carlyle C17 Clo Corp Series 2018-C17A Class A1AR, CME Term SOFR 3 month Index + 1.2916%, 5.8808% 4/30/2031 (b)(c)(d)		121,527	121,787
Carlyle Global Market Strategies Series 2018-2RA Class A1, CME Term SOFR 3 month Index + 1.3116%, 5.8351% 5/15/2031 (b)(c)(d)		582,448	583,566
Carlyle Global Market Strategies Series 2024-4A Class A1RR, CME Term SOFR 3 month Index + 1.22%, 5.8374% 7/20/2032 (b)(c)(d)		684,099	684,744
Carlyle US CLO Ltd Series 2021-1A Class A2R, CME Term SOFR 3 month Index + 1.9116%, 6.529% 7/20/2034 (b)(c)(d)		250,000	250,471
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 6.0359% 7/25/2037 (b)(c)(d)		5,360,000	5,381,724
Carlyle US CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.4%, 6.5354% 10/21/2037 (b)(c)(d)		340,000	341,223
Carlyle US CLO Ltd Series 2024-3A Class BR2, CME Term SOFR 3 month Index + 1.78%, 6.9154% 10/21/2037 (b)(c)(d)		250,000	250,788
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)		150,000	149,990
Carval Clo Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.42%, 6.26% 10/22/2037 (b)(c)(d)		250,000	251,372
Cayuga Park Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3816%, 6.0291% 7/17/2034 (b)(c)(d)		375,000	375,266
Cbam Ltd / Cbam LLC Series 2017-1A Class A1, CME Term SOFR 3 month Index + 1.5116%, 6.129% 7/20/2030 (b)(c)(d)		57,501	57,500
CBAM Ltd Series 2021-10A Class A1R, CME Term SOFR 3 month Index + 1.3816%, 5.999% 4/20/2032 (b)(c)(d)		245,588	245,842
Cedar Fdg Xi Clo Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.06%, 0% 5/29/2032 (b)(c)(d)		250,000	250,000
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 10/25/2034 (b)(c)(d)		3,624,000	3,629,356
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.4674% 7/20/2036 (b)(c)(d)		4,739,000	4,757,293
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.9069% 10/20/2037 (b)(c)(d)		4,327,000	4,327,000
Cedar Funding VIII Clo Ltd Series 2021-8A Class A1R, CME Term SOFR 3 month Index + 1.4116%, 6.0591% 10/17/2034 (b)(c)(d)		1,000,000	1,002,310
Cedar Funding VIII Clo Ltd Series 2021-8A Class BR, CME Term SOFR 3 month Index + 1.9116%, 6.5591% 10/17/2034 (b)(c)(d)		250,000	250,393
Cifc Fdg Ltd / Cifc Fdg LLC Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.7%, 6.1744% 1/18/2038 (b)(c)(d)		500,000	500,000
CIFC Funding Ltd Series 2018-1A Class BR2, CME Term SOFR 3 month Index + 1.6616%, 6.294% 1/18/2031 (b)(c)(d)		250,000	250,483
CIFC Funding Ltd Series 2018-4A Class A1, CME Term SOFR 3 month Index + 1.4116%, 6.0591% 10/17/2031 (b)(c)(d)		2,245,169	2,248,232
CIFC Funding Ltd Series 2021-2A Class DR, CME Term SOFR 3 month Index + 3.2616%, 7.9091% 4/17/2034 (b)(c)(d)		550,000	552,477
CIFC Funding Ltd Series 2021-7A Class B, CME Term SOFR 3 month Index + 1.8616%, 6.4879% 1/23/2035 (b)(c)(d)		3,800,000	3,806,559
Cifc Funding Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.36%, 5.9774% 10/20/2037 (b)(c)(d)		294,000	294,822
CIFC Funding Ltd Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.75%, 6.3759% 7/25/2037 (b)(c)(d)		250,000	251,021
CIFC Funding Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.37%, 6.0206% 10/20/2037 (b)(c)(d)		28,750,000	28,906,285
CIFC Funding Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.6%, 6.2174% 1/20/2037 (b)(c)(d)		250,000	251,804
CIFC Funding Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.36%, 6.5332% 7/23/2037 (b)(c)(d)		250,000	251,020
CIFC Funding Ltd Series 2024-6A Class A1R, CME Term SOFR 3 month Index + 1.45%, 6.0973% 7/16/2037 (b)(c)(d)		310,000	311,790
Clover CLOLLC Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.9932% 4/22/2034 (b)(c)(d)		380,000	380,538
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 6.049% 10/20/2034 (b)(c)(d)		5,895,000	5,901,803
Crown Point Clo 7 Ltd Series 2024-7A Class AR, CME Term SOFR 3 month Index + 1.23%, 5.8474% 10/20/2031 (b)(c)(d)		1,232,620	1,233,729
Crown PT Clo 11 Ltd / Crown PT Clo 11 LLC Series 2021-11A Class A, CME Term SOFR 3 month Index + 1.3816%, 6.0291% 1/17/2034 (b)(c)(d)		1,000,000	999,948
Diameter Cap Clo 3 Ltd / Diameter Cap Clo 3 LLC Series 2022-3A Class A1A, CME Term SOFR 3 month Index + 1.39%, 6.0459% 4/15/2037 (b)(c)(d)		250,000	250,070
Diameter Capital CLO 8 Ltd Series 2024-8A Class A1A, CME Term SOFR 3 month Index + 1.4%, 5.948% 10/20/2037 (b)(c)(d)		1,100,000	1,104,241
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.811% 8/20/2034 (b)(c)(d)		250,000	250,600
Dryden 40 Senior Loan Fund Series 2024-40A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.6735% 8/15/2031 (b)(c)(d)		350,323	350,884
Dryden 41 Senior Loan Fund Series 2018-41A Class AR, CME Term SOFR 3 month Index + 1.2316%, 5.8875% 4/15/2031 (b)(c)(d)		151,941	152,187
Dryden 45 Senior Loan Fund Series 2024-45A Class BRR, CME Term SOFR 3 month Index + 1.65%, 6.3059% 10/15/2030 (b)(c)(d)		4,000,000	4,007,472
Dryden 54 Senior Loan Fund Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.7674% 10/19/2029 (b)(c)(d)		208,712	209,046
Dryden 55 Clo Ltd Series 2018-55A Class A1, CME Term SOFR 3 month Index + 1.2816%, 5.9375% 4/15/2031 (b)(c)(d)		163,967	163,985
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.9174% 4/20/2035 (b)(c)(d)		4,007,000	4,016,817
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 6.1624% 4/18/2037 (b)(c)(d)		5,321,000	5,354,991
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 7/15/2037 (b)(c)(d)		4,840,000	4,859,752
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.9126% 2/20/2035 (b)(c)(d)		3,054,000	3,058,975
Dryden Xxvi Senior Loan Fund Series 2018-26A Class AR, CME Term SOFR 3 month Index + 1.1616%, 5.8175% 4/15/2029 (b)(c)(d)		276,096	276,434
E3 2019-1 Series 2019-1 Class A, 3.1% 9/20/2055 (d)		124,934	108,454
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 6.1675% 1/15/2034 (b)(c)(d)		7,240,000	7,252,648
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 6.0459% 10/15/2037 (b)(c)(d)		3,921,000	3,937,566
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 10/15/2037 (b)(c)(d)		6,200,000	6,230,901
Elevation CLO Ltd Series 2021-13A Class A1, CME Term SOFR 3 month Index + 1.4516%, 6.1075% 7/15/2034 (b)(c)(d)		8,500,000	8,509,775
Elevation CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.3%, 5.9259% 1/25/2035 (b)(c)(d)		12,500,000	12,533,363
Elmwood Clo 30 Ltd / Elmwood Clo 30 LLC Series 2024-6A Class A, CME Term SOFR 3 month Index + 1.43%, 6.7299% 7/17/2037 (b)(c)(d)		250,000	251,307
Elmwood Clo 36 Ltd / Elmwood Clo 36 LLC Series 2024-12RA Class AR, CME Term SOFR 3 month Index + 1.34%, 5.8932% 10/20/2037 (b)(c)(d)		500,000	502,077
Elmwood Clo II Ltd Series 2024-2A Class A1RR, CME Term SOFR 3 month Index + 1.35%, 5.9073% 10/20/2037 (b)(c)(d)		22,750,000	22,753,959
Elmwood Clo III Ltd Series 2024-3A Class ERR, CME Term SOFR 3 month Index + 5.95%, 10.5824% 7/18/2037 (b)(c)(d)		400,000	410,466
Elmwood Clo VI Ltd Series 2024-3A Class ARR, CME Term SOFR 3 month Index + 1.38%, 6.0124% 7/18/2037 (b)(c)(d)		500,000	503,408
Elmwood Clo Xi Ltd Series 2021-4A Class C, CME Term SOFR 3 month Index + 2.2116%, 6.829% 10/20/2034 (b)(c)(d)		250,000	250,819
Elmwood Clo Xii Ltd Series 2024-5A Class AR, CME Term SOFR 3 month Index + 1.36%, 5.9261% 10/15/2037 (b)(c)(d)		340,000	341,815
Flatiron CLO 18 Ltd Series 2018-1A Class A, CME Term SOFR 3 month Index + 1.2116%, 5.8591% 4/17/2031 (b)(c)(d)		109,841	109,950
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.901% 5/20/2036 (b)(c)(d)		8,080,000	8,105,428
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9774% 10/19/2037 (b)(c)(d)		6,432,000	6,464,089
Flatiron Clo Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.58%, 6.1974% 10/19/2037 (b)(c)(d)		250,000	250,238
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.827% 11/16/2034 (b)(c)(d)		3,672,000	3,681,815
Flatiron Clo Ltd Series 2021-1A Class BR, CME Term SOFR 3 month Index + 1.8116%, 6.297% 11/16/2034 (b)(c)(d)		600,000	600,651
Galaxy Xviii Clo Ltd Series 2018-28A Class A1, CME Term SOFR 3 month Index + 1.3616%, 6.0175% 7/15/2031 (b)(c)(d)		289,881	290,281
Galaxy Xx Clo Ltd Series 2018-20A Class AR, CME Term SOFR 3 month Index + 1.2616%, 5.879% 4/20/2031 (b)(c)(d)		626,580	627,688
Galaxy Xxvi Clo Ltd / Galaxy Xxvi Clo LLC Series 2024-26A Class BR, CME Term SOFR 3 month Index + 1.6%, 6.1138% 11/22/2031 (b)(c)(d)		600,000	600,536
Generate Clo 16 Ltd Series 2024-16A Class B, CME Term SOFR 3 month Index + 1.85%, 7.1714% 7/20/2037 (b)(c)(d)		500,000	503,185
Generate Clo 4 Ltd / Generate Clo 4 LLC Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.43%, 6.0474% 7/20/2037 (b)(c)(d)		500,000	501,903
Generate Clo 7 Ltd / Generate Clo 7 LLC Series 2024-7A Class A1R, CME Term SOFR 3 month Index + 1.62%, 6.2516% 4/22/2037 (b)(c)(d)		250,000	250,974
Goldentree Ln Mgmt Us Clo 11 Ltd Series 2021-11A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.009% 10/20/2034 (b)(c)(d)		250,000	250,000
Goldentree Ln Mgmt Us Clo 11 Ltd Series 2024-11A Class AR, CME Term SOFR 3 month Index + 1.08%, 0% 10/20/2034 (b)(c)(d)		250,000	250,000
Golub Cap Partners CLO Ltd / Golub Cap Partners CLO LLC Series 2024-43A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.8889% 10/20/2037 (b)(c)(d)		470,000	470,000
Golub Capital Partners Clo 41b-R Ltd Series 2021-41A Class AR, CME Term SOFR 3 month Index + 1.5816%, 6.199% 1/20/2034 (b)(c)(d)		500,000	500,809
Goodgreen 2018-1 Series 2018-1A Class A, 3.93% 10/15/2053 (b)(d)		106,899	97,199
Gracie Point International Funding LLC Series 2023-2A Class A, U.S. 90-Day Avg. SOFR Index + 2.25%, 7.1815% 3/1/2027 (b)(c)(d)		409,864	410,803
Greywolf Clo II Ltd Series 2021-1A Class A1SR, CME Term SOFR 3 month Index + 1.4%, 6.0559% 4/15/2034 (b)(c)(d)		35,000,000	35,029,645
Gulf Stream Meridian 7 Ltd / Gulf Stream Meridian 7 LLC Series 2022-7A Class A1, CME Term SOFR 3 month Index + 1.36%, 6.0073% 7/15/2035 (b)(c)(d)		1,500,000	1,503,345
Ha Cr Partners Xvi Ltd / Oha Cr Partners Xvi LLC Series 2024-16A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.9824% 10/18/2037 (b)(c)(d)		280,000	281,461
Halseypoint Clo 6 Ltd / Halseypoint Clo 6 LLC Series 2022-6A Class A1, CME Term SOFR 3 month Index + 2.45%, 7.0674% 10/20/2034 (b)(c)(d)		250,000	250,436
Harriman Park Clo Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.3816%, 5.999% 4/20/2034 (b)(c)(d)		500,000	501,380
Hero Funding Trust Series 2016-4B Class B, 4.99% 9/20/2047 (d)		787	779
Hero Funding Trust Series 2017-1A Class A, 3.5% 9/21/2043 (d)		56,172	51,104
Hero Funding Trust Series 2017-1A Class A2, 4.46% 9/20/2047 (d)		48,195	44,254
Hero Funding Trust Series 2017-3A Class A1, 3.19% 9/20/2048 (d)		53,390	46,746
Hero Funding Trust Series 2017-3A Class A2, 3.95% 9/20/2048 (d)		44,068	39,558
HGI Cre CLO, Ltd. Series 2022-FL3 Class D, U.S. 30-Day Avg. SOFR Index + 3.75%, 8.5483% 4/20/2037 (b)(c)(d)		320,500	321,287
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)		5,624,492	5,343,268
Hps Ln Mgmt Ltd/LLC Series 2024-20A Class B1, CME Term SOFR 3 month Index + 1.85%, 7.086% 7/25/2037 (b)(c)(d)		1,000,000	1,002,252
Hps Ln Mgmt Ltd/LLC Series 2024-20A Class C, CME Term SOFR 3 month Index + 2.2%, 7.436% 7/25/2037 (b)(c)(d)		250,000	251,334
Hps Ln Mgmt Ltd/LLC Series 2024-20A Class D1, CME Term SOFR 3 month Index + 3.3%, 8.536% 7/25/2037 (b)(c)(d)		250,000	254,324
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0232% 10/22/2034 (b)(c)(d)		4,148,000	4,155,807
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 6.2059% 4/15/2037 (b)(c)(d)		4,340,000	4,358,718
Jamestown Clo Xiv Ltd Series 2021-14A Class A1AR, CME Term SOFR 3 month Index + 1.4616%, 6.079% 10/20/2034 (b)(c)(d)		13,000,000	13,028,834
Jamestown Clo Xiv Ltd Series 2021-14A Class A2R, CME Term SOFR 3 month Index + 2.0116%, 6.629% 10/20/2034 (b)(c)(d)		10,600,000	10,620,744
Jamestown Clo Xviii Ltd / Jamestown Clo Xviii LLC Series 2024-18A Class A1R, CME Term SOFR 3 month Index + 1.27%, 5.8959% 7/25/2035 (b)(c)(d)		11,700,000	11,713,876
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.9773% 4/15/2035 (b)(c)(d)		9,327,000	9,340,114
Kkr Clo Trust Series 2021-33A Class A, CME Term SOFR 3 month Index + 1.4316%, 6.049% 7/20/2034 (b)(c)(d)		18,900,000	18,918,617
Lcm 31 Ltd Series 2024-31A Class AR, CME Term SOFR 3 month Index + 1.28%, 5.8974% 7/20/2034 (b)(c)(d)		4,500,000	4,503,681
Lcm Xxiv Ltd / Lcm Xxiv LLC Series 2021-24A Class AR, CME Term SOFR 3 month Index + 1.2416%, 5.859% 3/20/2030 (b)(c)(d)		1,427,833	1,428,976
Lument Finance Trust, Inc. Series 2021-FL1 Class D, CME Term SOFR 1 month Index + 2.5645%, 7.1738% 6/15/2039 (b)(c)(d)		416,500	403,398
Lument Finance Trust, Inc. Series 2021-FL1 Class E, CME Term SOFR 1 month Index + 3.0645%, 7.6738% 6/15/2039 (b)(c)(d)		365,500	353,532
Madison Park Funding Ltd Series 2024-57A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.8972% 7/27/2034 (b)(c)(d)		250,000	250,390
Madison Park Funding Lxii Ltd Series 2023-62A Class AR, CME Term SOFR 3 month Index + 1.85%, 6.4975% 7/17/2036 (b)(c)(d)		250,000	250,980
Madison Park Funding XIV Ltd Series 2024-14A Class AR3, CME Term SOFR 3 month Index + 1.2%, 5.8316% 10/22/2030 (b)(c)(d)		222,761	223,112
Madison Park Funding Xxi Ltd Series 2021-21A Class AARR, CME Term SOFR 3 month Index + 1.3416%, 5.9975% 10/15/2032 (b)(c)(d)		250,000	250,311
Madison Park Funding Xxxi Ltd Series 2024-31A Class B1R, CME Term SOFR 3 month Index + 1.8%, 6.4263% 7/23/2037 (b)(c)(d)		600,000	602,353
Madison Park Funding Xxxix Ltd Series 2024-39A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.8816% 10/22/2034 (b)(c)(d)		5,300,000	5,317,177
Madison Park Funding Xxxviii Ltd Series 2021-38A Class A, CME Term SOFR 3 month Index + 1.3816%, 6.0291% 7/17/2034 (b)(c)(d)		12,500,000	12,538,425
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.9932% 1/22/2035 (b)(c)(d)		6,180,000	6,184,320
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class B, CME Term SOFR 3 month Index + 2.05%, 6.6759% 4/25/2037 (b)(c)(d)		270,000	272,478
Madison Pk Fdg Xlii Ltd Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.7763% 11/21/2030 (b)(c)(d)		183,466	183,724
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2021-45A Class AR, CME Term SOFR 3 month Index + 1.3816%, 6.0375% 7/15/2034 (b)(c)(d)		4,233,000	4,243,752
Madison Pk Fdg Xxix Ltd / Madison Pk Fdg Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.18%, 5.8124% 10/18/2030 (b)(c)(d)		3,900,581	3,906,252
Madison Pk Fdg Xxx Ltd / Madison Pk Fdg Xxx LLC Series 2024-30A Class A1R, CME Term SOFR 3 month Index + 1.36%, 6.0073% 7/16/2037 (b)(c)(d)		600,000	602,692
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 6.019% 10/20/2034 (b)(c)(d)		1,417,000	1,419,298
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.4316% 4/22/2036 (b)(c)(d)		3,249,000	3,263,721
Magnetite Xii Ltd Series 2024-12A Class AR4, CME Term SOFR 3 month Index + 1.15%, 5.8059% 10/15/2031 (b)(c)(d)		2,393,286	2,397,115
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 0% 1/25/2038 (b)(c)(d)(f)		2,869,000	2,869,000
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 1/25/2035 (b)(c)(d)		4,904,000	4,904,147
Magnetite Xxv Ltd Series 2020-25A Class A, CME Term SOFR 3 month Index + 1.4616%, 6.0875% 1/25/2032 (b)(c)(d)		3,069,147	3,075,684
Marathon Clo Xiii Ltd Series 2024-1A Class AAR2, CME Term SOFR 3 month Index + 1.2%, 5.8559% 4/15/2032 (b)(c)(d)		998,057	998,516
Midocean Credit Clo VIII Series 2018-8A Class B, CME Term SOFR 3 month Index + 1.9116%, 6.4326% 2/20/2031 (b)(c)(d)		250,000	250,493
Midocean Credit Clo VIII Series 2021-8A Class A1R, CME Term SOFR 3 month Index + 1.3116%, 5.8326% 2/20/2031 (b)(c)(d)		104,137	104,380
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.949% 10/20/2030 (b)(c)(d)		4,292,226	4,301,514
Myers Park Clo Ltd Series 2018-1A Class A2, CME Term SOFR 3 month Index + 1.6616%, 6.279% 10/20/2030 (b)(c)(d)		290,000	290,856
Neuberger Berman CLO Ltd Series 2024-56A Class B, CME Term SOFR 3 month Index + 1.75%, 7.0693% 7/24/2037 (b)(c)(d)		500,000	501,681
Neuberger Berman Ln Advisers Clo 40 Ltd / Neuberger Berman Ln Advisers Clo 40 LLC Series 2021-40A Class A, CME Term SOFR 3 month Index + 1.3216%, 5.9689% 4/16/2033 (b)(c)(d)		492,038	493,085
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 6.0324% 7/18/2038 (b)(c)(d)		4,828,000	4,854,699
Neuberger Berman Loan Advisers Clo 33 Ltd Series 2021-33A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.9889% 10/16/2033 (b)(c)(d)		4,250,000	4,258,789
Neuberger Berman Loan Advisers CLO 35 Ltd Series 2024-35A Class ANR, CME Term SOFR 3 month Index + 1.3%, 5.9174% 1/19/2033 (b)(c)(d)		2,000,000	2,002,284
Neuberger Berman Loan Advisers Clo 45 Ltd Series 2021-45A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0475% 10/14/2035 (b)(c)(d)		500,000	500,542
Northwoods Capital Xii-B Ltd Series 2024-12BA Class AR, CME Term SOFR 3 month Index + 1.19%, 6.1366% 6/15/2031 (b)(c)(d)		11,881,581	11,882,757
Northwoods Capital Xv Ltd Series 2021-15A Class A1R, CME Term SOFR 3 month Index + 1.4716%, 6.2851% 6/20/2034 (b)(c)(d)		23,750,000	23,789,591
Oak Hill Credit Partners X-R Ltd Series 2021-10RA Class BR, CME Term SOFR 3 month Index + 1.8116%, 6.429% 4/20/2034 (b)(c)(d)		2,000,000	2,004,080
Oaktree Clo Ltd Series 2021-1A Class A1, CME Term SOFR 3 month Index + 1.4216%, 6.0775% 7/15/2034 (b)(c)(d)		370,000	370,000
Ocean Trails Clo 8 Series 2024-8A Class ARR, CME Term SOFR 3 month Index + 1.29%, 5.9459% 7/15/2034 (b)(c)(d)		6,000,000	6,003,570
OCP CLO Ltd Series 2024-14A Class D1R, CME Term SOFR 3 month Index + 3.1%, 7.8408% 7/20/2037 (b)(c)(d)		250,000	253,331
OCP CLO Ltd Series 2024-17A Class AR2, CME Term SOFR 3 month Index + 1.4%, 6.0174% 7/20/2037 (b)(c)(d)		250,000	251,072
OCP CLO Series 2022-9A Class A1R2, CME Term SOFR 3 month Index + 1.25%, 5.8973% 1/15/2033 (b)(c)(d)		250,000	250,268
OCP CLO Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.42%, 6.0372% 4/26/2036 (b)(c)(d)		250,000	250,808
OCP CLO Series 2024-12A Class BAR3, CME Term SOFR 3 month Index + 1.68%, 6.3124% 10/18/2037 (b)(c)(d)		250,000	250,185
OCP CLO Series 2024-12A Class XR3, CME Term SOFR 3 month Index + 1.2%, 5.8324% 10/18/2037 (b)(c)(d)		250,000	250,026
Octagon 66 Ltd Series 2023-1A Class A1R, CME Term SOFR 3 month Index + 1.75%, 6.2354% 11/16/2036 (b)(c)(d)		500,000	503,530
Octagon Investment Partners 36 Ltd Series 2018-1A Class A1, CME Term SOFR 3 month Index + 1.2316%, 5.8875% 4/15/2031 (b)(c)(d)		154,342	154,457
Octagon Investment Partners 39 Ltd Series 2024-3A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.7674% 10/20/2030 (b)(c)(d)		160,689	160,966
Octagon Investment Partners 39 Ltd Series 2024-3A Class BR, CME Term SOFR 3 month Index + 1.8%, 6.4174% 10/20/2030 (b)(c)(d)		360,000	361,167
Octagon Investment Partners XIV Ltd Series 2021-1A Class AARR, CME Term SOFR 3 month Index + 1.2116%, 5.8675% 7/15/2029 (b)(c)(d)		8,003	8,006
Octagon Investment Partners XXI Ltd Series 2021-1A Class AAR3, CME Term SOFR 3 month Index + 1.2616%, 5.7784% 2/14/2031 (b)(c)(d)		325,950	326,271
OFSI BSL XIV CLO Ltd Series 2024-14A Class A, CME Term SOFR 3 month Index + 1.46%, 6.6487% 7/20/2037 (b)(c)(d)		10,000,000	10,024,430
Oha Cr Fdg 17 LLC Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.48%, 6.0974% 4/20/2037 (b)(c)(d)		250,000	251,557
Oha Cr Fdg 3 Ltd Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.4016%, 6.019% 7/2/2035 (b)(c)(d)		250,000	250,000
Oha Cr Fdg 3 Ltd Series 2024-3A Class AR2, CME Term SOFR 3 month Index + 1.32%, 0% 1/20/2038 (b)(c)(d)		250,000	250,000
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 1.29% 1/22/2038 (b)(c)(d)		4,900,000	4,900,000
Oha Cr Fdg 7 Ltd / Oha Cr Fdg 7 LLC Series 2022-7A Class AR, CME Term SOFR 3 month Index + 1.3%, 5.9174% 2/24/2037 (b)(c)(d)		500,000	501,036
Oha Credit Funding 5 Ltd Series 2024-5A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1309% 10/18/2037 (b)(c)(d)		450,000	452,314
Oha Credit Funding 5 Ltd Series 2024-5A Class B1R, CME Term SOFR 3 month Index + 1.7%, 6.4809% 10/18/2037 (b)(c)(d)		250,000	250,790
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.9218% 10/20/2037 (b)(c)(d)		4,087,000	4,087,670
OHA Credit Funding 9 Ltd Series 2024-9A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9674% 10/19/2037 (b)(c)(d)		270,000	271,442
OHA Credit Funding 9 Ltd Series 2024-9A Class B1R, CME Term SOFR 3 month Index + 1.7%, 6.3174% 10/19/2037 (b)(c)(d)		250,000	250,779
Oha Credit Partners Xi Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.46%, 6.0774% 4/20/2037 (b)(c)(d)		750,000	755,557
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 0% 1/18/2038 (b)(c)(d)(f)		24,030,000	24,030,000
OHA Loan Funding Ltd Series 2021-1A Class AR3, CME Term SOFR 3 month Index + 1.4116%, 6.029% 1/19/2037 (b)(c)(d)		250,000	250,531
OHA Loan Funding Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.46%, 6.0774% 7/20/2037 (b)(c)(d)		250,000	251,594
Orchard Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.36%, 6.0129% 10/20/2037 (b)(c)(d)		730,000	732,755
Ozlm Xviii Ltd Series 2018-18A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.9375% 4/15/2031 (b)(c)(d)		124,742	124,915
Palmer Square CLO Ltd Series 2020-2A Class CR2, CME Term SOFR 3 month Index + 3.0116%, 7.629% 7/20/2030 (b)(c)(d)		700,000	701,162
Palmer Square CLO Ltd Series 2021-1A Class A1, CME Term SOFR 3 month Index + 1.4516%, 6.069% 4/20/2034 (b)(c)(d)		3,000,000	3,006,147
Palmer Square CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.4116%, 5.9284% 11/14/2034 (b)(c)(d)		250,000	250,731
Palmer Square LLC Series 2024-2A Class B, CME Term SOFR 3 month Index + 1.65%, 6.9439% 7/20/2037 (b)(c)(d)		250,000	250,363
Palmer Square Loan Funding Ltd Series 2021-2A Class B, CME Term SOFR 3 month Index + 1.6616%, 6.1826% 5/20/2029 (b)(c)(d)		250,000	250,547
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)(f)		3,016,000	3,016,000
Palmer Square Loan Funding Ltd Series 2024-3A Class A2R, CME Term SOFR 3 month Index + 1.6%, 6.2559% 4/15/2031 (b)(c)(d)		660,000	661,102
Park Avenue Institutional Advisers CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.5016%, 6.0184% 2/14/2034 (b)(c)(d)		2,000,000	2,001,214
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.009% 10/20/2034 (b)(c)(d)		5,651,000	5,661,025
PFP Ltd Series 2024-11 Class A, CME Term SOFR 1 month Index + 1.8324%, 6.4545% 9/17/2039 (b)(c)(d)		6,341,532	6,333,613
Pikes Peak Clo 2 Series 2024-2A Class ARR, CME Term SOFR 3 month Index + 1.22%, 5.8524% 10/11/2034 (b)(c)(d)		5,000,000	5,008,010
Pikes Peak Clo 4 Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.21%, 5.8659% 7/15/2034 (b)(c)(d)		11,300,000	11,303,108
Pikes Peak Clo 6 / Pikes Peak Clo 6 LLC Series 2021-6A Class DR2, CME Term SOFR 3 month Index + 3.3616%, 7.847% 5/18/2034 (b)(c)(d)		935,000	940,356
Pikes Peak Clo 8 / Pikes Peak Clo 8 LLC Series 2021-8A Class B, CME Term SOFR 3 month Index + 2.0116%, 6.629% 7/20/2034 (b)(c)(d)		1,230,000	1,231,690
Point Au Roche Pk Clo Ltd / PT Au Roche Pk Clo LLC Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3416%, 5.959% 7/20/2034 (b)(c)(d)		250,000	250,569
Rad Clo 21 Ltd Series 2023-21A Class A, CME Term SOFR 3 month Index + 1.59%, 6.2159% 1/25/2033 (b)(c)(d)		250,000	250,492
Rad CLO 7 Ltd Series 2024-7A Class B1R, CME Term SOFR 3 month Index + 1.9%, 6.5475% 4/17/2036 (b)(c)(d)		250,000	250,263
Rad CLO 7 Ltd Series 2024-7A Class CR, CME Term SOFR 3 month Index + 2.6%, 7.2475% 4/17/2036 (b)(c)(d)		250,000	251,148
Recette Clo Ltd Series 2021-1A Class ARR, CME Term SOFR 3 month Index + 1.3416%, 5.959% 4/20/2034 (b)(c)(d)		9,600,000	9,613,757
Regata Xii Funding Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 6.0459% 10/15/2037 (b)(c)(d)		1,320,000	1,325,276
Regatta 30 Fdg Ltd / Regatta 30 Fdg LLC Series 2024-4A Class A1, CME Term SOFR 3 month Index + 1.32%, 0% 1/25/2038 (b)(c)(d)(f)		250,000	250,000
Regatta IX Funding Ltd Series 2024-1A Class B1R, CME Term SOFR 3 month Index + 2%, 6.6475% 4/17/2037 (b)(c)(d)		1,250,000	1,256,960
Regatta Xi Funding Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.4%, 6.0475% 7/17/2037 (b)(c)(d)		300,000	301,543
Regatta Xix Fdg Ltd / Regatta Xix Fdg LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.9374% 4/20/2035 (b)(c)(d)		550,000	550,976
Regatta Xv Funding Ltd Series 2024-4A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.8259% 10/25/2031 (b)(c)(d)		1,168,815	1,169,505
Regatta Xvi Funding Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.8559% 1/15/2033 (b)(c)(d)		13,000,000	13,003,068
Regatta Xx Fdg Ltd / Regatta Xx Fdg LLC Series 2021-2A Class A, CME Term SOFR 3 month Index + 1.4216%, 6.0775% 10/15/2034 (b)(c)(d)		908,889	910,680
Regatta Xxix Fdg Ltd / Regatta Xxix Fdg LLC Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.38%, 6.5201% 9/6/2037 (b)(c)(d)		26,000,000	26,036,869
Renew 2017-2 Series 2017-2A Class A, 3.22% 9/22/2053 (d)		262,828	230,475
Rockford Tower Clo Ltd Series 2018-1A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.8826% 5/20/2031 (b)(c)(d)		380,291	381,077
Rockford Tower Clo Ltd Series 2018-1A Class B, CME Term SOFR 3 month Index + 1.9816%, 6.5026% 5/20/2031 (b)(c)(d)		1,750,000	1,754,890
Rockford Tower Clo Ltd Series 2021-2A Class A1, CME Term SOFR 3 month Index + 1.4216%, 6.039% 7/20/2034 (b)(c)(d)		250,000	250,289
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.999% 4/20/2034 (b)(c)(d)		7,250,000	7,270,525
Romark Clo-Iv Ltd / Romark Clo-Iv LLC Series 2021-4A Class A1, CME Term SOFR 3 month Index + 1.4316%, 6.1076% 7/10/2034 (b)(c)(d)		13,250,000	13,262,230
Rr 32 Ltd / Rr 32 LLC Series 2024-32RA Class A1R, CME Term SOFR 3 month Index + 1.36%, 6.0159% 10/15/2039 (b)(c)(d)		250,000	251,254
Rr 32 Ltd / Rr 32 LLC Series 2024-32RA Class A2R, CME Term SOFR 3 month Index + 1.7%, 6.3559% 10/15/2039 (b)(c)(d)		250,000	250,034
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/15/2039 (b)(c)(d)		2,273,000	2,273,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.9959% 1/15/2037 (b)(c)(d)		7,731,000	7,741,290
Rr15 Ltd / Rr15 LLC Series 2021-15A Class A2, CME Term SOFR 3 month Index + 1.7116%, 6.3675% 4/15/2036 (b)(c)(d)		1,000,000	1,000,991
Sandstone Peak III Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.63%, 6.2559% 4/25/2037 (b)(c)(d)		2,000,000	2,012,664
Sandstone Peak Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.68%, 6.3359% 10/15/2034 (b)(c)(d)		250,000	250,083
Sandstone Peak Ltd Series 2024-1A Class B1R, CME Term SOFR 3 month Index + 1.83%, 6.4859% 10/15/2034 (b)(c)(d)		250,000	250,349
Signal Peak Clo 5 Ltd / Signal Peak Clo 5 LLC Series 2024-5A Class A1R, CME Term SOFR 3 month Index + 1.55%, 6.1759% 4/25/2037 (b)(c)(d)		250,000	251,579
Sixth Str Clo IX Ltd/Llc Series 2024-9A Class AR, CME Term SOFR 3 month Index + 1.38%, 6.663% 7/21/2037 (b)(c)(d)		250,000	250,609
Sixth Street CLO XX Ltd Series 2021-20A Class A1, CME Term SOFR 3 month Index + 1.4216%, 6.039% 10/20/2034 (b)(c)(d)		1,000,000	1,000,882
Sound Point Clo Vii-R Ltd Series 2021-3RA Class A1R, CME Term SOFR 3 month Index + 1.3316%, 5.9579% 10/23/2031 (b)(c)(d)		7,616,110	7,625,326
Sycamore Tree CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.39%, 5.9012% 1/20/2038 (b)(c)(d)		590,000	590,000
Sycamore Tree Clo Ltd Series 2024-5A Class B, CME Term SOFR 3 month Index + 2.25%, 6.8674% 4/20/2036 (b)(c)(d)		250,000	250,344
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.9463% 4/23/2035 (b)(c)(d)		7,640,000	7,654,447
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)		4,315,000	4,351,466
Symphony CLO 46 Ltd Series 2024-46A Class A2, CME Term SOFR 3 month Index + 1.59%, 0% 1/20/2038 (b)(c)(d)(f)		250,000	250,043
Symphony Clo Ltd Series 2024-22A Class A1AR, CME Term SOFR 3 month Index + 1.18%, 5.8124% 4/18/2033 (b)(c)(d)		4,800,000	4,801,234
Symphony Clo Xviii Ltd Series 2024-18A Class A1R3, CME Term SOFR 3 month Index + 1.1%, 5.7263% 7/23/2033 (b)(c)(d)		4,464,269	4,473,831
Symphony Clo Xxi Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.3216%, 5.9775% 7/15/2032 (b)(c)(d)		766,901	767,490
Symphony Clo Xxviii Ltd Series 2021-28A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.0279% 10/23/2034 (b)(c)(d)		250,000	250,605
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.8475% 7/15/2030 (b)(c)(d)		329,150	329,652
TCW CLO Ltd / TCW CLO LLC Series 2021-1A Class A1RR, CME Term SOFR 3 month Index + 1.4216%, 6.039% 4/20/2034 (b)(c)(d)		5,500,000	5,512,562
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)		5,326,367	5,121,834
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)		5,638,204	5,356,294
Tiaa Clo IV Ltd Series 2024-1A Class A1AR, CME Term SOFR 3 month Index + 1.14%, 5.7574% 1/20/2032 (b)(c)(d)		3,626,371	3,630,505
Ticp Clo VIII Ltd Series 2021-8A Class A2R, CME Term SOFR 3 month Index + 1.9616%, 6.579% 10/20/2034 (b)(c)(d)		250,000	250,000
Tralee Clo VI Ltd Series 2024-6A Class A1RR, CME Term SOFR 3 month Index + 1.22%, 5.8459% 10/25/2032 (b)(c)(d)		6,200,000	6,201,352
Tralee Clo VII Ltd / Tralee Clo VII LLC Series 2021-7A Class A1, CME Term SOFR 3 month Index + 1.5816%, 6.2075% 4/25/2034 (b)(c)(d)		12,000,000	12,009,060
Trestles Clo IV Ltd / Trestles Clo IV LLC Series 2021-4A Class A, CME Term SOFR 3 month Index + 1.4316%, 6.049% 7/21/2034 (b)(c)(d)		250,000	250,105
Trestles Clo V Ltd / Trestles Clo V LLC Series 2021-5A Class A1, CME Term SOFR 3 month Index + 1.4316%, 6.049% 10/20/2034 (b)(c)(d)		4,020,000	4,024,872
Trimaran Cavu Ltd / Trimaran Cavu LLC Series 2019-1A Class A1, CME Term SOFR 3 month Index + 1.7216%, 6.339% 7/20/2032 (b)(c)(d)		965,990	967,801
Trimaran CAVU Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.38%, 0% 1/25/2038 (b)(c)(d)(f)		350,000	350,000
Trinitas Clo VI Ltd / Trinitas Clo VI LLC Series 2024-6A Class ARRR, CME Term SOFR 3 month Index + 1.33%, 5.9559% 1/25/2034 (b)(c)(d)		4,500,000	4,516,637
Voya Clo 2014-1 Ltd Series 2018-1A Class AAR2, CME Term SOFR 3 month Index + 1.2516%, 5.884% 4/18/2031 (b)(c)(d)		121,682	121,823
Voya CLO Ltd / Voya CLO LLC Series 2021-3A Class A1R, CME Term SOFR 3 month Index + 1.3016%, 5.919% 4/20/2034 (b)(c)(d)		250,000	250,379
Voya CLO Ltd Series 2018-1A Class A1R, CME Term SOFR 3 month Index + 1.3316%, 5.949% 1/20/2031 (b)(c)(d)		88,541	88,742
Voya CLO Ltd Series 2021-3A Class DR, CME Term SOFR 3 month Index + 7.2116%, 11.829% 4/20/2034 (b)(c)(d)		250,000	250,205
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)		4,109,000	4,130,523
Voya CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.15%, 5.7824% 10/18/2031 (b)(c)(d)		2,536,535	2,539,366
Voya CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.8559% 10/15/2031 (b)(c)(d)		390,269	390,589
Voya CLO Ltd/Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 month Index + 1.4216%, 6.039% 7/19/2034 (b)(c)(d)		13,996,000	14,022,354
Voya CLO Ltd/Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.029% 10/20/2034 (b)(c)(d)		7,430,000	7,451,317
Wellfleet CLO Ltd Series 2024-1A Class A1RN, CME Term SOFR 3 month Index + 1.42%, 6.0759% 7/15/2037 (b)(c)(d)		7,750,000	7,802,189
Whitebox Clo I Ltd Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.32%, 5.9548% 7/24/2036 (b)(c)(d)		664,100	665,627
Whitebox Clo II Ltd / Whitebox Clo II LLC Series 2024-2A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.9369% 10/24/2037 (b)(c)(d)		500,000	500,000
Whitebox Clo III Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2035 (b)(c)(d)		260,000	260,501
Whitebox Clo IV Ltd Series 2023-4A Class A1, CME Term SOFR 3 month Index + 2.15%, 6.7674% 4/20/2036 (b)(c)(d)		250,000	251,098
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			922,564,701
IRELAND - 0.3%
AlbaCore Euro CLO IV DAC Series 2024-4A Class AR, 3 month EURIBOR + 0.99%, 4.174% 7/15/2035 (b)(c)(d)	EUR	1,000,000	1,052,694
Arbour CLO DAC Series 2024-11A Class AR, 3 month EURIBOR + 1.33%, 4.353% 5/15/2038 (b)(c)(d)	EUR	1,000,000	1,058,523
Arbour Clo VI Dac Series 2024-6A Class AR, 3 month EURIBOR + 1.15%, 4.32% 11/15/2037 (b)(c)(d)	EUR	9,400,000	9,926,467
Arbour Clo VII DAC Series 2024-7A Class B1R, 3 month EURIBOR + 2.05%, 4.996% 12/15/2038 (b)(c)(d)	EUR	5,450,000	5,759,253
Aurium CLO II DAC Series 2021-2A Class A1RR, 3 month EURIBOR + 0.93%, 4.385% 6/22/2034 (b)(c)(d)	EUR	1,000,000	1,053,067
Aurium CLO VII DAC Series 2021-7A Class A, 3 month EURIBOR + 0.83%, 3.853% 5/15/2034 (b)(c)(d)	EUR	1,400,000	1,468,802
Aurium Clo VIII DAC Series 2021-8A Class A, 3 month EURIBOR + 0.85%, 4.305% 6/23/2034 (b)(c)(d)	EUR	2,800,000	2,948,414
Avoca CLO XXV DAC Series 2021-25A Class A, 3 month EURIBOR + 0.96%, 4.139% 10/15/2034 (b)(c)(d)	EUR	5,000,000	5,265,822
BlueMountain Fuji Eur CLO V DAC Series 2019-5A Class A, 3 month EURIBOR + 0.91%, 4.094% 1/15/2033 (b)(c)(d)	EUR	999,703	1,052,871
Contego Clo V DAC Series 2018-5A Class A, 3 month EURIBOR + 0.82%, 3.999% 1/15/2031 (b)(c)(d)	EUR	1,074,344	1,134,976
Contego Clo V DAC Series 2018-5A Class ANV, 3 month EURIBOR + 0.82%, 3.999% 1/15/2031 (b)(c)(d)	EUR	1,074,344	1,134,976
CVC Cordatus Loan Fund XXI DAC Series 2021-21A Class A1E, 3 month EURIBOR + 0.96%, 0% 9/22/2034 (b)(c)(d)	EUR	8,000,000	8,415,957
Fortuna Consumer Loan Series 2024-2 Class E, 1 month EURIBOR + 4.1%, 7.183% 10/18/2034 (c)	EUR	100,000	105,929
Grosvenor Place Clo Dac Series 2024-2A Class A, 3 month EURIBOR + 1.24%, 0% 1/15/2039 (b)(c)(d)(f)	EUR	10,000,000	10,567,500
Harvest CLO XXV DAC Series 2021-25A Class AR, 3 month EURIBOR + 0.95%, 4.169% 10/21/2034 (b)(c)(d)	EUR	3,500,000	3,680,069
Hayfin Emerald Clo V Dac Series 2024-5A Class AR, 3 month EURIBOR + 1.21%, 3.975% 11/17/2037 (b)(c)(d)	EUR	10,000,000	10,563,706
Hayfin Emerald CLO X DAC Series 2024-10A Class AR, 3 month EURIBOR + 1.35%, 4.558% 7/18/2038 (b)(c)(d)	EUR	2,300,000	2,433,515
Henley CLO IV DAC Series 2021-4A Class A, 3 month EURIBOR + 0.9%, 3.986% 4/25/2034 (b)(c)(d)	EUR	2,000,000	2,101,407
Henley CLO VII DAC Series 2024-7A Class AR, 3 month EURIBOR + 0.99%, 4.076% 4/25/2034 (b)(c)(d)	EUR	3,700,000	3,907,367
Invesco Euro Clo I Dac Series 2021-1A Class A1R, 3 month EURIBOR + 0.65%, 3.834% 7/15/2031 (b)(c)(d)	EUR	10,000,000	10,495,335
Invesco Euro CLO VII DAC Series 2022-7A Class A, 3 month EURIBOR + 0.99%, 4.174% 1/15/2035 (b)(c)(d)	EUR	1,934,000	2,035,649
Palmer Square European Loan Funding Series 2024-2A Class A, 3 month EURIBOR + 0.99%, 4.338% 5/15/2034 (b)(c)(d)	EUR	5,500,000	5,803,407
Providus CLO II DAC Series 2024-2A Class ARR, 3 month EURIBOR + 1.16%, 4.344% 10/15/2038 (b)(c)(d)	EUR	9,500,000	10,039,125
Providus CLO V DAC Series 2021-5A Class A, 3 month EURIBOR + 0.8%, 3.823% 2/15/2035 (b)(c)(d)	EUR	7,500,000	7,876,684
Rockford Tower Europe CLO Series 2024-1A Class AR, 3 month EURIBOR + 1.37%, 4.468% 4/24/2037 (b)(c)(d)	EUR	1,000,000	1,057,547
Segovia European CLO-3 Series 2022-3A Class AR, 3 month EURIBOR + 0.95%, 4.036% 1/25/2035 (b)(c)(d)	EUR	9,000,000	9,465,593
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)		2,498,000	2,508,492
Voya Euro Clo II DC Series 2021-2A Class AR, 3 month EURIBOR + 0.96%, 4.144% 7/15/2035 (b)(c)(d)	EUR	8,100,000	8,504,628
TOTAL IRELAND			131,417,775
ITALY - 0.0%
Golden Bar Securitisation Srl Series 2024-1 Class B, 3 month EURIBOR + 1.5%, 4.934% 9/22/2043 (b)(c)(e)	EUR	100,000	106,431
MULTI-NATIONAL - 0.0%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1324% 4/18/2037 (b)(c)(d)		4,144,000	4,171,139
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 7/20/2035 (b)(c)(d)		5,071,000	5,076,614
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.8235% 7/27/2037 (b)(c)(d)		4,720,000	4,742,245
TOTAL MULTI-NATIONAL			13,989,998
NETHERLANDS - 0.0%
Avoca CLO XVII DAC Series 2022-17A Class ARR, 3 month EURIBOR + 0.82%, 3.999% 10/15/2032 (b)(c)(d)	EUR	495,350	520,806
BNPP AM Euro CLO 2019 BV Series 2021-1A Class AR, 3 month EURIBOR + 0.82%, 4.021% 7/22/2032 (b)(c)(d)	EUR	249,835	262,531
Dryden 59 Euro CLO 2017 BV Series 2018-59A Class A, 3 month EURIBOR + 0.75%, 3.773% 5/15/2032 (b)(c)(d)	EUR	2,916,166	3,063,282
Dryden 73 Euro CLO 2019 BV Series 2019-73A Class A1, 3 month EURIBOR + 0.94%, 4.119% 1/15/2034 (b)(c)(d)	EUR	3,700,000	3,898,113
Hill Series 2024-2FL Class D, 1 month EURIBOR + 1.95%, 5.033% 10/18/2032 (b)(c)(e)	EUR	100,000	106,056
TOTAL NETHERLANDS			7,850,788
SPAIN - 0.0%
FTA Consumo Santander Series 2024-7 Class B, 3 month EURIBOR + 1.3%, 0.4185% 7/20/2038 (b)(c)(e)	EUR	100,000	105,722
FTA Consumo Santander Series 2024-7 Class C, 3 month EURIBOR + 1.65%, 4.535% 7/20/2038 (b)(c)(e)	EUR	100,000	105,371
TOTAL SPAIN			211,093
UNITED KINGDOM - 0.0%
Cardiff Auto Receivables Securitisation 2024-1 Series 2024-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.9%, 6.6019% 8/20/2031 (b)(c)(e)	GBP	100,000	127,625
Cardiff Auto Receivables Securitisation 2024-1 Series 2024-1 Class D, SONIA Overnight Deposit Rates SWAP + 2.6%, 7.3079% 8/20/2031 (b)(c)(e)	GBP	100,000	127,764
Dowson PLC Series 2024-1 Class E, SONIA Overnight Deposit Rates SWAP + 3.95%, 8.6585% 8/20/2031 (b)(c)(e)	GBP	372,000	473,542
Dowson PLC Series 2024-1 Class F, SONIA Overnight Deposit Rates SWAP + 6.95%, 11.6585% 8/20/2031 (b)(c)(e)	GBP	544,000	692,475
Newday Funding Master Issuer PLC Series 2024-2X Class D, SONIA Overnight Deposit Rates SWAP + 2.65%, 7.3588% 7/15/2032 (b)(c)(e)	GBP	100,000	127,881
TOTAL UNITED KINGDOM			1,549,287
UNITED STATES - 2.1%
37 Capital Clo 1 Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.28%, 5.9359% 10/15/2034 (b)(c)(d)		11,500,000	11,499,345
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)		3,661,222	3,723,144
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)		3,290,910	3,346,568
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)		1,864,740	1,412,525
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)		278,584	270,220
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)		4,212,828	4,044,470
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)		1,333,003	800,044
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)		3,229,833	3,000,464
ACC Trust Series 2022-1 Class C, 3.24% 10/20/2025 (d)(j)		303,000	109,011
Accelarated LLC Series 2021-1H Class D, 3.58% 10/20/2040 (d)		91,445	79,555
Accelerated LLC Series 2024-1A Class D, 7.85% 8/22/2044 (d)		3,126,499	3,074,383
Accredited Mortgage Loan Trust Series 2006-1 Class M1, CME Term SOFR 1 month Index + 0.4445%, 1.5388% 4/25/2036 (b)(c)		1,473,946	1,379,965
ACE Securities Corp Mortgage Loan Trust Series 2007-D1 Class A4, 6.93% 2/25/2038 (d)(g)		726,504	595,966
ACHV ABS Trust Series 2023-3PL Class C, 7.35% 8/19/2030 (d)		1,750,000	1,760,961
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (d)		795,000	794,904
Affirm Asset Securitization Trust Series 2023-X1 Class A, 7.11% 11/15/2028 (d)		100,052	100,346
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)		2,300,000	2,315,277
Affirm Asset Securitization Trust Series 2024-A Class A, 5.61% 2/15/2029 (d)		155,000	156,030
Affirm Asset Securitization Trust Series 2024-B Class B, 4.88% 9/15/2029 (d)		1,000,000	991,063
Affirm Asset Securitization Trust Series 2024-B Class C, 5.06% 9/15/2029 (d)		1,000,000	989,667
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)		1,262,920	1,267,158
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9816% 7/20/2037 (b)(c)(d)		4,828,000	4,851,372
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027		1,011,700	1,012,912
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028		3,210,000	3,233,152
American Credit Acceptance Receivables Trust Series 2023-2 Class D, 6.47% 8/13/2029 (d)		1,000,000	1,013,915
American Credit Acceptance Receivables Trust Series 2023-3 Class D, 6.82% 10/12/2029 (d)		2,180,000	2,230,579
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028		7,680,000	7,720,183
American Homes 4 Rent Series 2015-SFR2 Class E, 6.07% 10/17/2052 (d)		545,000	545,856
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, CME Term SOFR 1 month Index + 1.3145%, 5.9022% 11/25/2034 (b)(c)		3,108,480	2,857,448
Amsr 2020-Sfr4 Tr Series 2020-SFR4 Class E2, 2.456% 11/17/2037 (d)		672,872	651,078
Amsr 2020-Sfr4 Tr Series 2020-SFR4 Class F, 2.856% 11/17/2037 (d)		1,055,106	1,023,752
Amsr 2021-Sfr3 Trust Series 2021-SFR3 Class E2, 2.427% 10/17/2038 (d)		1,178,896	1,094,710
Amsr 2022-Sfr1 Trust Series 2022-SFR1 Class F, 6.021% 3/17/2039 (d)		373,005	361,767
Amsr 2023-Sfr2 Trust Series 2023-SFR2 Class E1, 3.95% 6/17/2040 (d)		2,650,000	2,448,759
Amsr 2023-Sfr2 Trust Series 2023-SFR2 Class E2, 3.95% 6/17/2040 (d)		3,100,000	2,816,120
AMSR Trust Series 2019-SFR1 Class F, 3.867% 1/19/2039 (d)		576,000	555,225
AMSR Trust Series 2019-SFR1 Class G, 4.857% 1/19/2039 (d)		230,000	223,949
AMSR Trust Series 2019-SFR1 Class H, 6.04% 1/19/2039 (d)		330,000	325,114
AMSR Trust Series 2020-SFR2 Class E1, 4.028% 7/17/2037 (d)		1,000,000	989,366
AMSR Trust Series 2020-SFR2 Class E2, 4.277% 7/17/2037 (d)		469,108	464,509
AMSR Trust Series 2020-SFR2 Class G, 4% 7/17/2037 (d)		160,904	158,586
AMSR Trust Series 2020-SFR2 Class H, 5.25% 7/17/2037 (d)		577,704	568,696
AMSR Trust Series 2020-SFR3 Class F, 3.553% 9/17/2037 (d)		356,300	349,243
AMSR Trust Series 2021-SFR1 Class B, 2.153% 6/17/2038 (d)		4,000,000	3,614,328
AMSR Trust Series 2021-SFR2 Class D, 2.278% 8/17/2038 (d)		1,150,000	1,084,966
AMSR Trust Series 2021-SFR2 Class F1, 3.275% 8/17/2038 (d)		380,318	359,192
AMSR Trust Series 2021-SFR4 Class F1, 3.158% 12/17/2038 (d)		2,500,000	2,312,857
AMSR Trust Series 2022-SFR3 Class D, 4% 10/17/2039 (d)		2,115,000	2,025,941
AMSR Trust Series 2022-SFR3 Class F, 4% 10/17/2039 (d)		2,400,000	2,204,344
AMSR Trust Series 2023-SFR1 Class F, 4% 4/17/2040 (d)		4,644,946	4,175,321
AMSR Trust Series 2024-SFR2G Class G1, 4.5% 8/19/2028		2,500,000	2,011,750
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)		1,330,049	1,276,859
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)		222,138	188,787
Aqua Finance Trust 2019-A Series 2019-A Class B, 3.47% 7/16/2040 (d)		321,769	311,064
Aqua Finance Trust Series 2020-AA Class B, 2.79% 7/17/2046 (d)		1,579,223	1,499,590
Aqua Finance Trust Series 2020-AA Class C, 3.97% 7/17/2046 (d)		115,872	109,270
Aqua Finance Trust Series 2020-AA Class D, 7.15% 7/17/2046 (d)		1,401,677	1,360,342
AREIT Trust Series 2021-CRE5 Class D, CME Term SOFR 1 month Index + 2.7645%, 7.3749% 11/17/2038 (b)(c)(d)		263,000	258,626
Argent Securities Inc Series 2005-W1 Class A2, CME Term SOFR 1 month Index + 0.5945%, 5.1822% 5/25/2035 (c)		462,277	369,363
Argent Securities Inc Series 2005-W5 Class A2D, CME Term SOFR 1 month Index + 0.7545%, 5.3422% 1/25/2036 (b)(c)		2,232,163	2,060,672
Argent Securities, Inc. Series 2006-M1 Class A2C, CME Term SOFR 1 month Index + 0.4145%, 5.0022% 7/25/2036 (c)		148,962	39,751
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (d)		600,000	604,504
Asset Backed Securities Corp Long Beach Home Equity Loan Trust 2000-LB1 Series 2004-HE9 Class M1, CME Term SOFR 1 month Index + 1.0895%, 5.6772% 12/25/2034 (c)		981,249	910,672
Bastion Funding I LLC Series 2023-1A Class A2, 7.119% 4/25/2038 (d)		1,285,065	1,283,652
Bear Stearns Asset Backed Securities I Trust Series 2006-EC1 Class M4, CME Term SOFR 1 month Index + 1.0595%, 4.841% 12/25/2035 (c)		592,532	566,626
Bear Stearns Asset Backed Securities I Trust Series 2006-HE5 Class M2, CME Term SOFR 1 month Index + 0.5945%, 5.1822% 6/25/2036 (c)		205,853	200,652
Bear Stearns Asset Backed Securities Trust Series 2003-SD2 Class 2A, 6.6276% 6/25/2043 (b)		2,771	2,746
Bear Stearns Asset Backed Securities Trust Series 2005-2 Class M5, CME Term SOFR 1 month Index + 5.3645%, 6.6567% 6/25/2035 (c)		600,000	612,852
Bear Stearns Structured ProductsBear Stearns Structured Products Trust Trust 2007-EMX1 Series 2007-EMX1 Class M1, CME Term SOFR 1 month Index + 2.1145%, 6.7022% 3/25/2037 (c)(d)		213,709	211,929
Bear Stearns Structured ProductsBear Stearns Structured Products Trust Trust 2007-EMX1 Series 2007-EMX1 Class M3, CME Term SOFR 1 month Index + 2.1145%, 6.7022% 3/25/2037 (c)(d)		1,615,045	1,380,987
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0475% 1/15/2035 (b)(c)(d)		5,907,000	5,913,899
Betony Clo 2 Ltd Series 2018-1A Class A1, CME Term SOFR 3 month Index + 1.3416%, 5.9308% 4/30/2031 (b)(c)(d)		878,487	880,210
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)		6,761,142	6,169,139
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 6.5% 12/16/2041 (d)(g)		3,919,510	3,911,514
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)		1,174,000	1,189,895
Bonds LLC Series 2024-FL13 Class A, CME Term SOFR 1 month Index + 1.5762%, 6.1866% 9/19/2039 (b)(c)(d)		262,000	262,492
Bravo Residential Funding Trust Series 2024-CES2 Class A1A, 5.549% 9/25/2054 (d)		464,370	462,961
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1, 6.05% 7/15/2027 (d)		134,000	135,369
Bridge 2022-SFR1 Trust Series 2022-SFR1 Class A, 3.4% 11/17/2037 (d)		5,470,744	5,364,512
Bridge Trust Series 2022-SFR1 Class E1, 6.3% 11/17/2037 (d)		3,000,000	2,987,394
Business Jet Securities LLC Series 2022-1A Class C, 6.413% 6/15/2037 (d)		322,995	315,520
Business Jet Securities LLC Series 2024-1A Class C, 9.132% 5/15/2039 (d)		1,727,783	1,763,263
BXG Receivables Note Trust Series 2018-A Class C, 4.44% 2/2/2034 (d)		20,496	20,259
BXG Receivables Note Trust Series 2020-A Class B, 2.49% 2/28/2036 (d)		1,185,943	1,109,879
BXG Receivables Note Trust Series 2022-A Class A, 4.12% 9/28/2037 (d)		3,434,098	3,365,117
BXG Receivables Note Trust Series 2023-A Class C, 7.38% 11/15/2038 (d)		646,864	647,288
C-Bass Trust Series 2006-MH1 Class B2, 6.75% 10/25/2036 (d)(g)		1,068,895	857,956
Carlyle Global Market Strategies CLO Ltd Series 2024-4A Class A1R4, CME Term SOFR 3 month Index + 1.12%, 5.7516% 4/22/2032 (b)(c)(d)		223,071	223,461
CarMax Auto Owner Trust Series 2021-1 Class D, 1.28% 7/15/2027		200,000	197,491
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026		1,294,532	1,295,828
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028		3,006,000	3,063,697
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027		1,283,522	1,289,911
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029		2,253,000	2,292,478
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027		1,000,000	1,005,511
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028		700,000	708,650
CarMax Series 2023-3 Class A2A, 5.72% 11/16/2026		2,048,612	2,054,181
CarNow Auto Receivables Trust Series 2022-1A Class E, 8.29% 8/15/2028 (d)(j)		351,000	270,638
Carrington Mortgage Loan Trust Series 2005-FRE1 Class M2, CME Term SOFR 1 month Index + 0.8495%, 5.4372% 12/25/2035 (c)		7,678,657	7,312,022
Cars Mti-1 L P / Cars Mti-2 L L C / Cars Mti-3 L L C / Cars Mti-4 L P / Cars Mti-5 L P / (Cars Mti-7 L L C) Series 2020-1A Class A3, 3.1% 12/15/2050 (d)		166,357	154,107
CARS-DB4 LP Series 2020-1A Class A6, 3.81% 2/15/2050 (d)		136,559	123,231
CARS-DB4 LP Series 2020-1A Class B2, 4.52% 2/15/2050 (d)		262,127	248,778
CARS-DB4 LP Series 2020-1A Class B3, 4.95% 2/15/2050 (d)		292,260	256,406
Carvana Auto Receivables Series 2023-P3 Class A4, 5.71% 7/10/2029 (d)		1,418,000	1,448,062
Carvana Auto Receivables Trust 2023-P1 Series 2023-P1 Class A3, 5.98% 12/10/2027 (d)		729,396	734,277
Carvana Auto Receivables Trust Series 2022-P1 Class A4, 3.52% 2/10/2028		2,500,000	2,452,946
Carvana Auto Receivables Trust Series 2023-N1 Class A, 6.36% 4/12/2027 (d)		171,945	172,372
Carvana Auto Receivables Trust Series 2024-N3 Class D, 5.38% 12/10/2030 (d)		3,000,000	2,966,298
Cascade MH Asset Trust Series 2019-MH1 Class B, 5% 11/25/2044 (d)(j)		497,340	451,633
Cascade MH Asset Trust Series 2024-MH1 Class B1, 7.504% 11/25/2056 (b)(d)		2,123,000	2,190,021
Cascade MH Asset Trust Series 2024-MH1 Class B2, 8.3481% 11/25/2056 (b)(d)		1,450,000	1,431,991
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)		1,294,594	1,220,176
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)		4,584,034	4,217,461
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)		2,927,377	2,078,501
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.9374% 4/20/2035 (b)(c)(d)		7,060,000	7,063,177
Centex Home Equity Loan Trust Series 2001-B Class A6, 6.36% 7/25/2032		318	307
Cfin 2022-Rtl1 Issuer LLC Series 2022-RTL1 Class AA, 4.725% 2/16/2026 (b)(d)		132,563	130,906
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)		1,234,833	1,217,158
Chase Auto Credit Linked Notes Series 2021-3 Class E, 2.102% 2/26/2029 (d)		50,926	50,534
Chase Auto Owner Trust Series 2022-AA Class A3, 3.98% 6/25/2027 (d)		2,258,172	2,249,717
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (d)		3,005,000	3,036,939
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030		1,700,000	1,738,587
Chase Issuance Trust Series 2024-A2 Class A, 4.63% 1/15/2031		1,200,000	1,210,496
CIT Mortgage Loan Trust Series 2007-1 Class 1M2, CME Term SOFR 1 month Index + 1.8645%, 6.4522% 10/25/2037 (c)(d)		700,000	681,622
CIT Mortgage Loan Trust Series 2007-1 Class 2M2, CME Term SOFR 1 month Index + 1.8645%, 6.4522% 10/25/2037 (c)(d)		1,938,000	1,827,458
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030		5,400,000	5,311,217
Citizens Auto Receivables Trust Series 2023-1 Class A3, 5.84% 1/18/2028 (d)		17,100,000	17,277,539
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)		2,603,000	2,630,024
Clover CLOLLC Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.53%, 6.1474% 4/20/2037 (b)(c)(d)		350,000	352,245
Cnh Equipment Trust Series 2023-A Class A2, 5.34% 9/15/2026		886,907	887,813
College Avenue Student Loans LLC Series 2021-C Class B, 2.72% 7/26/2055 (d)		345,330	309,658
College Avenue Student Loans LLC Series 2023-B Class A1A, 6.5% 6/25/2054 (d)		294,089	304,561
College Avenue Student Loans LLC Series 2024-A Class A1B, U.S. 30-Day Avg. SOFR Index + 1.75%, 6.484% 6/25/2054 (b)(c)(d)		370,188	377,681
Concord Music Royalties LLC Series 2024-1A Class A, 5.644% 10/20/2074 (d)		163,000	161,340
Connecticut Avenue Securities Trust 2022-R01 Series 2022-R01 Class 1M2, U.S. 30-Day Avg. SOFR Index + 1.9%, 6.634% 12/25/2041 (b)(c)(d)		1,100,000	1,113,868
Conseco Finance Corp Series 1998-4 Class M1, 6.83% 4/1/2030		273,158	261,537
COOF Securitization Trust 2014-1 Ltd Series 2014-1 Class A, 2.7673% 6/25/2040 (b)(d)(h)		37,210	2,544
Copar 2021-1 Series 2021-1 Class A3, 0.77% 9/15/2026		2,857,636	2,825,415
Corevest American Finance Trust Series 2018-1 Class E, 6.1343% 6/15/2051 (b)(d)		3,034,000	2,928,712
Corevest American Finance Trust Series 2020-2 Class A, 3.376% 5/15/2052 (d)		36,327	35,999
Corevest American Finance Trust Series 2020-2 Class B, 4.244% 5/15/2052 (d)		3,444,135	3,369,531
Countrywide Asset Bd Ctf 06-11 Tr Series 2006-11 Class 1AF4, 6.3% 12/25/2035 (Ambac Assurance Corp Insured) (b)		1,165,535	1,122,566
CPS Auto Receivables Trust Series 2023-D Class C, 7.17% 1/15/2030 (d)		2,500,000	2,572,565
Credit Acceptance Auto Loan Trust Series 2022-3A Class A, 6.57% 10/15/2032 (d)		2,358,860	2,371,222
Credit Acceptance Auto Loan Trust Series 2022-3A Class D, 9% 4/18/2033 (d)		292,000	300,861
Credit Acceptance Auto Loan Trust Series 2023-1A Class C, 7.71% 7/15/2033 (d)		1,008,000	1,046,625
Credit Acceptance Auto Loan Trust Series 2023-2A Class C, 7.15% 9/15/2033 (d)		658,000	677,708
Credit Acceptance Auto Loan Trust Series 2023-3A Class C, 7.62% 12/15/2033 (d)		4,000,000	4,170,227
Credit Acceptance Auto Loan Trust Series 2023-5A Class C, 7.3% 4/17/2034 (d)		2,550,000	2,647,344
Credit Acceptance Auto Loan Trust Series 2024-3A Class C, 5.39% 1/16/2035 (d)		3,000,000	2,959,205
CWABS Asset Backed Notes Trust Series 2007-SEA2 Class 2A1, CME Term SOFR 1 month Index + 1.6145%, 6.2022% 6/25/2047 (b)(c)(d)		77,132	60,406
CWABS Inc Asset-Backed Certificates Series 2004-1 Class 3A, CME Term SOFR 1 month Index + 0.6745%, 5.2622% 4/25/2034 (b)(c)		8,675	8,280
CWABS Inc Asset-Backed Certificates Series 2004-6 Class M1, CME Term SOFR 1 month Index + 1.0145%, 5.6022% 10/25/2034 (b)(c)		3,169	3,167
CWABS Inc Asset-Backed Certificates Series 2005-3 Class MF3, 5.682% 8/25/2035 (b)		1,179,789	894,214
Databank Issuer LLC 2021-1a Series 2021-1A Class A2, 2.06% 2/27/2051 (d)		564,627	540,140
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)		6,818,440	6,616,106
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (d)		3,065,000	3,066,091
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)		561,248	563,464
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)		2,091,000	2,123,183
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)		1,700,000	1,702,352
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (d)		979,000	995,222
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (d)		3,600,000	3,611,959
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (d)		1,196,160	1,118,231
Drive Auto Receivables Trust Series 2024-2 Class D, 4.94% 5/17/2032		2,200,000	2,170,561
DT Auto Owner Trust Series 2020-3A Class D, 1.84% 6/15/2026 (d)		106,313	105,747
DT Auto Owner Trust Series 2023-3A Class D, 7.12% 5/15/2029 (d)		3,936,000	4,067,247
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 6.1659% 7/15/2037 (b)(c)(d)		4,210,000	4,234,864
ECMC Group Student Loan Trust Series 2021-1A Class A1B, U.S. 30-Day Avg. SOFR Index + 0.6845%, 5.4185% 11/25/2070 (b)(c)(d)		534,209	528,601
Elara HGV Timeshare Issuer LLC Series 2019-A Class C, 3.45% 1/25/2034 (d)		22,767	22,154
Elara HGV Timeshare Issuer LLC Series 2021-A Class D, 3.32% 8/27/2035 (d)		275,907	255,150
ELFI Graduate Loan Program LLC Series 2023-A Class A, 6.37% 2/4/2048 (d)		571,450	583,145
Elfi Graduate Loan Program LLC Series 2024-A Class A, 5.56% 8/25/2049 (d)		973,302	983,268
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)		4,055,596	4,127,189
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (d)		3,400,000	3,398,096
Enterprise Fleet Financing LLC Series 2024-4 Class A4, 4.7% 6/20/2031 (d)		82,000	81,967
Enterprise Fleet Financing Series 2024-2 Class A1, 5.613% 5/20/2025 (d)		249,248	249,543
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)		1,900,000	1,916,384
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)		1,900,000	1,936,427
Equity One Abs Inc Series 2003-3 Class M2, 5.459% 12/25/2033 (b)		836,576	699,138
Exeter Automobile Receivables Trust Series 2023-4A Class D, 6.95% 12/17/2029		1,205,000	1,240,974
Exeter Automobile Receivables Trust Series 2023-4A Class E, 9.57% 2/18/2031 (d)		1,015,000	1,089,534
Exeter Automobile Receivables Trust Series 2023-5A Class D, 7.13% 2/15/2030		1,467,000	1,524,443
Exeter Automobile Receivables Trust Series 2024-2A Class A3, 5.63% 10/15/2026		1,000,000	1,001,426
FHF Issuer Trust Series 2023-2A Class C, 7.97% 12/17/2029 (d)		3,000,000	3,178,140
Figre Trust Series 2024-SL1 Class A1, 5.748% 7/25/2053 (d)		1,570,000	1,575,024
First Frankin Mortgage Loan Trust Series 2006-FF13 Class A1, CME Term SOFR 1 month Index + 0.3545%, 4.9422% 10/25/2036 (c)		34,641	22,372
Firstkey Homes 2022-Sfr1 Trust Series 2022-SFR1 Class E1, 5% 5/19/2039 (d)		1,826,000	1,774,197
Firstkey Homes 2022-Sfr2 Trust Series 2022-SFR2 Class E2, 4.5% 7/17/2039 (d)		497,000	475,482
Firstkey Homes 2022-Sfr3 Trust Series 2022-SFR3 Class E1, 3.5% 7/17/2038 (d)		3,500,000	3,335,792
Firstkey Homes 2022-Sfr3 Trust Series 2022-SFR3 Class E2, 3.5% 7/17/2038 (d)		229,000	217,585
Firstkey Homes Trust Series 2020-SFR1 Class F1, 3.638% 8/17/2037 (d)		111,000	108,871
Firstkey Homes Trust Series 2020-SFR1 Class H, 0% 8/17/2037 (d)(i)		3,500,000	3,317,876
Firstkey Homes Trust Series 2020-SFR2 Class F1, 3.017% 10/19/2037 (d)		638,000	621,398
Firstkey Homes Trust Series 2020-SFR2 Class F2, 3.117% 10/19/2037 (d)		570,000	554,904
FirstKey Homes Trust Series 2021-SFR1 Class C, 1.888% 8/17/2038 (d)		1,100,000	1,037,620
FirstKey Homes Trust Series 2021-SFR1 Class E2, 2.489% 8/17/2038 (d)		292,000	275,337
FirstKey Homes Trust Series 2021-SFR1 Class F1, 3.238% 8/17/2038 (d)		300,000	282,749
FirstKey Homes Trust Series 2021-SFR1 Class F2, 3.452% 8/17/2038 (d)		1,500,000	1,409,968
FirstKey Homes Trust Series 2021-SFR2 Class E2, 2.358% 9/17/2038 (d)		1,763,000	1,658,312
FirstKey Homes Trust Series 2021-SFR2 Class F2, 3.157% 9/17/2038 (d)		2,400,000	2,222,395
FirstKey Homes Trust Series 2021-SFR3 Class F2, 3.832% 12/17/2038 (d)		3,000,000	2,821,095
Firstkey Homes Trust Series 2022-SFR1 Class F1, 0% 5/19/2039 (d)(i)		2,000,000	1,670,107
Firstkey Homes Trust Series 2022-SFR1 Class F2, 0% 5/19/2039 (d)(i)		900,000	740,932
Firstkey Homes Trust Series 2022-SFR2 Class F1, 4.5% 7/17/2039 (d)		4,000,000	3,803,810
Firstkey Homes Trust Series 2022-SFR2 Class F2, 4.5% 7/17/2039 (d)		1,000,000	945,244
Firstkey Homes Trust Series 2022-SFR2 Class G, 4.5% 7/17/2039 (d)		1,700,000	1,578,231
Firstkey Homes Trust Series 2022-SFR3 Class F1, 0% 7/17/2038 (d)(i)		2,000,000	1,777,080
Flagship Credit Auto Trust Series 2023-2 Class C, 5.81% 5/15/2029 (d)		180,000	181,284
Flagship Credit Auto Trust Series 2023-3 Class D, 6.58% 8/15/2029 (d)		1,091,000	1,119,192
Flagship Credit Auto Trust Series 2024-1 Class A2, 5.64% 3/15/2028 (d)		859,928	863,845
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 0% 1/15/2038 (b)(c)(d)(f)		3,440,000	3,440,000
Fmc Gmsr Issuer Tr Series 2020-GT1 Class A, 4.45% 1/25/2026 (d)		438,000	420,296
Fmc Gmsr Issuer Tr Series 2021-GT1 Class B, 4.36% 7/25/2026 (d)		234,042	214,167
Fmc Gmsr Issuer Tr Series 2021-GT2 Class A, 3.85% 10/25/2026 (d)		4,000,000	3,718,927
Fmc Gmsr Issuer Tr Series 2021-GT2 Class B, 4.44% 10/25/2026 (d)		661,257	604,350
Fmc Gmsr Issuer Tr Series 2022-GT1 Class A, 6.19% 4/25/2027 (d)		4,292,553	4,257,603
Fmc Gmsr Issuer Tr Series 2022-GT1 Class B, 7.17% 4/25/2027 (d)		675,797	660,568
Fmc Gmsr Issuer Tr Series 2022-GT2 Class A, 7.9% 7/25/2027 (d)		373,005	377,864
Fmc Gmsr Issuer Tr Series 2022-GT2 Class B, 10.07% 7/25/2027 (d)		672,872	682,730
Ford Auto Securitization Trust II Series 2024-AA Class A2, 5.053% 7/15/2028 (d)	CAD	4,000,000	2,905,562
Ford Credit Auto Owner Trust Series 2021-1 Class C, 1.91% 10/17/2033 (d)		1,190,000	1,136,897
Ford Credit Auto Owner Trust Series 2022-1 Class A, 3.88% 11/15/2034 (d)		1,800,000	1,769,833
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)		5,800,000	5,826,115
Foundation Finance Trust Series 2020-1A Class C, 5.75% 7/16/2040 (d)		136,000	135,475
Foundation Finance Trust Series 2023-2A Class A, 6.53% 6/15/2049 (d)		251,610	259,749
Foundation Finance Trust Series 2023-2A Class B, 6.97% 6/15/2049 (d)		2,000,000	2,070,892
Foundation Finance Trust Series 2024-2A Class B, 4.93% 3/15/2050 (d)		100,000	99,004
Freed ABS Trust Series 2021-3FP Class D, 2.37% 11/20/2028 (d)		1,033,632	1,019,998
FRTKL Series 2021-SFR1 Class F, 3.171% 9/17/2038 (d)		128,000	119,786
FS Rialto Issuer LLC Series 2024-FL9 Class A, CME Term SOFR 1 month Index + 1.6306%, 6.2411% 10/19/2039 (b)(c)(d)		245,000	244,833
GE Mortgage Services LLC Series 1999-HE1 Class A6, 6.7% 4/25/2029		2,612	2,597
Genesis Sales Fin Master Tr Series 2024-B Class A, 5.87% 12/20/2032 (d)		7,400,000	7,400,000
Gls Auto Receivables Issuer Tr 2023-2 Series 2023-2A Class C, 5.69% 3/15/2029 (d)		341,000	343,234
Gls Auto Receivables Issuer Trust 2024-2 Series 2024-2A Class A2, 5.77% 6/15/2027 (d)		2,704,833	2,714,025
GLS Auto Receivables Issuer Trust Series 2022-1A Class D, 3.97% 1/18/2028 (d)		4,619,000	4,557,208
Gls Auto Receivables Trust 2023-3 Series 2023-3A Class D, 6.44% 5/15/2029 (d)		1,407,000	1,438,353
Gls Auto Receivables Trust 2023-3 Series 2023-3A Class E, 9.27% 8/15/2030 (d)		1,000,000	1,070,372
GLS Auto Select Receivables Trust Series 2023-1A Class B, 6.09% 3/15/2029 (d)		175,000	178,973
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028		2,830,000	2,857,909
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026		1,377,000	1,383,730
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (d)		3,709,000	3,764,434
Gmf Floorplan Owner Revolving Tr Series 2024-4A Class A1, 4.73% 11/15/2029 (d)		3,610,000	3,623,226
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.6439% 4/20/2034 (b)(c)(d)		5,780,000	5,781,306
Goldman Home Improvement Trust 2022-Grn1 Issuer Trust Series 2022-GRN1 Class A, 4.5% 6/25/2052 (d)		233,186	230,413
Goodgreen 2017-2 Trust Series 2017-2A Class A, 3.26% 10/15/2053 (d)		122,499	111,063
Goodgreen 2023-1 Series 2023-1A Class A, 5.9% 1/17/2061 (d)		622,726	613,222
Goodleap Home Improvement Solutions Trust Series 2024-1A Class A, 5.35% 10/20/2046 (d)		1,252,370	1,252,424
Goodleap Sustainable Home Solution Trust Series 2023-3C Class A, 6.5% 7/20/2055 (d)		880,993	889,094
Goodleap Sustainable Home Solution Trust Series 2023-4C Class A, 6.48% 3/20/2057 (d)		1,638,591	1,651,124
Goodleap Sustainable Home Solution Trust Series 2024-1GS Class A, 6.25% 6/20/2057 (d)		2,790,916	2,789,188
Gracie Point International Funding LLC Series 2023-1A Class A, U.S. 90-Day Avg. SOFR Index + 1.95%, 6.8815% 9/1/2026 (b)(c)(d)		103,133	103,642
Gracie Point International Funding LLC Series 2024-1A Class A, U.S. 90-Day Avg. SOFR Index + 1.7%, 7.0684% 3/1/2028 (b)(c)(d)		318,000	318,963
Granite Park Equipment Leasing LLC Series 2023-1A Class E, 7% 6/20/2035 (d)		1,587,000	1,483,112
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class A3, 5.55% 6/25/2059 (d)		500,000	509,801
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class A4, 5.67% 6/25/2059 (d)		1,603,164	1,617,229
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class B, 5.87% 6/25/2059 (d)		100,000	101,666
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (d)		7,500,000	7,508,698
Greensky Home Improvement Trust Series 2024-2 Class A3, 5.15% 10/27/2059 (d)		3,500,000	3,495,375
Greensky Home Improvement Trust Series 2024-2 Class A4, 5.15% 10/27/2059 (d)		266,000	265,965
Greensky Home Improvement Trust Series 2024-2 Class B, 5.26% 10/27/2059 (d)		758,000	758,978
Greensky Home Improvement Trust Series 2024-2 Class C, 5.55% 10/27/2059 (d)		1,000,000	1,002,049
Greensky Home Improvement Trust Series 2024-2 Class D, 6.43% 10/27/2059 (d)		664,000	672,361
Gs Mortgage-Backed Securities Trust Series 2024-HE2 Class A1, U.S. 30-Day Avg. SOFR Index + 1.5%, 6.234% 1/25/2055 (b)(c)(d)		3,630,696	3,641,225
GSAA Home Equity Trust Series 2006-18 Class AF3A, 5.7723% 11/25/2036		44,129	12,565
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)		3,484,000	3,484,585
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Series 2023-FL12 Class A, CME Term SOFR 1 month Index + 2.066%, 6.6765% 10/19/2038 (b)(c)(d)		1,000,000	999,372
Harvest SBA Loan Trust Series 2021-1 Class A, CME Term SOFR 1 month Index + 2.1145%, 6.8521% 4/25/2048 (b)(c)(d)		5,927	5,913
Hero Fdg 2017-2 Series 2017-2A Class A2, 4.07% 9/20/2048 (d)		50,786	45,927
Hero Funding Trust 2016-3 Series 2016-3A Class A1, 3.08% 9/20/2042 (d)		13,466	12,098
Hero Funding Trust Series 2015-3A Class A, 4.28% 9/20/2041 (d)		30,137	28,469
Hertz Vehicle Financing LLC Series 2023-3A Class A, 5.94% 2/25/2028 (d)		1,197,000	1,217,489
HIG RCP LLC Series 2023-FL1 Class A, CME Term SOFR 1 month Index + 2.274%, 6.8833% 9/19/2038 (b)(c)(d)		369,905	371,237
Hilton Grand Vacations Trust Series 2020-AA Class C, 6.42% 2/25/2039 (d)		63,787	64,054
Hilton Grand Vacations Trust Series 2023-1A Class C, 6.94% 1/25/2038 (d)		2,632,629	2,688,005
Hilton Grand Vacations Trust Series 2024-1B Class D, 8.85% 9/15/2039 (d)		2,164,475	2,213,671
Hilton Grand Vacations Trust Series 2024-3A Class C, 5.71% 8/27/2040 (d)		2,440,000	2,453,251
Hinnt 2024-A LLC Series 2024-A Class E, 8% 3/15/2043 (d)		1,348,871	1,283,471
Home Partners of America Trust Series 2019-2 Class E, 3.32% 10/19/2039 (d)		269,944	253,581
Home Partners of America Trust Series 2021-3 Class E2, 3.347% 1/17/2041 (d)		392,049	347,540
Home Re Ltd Series 2021-2 Class M1C, U.S. 30-Day Avg. SOFR Index + 2.8%, 7.534% 1/25/2034 (b)(c)(d)		588,815	594,951
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)		2,491,526	2,391,865
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (d)		1,500,000	1,515,187
HSI Asset Securitization Corp Trust Series 2007-HE1 Class 1A1, CME Term SOFR 1 month Index + 0.2545%, 4.8422% 1/25/2037 (b)(c)		2,283,858	1,714,517
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (d)		682,389	684,382
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B2, U.S. 30-Day Avg. SOFR Index + 1.4%, 6.1608% 5/20/2032 (b)(c)(d)		277,282	277,929
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B2, U.S. 30-Day Avg. SOFR Index + 1.35%, 6.2052% 10/20/2032 (b)(c)(d)		602,000	603,141
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (d)		5,373,000	5,436,049
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028		1,443,000	1,457,953
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029		3,357,000	3,383,674
J P Morgan Mortgage Trust Series 2024-HE2 Class A1, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.9608% 10/20/2054 (b)(c)(d)		805,842	806,914
Jonah Energy Abs I LLC Series 2022-1 Class A1, 7.2% 12/10/2037 (d)		385,535	386,890
Juniper Valley Park CLO LLC Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.55%, 6.1674% 7/20/2036 (b)(c)(d)		250,000	250,535
Kgs-Alpha Sba Coof Tr Ser 2012-2 Series 2012-2 Class A, 0.8323% 8/25/2038 (b)(d)(h)		45,888	757
KGS-Alpha SBA COOF Trust Series 2012-4 Class A, 0.9315% 9/25/37 (b)(d)(h)		49,913	843
KGS-Alpha SBA COOF Trust Series 2013-2 Class A, 1.7293% 3/25/2039 (b)(d)(h)		42,940	1,212
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (d)		3,013,000	3,061,025
Lending Funding Trust 2020-2 Series 2020-2A Class A, 2.32% 4/21/2031 (d)		3,750,000	3,594,217
Lending Funding Trust 2020-2 Series 2020-2A Class D, 6.77% 4/21/2031 (d)		3,455,000	3,346,447
Lendmark Fdg Trust Series 2024-2A Class B, 4.86% 2/21/2034 (d)		100,000	98,177
Lendmark Funding Trust 2021-2 Series 2021-2A Class D, 4.46% 4/20/2032 (d)		3,000,000	2,641,536
Lendmark Funding Trust 2022-1 Series 2022-1A Class C, 6.6% 7/20/2032 (d)		400,000	404,247
Lendmark Funding Trust 2023-1 Series 2023-1A Class D, 8.69% 5/20/2033 (d)		1,939,000	1,960,246
Lendmark Funding Trust Series 2021-1A Class A, 1.9% 11/20/2031 (d)		4,200,000	3,947,501
Lendmark Funding Trust Series 2021-1A Class D, 5.05% 11/20/2031 (d)		3,000,000	2,741,051
Lendmark Funding Trust Series 2024-1A Class B, 5.88% 6/21/2032 (d)		520,000	526,418
Lendmark Funding Trust Series 2024-1A Class D, 7.21% 6/21/2032 (d)		100,000	101,075
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2022-2022A Class A2, 4.145% 2/1/2033		260,000	255,480
Lyra Music Assets Delaware LP Series 2024-2A Class A2, 5.76% 12/22/2064 (d)		480,000	471,306
Mariner Finance Issuance Trust Series 2021-AA Class E, 5.4% 3/20/2036 (d)		4,500,000	4,176,531
Mariner Finance Issuance Trust Series 2021-BA Class E, 4.68% 11/20/2036 (d)		3,000,000	2,672,884
Mariner Finance Issuance Trust Series 2023-AA Class A, 6.7% 10/22/2035 (d)		1,364,000	1,384,468
Mariner Finance Issuance Trust Series 2023-AA Class B, 7.11% 10/22/2035 (d)		733,000	748,241
Mariner Finance Issuance Trust Series 2024-AA Class A, 5.13% 9/22/2036 (d)		279,000	280,273
Mariner Finance Issuance Trust Series 2024-BA Class A, 4.91% 11/20/2038 (d)		792,000	788,582
Mariner Finance Issuance Trust Series 2024-BA Class E, 8.8% 11/20/2038 (d)		4,000,000	4,067,090
Marlette Funding Trust 2023-2 Series 2023-2A Class C, 6.96% 6/15/2033 (d)		193,000	196,111
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (d)		789,403	792,779
Mastr Asset Backed Securities Trust 2003-NC1 Series 2005-WF1 Class M7, CME Term SOFR 1 month Index + 1.8395%, 6.4272% 6/25/2035 (b)(c)		1,816,559	1,860,009
Mastr Asset Backed Securities Trust 2007-NCW Series 2007-NCW Class A1, CME Term SOFR 1 month Index + 0.4145%, 5.0022% 5/25/2037 (Assured Guaranty Municipal Corp Insured) (b)(c)(d)		1,065,440	947,204
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028		2,356,000	2,386,329
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028		6,500,000	6,469,142
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027		5,219,894	5,214,153
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)		4,082,425	4,138,649
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)		3,103,000	3,129,884
Mercury Financial Credit Card Master Trust Series 2023-1A Class A, 8.04% 9/20/2027 (d)		4,463,000	4,470,463
MF1 LLC Series 2024-FL14 Class A, CME Term SOFR 1 month Index + 1.737%, 6.3475% 3/19/2039 (b)(c)(d)		100,000	100,125
MFA Trust Series 2024-NPL1 Class A1, 6.33% 9/25/2054		560,241	560,964
Mid-State Capital Corp Trust Series 2005-1 Class M1, 6.106% 1/15/2040		16,906	16,875
Mid-State Capital Corp Trust Series 2006-1 Class A, 5.787% 10/15/2040 (d)		16,723	16,695
Mid-State Capital Corp Trust Series 2006-1 Class M1, 6.083% 10/15/2040 (d)		20,290	20,272
Morgan Stanley ABS Capital I Inc Series 2003-SD1 Class M1, CME Term SOFR 1 month Index + 2.3645%, 6.9522% 3/25/2033 (c)		1,781	1,712
Morgan Stanley ABS Capital I Inc Series 2006-HE4 Class A4, CME Term SOFR 1 month Index + 0.5945%, 5.1822% 6/25/2036 (c)		3,327,944	1,675,440
Morgan Stanley ABS Capital I Inc Series 2007-NC3 Class A2D, CME Term SOFR 1 month Index + 0.3745%, 4.9622% 5/25/2037 (b)(c)		1,839,660	1,404,267
Morgan Stanley Mortgage Loan Trust Series 2006-12XS Class A4, 6.5119% 10/25/2036 (g)		76,034	17,374
Morgan Stanley Mortgage Loan Trust Series 2006-16AX Class 2A3, CME Term SOFR 1 month Index + 0.6145%, 5.2022% 11/25/2036 (c)		41,020	11,453
Morgan Stanley Mortgage Loan Trust Series 2007-3XS Class 2A4S, 6.4631% 1/25/2047 (g)		820,953	294,107
Mosaic Solar Loans Trust Series 2023-4A Class A, 6.4% 5/20/2053 (d)		205,732	208,443
Mvw 2019-1 LLC Series 2019-1A Class B, 3% 11/20/2036 (d)		63,920	63,073
Mvw 2019-1 LLC Series 2019-1A Class C, 3.33% 11/20/2036 (d)		26,996	26,584
MVW 2022-2 LLC Series 2022-2A Class D, 9% 10/21/2041 (d)		265,707	267,775
Navient Private Education Refi Loan Trust Series 2019-FA Class A2, 2.6% 8/15/2068 (d)		1,964,872	1,870,632
Navient Private Education Refi Loan Trust Series 2024-A Class A, 5.66% 10/15/2072 (d)		698,019	710,345
Navient Student Loan Trust Series 2015-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.7145%, 5.4485% 4/25/2040 (b)(c)		1,685,823	1,642,834
Navient Student Loan Trust Series 2016-2A Class A3, U.S. 30-Day Avg. SOFR Index + 1.6145%, 6.3485% 6/25/2065 (b)(c)(d)		904,768	916,787
Navient Student Loan Trust Series 2017-3A Class A3, U.S. 30-Day Avg. SOFR Index + 1.1645%, 5.8985% 7/26/2066 (b)(c)(d)		2,769,305	2,768,468
Navient Student Loan Trust Series 2023-BA Class A1A, 6.48% 3/15/2072 (d)		135,629	139,234
Navient Student Loan Trust Series 2023-BA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.7%, 6.5056% 3/15/2072 (b)(c)(d)		188,672	189,867
Nelnet Student Loan Trust Series 2013-1 Class A6, CME Term SOFR 3 month Index + 0.7116%, 5.2325% 8/23/2036 (b)(c)(d)		3,732,091	3,694,813
Nelnet Student Loan Trust Series 2021-A Class A1, CME Term SOFR 1 month Index + 0.9145%, 5.5207% 4/20/2062 (b)(c)(d)		1,051,373	1,046,308
Nelnet Student Loan Trust Series 2021-A Class A2, CME Term SOFR 1 month Index + 1.1445%, 5.7507% 4/20/2062 (b)(c)(d)		410,000	403,185
Nelnet Student Loan Trust Series 2021-A Class B1, 2.85% 4/20/2062 (d)		142,000	124,218
Nelnet Student Loan Trust Series 2023-PL1A Class A1A, U.S. 30-Day Avg. SOFR Index + 2.25%, 6.984% 11/25/2053 (b)(c)(d)		138,035	138,034
New Century Home Equity Loan Trust Series 2003-5 Class AI6, 4.8779% 11/25/2033 (g)		5,317	5,131
New Residential Mortgage Loan Trust Series 2022-SFR1 Class F, 4.443% 2/17/2039 (d)		2,100,000	1,941,117
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, CME Term SOFR 1 month Index + 0.3445%, 4.9322% 4/25/2037 (c)		1,514,678	1,490,182
Newrez LLC / Newres Gmsr Excess Owner LLC Series 2021-GNT1 Class A, 3.474% 11/25/2026 (d)		1,756,861	1,653,648
Nissan Auto Lease Trust Series 2023-B Class A4, 5.61% 11/15/2027		270,000	272,002
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028		4,700,000	4,772,691
Nissan Auto Receivables Owner Trust Series 2024-B Class A3, 4.34% 3/15/2029		1,000,000	997,809
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1 Class A, 3.844% 12/25/2025 (d)		122,432	120,121
NRZ FHT Excess LLC Series 2020-FHT1 Class A, 4.212% 11/25/2025 (d)		652,792	642,769
OCP CLO Ltd / OCP CLO LLC Series 2024-13A Class AR2, CME Term SOFR 3 month Index + 1.34%, 5.8874% 11/26/2037 (b)(c)(d)		320,000	320,000
OCP CLO Ltd Series 2024-8RA Class AR, CME Term SOFR 3 month Index + 1.25%, 5.7727% 10/17/2036 (b)(c)(d)		3,331,000	3,331,280
OCP CLO Ltd Series 2024-8RA Class BR, CME Term SOFR 3 month Index + 1.65%, 6.1727% 10/17/2036 (b)(c)(d)		250,000	250,020
Octagon Invt Partners 30 Ltd / Octagon Invt Partners 30 LLC Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.2616%, 5.879% 3/17/2030 (b)(c)(d)		777,881	779,374
Octane Receivables Trust Series 2023-2A Class C, 6.24% 6/20/2031 (d)		2,589,000	2,626,106
OneMain Financial Issuance Trust Series 2020-2A Class B, 2.21% 9/14/2035 (d)		1,050,000	980,174
OneMain Financial Issuance Trust Series 2023-2A Class B, 6.17% 9/15/2036 (d)		5,714,000	5,887,704
OneMain Financial Issuance Trust Series 2023-2A Class C, 6.74% 9/15/2036 (d)		1,300,000	1,343,238
OneMain Financial Issuance Trust Series 2023-2A Class D, 7.52% 9/15/2036 (d)		2,400,000	2,495,775
OneMain Financial Issuance Trust Series 2024-1A Class A, 5.79% 5/14/2041 (d)		777,000	808,761
Oportun Fdg Xiv LLC Series 2021-A Class A, 1.21% 3/8/2028 (d)		137,859	135,088
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (d)		2,557,800	2,558,451
Oportun Issuance Trust 2022-3 Series 2022-3 Class C, 10.147% 1/8/2030 (d)		219,028	221,518
Oportun Issuance Trust Series 2021-B Class B, 1.96% 5/8/2031 (d)		121,376	117,557
Oportun Issuance Trust Series 2021-B Class C, 3.65% 5/8/2031 (d)		1,943,997	1,896,208
Oportun Issuance Trust Series 2021-C Class A, 2.18% 10/8/2031 (d)		4,695,561	4,546,079
Oportun Issuance Trust Series 2022-2 Class C, 9.36% 10/9/2029 (d)		95,104	95,460
Oportun Issuance Trust Series 2022-A Class A, 5.05% 6/9/2031 (d)		210,322	209,913
Oportun Issuance Trust Series 2022-A Class C, 7.4% 6/9/2031 (d)		160,000	161,266
Option One Mortgage Loan Trust 2007-FXD1 Series 2007-FXD1 Class 3A4, 5.86% 1/25/2037 (Ambac Assurance Corp Insured) (g)		38,543	37,030
Owl Rock Clo Xviii LLC Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.7%, 6.9951% 7/24/2036 (b)(c)(d)		250,000	250,312
Park Ave Institutional Advisers CLO Ltd /Park Ave Institutional Advisers CLO LLC Series 2021-1A Class A1AR, CME Term SOFR 3 month Index + 1.2616%, 5.879% 10/20/2031 (b)(c)(d)		4,491,172	4,495,183
PFS Financing Corp Series 2022-D Class B, 4.9% 8/15/2027 (d)		1,047,000	1,043,844
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)		1,046,318	1,056,018
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)		5,919,788	5,488,025
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)		4,568,850	4,386,604
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)		4,083,300	3,768,898
Pmt Credit Risk Transfer Trust 2024-3r Series 2024-3R Class A, U.S. 30-Day Avg. SOFR Index + 3.1%, 7.7992% 9/27/2028 (b)(c)(d)		4,631,234	4,645,103
Pret 2023-Rn2 LLC Series 2023-RN2 Class A1, 8.1115% 11/25/2053 (d)		271,931	273,736
PRET LLC Series 2021-NPL6 Class A1, 5.4871% 7/25/2051 (b)(d)		159,688	158,959
PRET LLC Series 2024-NPL4 Class A1, 6.9961% 7/25/2054 (d)		329,776	330,744
PRET LLC Series 2024-NPL5 Class A1, 5.963% 9/25/2054 (b)(d)		1,247,781	1,236,001
PRET LLC Series 2024-RN2 Class A1, 7.1249% 4/25/2054 (d)		201,855	202,717
Pretium Mortgage Credit Partners LLC Series 2024-NPL1 Class A1, 7.1429% 1/25/2054 (d)(g)		424,911	427,605
Pretium Mortgage Credit Partners LLC Series 2024-NPL2 Class A1, 7.021% 2/25/2054 (d)		321,987	323,736
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 6.3045% 7/25/2054 (b)(c)(d)		1,654,402	1,653,750
Progress Residential Trust Series 2021-SFR1 Class F, 2.757% 4/17/2038 (d)		351,000	337,716
Progress Residential Trust Series 2021-SFR11 Class E1, 3.378% 1/17/2039 (d)		4,000,000	3,648,458
Progress Residential Trust Series 2021-SFR2 Class E2, 2.647% 4/19/2038 (d)		583,000	559,915
Progress Residential Trust Series 2021-SFR3 Class E2, 2.688% 5/17/2026 (d)		281,728	270,372
Progress Residential Trust Series 2021-SFR3 Class F, 3.436% 5/17/2026 (d)		1,500,000	1,450,768
Progress Residential Trust Series 2021-SFR8 Class E1, 2.382% 10/17/2038 (d)		722,000	679,662
Progress Residential Trust Series 2021-SFR8 Class F, 3.181% 10/17/2038 (d)		4,000,000	3,743,766
Progress Residential Trust Series 2022-SFR1 Class E1, 3.93% 2/17/2041 (d)		479,000	437,744
Progress Residential Trust Series 2022-SFR1 Class F, 4.88% 2/17/2041 (d)		4,000,000	3,690,906
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (d)		643,616	612,627
Progress Residential Trust Series 2022-SFR3 Class D, 4.45% 4/17/2039 (d)		4,705,000	4,582,969
Progress Residential Trust Series 2022-SFR3 Class E2, 5.6% 4/17/2039 (d)		588,000	576,284
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (d)		2,169,037	2,143,789
Progress Residential Trust Series 2023-SFR1 Class E1, 6.15% 3/17/2040 (d)		1,822,000	1,816,346
Progress Residential Trust Series 2023-SFR2 Class D, 4.5% 10/17/2040 (d)		2,550,000	2,423,471
Progress Residential Trust Series 2023-SFR2 Class E1, 4.75% 10/17/2040 (d)		4,531,000	4,251,684
Progress Residential Trust Series 2024-SFR2 Class E1, 3.4% 4/17/2041 (b)(d)		100,000	90,162
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)		1,346,182	1,314,316
Rckt Mortgage Trust 2024-Ces3 Series 2024-CES3 Class A1A, 6.591% 5/25/2044 (b)(d)		898,106	911,346
RCKT Mortgage Trust Series 2024-CES1 Class A1A, 6.025% 2/25/2044 (d)		1,609,510	1,616,706
Rco Mortgage LLC Series 2024-1 Class A1, 7.0213% 1/25/2029 (d)		239,502	240,383
Ready Capital Mortgage Financing LLC Series 2023-FL11 Class A, CME Term SOFR 1 month Index + 2.374%, 6.9617% 10/25/2039 (b)(c)(d)		546,208	547,574
Regional Management Issuance Trust Series 2021-1 Class B, 2.42% 3/17/2031 (d)		239,000	232,349
Regional Management Issuance Trust Series 2021-1 Class D, 5.07% 3/17/2031 (d)		3,300,000	3,206,600
Regional Management Issuance Trust Series 2021-2 Class A, 1.9% 8/15/2033 (d)		520,000	483,555
Regional Management Issuance Trust Series 2022-1 Class A, 3.07% 3/15/2032 (d)		193,000	189,704
Regional Management Issuance Trust Series 2024-2 Class A, 5.11% 12/15/2033 (d)		125,000	125,215
Renew 2017-1 Series 2017-1A Class A, 3.67% 9/20/2052 (d)		23,996	21,629
Renew 2017-1 Series 2017-1A Class B, 5.75% 9/20/2052 (d)		10,407	10,257
Republic Fin Issuance Tr 2024-A Series 2024-A Class B, 6.47% 8/20/2032 (d)		280,000	283,935
Republic Finance Issuance Trust Series 2024-B Class A, 5.42% 11/20/2037 (d)		2,996,000	3,001,107
Republic Finance Issuance Trust Series 2024-B Class B, 5.86% 11/20/2037 (d)		210,000	210,991
Santander Drive Auto Receivables Trust Series 2021-1 Class D, 1.13% 11/16/2026		523,004	519,820
Santander Drive Auto Receivables Trust Series 2022-6 Class D, 5.69% 2/18/2031		3,300,000	3,343,143
Santander Drive Auto Receivables Trust Series 2023-2 Class C, 5.47% 12/16/2030		740,000	748,539
Santander Drive Auto Receivables Trust Series 2023-5 Class A2, 6.31% 7/15/2027		4,896,575	4,911,677
Santander Drive Auto Receivables Trust Series 2023-6 Class C, 6.4% 3/17/2031		500,000	518,500
Santander Drive Auto Receivables Trust Series 2024-1 Class A2, 5.71% 2/16/2027		358,166	358,847
Santander Drive Auto Receivables Trust Series 2024-2 Class D, 6.28% 8/15/2031		1,000,000	1,028,883
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)		4,596,006	4,320,292
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)		524,950	420,280
SBA Tower Trust Series 2019, 2.836% 1/15/2050 (d)		8,004,000	7,980,614
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)		2,753,000	2,657,268
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)		2,105,000	1,925,644
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)		3,081,000	3,119,313
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (d)		2,627,000	2,623,832
Scf Equipment Leasing Series 2023-1A Class B, 6.37% 5/20/2032 (d)		2,500,000	2,614,008
Securitized Asset Backed LLC Trust Series 2006-CB5 Class A3, CME Term SOFR 1 month Index + 0.3945%, 4.9822% 6/25/2036 (b)(c)		2,000,176	1,328,213
Service Experts Issuer LLC Series 2024-1A Class A, 6.39% 11/20/2035 (d)		188,716	192,076
Sesac Finance LLC 2022-1 Series 2024-1 Class A2, 6.421% 1/25/2054 (d)		52,603	53,001
Sesac Finance LLC Series 2019-1 Class A2, 5.216% 7/25/2049 (d)		947,500	937,638
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (d)		260,340	260,847
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (d)		1,754,000	1,776,576
Sierra Timeshare Receivables Funding LLC Series 2022-1A Class D, 6% 10/20/38 (d)		141,356	137,986
Sierra Timeshare Receivables Funding LLC Series 2023-1A Class D, 9.8% 1/20/2040 (d)		912,611	944,461
Sierra Timeshare Receivables Funding LLC Series 2023-2A Class D, 9.72% 4/20/2040 (d)		595,105	609,569
Sierra Timeshare Receivables Funding LLC Series 2023-3A Class D, 9.44% 9/20/2040 (d)		482,080	499,151
Smb Private Ed Ln Tr 2023-B Series 2023-B Class A1B, U.S. 30-Day Avg. SOFR Index + 1.8%, 6.6056% 10/16/2056 (b)(c)(d)		1,048,628	1,072,099
SMB Private Education Loan Trust Series 2017-B Class B, 3.5% 12/16/2041 (d)		500,000	479,464
SMB Private Education Loan Trust Series 2018-B Class A2B, CME Term SOFR 1 month Index + 0.8345%, 5.4438% 1/15/2037 (b)(c)(d)		388,071	386,837
SMB Private Education Loan Trust Series 2018-C Class A2B, CME Term SOFR 1 month Index + 0.8645%, 5.4738% 11/15/2035 (b)(c)(d)		598,740	597,221
SMB Private Education Loan Trust Series 2021-A Class B, 2.31% 1/15/2053 (d)		748,495	717,137
SMB Private Education Loan Trust Series 2024-A Class A1A, 5.24% 3/15/2056 (d)		2,335,706	2,353,383
SMB Private Education Loan Trust Series 2024-A Class A1B, U.S. 30-Day Avg. SOFR Index + 1.45%, 6.2556% 3/15/2056 (b)(c)(d)		5,681,372	5,775,008
SMB Private Education Loan Trust Series 2024-A Class B, 5.88% 3/15/2056 (d)		423,000	430,972
SMB Private Education Loan Trust Series 2024-C Class A1B, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.8983% 6/17/2052 (b)(c)(d)		162,330	162,733
SMB Private Education Loan Trust Series 2024-D Class A1A, 5.38% 7/15/2053 (d)		1,436,863	1,457,145
SoFi Professional Loan Program Trust Series 2024-1A Class A, 6.06% 2/12/2031 (d)		392,491	394,414
SoFi Professional Loan Program Trust Series 2024-1A, 0% 2/12/2031 (d)		10,000	294,332
Soundview Home Loan Trust Series 2005-OPT3 Class M4, CME Term SOFR 1 month Index + 1.1345%, 5.7222% 11/25/2035 (b)(c)		45,000	35,342
Soundview Home Loan Trust Series 2007-NS1 Class M1, CME Term SOFR 1 month Index + 0.4645%, 5.0522% 1/25/2037 (c)		31,283	29,839
Soundview Home Loan Trust Series 2007-OPT1 Class 2A1, CME Term SOFR 1 month Index + 0.1945%, 4.7822% 6/25/2037 (b)(c)		20,452	13,232
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (d)		1,474,375	1,312,023
Stream Innovations Issuer Trust Series 2024-2A Class A, 5.21% 2/15/2045 (d)		4,900,000	4,909,115
Stream Innovations Issuer Trust Series 2024-2A Class C, 9.05% 2/15/2045 (d)		1,050,000	1,068,365
Structured Asset Securities Corp Mortgage Loan Trust 2007-GEL2 Series 2007-GEL2 Class M1, CME Term SOFR 1 month Index + 1.1645%, 5.7522% 5/25/2037 (c)(d)		84,334	66,209
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)		4,405,000	4,548,811
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)		8,449,000	8,583,434
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)		5,294,000	5,376,082
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)		5,300,000	5,239,201
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)		5,300,000	5,212,860
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)		2,650,000	2,618,408
Sunrun Artemis Issuer LLC Series 2024-2A Class A1, 6.25% 7/30/2059 (d)		4,945,730	4,965,008
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.5622% 9/25/2034 (b)(c)		3,028	3,108
Terwin Mortgage Trust Series 2005-10HE Class M5, CME Term SOFR 1 month Index + 1.1345%, 5.7222% 6/25/2036 (c)		172,287	154,092
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)		3,262,000	3,274,018
Tesla Auto Lease Trust Series 2023-B Class A4, 6.22% 3/22/2027 (d)		2,888,000	2,922,469
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)		1,166,841	1,168,941
Tesla Sustainable Energy Trust Series 2024-1A Class A2, 5.08% 6/21/2050 (d)		4,000,000	4,012,400
Theorem Funding Trust 2022-2 Series 2022-2A Class A, 6.06% 12/15/2028 (d)		81,410	81,627
TOWD Point Mortgage Trust Series 2024-CES1 Class A1A, 5.848% 1/25/2064 (d)		832,867	832,804
TOWD Point Mortgage Trust Series 2024-CES2 Class A1A, 6.125% 2/25/2064 (d)		672,883	674,216
TOWD Point Mortgage Trust Series 2024-CES3 Class A1, 6.29% 5/25/2064 (d)		1,891,347	1,904,917
Towd Point Mortgage Trust Series 2024-CES5 Class A1, 5.167% 9/25/2064 (d)		4,855,057	4,802,262
Towd Point Mortgage Trust Series 2024-CES5 Class A2, 5.202% 9/25/2064 (d)		3,000,000	2,946,959
Toyota Auto Receivables 2022-D Owner Trust Series 2022-D Class A3, 5.3% 9/15/2027		4,759,262	4,783,740
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)		2,802,219	2,803,812
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (d)		204,000	198,222
Tricon American Homes Series 2020-SFR1 Class E, 3.544% 7/17/2038 (d)		800,000	775,591
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)		400,000	400,240
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (d)		2,700,000	2,727,132
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/2031 (d)		2,043,405	2,072,768
Vericrest Opportunity Loan Transferee Series 2021-NP11 Class A1, 4.8678% 8/25/2051 (d)		2,820,657	2,812,460
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027		2,840,000	2,870,582
Volt 2021-Npl5 Series 2021-NPL5 Class A1, 5.1157% 3/27/2051 (d)(g)		258,437	258,149
Volt C LLC Series 2021-NPL9 Class A1, 4.9918% 5/25/2051 (b)(d)		269,551	268,202
VOLT CI LLC Series 2021-NP10 Class A1, 4.9918% 5/25/2051 (b)(d)		769,438	768,085
VOLT XCIII LLC Series 2021-NPL2 Class A1, 4.8925% 2/27/2051 (b)(d)		663,406	662,072
Volt Xciv LLC Series 2021-NPL3 Class A1, 5.2395% 2/27/2051 (b)(d)		3,211,032	3,202,096
Volt Xcix LLC Series 2021-NPL8 Class A1, 5.1157% 4/25/2051 (d)		149,501	149,417
VOLT XCV LLC Series 2021-NPL4 Class A1, 5.2396% 3/27/2051 (d)		80,447	80,273
Volt Xcvii LLC Series 2021-NPL6 Class A1, 5.2395% 4/25/2051 (d)		185,765	185,745
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (d)		1,310,000	1,297,725
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE1 Class 2A3, CME Term SOFR 1 month Index + 0.2645%, 5.0022% 1/25/2037 (b)(c)		1,581,780	720,175
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A2, CME Term SOFR 1 month Index + 0.3045%, 4.8922% 4/25/2037 (c)		2,374,967	885,090
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A3, CME Term SOFR 1 month Index + 0.25%, 4.9522% 4/25/2037 (b)(c)		2,691,965	942,564
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A4, CME Term SOFR 1 month Index + 0.36%, 5.0622% 4/25/2037 (b)(c)		1,231,763	431,316
Welk Resorts 2019-A LLC Series 2019-AA Class C, 3.34% 6/15/2038 (d)		35,120	33,642
Westlake Automobile Receivable Tr Series 2023-4A Class D, 7.19% 7/16/2029 (d)		2,100,000	2,188,817
Westlake Automobile Receivables Trust Series 2023-3A Class C, 6.02% 9/15/2028 (d)		1,900,000	1,929,306
Westlake Automobile Receivables Trust Series 2023-3A Class D, 6.47% 3/15/2029 (d)		2,169,000	2,226,821
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (d)		10,324,403	10,513,826
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (d)		3,400,000	3,435,689
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)		4,653,000	4,664,118
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)		1,048,334	1,100,497
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028		3,538,000	3,539,262
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028		1,693,000	1,703,987
World Omni Auto Receivables Trust Series 2022-D Class A3, 5.61% 2/15/2028		3,052,874	3,071,998
TOTAL UNITED STATES			864,619,352
TOTAL ASSET-BACKED SECURITIES (Cost $2,020,047,009)			2,020,520,151

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
BELGIUM - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Telenet Financing USD LLC Tranche AR 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.7238% 4/30/2028 (b)(c)(k)	111,723	108,627
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 9/23/2030 (b)(c)(k)	232,329	231,865
Materials - 0.0%
Containers & Packaging - 0.0%
Balcan Innovations Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 10/9/2031 (b)(c)(k)(l)	134,949	134,949
TOTAL CANADA		366,814
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1559% 8/15/2028 (b)(c)(k)	140,060	114,449
IRELAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Avolon TLB Borrower 1 US LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3562% 6/22/2030 (b)(c)(k)	790,042	789,820
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd Tranche B, term loan CME Term SOFR 3 month Index + 0%, 12.0627% 5/29/2027 (b)(c)(k)	861,858	824,514
LUXEMBOURG - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Albion Financing 3 SARL Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 8/2/2029 (b)(c)(k)(l)	35,961	36,305
NETHERLANDS - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Peer Holding III BV Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 3%, 8.3288% 6/23/2031 (b)(c)(k)	133,467	134,468
SPAIN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Grifols Worldwide Operations USA Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.7354% 11/15/2027 (b)(c)(k)	242,745	237,456
UNITED STATES - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 3/9/2027 (b)(c)(k)	191,398	183,913
Entertainment - 0.0%
Showtime Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 8/13/2031 (b)(c)(k)(l)	235,455	235,848
Interactive Media & Services - 0.0%
Delivery Hero Finco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 12/7/2029 (b)(c)(k)(l)	87,275	87,602
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 7/8/2031 (b)(c)(k)	5,000	5,014
		92,616
Media - 0.0%
CSC Holdings LLC Tranche B-5 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1735% 4/15/2027 (b)(c)(k)	394,169	362,636
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.1093% 1/18/2028 (b)(c)(k)	98,250	96,371
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.7717% 5/25/2026 (b)(c)(k)	23,102	19,733
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% (b)(c)(k)(l)(m)	3,283,417	15,399
Diamond Sports Group LLC Tranche DIP, term loan 10% 8/2/2027 (k)	506,279	539,187
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1871% 9/30/2026 (b)(c)(k)	70,000	67,856
Virgin Media Bristol LLC Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.2238% 1/31/2028 (b)(c)(k)	532,674	527,182
		1,628,364
Wireless Telecommunication Services - 0.0%
CCI Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 4.75% 12/17/2027 (b)(c)(k)	130,230	131,115
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.33% 1/27/2031 (b)(c)(k)	166,956	166,956
		298,071
TOTAL COMMUNICATION SERVICES		2,438,812

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Tenneco Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/17/2028 (b)(c)(k)(l)	1,103,766	1,074,968
Broadline Retail - 0.0%
StubHub Holdco Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 3/12/2030 (b)(c)(k)(l)	79,181	79,164
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan 1 month U.S. LIBOR + 4%, 8.1561% 7/30/2028 (b)(c)(k)	87,645	88,298
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (b)(c)(k)	1,170,158	986,888
William Morris Endeavor Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 5/29/2025 (b)(c)(k)(l)	287,730	287,790
		1,362,976
Hotels, Restaurants & Leisure - 0.0%
Dessert Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 6/10/2028 (b)(c)(k)(l)	95,581	89,428
KFC Holding Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.475% 3/15/2028 (b)(c)(k)	406,494	407,408
Penn Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4226% 5/3/2029 (b)(c)(k)	208,559	208,977
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (b)(c)(k)	259,321	248,819
		954,632
Household Durables - 0.0%
Sunset Debt Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/6/2028 (b)(c)(k)(l)	24,936	20,189
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9226% 6/29/2028 (b)(c)(k)	90,000	84,874
		105,063
Specialty Retail - 0.0%
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 11/26/2031 (b)(c)(k)(l)	25,000	25,020
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.1153% 4/15/2028 (b)(c)(k)	1,199,503	883,674
		908,694
TOTAL CONSUMER DISCRETIONARY		4,485,497

Consumer Staples - 0.0%
Beverages - 0.0%
City Brewing Co LLC 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 4/5/2028 (b)(c)(k)(l)	136,803	101,234
City Brewing Co LLC 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 4/5/2028 (b)(c)(k)(l)	218,125	87,250
City Brewing Co LLC 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 0% 4/5/2028 (b)(c)(k)(l)	56,950	45,560
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.9537% 1/24/2029 (b)(c)(k)	1,540,918	1,067,918
Naked Juice LLC 2LN, term loan CME Term SOFR 3 month Index + 6%, 10.7037% 1/24/2030 (b)(c)(k)	274,373	117,827
		1,419,789
Consumer Staples Distribution & Retail - 0.0%
United Natural Foods Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 5/1/2031 (b)(c)(k)(l)	232,153	235,519
Personal Care Products - 0.0%
Prestige Brands Inc Tranche B-5 1LN, term loan CME Term SOFR 1 month Index + 2%, 2.5% 7/1/2028 (b)(c)(k)	11,364	11,378
TOTAL CONSUMER STAPLES		1,666,686

Financials - 0.0%
Capital Markets - 0.0%
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 9.0594% 4/9/2027 (b)(c)(k)	551,981	535,218
Hudson River Trading LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 3/18/2028 (b)(c)(k)(l)	344,643	345,218
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5139% 1/26/2028 (b)(c)(k)	228,775	229,656
		1,110,092
Financial Services - 0.0%
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1037% 1/31/2031 (b)(c)(k)	72,321	72,915
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 9/30/2031 (b)(c)(k)	15,000	15,037
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 7/18/2031 (b)(c)(k)	175,000	175,280
		263,232
Insurance - 0.0%
Acrisure LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5992% 2/16/2027 (b)(c)(k)	408,510	409,192
Asurion LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 12/23/2026 (b)(c)(k)	608,348	608,537
		1,017,729
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Blackstone Mortgage Trust Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 2.6536% 4/23/2026 (b)(c)(k)	482,230	481,627
TOTAL FINANCIALS		2,872,680

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/10/2027 (b)(c)(k)(l)	266,255	267,037
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.6037% 6/28/2029 (b)(c)(k)	54,505	53,960
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7037% 10/1/2027 (b)(c)(k)	729,167	697,164
Modivcare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3434% 7/1/2031 (b)(c)(k)	604,708	581,729
Star Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 9/28/2030 (b)(c)(k)(l)	161,832	158,730
		1,491,583
Pharmaceuticals - 0.0%
Bausch Health Cos Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/27/2027 (b)(c)(k)(l)	250,000	245,660
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 5/5/2028 (b)(c)(k)	658,303	661,476
		907,136
TOTAL HEALTH CARE		2,665,756

Industrials - 0.0%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 8/24/2028 (b)(c)(k)	206,054	206,297
Commercial Services & Supplies - 0.0%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 2/10/2031 (b)(c)(k)	162,012	159,649
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5854% 8/1/2029 (b)(c)(k)	14,962	15,106
TruGreen LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/30/2027 (b)(c)(k)(l)	222,397	214,800
		389,555
Electrical Equipment - 0.0%
EFS Cogen Holdings I LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 10/3/2031 (b)(c)(k)(l)	158,853	159,946
Professional Services - 0.0%
DTI Holdco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 4/26/2029 (b)(c)(k)(l)	93,691	94,219
Ingenovis Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.6% 3/5/2028 (b)(c)(k)	112,249	69,113
Ingenovis Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/5/2028 (b)(c)(k)(l)	183,015	113,698
		277,030
TOTAL INDUSTRIALS		1,032,828

Information Technology - 0.1%
Communications Equipment - 0.0%
CommScope LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 4/4/2026 (b)(c)(k)	900,124	880,618
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 7/2/2029 (b)(c)(k)	54,716	55,012
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7708% 10/15/2031 (b)(c)(k)	175,000	175,438
		230,450
IT Services - 0.0%
Arches Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9226% 12/4/2027 (b)(c)(k)	258,925	253,868
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.9175% 2/10/2028 (b)(c)(k)	110,000	105,600
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3226% 3/6/2028 (b)(c)(k)	72,940	72,940
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4226% 2/1/2028 (b)(c)(k)	231,427	216,926
Sabre GLBL Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.1865% 6/30/2028 (b)(c)(k)	68,295	65,836
		715,170
Software - 0.1%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8537% 2/23/2032 (b)(c)(k)	5,000	5,139
Barracuda Networks Inc 1LN, term loan CME Term SOFR 6 month Index + 4%, 0% 5/17/2029 (b)(c)(k)(l)	112,011	104,324
EagleView Technology Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 5.1133% 8/14/2025 (b)(c)(k)	570,591	539,653
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 11/15/2032 (b)(c)(k)(l)	60,000	60,300
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8867% 10/9/2031 (b)(c)(k)	230,000	230,012
McAfee Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9061% 3/1/2029 (b)(c)(k)	2,793,125	2,800,806
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 5/3/2028 (b)(c)(k)	84,045	84,126
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6871% 4/22/2028 (b)(c)(k)	89,859	89,230
		3,913,590
Technology Hardware, Storage & Peripherals - 0.0%
Xerox Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 11/19/2029 (b)(c)(k)(l)	179,068	178,799
TOTAL INFORMATION TECHNOLOGY		5,918,627

Materials - 0.0%
Chemicals - 0.0%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (b)(c)(k)	273,601	231,485
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.4374% 6/12/2028 (b)(c)(k)(n)	85,874	86,518
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(c)(k)	80,276	80,878
		398,881
Containers & Packaging - 0.0%
Berry Global Inc Tranche AA 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.4866% 7/1/2029 (b)(c)(k)	1,020,342	1,022,556
TOTAL MATERIALS		1,421,437

Real Estate - 0.0%
Health Care REITs - 0.0%
Healthpeak OP LLC Tranche DD, term loan CME Term SOFR 1 month Index + 0.85%, 0% 2/22/2027 (b)(c)(j)(k)(l)	225,641	220,563
Healthpeak OP LLC Tranche DD, term loan CME Term SOFR 1 month Index + 0.85%, 0% 8/20/2027 (b)(c)(j)(k)(l)	225,641	220,564
		441,127
Utilities - 0.0%
Electric Utilities - 0.0%
Edgewater Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 7/26/2030 (b)(c)(k)(l)	73,191	74,121
Lackawanna Energy Center LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 7/31/2029 (b)(c)(k)(l)	35,877	36,146
Lackawanna Energy Center LLC Tranche C 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 7/31/2029 (b)(c)(k)(l)	7,840	7,898
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 12/20/2030 (b)(c)(k)	43,605	43,815
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9217% 1/20/2031 (b)(c)(k)	125,130	125,559
		287,539
Independent Power and Renewable Electricity Producers - 0.0%
CPV Fairview LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.8378% 8/14/2031 (b)(c)(k)	47,656	48,172
South Field Energy LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 8/29/2031 (b)(c)(k)(l)	124,146	125,388
South Field Energy LLC Tranche C 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 8/15/2031 (b)(c)(k)(l)	7,614	7,690
		181,250
TOTAL UTILITIES		468,789

TOTAL UNITED STATES		23,412,239
TOTAL BANK LOAN OBLIGATIONS (Cost $27,899,350)		26,024,692

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Citibank NA 5.57% 4/30/2034	935,000	973,368
Discover Bank 3.45% 7/27/2026	435,000	424,882
Discover Bank 4.65% 9/13/2028	500,000	494,939
Discover Bank ICE IBA - USD SOFR Spread-Adj ICE SWAP Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	3,503,000	3,552,009
KeyBank NA/Cleveland OH 3.9% 4/13/2029	266,000	251,584
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,533,000	2,660,098

TOTAL BANK NOTES (Cost $8,007,564)		8,356,880

Collateralized Mortgage Obligations - 1.7%
		Principal Amount (a)	Value ($)
BERMUDA - 0.0%
Bellemeade Re Ltd Series 2024-1 Class M1A, U.S. 30-Day Avg. SOFR Index + 2.15%, 6.884% 8/25/2034 (b)(c)(d)		3,500,000	3,517,641
IRELAND - 0.0%
KINBN Series 2024-RPL2A Class A, 1 month EURIBOR + 1.1%, 4.1886% 1/24/2063 (c)(d)	EUR	2,400,000	2,535,447
ITALY - 0.0%
Miltonia Mortgage Finance Srl Series 2024-1 Class B, 3 month EURIBOR + 1.3%, 4.372% 4/28/2062 (c)(e)	EUR	100,000	105,273
SPAIN - 0.0%
Lugo Funding Dac Series 2024-1A Class A, 3 month EURIBOR + 0%, 3.9923% 5/26/2066 (b)(c)(d)	EUR	3,300,000	3,467,683
UNITED KINGDOM - 0.0%
Braccan Mortgage Funding Series 2024-1 Class X, SONIA Overnight Deposit Rates SWAP + 4.34%, 9.2921% 2/15/2067 (b)(c)(e)	GBP	495,000	631,847
Brass No 10 PLC Series 2021-10A Class A1, 0.669% 4/16/2069 (b)(d)		173,295	172,359
Edenbrook Mortgage Funding PLC Series 2024-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.95%, 6.8655% 3/22/2057 (c)(e)	GBP	99,246	126,478
Towd Point Mortgage Trust Series 2024-GR6A Class A1, SONIA Overnight Deposit Rates SWAP + 0.925%, 5.7909% 7/20/2053 (c)(d)	GBP	443,532	565,940
TOTAL UNITED KINGDOM			1,496,624
UNITED STATES - 1.7%
A&D Mortgage Trust Series 2023-NQM5 Class A1, 7.049% 11/25/2068 (d)		338,799	343,760
A&D Mortgage Trust Series 2024-NQM5 Class A1, 5.699% 11/25/2069 (d)		699,796	699,472
A&D Mortgage Trust Series 2024-NQM5 Class M1, 6.516% 11/25/2069 (d)		638,000	637,589
ACRA Trust Series 2024-NQM1 Class A1, 5.608% 10/25/2064 (d)		4,366,137	4,355,552
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (d)		1,378,804	1,194,145
Alternative Loan Trust Series 2004-22CB Class 1A1, 6% 10/25/2034		5,855	5,863
Alternative Loan Trust Series 2005-11CB Class 2A6, 5.5% 6/25/2025		20,078	16,367
Alternative Loan Trust Series 2005-23CB Class A2, 5.5% 7/25/2035		3,615	2,964
Alternative Loan Trust Series 2005-29CB Class A6, 5.5% 7/25/2035		82,943	47,712
Alternative Loan Trust Series 2005-31 Class 1A1, CME Term SOFR 1 month Index + 0.3945%, 5.2622% 8/25/2035 (c)		1,211,150	1,103,138
Alternative Loan Trust Series 2005-42CB Class A1, CME Term SOFR 1 month Index + 0.7945%, 5.3822% 10/25/2035 (b)(c)		1,150,999	647,174
Alternative Loan Trust Series 2005-42CB Class A2, CME Term SOFR 1 month Index + 0.7645%, 5.3522% 10/25/2035 (b)(c)		871,529	488,467
Alternative Loan Trust Series 2005-54CB Class 1A11, 5.5% 11/25/2035		13,765	10,418
Alternative Loan Trust Series 2005-55CW Class 2A3, CME Term SOFR 1 month Index + 0.4645%, 5.2021% 11/25/2035 (b)(c)		141,107	99,672
Alternative Loan Trust Series 2005-59 Class 1A1, CME Term SOFR 1 month Index + 0.66%, 5.3807% 11/20/2035 (b)(c)		26,227	24,830
Alternative Loan Trust Series 2005-86CB Class A11, 5.5% 2/25/2036		8,486	4,986
Alternative Loan Trust Series 2006-28CB Class A14, 6.25% 10/25/2036		46,074	22,757
Alternative Loan Trust Series 2006-J4 Class 2A1, 6% 7/25/2036		229,174	131,382
Alternative Loan Trust Series 2006-OC1 Class 1A1, CME Term SOFR 1 month Index + 0.5745%, 5.1622% 3/25/2036 (c)		43,600	43,066
Alternative Loan Trust Series 2007-OA10 Class 2A1, CME Term SOFR 1 month Index + 0.6145%, 5.2022% 9/25/2047 (b)(c)		4,910,304	758,685
Alternative Loan Trust Series 2007-OH3 Class A1B, CME Term SOFR 1 month Index + 0.5545%, 5.1422% 9/25/2047 (c)		1,670,422	1,502,989
Angel Oak Mortgage Trust Series 2021-6 Class A1, 1.458% 9/25/2066 (d)		3,070,501	2,561,310
Angel Oak Mortgage Trust Series 2023-7 Class A1, 4.8% 11/25/2067 (d)		467,099	462,632
Angel Oak Mortgage Trust Series 2024-1 Class A1, 5.21% 8/25/2068 (d)		72,796	72,206
Angel Oak Mortgage Trust Series 2024-10 Class A1, 5.348% 10/25/2069 (d)		632,512	629,377
Angel Oak Mortgage Trust Series 2024-11 Class A1, 5.7% 8/25/2069 (d)		1,233,588	1,232,473
Angel Oak Mortgage Trust Series 2024-4 Class A1, 6.197% 1/25/2069 (d)		430,902	435,328
Angel Oak Mtg Tr 2024-8 Series 2024-8 Class A1, 5.338% 5/27/2069 (d)		2,302,765	2,292,388
Atlx Trust Series 2024-RPL2 Class A1, 3.85% 4/25/2063 (d)		7,049,524	6,725,798
ATXL Trust Series 2024-RPL1 Class A1, 3.85% 4/25/2064 (d)		2,924,666	2,796,337
Banc of America Alternative Loan Trust Series 2004-6 Class 4A1, 5% 5/25/2048		272	238
Banc of America Alternative Loan Trust Series 2006-7 Class A4, 6.4983% 10/25/2036 (g)		68,303	19,791
Banc of America Funding Trust Series 2005-5 Class 3A5, 5.5% 8/25/2035		17,324	16,709
Banc of America Funding Trust Series 2005-7 Class 30PO, 0% 11/25/2035 (i)(j)		575	523
Banc of America Funding Trust Series 2007-1 Class 1A6, 5.75% 1/25/2037		946	811
Banc of America Funding Trust Series 2007-3 Class TA8, CME Term SOFR 1 month Index + 0.2945%, 4.8822% 4/25/2037 (b)(c)		1,295,788	1,065,782
Banc of America Funding Trust Series 2015-R3 Class 1A2, 3.5564% 3/27/2036 (b)(d)		313,805	262,688
Bank of America Mortgage Trust Series 2003-8 Class 1CB1, 5.5% 10/25/2033		162,833	160,295
Bank of America Mortgage Trust Series 2004-F Class 1A1, 6.6226% 7/25/2034 (b)		1,142	1,104
BCAP LLC Trust Series 2010-RR4 Class 31A6, 4.0417% 1/26/2037 (b)(d)		2,641,376	1,968,434
Bear Stearns Alt-A Trust Series 2007-1 Class 21A1, 4.6268% 1/25/2047 (b)		186,591	91,895
Bear Stearns ARM Trust Series 2003-7 Class 3A, 7.3357% 10/25/2033 (b)		267	267
Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 Class 1A1, CME Term SOFR 1 month Index + 0.4645%, 5.0522% 3/25/2036 (b)(c)		127,115	33,167
Bear Stearns Asset Backed Securities I Trust Series 2006-IM1 Class A3, CME Term SOFR 1 month Index + 0.6745%, 5.2622% 4/25/2036 (c)		570,333	554,102
Binom Securitization Trust Series 2022-INV1 Class A1, 4.441% 8/25/2057 (d)		832,539	804,175
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (d)		3,739,087	3,434,128
Bravo Residential Funding Trust Series 2021-NQM1 Class B1, 3.172% 2/25/2049 (d)		491,388	428,695
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (d)		6,613,295	6,012,243
Bravo Residential Funding Trust Series 2023-NQM6 Class A2, 6.956% 9/25/2063 (d)		813,337	820,957
BRAVO Residential Funding Trust Series 2024-NQM1 Class B1, 8.042% 12/1/2063 (d)		100,000	100,904
Bravo Residential Funding Trust Series 2024-NQM3 Class B1, 8.1% 3/25/2064 (d)		150,000	151,721
CAFL Issuer LLC Series 2024-RTL1 Class A1, 6.749% 11/28/2031 (d)(g)		1,307,000	1,310,880
Cascade MH Asset Trust Series 2022-MH1 Class M, 4.25% 8/25/2054 (d)(g)		425,430	338,982
Cfmt 2024-R1 LLC Series 2024-R1 Class A2, 4% 10/25/2054 (d)		150,000	141,147
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)		2,227,096	2,199,067
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (d)		3,002,780	2,979,658
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)		2,158,605	2,099,785
CFMT LLC Series 2024-HB14 Class M3, 3% 6/25/2034 (b)(d)		104,000	93,041
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)		1,139,441	1,118,480
CFMT LLC Series 2024-HB15 Class M2, 4% 8/25/2034 (d)		121,000	112,603
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (d)		351,048	341,140
Chase Home Lending Mortgage Trust Series 2024-7 Class A11, U.S. 30-Day Avg. SOFR Index + 1.3%, 6.034% 6/25/2055 (b)(c)(d)		5,249,170	5,266,306
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A, 3.25% 8/25/2064 (b)(d)		3,743,551	3,319,819
Chase Home Lending Mortgage Trust Series 2024-RPL3 Class A1A, 3.25% 9/25/2064 (d)		2,045,594	1,839,097
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A, 3.375% 12/25/2064 (d)		11,024,425	9,902,707
Chase Mortgage Finance Trust Series Series 2007-A1 Class 3A1, 5.8559% 2/25/2037 (b)		319,596	308,934
Chase Mortgage Finance Trust Series Series 2007-A2 Class 2A1, 6.6254% 6/25/2035 (b)		7,185	6,996
Chase Mortgage Finance Trust Series Series 2007-S5 Class 1A10, 6% 7/25/2037		2,455,023	1,103,268
CHL Mortgage Pass-Through Trust Series 2006-17 Class A6, 6% 12/25/2036		14,047	6,104
CHL Mortgage Pass-Through Trust Series 2007-16 Class A1, 6.5% 10/25/2037		212,623	90,436
CHL Mortgage Pass-Through Trust Series 2007-3 Class A17, 6% 4/25/2037		959,728	465,086
CHL Mortgage Pass-Through Trust Series 2007-4 Class 1A47, 6% 5/25/2037		735,669	336,266
CHL Mortgage Pass-Through Trust Series 2007-8 Class 1A12, 5.875% 1/25/2038		842,269	357,774
CHL Mortgage Pass-Through Trust Series 2007-8 Class 1A24, 6% 1/25/2038		260,556	112,961
CHL Mortgage Pass-Through Trust Series 2007-9 Class A1, 5.75% 7/25/2037		53,062	25,515
CHL Mortgage Pass-Through Trust Series 2007-9 Class A11, 5.75% 7/25/2037		29,024	14,098
CIM Trust Series 2021-R1 Class A2, 2.4% 8/25/2056 (d)		4,185,364	3,720,239
CIM Trust Series 2021-R4 Class A1A, 2% 5/1/2061 (d)		5,700,667	5,068,127
CIM Trust Series 2021-R5 Class A1A, 2% 8/25/2061 (b)(d)		5,663,934	4,774,055
CIM Trust Series 2022-NR1 Class A1, 5% 7/25/2062 (d)		3,273,137	3,220,789
CIM Trust Series 2024-R1 Class A1, 4.75% 6/25/2064 (d)		8,628,892	8,403,937
Citigroup Mortgage Loan Trust Series 2004-HYB4 Class AA, CME Term SOFR 1 month Index + 0.4445%, 5.0322% 12/25/2034 (b)(c)		508	477
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A3, 6.9143% 8/25/2034 (b)		750	724
Citigroup Mortgage Loan Trust Series 2005-9 Class 22A1, 6% 11/25/2035		926,128	882,891
Citigroup Mortgage Loan Trust Series 2007-6 Class 2A1, CME Term SOFR 1 month Index + 0.6145%, 5.2022% 5/25/2037 (b)(c)		74,538	70,555
Citigroup Mortgage Loan Trust Series 2009-12 Class 5A2, 4.3501% 7/25/2037 (b)(d)		355,799	167,687
Citigroup Mortgage Loan Trust Series 2022-A Class A1, 6.17% 9/25/2062 (d)		245,614	245,833
Citigroup Mortgage Loan Trust Series 2024-1 Class A11, U.S. 30-Day Avg. SOFR Index + 1.35%, 6.084% 7/25/2054 (b)(c)(d)		5,846,216	5,857,625
Citigroup Mortgage Loan Trust Series 2024-RP2 Class A1, 4.1% 2/25/2063 (d)		7,442,644	7,027,431
Citigroup Mortgage Loan Trust Series 2024-RP2 Class A2, 4.2225% 2/25/2063 (b)(d)		593,449	513,745
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B1, 0% 2/25/2063 (b)(d)		179,547	138,381
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B2, 0% 2/25/2063 (b)(d)		64,822	45,123
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B3, 0% 2/25/2063 (b)(d)		164,547	20,728
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B4, 0% 2/25/2063 (b)(d)		299,249	25,401
Citigroup Mortgage Loan Trust Series 2024-RP2 Class M1, 4.2225% 2/25/2063 (b)(d)		398,943	338,309
Citigroup Mortgage Loan Trust Series 2024-RP2 Class M2, 3.0854% 2/25/2063 (b)(d)		304,204	247,741
Citigroup Mortgage Loan Trust Series 2024-RP2 Class SA, 0% 2/25/2063 (b)(d)(j)		13,934	13,292
Citigroup Mortgage Loan Trust Series 2024-RP2 Class X, 0% 2/25/2063 (b)(d)(h)(j)		9,447,405	6,613
CitiMortgage Alternative Loan Trust Series 2007-A6 Class 1A21, 5.5% 6/25/2037		142,795	116,748
Colt Mortgage Loan Trust Series 2022-1 Class B2, 4.0502% 12/27/2066 (b)(d)		152,000	125,259
COLT Mortgage Loan Trust Series 2022-5 Class B1, 4.6336% 3/25/2067 (b)(d)		116,000	106,884
COLT Mortgage Loan Trust Series 2022-8 Class B1, 6.5105% 8/25/2067 (b)(d)		100,000	98,710
COLT Mortgage Loan Trust Series 2024-3 Class A1, 6.393% 6/25/2069 (d)		2,079,526	2,104,569
COLT Mortgage Loan Trust Series 2024-6 Class A1, 5.39% 11/25/2069 (d)		925,593	922,480
COLT Mortgage Loan Trust Series 2024-INV2 Class A1, 6.421% 5/25/2069 (d)(g)		941,495	953,935
Connecticut Avenue Securities Trust Series 2019-R07 Class 1B1, U.S. 30-Day Avg. SOFR Index + 3.5145%, 8.2485% 10/25/2039 (b)(c)(d)		3,147,859	3,260,808
Connecticut Avenue Securities Trust Series 2022-R03 Class 1B1, U.S. 30-Day Avg. SOFR Index + 6.25%, 10.984% 3/25/2042 (b)(c)(d)		130,000	143,093
Connecticut Avenue Securities Trust Series 2022-R08 Class 1B1, U.S. 30-Day Avg. SOFR Index + 5.6%, 10.334% 7/25/2042 (b)(c)(d)		1,500,000	1,639,526
Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1, U.S. 30-Day Avg. SOFR Index + 2.4%, 7.1253% 12/25/2042 (b)(c)(d)		738,770	759,627
Connecticut Avenue Securities Trust Series 2023-R06 Class 1M2, U.S. 30-Day Avg. SOFR Index + 2.7%, 7.434% 7/25/2043 (b)(c)(d)		2,500,000	2,591,710
Connecticut Avenue Securities Trust Series 2024-R05 Class 2M2, U.S. 30-Day Avg. SOFR Index + 1.7%, 6.434% 7/25/2044 (b)(c)(d)		250,000	251,536
Countrywide Home Loans Inc Series 2003-J3 Class 2A1, 6.25% 12/25/2033		273	291
Countrywide Home Loans Inc Series 2004-3 Class A25, 5.75% 4/25/2034		1,644	1,584
Countrywide Home Loans Inc Series 2004-5 Class 2A9, 5.25% 5/25/2034		1,837	1,799
Countrywide Home Loans Inc Series 2005-22 Class 2A1, 5.1921% 11/25/2035 (b)		4,450	3,674
Countrywide Home Loans Inc Series 2005-R1 Class 1AF2, CME Term SOFR 1 month Index + 0.4745%, 5.0622% 3/25/2035 (b)(c)(d)		1,142,620	1,098,087
Countrywide Home Loans Inc Series 2005-R2 Class 1AF1, CME Term SOFR 1 month Index + 0.34%, 5.0422% 6/25/2035 (b)(c)(d)		43,592	41,477
Countrywide Home Loans Inc Series 2006-OA2 Class A5, CME Term SOFR 1 month Index + 0.5745%, 5.1807% 5/20/2046 (b)(c)		580,791	500,864
Countrywide Home Loans Inc Series 2007-11 Class A1, 6% 8/25/2037		1,436,819	605,012
Credit Suisse Mortgage Trust Series 2021-RP11 Class PT, 3.7512% 10/25/2061 (b)(d)		7,289,154	5,905,629
Cross Mortgage Trust Series 2023-H2 Class A1A, 7.135% 11/25/2068 (d)(g)		103,147	105,131
Cross Mortgage Trust Series 2024-H2 Class A1, 6.093% 4/25/2069 (d)		901,816	908,142
Cross Mortgage Trust Series 2024-H3 Class A1, 6.272% 6/25/2069 (d)		1,096,018	1,105,372
Cross Mortgage Trust Series 2024-H4 Class A1, 6.147% 7/25/2069 (b)(d)		2,327,090	2,344,023
Cross Mortgage Trust Series 2024-H7 Class A1, 5.585% 11/25/2069 (b)(d)		1,435,861	1,434,633
CSMC Mortgage-Backed Trust Series 2006-4 Class 4A1, 7% 5/25/2036		345,753	91,074
CSMC Mortgage-Backed Trust Series 2006-6 Class 1A8, 6% 7/25/2036		1,932,757	914,124
CSMC Series 2014-10R Class 5A2, 4.7438% 5/27/2036 (b)(d)		196,276	69,721
CSMC Trust Series 2005-10 Class 10A4, 6% 11/25/2035		5,850	1,437
CSMC Trust Series 2005-10 Class 6A13, 5.5% 11/25/2035		5,006	1,759
CSMC Trust Series 2005-12 Class 2A1, 6.5% 1/25/2036		1,936,259	1,081,570
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3113% 5/27/2037 (b)(c)(d)		86,061	85,076
CSMC Trust Series 2015-6R Class 5A2, CME Term SOFR 1 month Index + 0.2945%, 3.4942% 3/27/2036 (b)(c)(d)		61,504	45,283
CSMC Trust Series 2021-JR1 Class A1, 5.465% 9/27/2066 (b)(d)		145,460	144,567
CSMC Trust Series 2021-RP11 Class CERT, 3.7778% 10/27/2061 (d)		308,326	236,418
CSMC Trust Series 2021-RPL2 Class A1, 2% 1/25/2060 (d)		6,244,962	5,439,230
CSMC Trust Series 2022-NQM3 Class A1B, 4.265% 3/25/2067 (d)		146,000	141,352
CSMC Trust Series 2022-NQM6 Class PT, 8.7016% 12/25/2067 (b)(d)		492,803	499,203
CSMC Trust Series 2022-RPL1 Class A1, 4.15% 4/25/2061 (b)(d)		6,319,231	5,761,502
CSMC Trust Series 2022-RPL1 Class PT, 4.6726% 4/25/2061 (b)(d)		7,947,083	6,883,113
CSMCM Trust Series 2022-RPL1 Class CERT, 4.231% 4/25/2061 (d)		334,042	273,555
CWALT, Inc. Alternative Loan Trust Series 2006-OA17 Class 1A1D, CME Term SOFR 1 month Index + 0.4045%, 5.0107% 12/20/2046 (c)		912,942	828,237
CWALT, Inc. Alternative Loan Trust Series 2006-OC10 Class 2A3, CME Term SOFR 1 month Index + 0.46%, 5.1622% 11/25/2036 (b)(c)		2,239,631	1,956,519
CWALT, Inc. Alternative Loan Trust Series 2006-OC7 Class 2A3, CME Term SOFR 1 month Index + 0.6145%, 5.2022% 7/25/2046 (c)		638,542	582,864
Deephaven Residential Mortgage Trust Series 2022-2 Class M1, 4.3026% 3/25/2067 (b)(d)		100,000	89,780
Deephaven Residential Mortgage Trust Series 2022-3 Class M1, 5.2666% 7/25/2067 (b)(d)		200,000	196,977
Deephaven Residential Mortgage Trust Series 2024-1 Class A1, 5.735% 7/25/2069 (d)		761,931	762,386
Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2006-PR1 Class CWA1, 6% 6/25/2035 (b)(d)		65,970	36,182
Eagle Re Ltd Series 2021-1 Class M1C, U.S. 30-Day Avg. SOFR Index + 2.7%, 7.434% 10/25/2033 (b)(c)(d)(j)		18,380	18,380
EFMT Series 2024-NQM1 Class A1A, 5.708% 11/25/2069 (d)		1,410,738	1,409,315
Ellington Financial Mortgage Trust Series 2022-4 Class B2, 5.9315% 9/25/2067 (b)(d)		111,000	105,147
Fannie Mae Guaranteed REMICS Series 1999-47 Class JZ, 8% 9/18/2029		1,245	1,282
Fannie Mae Guaranteed REMICS Series 2000-8 Class Z, 7.5% 2/20/2030		997	1,039
Fannie Mae Guaranteed REMICS Series 2001-14 Class Z, 6% 5/25/2031		624	633
Fannie Mae Guaranteed REMICS Series 2001-16 Class Z, 6% 5/25/2031		783	798
Fannie Mae Guaranteed REMICS Series 2001-36 Class ST, 8.3855% - U.S. 30-Day Avg. SOFR Index 3.6515% 11/25/2030 (b)(h)		1,299	129
Fannie Mae Guaranteed REMICS Series 2001-72 Class SB, 7.3855% - U.S. 30-Day Avg. SOFR Index 2.6515% 12/25/2031 (b)(h)		3,290	291
Fannie Mae Guaranteed REMICS Series 2001-81 Class HE, 6.5% 1/25/2032		5,844	6,030
Fannie Mae Guaranteed REMICS Series 2001-T12 Class IO, 0.4939% 8/25/2041 (b)(h)		173,449	1,331
Fannie Mae Guaranteed REMICS Series 2001-W3 Class A, 4.6152% 9/25/2041 (b)		2,676	2,605
Fannie Mae Guaranteed REMICS Series 2002-19 Class SC, U.S. 30-Day Avg. SOFR Index x 13.9747%, 5.3587% 3/17/2032 (b)(c)		135	136
Fannie Mae Guaranteed REMICS Series 2002-56 Class PE, 6% 9/25/2032		7,796	7,975
Fannie Mae Guaranteed REMICS Series 2002-86 Class PG, 6% 12/25/2032		5,207	5,322
Fannie Mae Guaranteed REMICS Series 2002-T16 Class A2, 7% 7/25/2042		8,614	8,914
Fannie Mae Guaranteed REMICS Series 2002-T4 Class A2, 7% 12/25/2041		4,941	5,082
Fannie Mae Guaranteed REMICS Series 2002-T4 Class A4, 9.5% 12/25/2041		8,381	9,130
Fannie Mae Guaranteed REMICS Series 2002-T4 Class IO, 0.3976% 12/25/2041 (b)(h)		413,608	3,048
Fannie Mae Guaranteed REMICS Series 2002-W10 Class IO, 0.8995% 8/25/2042 (b)(h)		35,083	428
Fannie Mae Guaranteed REMICS Series 2002-W7 Class IO1, 0.8678% 6/25/2029 (b)(h)		65,725	1,030
Fannie Mae Guaranteed REMICS Series 2003-130 Class HZ, 6% 1/25/2034		135,849	140,552
Fannie Mae Guaranteed REMICS Series 2003-47 Class PE, 5.75% 6/25/2033		5,237	5,328
Fannie Mae Guaranteed REMICS Series 2003-64 Class SX, U.S. 30-Day Avg. SOFR Index x 13.4638%, 1.3276% 7/25/2033 (b)(c)		291	262
Fannie Mae Guaranteed REMICS Series 2003-W3 Class 2A5, 5.356% 6/25/2042		180	179
Fannie Mae Guaranteed REMICS Series 2003-W6 Class 1A41, 5.398% 10/25/2042		2,052	2,033
Fannie Mae Guaranteed REMICS Series 2004-72 Class F, U.S. 30-Day Avg. SOFR Index + 0.6145%, 5.3485% 9/25/2034 (b)(c)		789	789
Fannie Mae Guaranteed REMICS Series 2004-T1 Class 1A1, 6% 1/25/2044		3,338	3,368
Fannie Mae Guaranteed REMICS Series 2004-T2 Class 1A3, 7% 11/25/2043		2,573	2,618
Fannie Mae Guaranteed REMICS Series 2004-T2 Class 1A4, 7.5% 11/25/2043		2,602	2,650
Fannie Mae Guaranteed REMICS Series 2004-T3 Class 1IO4, 0.6029% 2/25/2044 (b)(h)		62,721	464
Fannie Mae Guaranteed REMICS Series 2004-W11 Class 1IO1, 0.3446% 5/25/2044 (b)(h)		201,466	1,397
Fannie Mae Guaranteed REMICS Series 2004-W2 Class 1A, 6% 2/25/2044		2,211	2,222
Fannie Mae Guaranteed REMICS Series 2004-W2 Class 2A2, 7% 2/25/2044		560	574
Fannie Mae Guaranteed REMICS Series 2004-W8 Class 3A, 7.5% 6/25/2044		1,229	1,266
Fannie Mae Guaranteed REMICS Series 2004-W9 Class 1A3, 6.05% 2/25/2044		4,592	4,668
Fannie Mae Guaranteed REMICS Series 2005-19 Class PB, 5.5% 3/25/2035		27,540	27,775
Fannie Mae Guaranteed REMICS Series 2005-51 Class MO, 0% 6/25/2035 (i)		469	324
Fannie Mae Guaranteed REMICS Series 2005-53 Class CS, 6.5855% - U.S. 30-Day Avg. SOFR Index 1.8515% 6/25/2035 (b)(h)		3,320	228
Fannie Mae Guaranteed REMICS Series 2005-72 Class WS, 6.6355% - U.S. 30-Day Avg. SOFR Index 1.9015% 8/25/2035 (b)(h)		1,507	97
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035		138,972	140,207
Fannie Mae Guaranteed REMICS Series 2005-84 Class XM, 5.75% 10/25/2035		878	896
Fannie Mae Guaranteed REMICS Series 2005-W4 Class 1A1, 6% 8/25/2045		2,433	2,448
Fannie Mae Guaranteed REMICS Series 2006-20 Class IB, 6.4755% - U.S. 30-Day Avg. SOFR Index 1.7415% 4/25/2036 (b)(h)		3,076	269
Fannie Mae Guaranteed REMICS Series 2006-27 Class OB, 0% 4/25/2036 (i)		13,505	10,860
Fannie Mae Guaranteed REMICS Series 2006-77 Class PC, 6.5% 8/25/2036		1,697	1,753
Fannie Mae Guaranteed REMICS Series 2006-9 Class KZ, 6% 3/25/2036		3,199	3,284
Fannie Mae Guaranteed REMICS Series 2007-54 Class IB, 6.2955% - U.S. 30-Day Avg. SOFR Index 1.5615% 6/25/2037 (b)(h)		51,878	4,648
Fannie Mae Guaranteed REMICS Series 2007-71 Class GZ, 6% 7/25/2047		2,123	2,188
Fannie Mae Guaranteed REMICS Series 2008-62 Class SM, 6.0855% - U.S. 30-Day Avg. SOFR Index 1.3515% 7/25/2038 (b)(h)		9,362	851
Fannie Mae Guaranteed REMICS Series 2008-91 Class SI, 5.8855% - U.S. 30-Day Avg. SOFR Index 1.1515% 3/25/2038 (b)(h)		5,300	182
Fannie Mae Guaranteed REMICS Series 2009-112 Class ST, 6.1355% - U.S. 30-Day Avg. SOFR Index 1.4015% 1/25/2040 (b)(h)		5,393	466
Fannie Mae Guaranteed REMICS Series 2009-112 Class SW, 6.1355% - U.S. 30-Day Avg. SOFR Index 1.4015% 1/25/2040 (b)(h)		3,545	340
Fannie Mae Guaranteed REMICS Series 2009-52 Class PI, 5% 7/25/2039 (h)		3,217	472
Fannie Mae Guaranteed REMICS Series 2010-10 Class NT, 5% 2/25/2040		13,520	13,440
Fannie Mae Guaranteed REMICS Series 2010-129 Class PZ, 4.5% 11/25/2040		35,111	33,417
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040		368,282	366,421
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041		514,072	507,940
Fannie Mae Guaranteed REMICS Series 2010-70 Class SA, U.S. 30-Day Avg. SOFR Index x 91.2217%, 6% 4/25/2038 (b)(c)(h)		10,225	1,956
Fannie Mae Guaranteed REMICS Series 2011-126 Class KB, 4% 12/25/2041		182,476	176,400
Fannie Mae Guaranteed REMICS Series 2011-19 Class ZY, 6.5% 7/25/2036		2,873	3,019
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041		194,129	187,618
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (h)		107,193	2,942
Fannie Mae Guaranteed REMICS Series 2012-148 Class IE, 3% 1/25/2033 (h)		59,639	4,535
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043		391,315	359,830
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042		489,233	448,750
Fannie Mae Guaranteed REMICS Series 2012-46 Class KI, 3.5% 5/25/2027 (h)		6,839	189
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 1.7015% 6/25/2041 (b)(h)		3,698	18
Fannie Mae Guaranteed REMICS Series 2013-13 Class IK, 2.5% 3/25/2028 (h)		36,859	943
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (h)		20,485	180
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.2015% 1/25/2044 (b)(h)		67,078	7,127
Fannie Mae Guaranteed REMICS Series 2013-44 Class DJ, 1.85% 5/25/2033		4,267,198	3,904,734
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (h)		380,827	57,880
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045		327,556	308,551
Fannie Mae Guaranteed REMICS Series 2016-33 Class JA, 3% 7/25/2045		199,391	185,157
Fannie Mae Guaranteed REMICS Series 2016-38, 3% 1/25/2046		158,511	144,464
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (h)		228,198	34,435
Fannie Mae Guaranteed REMICS Series 2017-32 Class PA, 2.7% 5/25/2047		11,617,891	10,416,632
Fannie Mae Guaranteed REMICS Series 2017-37 Class AB, 2.55% 9/25/2046		2,301,226	2,079,602
Fannie Mae Guaranteed REMICS Series 2019-20 Class H, 3.5% 5/25/2049		167,698	151,434
Fannie Mae Guaranteed REMICS Series 2019-51 Class AF, U.S. 30-Day Avg. SOFR Index + 0.5145%, 5.7274% 9/25/2049 (b)(c)		736,344	732,469
Fannie Mae Guaranteed REMICS Series 2021-45 Class DA, 3% 7/25/2051		368,159	321,163
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048		200,778	164,821
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048		212,497	175,583
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048		225,823	186,594
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048		188,363	164,136
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049		3,178,489	2,774,272
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048		2,073,667	1,811,240
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050		305,383	264,634
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048		1,034,735	939,394
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049		868,628	791,590
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046		694,954	642,675
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048		3,034,867	2,668,474
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047		8,281,233	7,231,227
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049		221,151	192,483
Fannie Mae Guaranteed REMICS Series 2022-42 Class BA, 4% 6/25/2050		1,034,869	993,370
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048		933,276	899,492
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047		3,037,283	2,676,644
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048		1,471,718	1,333,931
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047		3,064,557	2,734,599
Fannie Mae Guaranteed REMICS Series 2024-38 Class AF, U.S. 30-Day Avg. SOFR Index + 0.78%, 5.9929% 12/25/2047 (b)(c)		2,164,326	2,159,405
Fannie Mae Guaranteed REMICS Series 2024-38 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 6.0129% 1/25/2051 (b)(c)		874,950	872,800
Fannie Mae Guaranteed REMICS Series 2024-54 Class FC, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.704% 8/25/2054 (b)(c)		4,088,094	4,085,086
Fannie Mae Guaranteed REMICS Series 2024-76 Class QF, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.834% 11/25/2054 (b)(c)		49,666,877	49,532,857
Fannie Mae Mortgage pass-thru certificates Series 1997-11 Class E, 7% 3/18/2027		51	52
Fannie Mae Mortgage pass-thru certificates Series 1997-20 Class D, 7% 3/17/2027		131	132
Fannie Mae Mortgage pass-thru certificates Series 1997-42 Class EG, 8% 7/18/2027		308	315
Fannie Mae Mortgage pass-thru certificates Series 1997-63 Class ZA, 6.5% 9/18/2027		104	104
Fannie Mae Mortgage pass-thru certificates Series 2002-T19 Class A1, 6.5% 7/25/2042		7,204	7,356
Fannie Mae Mortgage pass-thru certificates Series 2003-22 Class Z, 6% 4/25/2033		4,006	4,065
Fannie Mae Mortgage pass-thru certificates Series 2003-25 Class KP, 5% 4/25/2033		15,373	15,362
Fannie Mae Mortgage pass-thru certificates Series 2003-W4 Class 2A, 5.2425% 10/25/2042 (b)		1,420	1,418
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)		251,967	11,196
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045		1,348,120	1,247,450
Fannie Mae Mortgage pass-thru certificates Series 2022-R04 Class 1B1, U.S. 30-Day Avg. SOFR Index + 5.25%, 9.984% 3/25/2042 (b)(c)(d)		240,000	258,407
Fannie Mae Series 2007-10 Class Z, 6% 2/25/2037		490	509
Fannie Mae Series 2007-109 Class YI, 6.3355% - U.S. 30-Day Avg. SOFR Index 1.6015% 12/25/2037 (b)(h)		27,637	3,012
Fannie Mae Series 2010-35 Class SB, 6.3055% - U.S. 30-Day Avg. SOFR Index 1.5715% 4/25/2040 (b)(h)		6,126	563
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040		1,080,302	1,079,076
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048		2,953,216	2,891,315
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048		529,951	480,684
Fannie Mae Stripped Mortgage-Backed Securities Series 2001-313 Class 1, 0% 6/25/2031 (i)		5,841	5,084
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-380 Class S36, 7.7855% - U.S. 30-Day Avg. SOFR Index 3.0515% 7/25/2037 (b)(h)		1,874	285
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-383 Class 68, 6.5% 9/25/2037 (h)		1,140	251
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-383 Class 69, 6.5% 10/25/2037 (b)(h)		1,599	354
Fannie Mae Stripped Mortgage-Backed Securities Series 2023-437 Class C11, 3% 7/25/2052 (h)		454,449	82,348
First Frankin Mortgage Loan Trust Series 2004-8F Class 2A3, 6% 9/25/2034		578	577
First Frankin Mortgage Loan Trust Series 2005-5F Class 8A1, CME Term SOFR 1 month Index + 0.6145%, 5.2022% 6/25/2035 (b)(c)		232	224
First Frankin Mortgage Loan Trust Series 2005-5F Class 8A3, CME Term SOFR 1 month Index + 0.6145%, 5.2022% 6/25/2035 (b)(c)		135	130
First Frankin Mortgage Loan Trust Series 2005-RP3 Class 2A1, 4.2284% 9/25/2035 (b)(d)		391,560	342,161
First Frankin Mortgage Loan Trust Series 2006-2F Class 3A6, 6% 2/25/2036		1,554,689	704,737
First Horizon Asset Securities Inc Series 2004-AA3 Class A1, 3.5338% 9/25/34 (b)		902	908
First Horizon Asset Securities Inc Series 2004-AR6 Class 2A1, 4.9627% 12/25/2034 (b)		1,286	1,260
First Horizon Asset Securities Inc Series 2005-AA12 Class 2A1, 5.5275% 2/25/2036 (b)		954	619
Freddie Mac Gold Pool Series 1997-186 Class PO, 0% 8/1/2027 (i)(p)		751	704
Freddie Mac Gold Pool Series 2012-262 Class 35, 3.5% 7/15/2042		44,226	41,458
Freddie Mac Gold Pool Series 2012-279 Class 35, 3.5% 9/15/2042		11,394	10,477
Freddie Mac Gold Pool Series 2014-323 Class 300, 3% 1/15/2044		43,731	39,133
Freddie Mac Gold Pool Series 2014-334 Class 300, 3% 8/15/2044		43,105	38,716
Freddie Mac Manufactured Housing participation certificates Series 1998-2036 Class PG, 6.5% 1/15/2028		593	603
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040		400,912	387,858
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048		776,430	676,736
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047		175,824	152,748
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048		792,379	691,368
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2148 Class ZA, 6% 4/15/2029		135	137
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2201 Class C, 8% 11/15/2029		271	280
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2293 Class ZA, 6% 3/15/2031		644	657
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2310 Class Z, 6% 4/15/2031		107	109
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2325 Class JO, 0% 6/15/2031 (i)		669	575
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2330 Class PE, 6.5% 6/15/2031		1,511	1,555
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2410 Class QB, 6.25% 2/15/2032		3,620	3,696
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2427 Class GE, 6% 3/15/2032		7,558	7,717
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2430 Class WF, 6.5% 3/15/2032		4,902	5,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2466 Class DH, 6.5% 6/15/2032		544	565
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.1799% 6/15/2029 (b)(h)		2,535	182
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2534 Class SI, U.S. 30-Day Avg. SOFR Index x 20.7624%, 8.2677% 2/15/2032 (b)(c)		441	484
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2543 Class YX, 6% 12/15/2032		2,901	2,968
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2557 Class HL, 5.3% 1/15/2033		1,747	1,758
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2586 Class IO, 6.5% 3/15/2033 (h)		3,267	594
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2594 Class IV, 7% 3/15/2032 (h)		807	137
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2610 Class UI, 6.5% 5/15/2033 (h)		2,509	454
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2643 Class SA, U.S. 30-Day Avg. SOFR Index x 44.7559%, 13.5193% 3/15/2032 (b)(c)		109	140
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2656 Class AC, 6% 8/15/2033		1,131	1,149
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2699 Class W, 5.5% 11/15/2033		2,623	2,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2733 Class SB, 7.907% - U.S. 30-Day Avg. SOFR Index 3.5819% 10/15/2033 (b)		3,468	3,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2764 Class S, U.S. 30-Day Avg. SOFR Index x 13.4638%, 1.4497% 7/15/2033 (b)(c)		375	338
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2845 Class QH, 5% 8/15/2034		2,015	2,022
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2912 Class EH, 5.5% 1/15/2035		11,012	11,167
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035		278,683	285,554
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2980 Class QB, 6.5% 5/15/2035		405	419
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2989 Class TG, 5% 6/15/2025		33	33
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2995 Class FT, U.S. 30-Day Avg. SOFR Index + 0.3645%, 5.1701% 5/15/2029 (b)(c)		777	773
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035		174,551	177,702
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3005 Class ED, 5% 7/15/2025		183	183
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3184 Class YO, 0% 3/15/2036 (i)		6,261	5,093
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3187 Class Z, 5% 7/15/2036		13,674	13,681
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3201 Class IN, 6.1355% - U.S. 30-Day Avg. SOFR Index 1.3299% 8/15/2036 (b)(h)		2,542	168
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3202 Class HI, 6.5355% - U.S. 30-Day Avg. SOFR Index 1.7299% 8/15/2036 (b)(h)		9,867	902
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036		222,902	226,676
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3274 Class B, 6% 2/15/2037		1,475	1,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3305 Class IW, 6.3355% - U.S. 30-Day Avg. SOFR Index 1.5299% 4/15/2037 (b)(h)		3,396	330
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-76 Class 2A, 2.35% 10/25/2037 (b)		5,164	4,703
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3409 Class DB, 6% 1/15/2038		7,995	8,191
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3546 Class A, 6.9589% 2/15/2039 (b)		847	878
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3592 Class BZ, 5% 10/15/2039		31,002	31,078
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3605 Class NC, 5.5% 6/15/2037		7,910	8,021
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3609 Class SA, 6.2255% - U.S. 30-Day Avg. SOFR Index 1.4199% 12/15/2039 (b)(h)		5,964	337
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3610 Class CA, 4.5% 12/15/2039		2,754	2,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3648 Class CY, 4.5% 3/15/2030		4,073	4,014
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3653 Class HJ, 5% 4/15/2040		1,360	1,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3677 Class PB, 4.5% 5/15/2040		18,613	18,492
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3737 Class DG, 5% 10/15/2030		253	253
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3855 Class AM, 6.5% 11/15/2036		1,676	1,713
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-3980 Class EP, 5% 1/15/2042		1,330,814	1,347,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4030 Class IL, 3.5% 4/15/2027 (h)		2,473	43
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4055 Class BI, 3.5% 5/15/2031 (h)		637	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4060 Class TB, 2.5% 6/15/2027		77,639	75,780
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042		357,143	329,516
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4146 Class KI, 3% 12/15/2032 (h)		58,118	4,787
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (h)		141,955	9,823
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)		1,528	15
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)		143,761	6,015
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040		102,981	101,108
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047		470,224	447,999
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4765 Class PZ, 3% 1/15/2048		1,836,226	1,447,196
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4796 Class CZ, 4% 5/15/2048		317,754	296,479
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4830 Class WZ, 4% 9/15/2048		311,500	290,383
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4960 Class PB, 1.5% 10/25/2049		1,802,541	1,460,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040		398,314	359,437
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038		2,526,405	2,387,405
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049		786,888	680,907
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050		1,098,055	949,233
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047		219,803	195,305
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048		1,453,594	1,269,124
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049		795,178	690,314
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049		690,084	599,880
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047		767,891	681,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049		577,348	501,807
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050		257,854	221,376
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049		577,349	501,807
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047		582,811	517,956
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047		2,873,858	2,573,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049		393,087	355,561
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047		625,512	556,373
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5426 Class AF, U.S. 30-Day Avg. SOFR Index + 0.9%, 6.1129% 3/15/2050 (b)(c)		2,525,219	2,525,076
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5426 Class CF, U.S. 30-Day Avg. SOFR Index + 0.9%, 6.1129% 12/15/2050 (b)(c)		2,137,018	2,139,883
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5442 Class FB, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.704% 8/25/2054 (b)(c)		7,133,101	7,127,824
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5473 Class BF, U.S. 30-Day Avg. SOFR Index + 1.3%, 6.034% 11/25/2054 (b)(c)		993,381	994,032
Freddie Mac Non Gold Pool Series 1998-2022 Class PE, 6.5% 1/15/2028		81	83
Freddie Mac Non Gold Pool Series 1998-2091 Class PG, 6% 11/15/2028		1,942	1,974
Freddie Mac Non Gold Pool Series 1999-2116 Class ZA, 6% 1/15/2029		473	480
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2017-1 Series 2017-4 Class MT, 3.5% 6/25/2057		246,879	220,965
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2017-1 Series 2018-4 Class HT, 3% 3/25/2058		1,999,729	1,713,664
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2017-1 Series 2019-3 Class M55D, 4% 10/25/2058		309,078	286,134
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2017-1 Series 2019-4 Class MB, 3% 2/25/2059		1,256,223	939,127
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2017-1 Series 2021-1 Class BXS, 14.472% 9/25/2060 (b)(d)		304,391	231,216
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2017-1 Series 2021-2 Class BXS, 16.0042% 11/25/2060 (b)(d)		144,659	106,267
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2017-1 Series 2022-1 Class MTU, 3.25% 11/25/2061		817,671	708,604
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2017-1 Series 2023-1 Class MT, 3% 10/25/2062		5,256,976	4,356,811
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-2 Class MT, 3.5% 5/25/2064		3,349,370	2,949,782
Freddie Mac STACR REMIC Trust Series 2020-DNA6 Class B1, U.S. 30-Day Avg. SOFR Index + 3%, 7.734% 12/25/2050 (b)(c)(d)		3,910,000	4,231,802
Freddie Mac STACR REMIC Trust Series 2021-DNA6 Class M2, U.S. 30-Day Avg. SOFR Index + 1.5%, 6.234% 10/25/2041 (b)(c)(d)		1,799,396	1,807,908
Freddie Mac STACR REMIC Trust Series 2022-DNA1 Class M1B, U.S. 30-Day Avg. SOFR Index + 1.85%, 6.584% 1/25/2042 (b)(c)(d)		11,800,000	11,962,870
Freddie Mac STACR REMIC Trust Series 2022-DNA2 Class M1B, U.S. 30-Day Avg. SOFR Index + 2.4%, 7.134% 2/25/2042 (b)(c)(d)		2,240,000	2,294,817
Freddie Mac STACR REMIC Trust Series 2022-DNA3 Class M1B, U.S. 30-Day Avg. SOFR Index + 2.9%, 7.634% 4/25/2042 (b)(c)(d)		12,945,000	13,416,931
GCAT 2023-NQM4 Trust Series 2023-NQM4 Class A1, 4.25% 5/25/2067 (d)		251,670	235,995
GCAT Trust Series 2021-NQM3 Class B1, 3.471% 5/25/2066 (d)		100,000	74,344
GCAT Trust Series 2024-NQM2 Class A1, 6.085% 6/25/2059 (d)		1,254,976	1,262,578
Ginnie Mae HECM MBS REMICS Series 2021-140 Class JI, 3% 8/20/2051 (h)		52,092	8,537
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 5.351% 12/20/2060 (b)(c)(o)		228,253	227,391
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.521% 9/20/2061 (b)(c)(o)		778,765	778,242
Ginnie Mae Mortgage pass-thru certificates Series 2012-H11 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.671% 2/20/2062 (b)(c)		24,892	24,943
Ginnie Mae Mortgage pass-thru certificates Series 2012-H18, CME Term SOFR 1 month Index + 0.6345%, 5.491% 8/20/2062 (b)(c)(o)		129,340	129,115
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.621% 5/20/2061 (b)(c)(o)		3,696	3,692
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (o)		161	148
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 5.571% 8/20/2063 (b)(c)(o)		124,349	124,336
Ginnie Mae Mortgage pass-thru certificates Series 2013-H20 Class FB, CME Term SOFR 1 month Index + 1.1145%, 5.971% 8/20/2063 (b)(c)		8,790	8,840
Ginnie Mae Mortgage pass-thru certificates Series 2013-H23 Class FA, CME Term SOFR 1 month Index + 1.4145%, 6.271% 9/20/2063 (b)(c)		11,539	11,588
Ginnie Mae Mortgage pass-thru certificates Series 2015-H02 Class HA, 2.5% 1/20/2065		8,072	7,856
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (o)		3,366	3,255
Ginnie Mae Mortgage pass-thru certificates Series 2015-H23 Class FB, CME Term SOFR 1 month Index + 0.6345%, 5.491% 9/20/2065 (b)(c)		86,247	86,221
Ginnie Mae Mortgage pass-thru certificates Series 2016-H16 Class FD, CME Term SOFR 12 month Index + 1.0951%, 6.2971% 6/20/2066 (b)(c)		115,406	116,472
Ginnie Mae Mortgage pass-thru certificates Series 2016-H17 Class FC, CME Term SOFR 1 month Index + 0.9445%, 5.801% 8/20/2066 (b)(c)		79,345	79,500
Ginnie Mae Mortgage pass-thru certificates Series 2016-H24 Class KF, CME Term SOFR 12 month Index + 0.9651%, 4.783% 11/20/2066 (b)(c)		498,928	497,656
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046		570,205	512,410
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.26% 8/20/2066 (b)(c)(o)		278,774	277,079
Ginnie Mae Mortgage pass-thru certificates Series 2017-H08 Class XI, 1.367% 3/20/2067 (b)(h)		273,629	12,040
Ginnie Mae Mortgage pass-thru certificates Series 2017-H11 Class XI, 1.7114% 5/20/2067 (b)(h)		773,882	29,408
Ginnie Mae Mortgage pass-thru certificates Series 2017-H14 Class AI, 1.9984% 6/20/2067 (b)(h)		363,295	21,105
Ginnie Mae Mortgage pass-thru certificates Series 2017-H14 Class XI, 1.5347% 6/20/2067 (b)(h)		306,309	9,220
Ginnie Mae Mortgage pass-thru certificates Series 2017-H23 Class FA, CME Term SOFR 1 month Index + 0.5945%, 5.451% 10/20/2067 (b)(c)		358,510	358,169
Ginnie Mae Mortgage pass-thru certificates Series 2017-H24 Class FQ, CME Term SOFR 12 month Index + 0.9151%, 6.3088% 11/20/2067 (b)(c)		605,681	605,766
Ginnie Mae Mortgage pass-thru certificates Series 2019-H09 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 5/20/2069 (b)(c)		246,274	246,065
Ginnie Mae Mortgage pass-thru certificates Series 2019-H20 Class FC, CME Term SOFR 1 month Index + 0.6145%, 5.471% 11/20/2069 (b)(c)		952,112	951,379
Ginnie Mae Mortgage pass-thru certificates Series 2020-H08 Class FC, CME Term SOFR 1 month Index + 0.7645%, 5.621% 2/20/2070 (b)(c)		496,716	497,359
Ginnie Mae Mortgage pass-thru certificates Series 2024-H04 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 5.4608% 2/20/2074 (b)(c)		292,745	292,261
Ginnie Mae Multifamily REMICS Series 2007-16 Class KU, 6.5355% - CME Term SOFR 1 month Index 1.9294% 4/20/2037 (b)(h)		7,889	687
Ginnie Mae Multifamily REMICS Series 2024-30 Class CF, U.S. 30-Day Avg. SOFR Index + 1.25%, 6.0108% 2/20/2054 (b)(c)		3,974,146	4,007,022
Ginnie Mae REMIC pass-thru certificates Series 2003-18 Class PG, 5.5% 3/20/2033		6,331	6,408
Ginnie Mae REMIC pass-thru certificates Series 2003-52 Class SB, CME Term SOFR 1 month Index x 11.3497%, 3.2813% 6/16/2033 (b)(c)		742	712
Ginnie Mae REMIC pass-thru certificates Series 2004-105 Class SN, 5.9855% - CME Term SOFR 1 month Index 1.3794% 12/20/2034 (b)(h)		10,700	882
Ginnie Mae REMIC pass-thru certificates Series 2004-19 Class KE, 5% 3/16/2034		25,528	25,661
Ginnie Mae REMIC pass-thru certificates Series 2004-90 Class SI, 5.9855% - CME Term SOFR 1 month Index 1.3794% 10/20/2034 (b)(h)		4,748	337
Ginnie Mae REMIC pass-thru certificates Series 2006-26 Class S, 6.3855% - CME Term SOFR 1 month Index 1.7794% 6/20/2036 (b)(h)		8,297	757
Ginnie Mae REMIC pass-thru certificates Series 2006-33 Class PK, 6% 7/20/2036		2,589	2,647
Ginnie Mae REMIC pass-thru certificates Series 2007-22 Class PK, 5.5% 4/20/2037		12,777	12,986
Ginnie Mae REMIC pass-thru certificates Series 2007-24 Class SA, 6.3955% - CME Term SOFR 1 month Index 1.7894% 5/20/2037 (b)(h)		11,796	1,140
Ginnie Mae REMIC pass-thru certificates Series 2007-7 Class EI, 6.0855% - CME Term SOFR 1 month Index 1.4794% 2/20/2037 (b)(h)		12,126	946
Ginnie Mae REMIC pass-thru certificates Series 2007-9 Class CI, 6.0855% - CME Term SOFR 1 month Index 1.4794% 3/20/2037 (b)(h)		7,649	704
Ginnie Mae REMIC pass-thru certificates Series 2008-40 Class SA, 6.2855% - CME Term SOFR 1 month Index 1.675% 5/16/2038 (b)(h)		7,955	460
Ginnie Mae REMIC pass-thru certificates Series 2008-49 Class PH, 5.25% 6/20/2038		13,247	13,326
Ginnie Mae REMIC pass-thru certificates Series 2008-50 Class SA, 6.1155% - CME Term SOFR 1 month Index 1.5094% 6/20/2038 (b)(h)		18,067	1,781
Ginnie Mae REMIC pass-thru certificates Series 2008-55 Class PL, 5.5% 6/20/2038		12,234	12,454
Ginnie Mae REMIC pass-thru certificates Series 2009-106 Class XL, 6.6355% - CME Term SOFR 1 month Index 2.0294% 6/20/2037 (b)(h)		3,841	322
Ginnie Mae REMIC pass-thru certificates Series 2009-16 Class SJ, 6.6855% - CME Term SOFR 1 month Index 2.0794% 5/20/2037 (b)(h)		12,209	1,457
Ginnie Mae REMIC pass-thru certificates Series 2009-72 Class SM, 6.1355% - CME Term SOFR 1 month Index 1.525% 8/16/2039 (b)(h)		4,336	348
Ginnie Mae REMIC pass-thru certificates Series 2009-81 Class A, 5.75% 9/20/2036		1,384	1,406
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040		1,338,990	1,270,194
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040		822,928	793,798
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040		182,037	175,422
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.3794% 7/20/2041 (b)(h)		60,249	5,606
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040		407,927	398,070
Ginnie Mae REMIC pass-thru certificates Series 2014-60 Class W, 4.103% 2/20/2029 (b)		3,826	3,790
Ginnie Mae REMIC pass-thru certificates Series 2015-157 Class GA, 3% 1/20/2045		7,276	6,954
Ginnie Mae REMIC pass-thru certificates Series 2015-H04 Class FL, CME Term SOFR 1 month Index + 0.5845%, 5.7798% 2/20/2065 (b)(c)		75,631	75,492
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046		239,727	220,671
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047		2,458,787	2,200,634
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 5.2207% 10/20/2049 (b)(c)		208,611	204,740
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 5.1707% 2/20/2049 (b)(c)		926,579	912,912
Ginnie Mae REMIC pass-thru certificates Series 2021-125 Class HA, 1.5% 4/20/2051		733,784	625,633
Ginnie Mae REMIC pass-thru certificates Series 2021-155 Class PD, 1.25% 9/20/2051		752,603	642,951
Ginnie Mae REMIC pass-thru certificates Series 2021-175 Class PB, 1% 3/20/2050		315,024	243,074
Ginnie Mae REMIC pass-thru certificates Series 2021-215 Class LG, 1.75% 12/20/2051		1,117,475	916,241
Ginnie Mae REMIC pass-thru certificates Series 2021-58 Class IY, 3% 2/20/2051 (h)		1,677,854	279,070
Ginnie Mae REMIC pass-thru certificates Series 2021-78 Class IP, 3% 5/20/2051 (h)		574,180	95,266
Ginnie Mae REMIC pass-thru certificates Series 2021-H10 Class AF, U.S. 30-Day Avg. SOFR Index + 1.5%, 6.2608% 6/20/2071 (b)(c)		685,601	689,244
Ginnie Mae REMIC pass-thru certificates Series 2022-22 Class UH, 3% 12/20/2050		653,585	585,126
Ginnie Mae REMIC pass-thru certificates Series 2022-85 Class IK, 3% 5/20/2051 (h)		302,530	49,447
Ginnie Mae Series 2021-97 Class LI, 3% 8/20/2050 (h)		2,005,541	328,113
GMACM Home Equity Loan Trust Series 2003-J10 Class A1, 4.75% 1/25/19 (j)		319	316
GMACM Home Equity Loan Trust Series 2005-AR6 Class 2A1, 3.7892% 11/19/2035 (b)		1,658,954	1,301,466
GS Mortgage-Backed Securities Trust Series 2022-NQM1 Class A4, 4% 5/25/2062 (b)(d)		71,616	66,051
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (d)(g)		6,459,428	6,186,211
GS Mortgage-Backed Securities Trust Series 2025-PRL1, 0% 2/1/2073 (b)(d)(f)		11,000,000	9,645,680
GSAMP Trust Series 2004-6F Class 2A4, 5.5% 5/25/2034		1,001	976
GSAMP Trust Series 2004-6F Class 3A4, 6.5% 5/25/2034		1,309	1,315
Headlands Residential LLC Series 2021-RPL1 Class NOTE, 2.487% 9/25/2026 (d)		269,261	263,264
Home Equity Asset Trust Series 2005-11 Class 1A1, 6.5% 12/25/2035		202,736	100,540
Homes Trust Series 2024-NQM2 Class A1, 5.717% 10/25/2069 (d)		6,157,735	6,164,733
Homeward Opportunities Fund Trust Series 2020-2 Class B1, 5.45% 5/25/2065 (d)		1,545,000	1,522,135
Homeward Opportunities Fund Trust Series 2022-1 Class A1, 5.082% 7/25/2067 (b)(d)		169,158	167,588
Homeward Opportunities Fund Trust Series 2022-1 Class M1, 5.0546% 7/25/2067 (b)(d)		200,000	196,386
Impac CMB Trust Series 2004-10 Class 3A1, CME Term SOFR 1 month Index + 0.8145%, 5.4022% 3/25/2035 (b)(c)		3,567	3,450
Impac CMB Trust Series 2004-10 Class 3A2, CME Term SOFR 1 month Index + 0.9145%, 5.5022% 3/25/2035 (c)		2,330	2,259
Impac Secd Assets Corp Series 2006-3 Class A1, CME Term SOFR 1 month Index + 0.4545%, 5.0422% 11/25/2036 (c)		280,030	246,634
Indymac Index Mortgage Loan Trust Series 2003-A8 Class A1, 3.75% 10/25/18		232	217
IndyMac INDX Mortgage Loan Trust Series 2006-AR35 Class 2A1A, CME Term SOFR 1 month Index + 0.4545%, 5.0422% 1/25/2037 (b)(c)		22,721	20,585
JP Morgan Mortgage Trust Series 2024-VIS2 Class B1, 7.7318% 11/25/2064 (b)(d)		201,000	202,197
JPMorgan Mortgage Trust Series 2004-S1 Class 3A1, 5.5% 9/25/2034 (j)		523	497
JPMorgan Mortgage Trust Series 2004-S2 Class 4A5, 6% 11/25/2034		5,664	5,321
JPMorgan Mortgage Trust Series 2004-S2 Class 5A1, 5.5% 12/25/19		510	493
JPMorgan Mortgage Trust Series 2006-A2 Class 4A1, 7.2951% 8/25/2034 (b)		1,491	1,504
JPMorgan Mortgage Trust Series 2006-A2 Class 5A3, 7.129% 11/25/2033 (b)		591	583
JPMorgan Mortgage Trust Series 2021-13 Class A3, 2.5% 4/25/2052 (d)		11,262,486	9,279,232
JPMorgan Mortgage Trust Series 2023-HE3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.6%, 6.3608% 5/25/2054 (b)(c)(d)		313,228	315,190
JPMorgan Mortgage Trust Series 2024-VIS1 Class A1, 5.99% 7/25/2064 (d)		916,655	922,517
JPMorgan Mortgage Trust Series 2024-VIS1 Class B2, 8.101% 7/25/2064 (b)(d)		163,000	160,180
Legacy Mortgage Asset Trust Series 2021-SL1 Class A, 4.991% 9/25/2060 (b)(d)		123,348	123,300
LHOME Mortgage Trust Series 2023-RTL1 Class A1, 7.869% 1/25/2028 (b)(d)		3,059,000	3,073,382
LHOME Mortgage Trust Series 2023-RTL2 Class A1, 8% 6/25/2028 (d)(g)		3,000,000	3,032,614
LHOME Mortgage Trust Series 2023-RTL4 Class A1, 7.628% 11/25/2028 (d)(g)		2,450,000	2,489,714
LHOME Mortgage Trust Series 2024-RTL4 Class A1, 5.921% 7/25/2039 (d)(g)		1,650,000	1,654,699
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1, 6.903% 4/21/2034 (b)		410	408
MASTR Alternative Loan Trust 2003-2 Series 2004-6 Class 6A1, 6.5% 7/25/2034		6,547	6,574
MASTR Alternative Loan Trust 2003-2 Series 2004-6 Class 7A1, 6% 7/25/2034		4,921	4,858
MASTR Resecuritization Trust Series 2005-PO Class 3PO, 0% 5/28/2035 (d)(i)		242	182
MASTR Specialized Loan Trust Series 2005-1 Class 1A3, 7% 8/25/2034 (d)		1,000,569	709,569
Merrill Lynch Mortgage Investors Trust Series 2004-C Class A2, CME Term SOFR 6 month Index + 1.0283%, 6.3038% 7/25/2029 (b)(c)		833	808
Merrill Lynch Mortgage Investors Trust Series 2004-D Class A3, 7.229% 9/25/2029 (b)		358	340
Merrill Lynch Mortgage Investors Trust Series 2006-A2 Class 1A, CME Term SOFR 1 month Index + 0.4745%, 5.0622% 2/25/2036 (c)		5,420,097	3,215,419
Merrill Lynch Mortgage Investors Trust Series 2006-AF2 Class AV1, CME Term SOFR 1 month Index + 0.4345%, 5.0222% 9/25/2037 (b)(c)		27,683	15,654
MFRA Trust Series 2022-NQM1 Class M1, 4.2498% 12/25/2066 (b)(d)		171,000	147,485
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)		3,869,821	3,610,692
MFRA Trust Series 2024-RTL1 Class A1, 7.093% 2/25/2029 (d)(g)		230,000	231,897
Morgan Stanley Capital I Trust Series 2004-3 Class 4A, 5.6427% 4/25/2034 (b)		2,834	2,747
Morgan Stanley Mortgage Loan Trust Series 2004-7AR Class 2A6, 6.1321% 9/25/2034 (b)		749	731
Morgan Stanley Resecuritization Trust Series 2015-R2 Class 1B, 12 month Average U.S. Treasury Maturity + 0.71%, 4.322% 12/27/2046 (b)(c)(d)		957,681	864,445
Morgan Stanley Residential Mortgage Loan Trust Series 2014-1A Class B3, 6.7032% 6/25/2044 (b)(d)		585,474	587,922
Morgan Stanley Residential Mortgage Loan Trust Series 2023-NQM1 Class B1, 7.4587% 9/25/2068 (b)(d)		100,000	99,296
Morgan Stanley Residential Mortgage Loan Trust Series 2024-RPL1 Class A1, 4% 6/25/2064		5,900,000	5,685,830
NACC Reperforming Loan REMIC Trust Series 2004-R2 Class A1, 6.5% 10/25/2034 (b)(d)		1,867	1,643
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (d)		1,505,967	1,392,206
New Residential Mortgage Loan Trust Series 2024-RTL2 Class A1, 5.443% 9/25/2039 (d)		2,000,000	1,978,814
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (d)		3,569,586	3,475,965
NMLT Trust Series 2021-INV3 Class PT, 2.2769% 11/25/2056 (d)		5,043,995	4,677,799
Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1 Class 1A3, 6.408% 5/25/2036		2,783,382	543,959
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)		3,138,546	2,875,375
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)		1,385,138	1,287,044
Nymt Loan Trust Series 2024-INV1 Class A1, 5.379% 6/25/2069 (d)		3,608,291	3,589,832
NYMT Trust Series 2024-RR1 Class A, 7.375% 5/25/2064 (d)		344,060	345,057
OBX Trust Series 2021-NQM3 Class A1, 1.054% 7/25/2061 (d)		11,098,680	9,080,226
OBX Trust Series 2023-NQM8 Class A2, 7.248% 9/25/2063 (d)		815,340	826,275
OBX Trust Series 2024-HYB2 Class A1, 3.6418% 4/25/2053 (b)(d)		426,626	418,178
OBX Trust Series 2024-NQM2 Class A1, 5.878% 12/25/2063 (d)		1,093,875	1,099,391
OBX Trust Series 2024-NQM8 Class A1, 6.233% 5/25/2064 (d)		2,116,936	2,139,033
OBX Trust Series 2024-NQM9 Class A1, 6.03% 1/25/2064 (b)(d)		3,989,506	4,020,023
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)		383,273	375,958
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)		361,486	349,285
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)		796,228	791,545
Onslow Bay Mortgage Loan Trust Series 2021-NQM4 Class A2, 2.162% 10/25/2061 (b)(d)		7,290,549	6,155,599
OSS Mortgage Trust Series 2024-H6 Class A1, 5.129% 9/25/2069 (d)		8,025,573	7,961,741
PHH Mortgage Trust Series 2008-CIM2 Class 5A1, 6% 7/25/2038		1,140	1,152
PMC PLS ESR Issuer LLC. Series 2022-PLS1 Class A, 5.114% 2/25/2027 (b)(d)		207,850	206,944
PMT Credit Risk Transfer Trust Series 2024-1R Class A, U.S. 30-Day Avg. SOFR Index + 3.5%, 8.234% 5/25/2033 (b)(c)(d)		7,379,655	7,476,848
PMT Credit Risk Transfer Trust Series 2024-2R Class A, U.S. 30-Day Avg. SOFR Index + 3.35%, 8.0492% 3/29/2027 (b)(c)(d)		5,073,780	5,127,388
Pmt Loan Trust Series 2024-INV1 Class A3, 5.5% 10/25/2059 (d)		4,949,871	4,911,974
Pret 2024-Rpl2 Tr Series 2024-RPL2 Class A1, 4.075% 6/25/2064 (b)(d)		5,853,118	5,443,230
PRET LLC Series 2022-RN2 Class A1, 5% 6/25/2052 (d)		7,778,761	7,733,977
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)		1,909,242	1,798,106
Prime Mortgage Trust Series 2004-CL1 Class 1A1, 6% 2/25/2034		934	917
PRKCM Trust Series 2023-AFC3 Class A2, 6.987% 9/25/2058 (d)		775,009	785,275
PRMP Trust Series 2024-NQM3 Class A1, 5.228% 8/25/2069 (d)		8,547,152	8,487,412
PRPM LLC Series 2021-10 Class A1, 5.487% 10/25/2026 (b)(d)		1,683,191	1,677,145
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (d)		1,376,968	1,260,286
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (b)(d)		1,897,036	1,730,763
PRPM LLC Series 2024-HOME1 Class A1, 6.431% 5/25/2059 (b)(d)		2,697,420	2,730,427
PRPM LLC Series 2024-NQM1 Class A1, 6.265% 12/25/2068 (d)		443,387	447,174
PRPM LLC Series 2024-NQM1 Class B1, 7.547% 12/25/2068 (b)(d)		224,000	224,003
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)		1,317,134	1,286,771
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)		4,878,058	4,733,179
PRPM LLC Series 2024-RCF5 Class A1, 4% 8/25/2054 (d)		1,792,280	1,737,901
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(d)		285,502	275,610
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)		3,442,539	3,300,018
PRPM LLC Series 2024-RPL3 Class A1, 4% 11/25/2054 (d)		8,800,000	8,540,400
PRPM Trust Series 2022-INV1 Class A2, 4.4283% 4/25/2067 (b)(d)		671,971	645,660
PRPM Trust Series 2024-NQM2 Class A1, 6.327% 6/25/2069 (b)(d)		2,716,218	2,740,978
Radnor Re Ltd Series 2022-1 Class M1B, U.S. 30-Day Avg. SOFR Index + 6.75%, 11.484% 9/25/2032 (b)(c)(d)		368,616	388,075
Rain City Mortgage Trust Series 2024-RTL1 Class A1, 6.53% 11/25/2029 (d)		338,000	338,158
RCKT Trust Series 2024-CES7 Class A1A, 5.158% 10/25/2044 (b)(d)		3,621,303	3,583,315
Redwood Funding Trust 2023-1 Series 2023-1 Class A, 7.5% 7/25/2059 (d)		186,262	185,666
Residential Accredit Loans Inc Trust Series 2007-QS8 Class A5, 6% 6/25/2037		755,023	598,599
Residential Accredit Loans, Inc. Trust Series 2005-QS5 Class A4, 5.75% 4/25/2035		18,238	16,040
Residential Accredit Loans, Inc. Trust Series 2006-QA10 Class A2, CME Term SOFR 1 month Index + 0.4745%, 5.0622% 12/25/2036 (c)		98,249	85,044
Residential Accredit Loans, Inc. Trust Series 2006-QS4 Class A4, 6% 4/25/2036		1,287,428	1,016,839
Residential Accredit Loans, Inc. Trust Series 2007-QS3 Class A5, 6.25% 2/25/2037		1,987,186	1,574,779
Residential Asset Securitization Trust Series 2006-A14C Class 1A2, 6.25% 12/25/2036		925,190	647,864
Residential Asset Securitization Trust Series 2007-A9 Class A1, CME Term SOFR 1 month Index + 0.6645%, 5.2522% 9/25/2037 (b)(c)		2,945,393	836,434
Residential Asset Securitization Trust Series 2007-A9 Class A2, 6.3355% - CME Term SOFR 1 month Index 1.7478% 9/25/2037 (b)(h)		2,944,620	321,972
Residential Mortgage Loan Trust Series 2019-2 Class B2, 6.037% 5/25/2059 (d)		540,000	532,493
Residential Mortgage Loan Trust Series 2019-3 Class B2, 5.664% 9/25/2059 (b)(d)		136,000	132,420
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (d)		602,546	570,976
Rocket Mortgage Trust Series 2024-CES5 Class A1A, 5.846% 8/25/2044 (d)(g)		1,428,654	1,437,284
Rocket Mortgage Trust Series 2024-CES8 Class A1A, 5.4896% 11/25/2044 (g)		3,601,423	3,586,631
Saco I, Inc. Series 1997-2 Class 1A5, 7% 8/25/2036 (d)		232	221
Saluda Grade Alternative Mortgage Trust Series 2024-RTL4 Class A1, 7.5% 2/25/2030 (b)(d)		404,000	404,704
Saluda Grade Alternative Mortgage Trust Series 2024-RTL5 Class A1, 7.762% 4/25/2030 (d)(g)		233,000	235,084
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 6.5772% 7/20/2034 (b)(c)		538	497
Sequoia Mortgage Trust Series 2004-8 Class A2, CME Term SOFR 6 month Index + 1.1683%, 6.008% 9/20/2034 (b)(c)		3,968	3,656
Sequoia Mortgage Trust Series 2007-3 Class 2AA1, 4.6219% 7/20/2037 (b)		397,235	314,790
Sequoia Mortgage Trust Series 2024-HYB1 Class A1A, 4.4972% 11/25/2063 (b)(d)		9,541,604	9,442,217
Sequoia Mortgage Trust Series 2024-INV1 Class A3, 5.5% 10/25/2054 (d)		3,600,000	3,572,438
SG Residential Mortgage Trust Series 2022-2 Class B1, 5.2951% 8/25/2062 (b)(d)		104,000	99,922
SG Residential Mortgage Trust Series 2022-2 Class M1, 5.2951% 8/25/2062 (b)(d)		485,000	477,582
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14 Class 1A, 5.8743% 10/25/2034 (b)		546	536
Structured Adjustable Rate Mortgage Loan Trust Series 2007-6 Class 3A1, 4.5994% 7/25/2037 (b)		1,352,477	870,570
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-26A Class 3A5, 6.4231% 9/25/2033 (b)		7,235	6,972
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-37A Class 1A, 6.235% 12/25/2033 (b)		11,491	11,015
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-37A Class 2A, 6.2118% 12/25/2033 (b)		894	859
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.3422% 9/25/2043 (b)(c)		905,617	866,289
Toorak Mortgage Corp Ltd Series 2021-INV1 Class B1, 3.287% 7/25/2056 (d)		100,000	80,336
Toorak Mortgage Trust Series 2024-2 Class A1, 6.329% 10/25/2031 (d)		252,000	251,215
Towd Point Mortgage Trust Series 2016-1 Class B2, 4.5171% 2/25/2055 (b)(d)		500,000	481,324
Towd Point Mortgage Trust Series 2017-FRE2 Class M6, 4% 11/25/2047 (d)(g)		76,388	74,193
Towd Point Mortgage Trust Series 2021-R1 Class A1, 2.9181% 11/30/2060 (b)(d)		1,039,516	912,662
Towd Point Mortgage Trust Series 2021-R1 Class A2C, 3.3072% 11/30/2060 (b)(d)		877,659	752,858
Towd Point Mortgage Trust Series 2021-SJ2 Class A2, 2.5% 12/25/2061 (d)		1,500,000	1,341,677
Towd Point Mortgage Trust Series 2024-3 Class A1A, 5.1635% 7/25/2065 (b)(d)		3,739,697	3,714,058
Towd Point Mortgage Trust Series 2024-4 Class A1A, 4.3811% 10/27/2064 (d)		14,256,039	13,953,971
Towd Point Mortgage Trust Series 2024-5 Class A1A, 4.4666% 10/25/2064 (b)(d)		15,716,291	15,505,387
Towd Point Mortgage Trust Series 2024-CES6 Class A1, 5.725% 11/25/2064 (d)		11,000,000	11,066,000
TRK Trust Series 2021-INV2 Class B1, 4.104% 11/25/2056 (d)		148,000	122,568
TVC Mortgage Trust Series 2023-RTL1 Class A1, 8.25% 11/25/2027 (d)		1,205,000	1,212,503
Vendee Mortgage Trust Series 1996-2 Class 1Z, 6.75% 6/15/2026		1,014	1,026
Vendee Mortgage Trust Series 1998-1 Class 2E, 7% 3/15/2028		5,214	5,281
Vendee Mortgage Trust Series 1999-1 Class 2Z, 6.5% 1/15/2029		865	877
Verus Securitization Trust Series 2021-3 Class B1, 3.203% 6/25/2066 (d)		100,000	73,675
Verus Securitization Trust Series 2022-3 Class B1, 4.0687% 2/25/2067 (b)(d)		158,000	131,539
Verus Securitization Trust Series 2023-2 Class A1, 6.193% 3/25/2068 (b)(d)		354,250	355,615
Verus Securitization Trust Series 2023-2 Class B1, 7.5327% 3/25/2068 (b)(d)		388,000	388,666
Verus Securitization Trust Series 2023-3 Class B1, 7.8169% 3/25/2068 (b)(d)		110,000	110,489
Verus Securitization Trust Series 2024-4 Class A1, 6.218% 6/25/2069 (d)(g)		1,396,371	1,409,683
Verus Securitization Trust Series 2024-5 Class A1, 6.192% 6/25/2069 (d)		3,444,332	3,475,557
Verus Securitization Trust Series 2024-7 Class B1, 6.496% 9/25/2069 (d)		299,000	291,067
Verus Securitization Trust Series 2024-R1 Class A1, 5.218% 9/25/2069 (d)		9,325,469	9,382,024
Verus Series 2022-4 Class B1, 4.7786% 4/25/2067 (b)(d)		163,000	150,302
Visio Trust Series 2022-1 Class B1, 5.972% 8/25/2057 (b)(d)		200,000	197,814
Vista Point Securitization Trust Series 2020-2 Class B2, 5.16% 4/25/2065 (d)		357,200	332,431
Vm Master Issuer LLC Series 2022-1 Class B, 6.877% 5/24/2025 (b)(d)		669,945	660,030
Wachovia Mortgage Loan Trust Series 2006-AMN1 Class A2, CME Term SOFR 1 month Index + 0.4145%, 1.824% 8/25/2036 (c)		2,740,321	978,474
WaMu Mortgage MSC Pass Through Certificates Series 2004-RA1 Class 2A, 7% 3/25/2034		2,186	2,182
WaMu Mortgage MSC Pass Through Certificates Series 2005-4 Class CB7, 5.5% 6/25/2035		6,614	6,006
WaMu Mortgage MSC Pass Through Certificates Series 2005-AR1 Class A1A, 5.2222% 12/25/2035 (b)		455,072	393,691
WaMu Mortgage MSC Pass Through Certificates Series 2006-2 Class 3CB, 6% 3/25/2036		1,084,010	838,245
WaMu Mortgage Pass Through Certificates Series 2003-AR8 Class A, 6.2562% 8/25/2033 (b)		1,493	1,438
WaMu Mortgage Pass Through Certificates Series 2003-AR9 Class 1A6, 6.5706% 9/25/2033 (b)		1,146	1,104
WaMu Mortgage Pass Through Certificates Series 2004-AR11 Class A, 6.9637% 10/25/2034 (b)		3,136	3,054
WaMu Mortgage Pass Through Certificates Series 2004-AR3 Class A1, 5.7052% 6/25/2034 (b)		422	395
WaMu Mortgage Pass Through Certificates Series 2004-AR3 Class A2, 5.7052% 6/25/2034 (b)		3,899	3,606
WaMu Mortgage Pass Through Certificates Series 2004-S2 Class 2A4, 5.5% 6/25/2034		3,194	3,058
WaMu Mortgage Pass Through Certificates Series 2005-AR2 Class 2A1B, CME Term SOFR 1 month Index + 0.8545%, 5.4422% 1/25/2045 (c)		854,480	839,938
WaMu Mortgage Pass Through Certificates Series 2005-AR2 Class 2A21, CME Term SOFR 1 month Index + 0.7745%, 5.3622% 1/25/2045 (b)(c)		405	398
WaMu Mortgage Pass Through Certificates Series 2006-4 Class 3A1, 7% 5/25/2036 (g)		157,179	138,454
WaMu Mortgage Pass Through Certificates Series 2006-7 Class A1A, 3.9393% 9/25/2036 (g)		637,079	180,179
WaMu Mortgage Pass Through Certificates Series 2006-7 Class A1B, CME Term SOFR 1 month Index + 0.2745%, 3.8122% 9/25/2036 (c)		1,974,840	568,029
WaMu Mortgage Pass Through Certificates Series 2006-8 Class A4, 4.1242% 10/25/2036 (g)		242,116	88,240
WaMu Mortgage Pass Through Certificates Series 2007-HY3 Class 4A1, 5.1525% 3/25/2037 (b)		1,269	1,168
WaMu Mortgage Pass Through Certificates Series 2007-HY4 Class 1A1, 3.7433% 4/25/2037 (b)		1,070,120	967,842
WaMu Mortgage Pass Through Certificates Series 2007-OA1 Class 2A, 12 month Average U.S. Treasury Maturity + 0.72%, 5.6473% 12/25/2046 (b)(c)		13,230	11,207
WaMu Mortgage Pass Through Certificates Series 2007-OA2 Class 2A, 12 month Average U.S. Treasury Maturity + 0.7%, 5.6273% 1/25/2047 (b)(c)		536,466	439,439
WaMu Mortgage Pass Through Certificates Series 2007-OA5 Class 1A, 12 month Average U.S. Treasury Maturity + 0.75%, 5.6773% 6/25/2047 (b)(c)		258,721	203,284
WaMu Mortgage Pass Through Certificates Series 2007-OC2 Class A3, CME Term SOFR 1 month Index + 0.7345%, 5.3222% 6/25/2037 (c)		35,490	33,179
Wells Fargo Mortgage Backed Securities Trust Series 2004-K Class 1A2, 7.49% 7/25/2034 (b)		947	963
Wells Fargo Mortgage Backed Securities Trust Series 2004-U Class A1, 7.2716% 10/25/2034 (b)		1,747	1,702
TOTAL UNITED STATES			681,441,010
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $702,200,366)			692,563,678

Commercial Mortgage Securities - 3.4%
		Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Acre Commercial Mortgage Ltd Series 2021-FL4 Class C, CME Term SOFR 1 month Index + 1.8645%, 6.4749% 12/18/2037 (b)(c)(d)		263,000	252,037
BXMT 2020-FL3 Ltd Series 2020-FL3 Class A, CME Term SOFR 1 month Index + 1.5145%, 6.125% 11/15/2037 (c)(d)		1,998,933	1,960,613
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.8174% 7/20/2032 (b)(c)(d)		500,000	500,901
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			2,713,551
IRELAND - 0.0%
Thunder Logistics Series 2024-1X Class B, 3 month EURIBOR + 2.05%, 0% 11/17/2036 (b)(c)(e)	EUR	100,000	105,781
Thunder Logistics Series 2024-1X Class D, 3 month EURIBOR + 3.3%, 0% 11/17/2036 (b)(c)(e)	EUR	100,000	105,675
UK Logistics Series 2024-1X Class A, SONIA Overnight Deposit Rates SWAP + 1.65%, 6.377% 5/17/2034 (b)(c)(e)	GBP	100,000	127,738
TOTAL IRELAND			339,194
UNITED STATES - 3.4%
20 Times Square Trust Series 2018-20TS Class F, 3.2032% 5/15/2035 (b)(d)		3,016,196	2,368,284
2023-MIC Trust/THE Series 2023-MIC Class A, 8.7315% 12/5/2038 (b)(d)		82,000	88,811
280 Park Avenue Mortgage Trust Series 2017-280P Class E, CME Term SOFR 1 month Index + 2.4189%, 7.0419% 9/15/2034 (c)(d)		154,796	144,396
3650r Commercial Mortgage Trust Series 2021-PF1 Class A4, 2.253% 11/15/2054		4,200,000	3,597,688
3650r Commercial Mortgage Trust Series 2021-PF1 Class A5, 2.522% 11/15/2054		1,000,000	856,732
AG Trust Series 2024-NLP Class A, CME Term SOFR 1 month Index + 2.0156%, 6.6249% 7/15/2041 (b)(c)(d)		6,000,000	6,037,657
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2 Class A4, 2.2515% 6/15/2054 (d)		9,500,000	8,170,815
Arbor Multifamily Mortgage Securities Trust Series 2021-MF3 Class A5, 2.5747% 10/15/2054 (d)		1,000,000	869,332
AREIT Trust Series 2021-CRE5 Class C, CME Term SOFR 1 month Index + 2.3645%, 6.9749% 11/17/2038 (b)(c)(d)		146,000	145,447
Ares Commercial Mortgage Trust Series 2024-IND Class A, CME Term SOFR 1 month Index + 1.6916%, 6.3009% 7/15/2041 (b)(c)(d)		430,000	431,344
Ares Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.443%, 6.0523% 10/15/2034 (b)(c)(d)		680,000	680,425
Atrium Hotel Portfolio Tr 2024-Atrm Series 2024-ATRM Class E, 9.5201% 11/10/2029 (b)(d)		84,000	84,135
Atrium Hotel Portfolio Trust Series 2017-ATRM Class A, CME Term SOFR 1 month Index + 1.227%, 5.837% 12/15/2036 (b)(c)(d)		2,468,048	2,412,516
Atrium Hotel Portfolio Trust Series 2024-ATRM Class A, 5.5895% 11/10/2029 (b)(d)		410,000	410,724
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)		4,963,000	4,565,960
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)		1,113,000	948,856
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.8425% 11/5/2032 (b)(d)		461,000	330,798
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.76% 1/15/2039 (b)(c)(d)		3,783,612	3,768,272
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 6.16% 1/15/2039 (b)(c)(d)		715,549	709,747
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.76% 1/15/2039 (b)(c)(d)		509,681	508,407
Bamll Series 2024-BHP Class A, CME Term SOFR 1 month Index + 2.35%, 6.9593% 8/15/2039 (b)(c)(d)		280,000	281,050
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060		216,441	213,646
BANK Series 2018-BN14 Class A4, 4.231% 9/15/2060		7,200,000	7,031,156
BANK Series 2019-BN19 Class A3, 3.183% 8/15/2061		292,553	264,048
BANK Series 2019-BN21 Class A4, 2.6% 10/17/2052		4,086,706	3,718,797
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052		838,000	754,080
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052		400,000	381,932
BANK Series 2020-BN25 Class XB, 0.5292% 1/15/2063 (b)(h)		5,200,000	103,438
BANK Series 2020-BN28 Class A3, 1.584% 3/15/2063		8,844,613	7,513,026
BANK Series 2021-BN31 Class A3, 1.771% 2/15/2054		2,000,000	1,694,753
BANK Series 2021-BN31 Class XB, 0.9732% 2/15/2054 (b)(h)		7,000,000	282,237
BANK Series 2021-BN32 Class A4, 2.349% 4/15/2054		20,000,000	17,539,478
BANK Series 2021-BN33 Class A4, 2.27% 5/15/2064		9,000,000	7,815,105
BANK Series 2021-BN33 Class XA, 1.1611% 5/15/2064 (b)(h)		13,373,470	618,203
BANK Series 2021-BN34 Class XB, 0.6262% 6/15/2063 (b)(h)		171,794,000	4,790,046
BANK Series 2021-BN35 Class ASB, 2.067% 6/15/2064		1,300,000	1,170,367
BANK Series 2022-BNK44 Class A5, 5.9359% 11/15/2055 (b)		1,700,000	1,791,919
BANK5 Series 2023-5YR2 Class A3, 6.656% 7/15/2056		15,000,000	15,799,532
BANK5 Series 2024-5YR10 Class A3, 5.302% 10/15/2057		186,000	188,590
BANK5 Series 2024-5YR11 Class A3, 5.893% 11/15/2057		1,299,000	1,350,152
BANK5 Series 2024-5YR6 Class A3, 6.225% 5/15/2057		300,000	313,922
BANK5 Series 2024-5YR8 Class A3, 5.884% 8/15/2057		12,900,000	13,373,218
BANK5 Series 2024-5YR9 Class A3, 5.6136% 8/15/2057		13,500,000	13,855,543
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 5.3022% 11/25/2035 (b)(c)(d)		11,283	10,975
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 5.2872% 1/25/2036 (b)(c)(d)		27,183	25,970
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 5.3772% 1/25/2036 (b)(c)(d)		8,774	8,349
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 5.1072% 12/25/2036 (b)(c)(d)		58,807	55,023
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 5.1072% 3/25/2037 (b)(c)(d)		14,576	13,806
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 5.1072% 7/25/2037 (b)(c)(d)		48,804	45,418
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 5.1822% 7/25/2037 (b)(c)(d)		45,693	42,048
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 5.2572% 7/25/2037 (b)(c)(d)		15,553	14,516
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 5.1372% 7/25/2037 (b)(c)(d)		16,249	15,271
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 5.1672% 7/25/2037 (b)(c)(d)		8,611	7,899
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 5.2122% 7/25/2037 (b)(c)(d)		9,210	8,357
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 5.2572% 7/25/2037 (b)(c)(d)		14,751	13,274
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 5.4522% 7/25/2037 (b)(c)(d)		23,288	21,035
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 5.6022% 7/25/2037 (b)(c)(d)		14,165	15,342
BBCCRE Trust Series 2015-GTP Class A, 3.966% 8/10/2033 (d)		274,000	267,629
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.7292% 8/14/2036 (b)(d)		4,500,000	3,842,604
BBCMS Mortgage Trust Series 2018-TALL Class A, CME Term SOFR 1 month Index + 0.872%, 5.529% 3/15/2037 (b)(c)(d)		387,000	363,780
BBCMS Mortgage Trust Series 2019-C4 Class A4, 2.661% 8/15/2052		3,554,943	3,278,930
BBCMS Mortgage Trust Series 2021-C9 Class A4, 2.021% 2/15/2054		10,000,000	8,553,468
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056		900,000	938,262
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5066% 9/15/2056 (b)		1,600,000	1,699,369
BBCMS Mortgage Trust Series 2024-5C29 Class A3, 5.208% 9/15/2057		6,000,000	6,063,623
BBCMS Mortgage Trust Series 2024-5C29 Class XB, 1.234% 9/15/2057 (b)(h)		147,436,000	6,471,423
Benchmark Mortgage Trust Series 2018-B2 Class A4, 3.6147% 2/15/2051		3,500,000	3,376,051
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051		949,000	922,449
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062		2,373,000	2,262,262
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.2064% 8/15/2052 (b)(h)		36,670,328	1,193,095
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057		7,629,000	6,994,383
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8917% 12/15/2062 (b)(h)		20,882,175	491,431
Benchmark Mortgage Trust Series 2020-B16 Class A4, 2.483% 2/15/2053		3,200,000	2,856,441
Benchmark Mortgage Trust Series 2020-B18 Class A4, 1.672% 7/15/2053		10,000,000	8,571,660
Benchmark Mortgage Trust Series 2020-B19 Class A3, 1.787% 9/15/2053		5,800,000	5,377,633
Benchmark Mortgage Trust Series 2020-B19 Class A4, 1.546% 9/15/2053		12,500,000	10,726,655
Benchmark Mortgage Trust Series 2020-B22 Class A4, 1.685% 1/15/2054		3,175,000	2,702,563
Benchmark Mortgage Trust Series 2021-B23 Class A4A1, 1.823% 2/15/2054		2,000,000	1,664,664
Benchmark Mortgage Trust Series 2021-B24 Class A4, 2.2638% 3/15/2054		17,600,000	15,308,343
Benchmark Mortgage Trust Series 2021-B26 Class A4, 2.295% 6/15/2054		8,800,000	7,626,260
Benchmark Mortgage Trust Series 2023-V2 Class A3, 5.8118% 5/15/2055		13,000,000	13,317,823
Benchmark Mortgage Trust Series 2024-V10 Class A3, 5.2774% 9/15/2057		10,500,000	10,628,513
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057		4,400,000	4,510,935
BFLD Commercial Mortgage Trust Series 2024-UNIV Class A, CME Term SOFR 1 month Index + 1.4925%, 6.1018% 11/15/2041 (b)(c)(d)		210,000	209,803
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 8.2488% 11/15/2041 (b)(c)(d)		134,000	133,707
BFLD Trust Series 2024-VICT Class A, CME Term SOFR 1 month Index + 1.89%, 6.4993% 7/15/2041 (b)(c)(d)		2,906,000	2,913,265
BFLD Trust Series 2024-WRHS Class A, CME Term SOFR 1 month Index + 1.4921%, 6.1014% 8/15/2026 (b)(c)(d)		897,825	899,228
BHMS Series 2018-ATLS Class A, CME Term SOFR 1 month Index + 1.297%, 6.1563% 7/15/2035 (b)(c)(d)		453,000	452,792
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.7245% 9/15/2026 (b)(c)(d)		8,921,000	8,704,400
BLP Commercial Mortgage Trust Series 2023-IND Class A, CME Term SOFR 1 month Index + 1.692%, 6.3013% 3/15/2040 (b)(c)(d)		500,000	498,752
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(c)(d)		3,000,000	3,001,875
BMD2 Re-Remic Trust Series 2019-FRR1 Class 1A5, U.S. 30-Day Avg. SOFR Index + 4.3145%, 9.1713% 5/25/2052 (b)(c)(d)		15,366	15,185
BMD2 Re-Remic Trust Series 2019-FRR1 Class 5B13, 2.1852% 5/25/2052 (b)(d)		4,000,000	3,227,043
BMD2 Re-Remic Trust Series 2019-FRR1 Class 5D1, 0% 5/25/2052 (d)(i)		4,000,000	2,714,896
BMD2 Re-Remic Trust Series 2019-FRR1 Class 6C, 0% 5/25/2052 (d)(i)		4,200,000	2,940,762
BMO Mortgage Trust Series 2022-C1 Class A4, 3.119% 2/17/2055		6,200,000	5,554,440
BMO Mortgage Trust Series 2023-5C1 Class A3, 6.534% 8/15/2056		11,800,000	12,353,919
BMO Mortgage Trust Series 2023-C5 Class A2, 6.5176% 6/15/2056		8,500,000	8,772,732
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057		5,840,000	6,038,411
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.9812% 6/15/2041 (b)(c)(d)		4,160,000	4,165,200
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.2509% 6/15/2041 (b)(c)(d)		1,590,000	1,590,994
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.4506% 6/15/2041 (b)(c)(d)		1,060,000	1,060,000
BMP Series 2024-MF23 Class D, CME Term SOFR 1 month Index + 2.3905%, 6.9998% 6/15/2041 (b)(c)(d)		180,000	180,000
BMP Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.9983% 6/15/2041 (b)(c)(d)		124,000	122,451
Boca Commercial Mortgage Trust 2024-Boca Series 2024-BOCA Class A, CME Term SOFR 1 month Index + 1.9207%, 6.53% 8/15/2041 (b)(c)(d)		100,000	100,406
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (b)(d)		100,000	100,688
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.7976% 11/5/2039 (b)(d)		500,000	503,387
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.5073% 4/15/2037 (b)(c)(d)		15,784,000	15,862,920
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 7.0563% 4/15/2037 (b)(c)(d)		4,626,000	4,652,021
BPR Trust Series 2023-STON Class A, 7.497% 12/5/2039 (d)		304,000	315,548
BPR Trust Series 2024-PMDW Class A, 5.358% 11/5/2041 (b)(d)		40,000	40,301
BSST Trust Series 2021-SSCP Class A, CME Term SOFR 1 month Index + 0.8645%, 5.4735% 4/15/2036 (b)(c)(d)		1,353,697	1,346,952
BSST Trust Series 2021-SSCP Class E, CME Term SOFR 1 month Index + 2.2145%, 6.8235% 4/15/2036 (b)(c)(d)		83,883	81,614
BWAY Mortgage Trust Series 2013-1515 Class F, 4.0578% 3/10/2033 (b)(d)		146,276	123,565
Bx Coml Mtg Tr 2023-Vlt3 Series 2023-VLT3 Class A, CME Term SOFR 1 month Index + 1.94%, 6.5493% 11/15/2028 (b)(c)(d)		550,000	548,626
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.6553% 4/15/2034 (b)(c)(d)		3,532,346	3,499,230
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.9553% 4/15/2034 (b)(c)(d)		4,464,000	4,413,780
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.2553% 4/15/2034 (b)(c)(d)		2,952,000	2,911,410
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.5553% 4/15/2034 (b)(c)(d)		3,099,000	3,048,641
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 7.5435% 12/15/2038 (b)(c)(d)		9,832,574	9,721,958
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.4126% 10/15/2036 (b)(c)(d)		8,126,000	8,088,001
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.6223% 10/15/2036 (b)(c)(d)		1,201,000	1,191,640
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.8221% 10/15/2036 (b)(c)(d)		1,607,000	1,591,971
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 6.0218% 10/15/2036 (b)(c)(d)		1,560,000	1,542,492
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.671% 10/15/2036 (b)(c)(d)		5,425,000	5,401,322
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.3758% 5/15/2038 (b)(c)(d)		904,543	902,847
BX Commercial Mortgage Trust Series 2022-CSMO Class B, CME Term SOFR 1 month Index + 3.1407%, 7.75% 6/15/2027 (b)(c)(d)		1,523,800	1,535,229
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 6.1003% 4/15/2037 (b)(c)(d)		5,621,164	5,624,677
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.6222% 2/15/2039 (b)(c)(d)		802,281	801,280
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.3707% 12/9/2040 (b)(c)(d)		3,971,329	3,984,980
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.8001% 12/9/2040 (b)(c)(d)		771,493	771,975
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.2495% 12/9/2040 (b)(c)(d)		418,279	418,671
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 8.1981% 12/9/2040 (b)(c)(d)		232,377	232,740
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057		14,940,000	15,125,595
BX Commercial Mortgage Trust Series 2024-AIR2 Class A, CME Term SOFR 1 month Index + 1.4923%, 6.1023% 10/15/2041 (b)(c)(d)		6,370,000	6,383,933
BX Commercial Mortgage Trust Series 2024-AIRC Class A, CME Term SOFR 1 month Index + 1.6912%, 6.3005% 8/15/2039 (b)(c)(d)		5,864,000	5,880,493
BX Commercial Mortgage Trust Series 2024-KING Class A, CME Term SOFR 1 month Index + 1.541%, 6.1503% 5/15/2034 (b)(c)(d)		170,000	170,212
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (b)(d)		8,151,736	8,177,210
BX Commercial Mortgage Trust Series 2024-MF Class A, CME Term SOFR 1 month Index + 1.4416%, 6.0509% 2/15/2039 (b)(c)(d)		115,109	115,145
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 8.3476% 2/15/2039 (b)(c)(d)		154,069	154,736
BX Commercial Mortgage Trust Series 2024-PALM Class A, CME Term SOFR 1 month Index + 1.541%, 6.1503% 6/15/2037 (b)(c)(d)		700,000	700,875
BX Commercial Mortgage Trust Series 2024-PURE Class A, Canadian Overnight Repo Rate + 1.9%, 5.1944% 11/15/2041 (b)(c)(d)	CAD	71,000	50,734
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 6.0009% 3/15/2041 (b)(c)(d)		18,419,935	18,471,741
BX Commercial Mortgage Trust Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 7.2991% 3/15/2041 (b)(c)(d)		894,118	894,397
Bx Tr 2024-Brbk Series 2024-BRBK Class B, CME Term SOFR 1 month Index + 3.9266%, 8.5371% 10/15/2041 (b)(c)(d)		112,000	111,578
Bx Tr 2024-Brbk Series 2024-BRBK Class D, CME Term SOFR 1 month Index + 5.9705%, 10.581% 10/15/2041 (b)(c)(d)		25,000	24,912
BX Trust Series 2019-OC11 Class E, 4.0755% 12/9/2041 (b)(d)		2,140,000	1,897,670
BX Trust Series 2020-VIV3 Class B, 3.662% 3/9/2044 (b)(d)		2,635,000	2,393,032
BX Trust Series 2021-ARIA Class A, CME Term SOFR 1 month Index + 1.0136%, 5.6226% 10/15/2036 (b)(c)(d)		129,000	128,357
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.3594% 10/15/2026 (b)(c)(d)		1,777,657	1,768,769
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.5245% 2/15/2036 (b)(c)(d)		1,559,000	1,558,536
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 1/15/2034 (b)(c)(d)		1,357,110	1,355,414
BX Trust Series 2021-MFM1 Class E, CME Term SOFR 1 month Index + 2.3645%, 6.9735% 1/15/2034 (b)(c)(d)		66,555	65,723
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.7235% 1/15/2034 (b)(c)(d)		40,957	40,372
BX Trust Series 2021-VIEW Class F, CME Term SOFR 1 month Index + 4.0445%, 8.6535% 6/15/2036 (b)(c)(d)		61,000	56,428
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 6.7743% 8/15/2039 (b)(c)(d)		1,989,058	1,990,921
BX Trust Series 2022-GPA Class B, CME Term SOFR 1 month Index + 2.664%, 7.2733% 8/15/2041 (b)(c)(d)		350,000	350,328
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.5493% 4/15/2037 (b)(c)(d)		2,865,988	2,866,883
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.8993% 4/15/2037 (b)(c)(d)		646,880	646,880
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.4483% 4/15/2037 (b)(c)(d)		541,105	541,105
BX Trust Series 2023-DELC Class A, CME Term SOFR 1 month Index + 2.69%, 7.2993% 5/15/2038 (b)(c)(d)		1,150,000	1,160,063
BX Trust Series 2024-BRBK Class A, CME Term SOFR 1 month Index + 2.8796%, 7.4901% 10/15/2041 (b)(c)(d)		460,000	460,568
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(c)(d)		9,926,033	9,938,357
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.3008% 4/15/2041 (b)(c)(d)		1,554,438	1,554,924
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.5505% 4/15/2041 (b)(c)(d)		1,290,585	1,291,392
BX Trust Series 2024-CNYN Class D, CME Term SOFR 1 month Index + 2.6901%, 7.2994% 4/15/2041 (b)(c)(d)		1,436,851	1,439,994
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.2979% 4/15/2041 (b)(c)(d)		140,530	139,768
BX Trust Series 2024-PAT Class A, CME Term SOFR 1 month Index + 2.09%, 6.6993% 3/15/2041 (b)(c)(d)		150,000	150,469
BX Trust Series 2024-PAT Class C, CME Term SOFR 1 month Index + 4.439%, 9.0483% 3/15/2041 (b)(c)(d)		321,000	322,332
BX Trust Series 2024-PAT Class D, CME Term SOFR 1 month Index + 5.389%, 9.9983% 3/15/2041 (b)(c)(d)		155,000	155,355
BX Trust Series 2024-VLT4 Class A, CME Term SOFR 1 month Index + 1.4914%, 6.1007% 7/15/2029 (b)(c)(d)		870,000	872,984
BX Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.4987% 7/15/2029 (b)(c)(d)		220,000	220,343
BX Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.5472% 7/15/2029 (b)(c)(d)		390,000	389,813
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.0513% 2/15/2039 (b)(c)(d)		6,828,366	6,849,705
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.4008% 2/15/2039 (b)(c)(d)		833,012	833,011
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 7.7489% 2/15/2039 (b)(c)(d)		379,084	379,794
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.7974% 2/15/2039 (b)(c)(d)		204,122	203,383
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.3005% 3/15/2041 (b)(c)(d)		2,504,082	2,503,295
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.5502% 3/15/2041 (b)(c)(d)		3,324,686	3,323,646
BXSC Commercial Mortgage Trust Series 2022-WSS Class D, CME Term SOFR 1 month Index + 3.188%, 7.798% 3/15/2035 (b)(c)(d)		8,167,000	8,197,626
CALI Mortgage Trust Series 2024-SUN Class A, CME Term SOFR 1 month Index + 1.8911%, 6.5132% 7/15/2041 (b)(c)(d)		320,000	320,700
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.977% 12/15/2037 (b)(c)(d)		3,800,000	3,800,000
CAMB Commercial Mortgage Trust Series 2021-CX2 Class A, 2.7% 11/10/2046 (d)		4,000,000	3,288,004
CCUBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.283% 11/15/2050		5,500,000	5,259,232
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050		2,700,000	2,579,787
CD Mortgage Trust Series 2017-CD5 Class A4, 3.431% 8/15/2050		1,000,000	961,980
CD Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/2050		964,022	928,517
CENT Trust Series 2023-CITY Class A, CME Term SOFR 1 month Index + 2.62%, 7.2293% 9/15/2038 (b)(c)(d)		733,100	739,515
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (d)		16,578,699	16,123,881
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (d)		6,479,263	5,808,498
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)		8,434,906	7,947,925
CF Series 2019-CF2 Class A4, 2.6236% 11/15/2052		823,101	740,981
CFCRE Commercial Mortgage Trust Series 2011-C2 Class D, 5.0798% 12/15/2047 (b)(d)		28,922	27,611
CFCRE Commercial Mortgage Trust Series 2016-C6 Class A2, 2.95% 11/10/2049		923,168	897,406
CFMT Trust Series 2021-FRR1 Class AK99, 0% 9/29/2029 (d)		5,353,696	3,832,198
CFMT Trust Series 2021-FRR1 Class BK54, 0% 2/28/2026 (d)		659,122	601,396
CFMT Trust Series 2021-FRR1 Class BK58, 2.415% 9/29/2029 (b)(d)		327,366	291,513
CFMT Trust Series 2021-FRR1 Class BK98, 0% 8/29/2029 (d)		2,368,616	1,660,765
CFMT Trust Series 2021-FRR1 Class BK99, 0% 9/29/2029 (d)(j)		447,606	282,073
CFMT Trust Series 2021-FRR1 Class CK45, 0.9964% 2/28/2025 (b)(d)		384,122	376,168
CFMT Trust Series 2021-FRR1 Class CK54, 0% 2/28/2026 (d)		204,787	183,914
CFMT Trust Series 2021-FRR1 Class CKW1, 0% 1/29/2026 (d)		263,297	241,580
CFMT Trust Series 2021-FRR1 Class DK45, 0% 2/28/2025 (d)		321,808	313,441
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050		870,882	836,649
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.1676% 4/10/2048 (b)(h)		20,746,421	7,570
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A3, 3.515% 9/10/2058		1,551,420	1,538,510
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class AAB, 3.522% 9/10/2058		183,193	182,287
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 1.0172% 9/10/2058 (b)(h)		16,510,185	60,840
Citigroup Commercial Mortgage Trust Series 2016-C2 Class A3, 2.575% 8/10/2049		2,705,173	2,622,665
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A4, 3.349% 2/10/2049		2,500,000	2,442,990
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A3, 3.05% 4/10/2049		2,190,826	2,148,751
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6905% 12/10/2049 (b)(h)		12,166,233	103,805
COMM Mortgage Trust Series 2013-300P Class A1, 4.353% 8/10/2030 (d)		500,000	482,506
COMM Mortgage Trust Series 2014-UBS6 Class XA, 0.641% 12/10/2047 (b)(h)		982,922	10
COMM Mortgage Trust Series 2015-CR22 Class A4, 3.048% 3/10/2048		1,374,778	1,370,276
COMM Mortgage Trust Series 2015-CR24 Class A4, 3.432% 8/10/2048		871,843	865,596
COMM Mortgage Trust Series 2015-CR24 Class A5, 3.696% 8/10/2048		234,981	232,739
COMM Mortgage Trust Series 2015-CR25 Class A4, 3.759% 8/10/2048		200,574	198,824
COMM Mortgage Trust Series 2015-PC1 Class A4, 3.62% 7/10/2050		79,816	79,703
COMM Mortgage Trust Series 2016-787S Class A, 3.545% 2/10/2036 (d)		4,035,000	3,908,262
COMM Mortgage Trust Series 2016-COR1 Class A3, 2.826% 10/10/2049		7,520,414	7,246,965
COMM Mortgage Trust Series 2017-COR2 Class A3, 3.51% 9/10/2050		11,380,000	10,831,264
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050		663,128	648,363
COMM Mortgage Trust Series 2018-HOME Class A, 3.9422% 4/10/2033 (b)(d)		699,201	664,097
COMM Mortgage Trust Series 2020-CBM Class D, 3.7538% 2/10/2037 (b)(d)		255,983	253,071
COMM Mortgage Trust Series 2024-277P Class A, 6.338% 8/10/2044 (d)		1,800,000	1,864,037
COMM Mortgage Trust Series 2024-277P Class X, 0.8943% 8/10/2044 (b)(d)(h)		5,900,000	176,460
COMM Mortgage Trust Series 2024-CBM Class A2, 5.867% 12/10/2041 (b)(d)		110,000	112,383
COMM Mortgage Trust Series 2024-WCL1 Class A, CME Term SOFR 1 month Index + 1.841%, 6.4503% 6/15/2041 (b)(c)(d)		400,000	399,000
COMM Mortgage Trust Series 2024-WCL1 Class B, CME Term SOFR 1 month Index + 2.59%, 7.1993% 6/15/2041 (b)(c)(d)		237,000	236,111
COMM Mortgage Trust Series 2024-WCL1 Class E, CME Term SOFR 1 month Index + 4.487%, 9.0963% 6/15/2041 (b)(c)(d)		313,000	312,122
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052		3,181,000	3,109,277
Cone Trust Series 2024-DFW1 Class A, CME Term SOFR 1 month Index + 1.6417%, 6.251% 8/15/2041 (b)(c)(d)		320,000	320,398
Cone Trust Series 2024-DFW1 Class D, CME Term SOFR 1 month Index + 3.0397%, 7.649% 8/15/2041 (b)(c)(d)		43,000	43,000
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.4978% 8/15/2041 (b)(c)(d)		315,000	314,606
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class A, CME Term SOFR 1 month Index + 1.1814%, 5.7906% 6/15/2034 (c)(d)		665,967	633,600
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4, 3.7182% 8/15/2048		359,957	356,265
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049		1,000,000	972,112
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 3.21% 11/15/2049		3,186,022	3,131,923
CSAIL Commercial Mortgage Trust Series 2019-C18 Class A4, 2.968% 12/15/2052		220,000	200,053
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A2, 2.4862% 3/15/2054		15,045,927	13,273,389
CSMC Trust Series 2014-USA Class A2, 3.953% 9/15/2037 (d)		5,001,000	4,507,846
CSMC Trust Series 2014-USA Class D, 4.3733% 9/15/2037 (d)(j)		3,944,000	2,915,755
CSMC Trust Series 2016-NXSR Class A4, 3.7948% 12/15/2049		2,000,000	1,947,736
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)		1,220,576	1,177,949
CSMC Trust Series 2020-NET Class B, 2.8159% 8/15/2037 (d)		500,000	483,209
CSMC Trust Series 2021-ADV Class A, CME Term SOFR 1 month Index + 1.5145%, 6.1245% 7/15/2038 (b)(c)(d)		500,000	442,041
CSMC Trust Series 2021-BHAR Class A, CME Term SOFR 1 month Index + 1.2645%, 5.8745% 11/15/2038 (b)(c)(d)		228,000	226,290
Cstl Commercial Mortgage Trust Series 2024-GATE Class A, 4.7644% 11/10/2041 (b)(d)		440,000	434,306
DBGS Mortgage Trust Series 2024-SBL Class A, CME Term SOFR 1 month Index + 1.8821%, 6.4921% 8/15/2034 (b)(c)(d)		653,000	654,632
DBJPM Mortgage Trust Series 2017-C6 Class A3, 3.269% 6/10/2050		125,479	120,774
DBSG Mortgage Trust Series 2024-ALTA Class A, 6.1438% 6/10/2037 (b)(d)		121,211	122,929
DBWF Mortgage Trust Series 2016-85T Class A, 3.791% 12/10/2036 (d)		1,390,000	1,324,378
DC Commercial Mortgage Trust Series 2024-HLTN Class A, 5.9335% 4/13/2040 (b)(d)		30,000	30,283
DC Commercial Mortgage Trust Series 2024-HLTN Class F, 10.6641% 4/13/2040 (b)(d)		88,000	89,334
DK Trust Series 2024-SPBX Class A, CME Term SOFR 1 month Index + 1.5%, 6.1093% 3/15/2034 (b)(c)(d)		197,000	197,369
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.6093% 3/15/2034 (b)(c)(d)		559,000	560,433
DOLP Trust Series 2021-NYC Class A, 2.956% 5/10/2041 (d)		8,810,000	7,653,280
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)		1,752,000	1,787,294
Elm Trust Series 2024-ELM Class A10, 5.9942% 6/10/2039 (b)(d)		460,000	464,948
Elm Trust Series 2024-ELM Class A15, 5.9942% 6/10/2039 (b)(d)		460,000	464,948
Elm Trust Series 2024-ELM Class E10, 8.0455% 6/10/2039 (b)(d)		514,000	518,481
Elm Trust Series 2024-ELM Class XP10, 0.2345% 6/10/2039 (b)(d)(h)		2,414,000	8,198
Elm Trust Series 2024-ELM Class XP15, 1.5612% 6/10/2039 (b)(d)(h)		2,185,000	49,405
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.4255% 11/15/2038 (b)(c)(d)		10,967,234	10,926,108
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.8447% 11/15/2038 (b)(c)(d)		973,866	968,388
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.3915% 11/15/2038 (b)(c)(d)		998,837	996,340
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(d)		5,610,000	5,647,338
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.8035% 7/15/2038 (b)(c)(d)		3,412,620	3,414,754
Extended Stay America Trust Series 2021-ESH Class A1, CME Term SOFR 1 month Index + 1.1945%, 5.8035% 7/15/2038 (b)(c)(d)		177,325	177,261
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 6.1035% 7/15/2038 (b)(c)(d)		1,866,346	1,868,096
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.4235% 7/15/2038 (b)(c)(d)		1,376,042	1,379,052
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.9735% 7/15/2038 (b)(c)(d)		2,780,456	2,788,276
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.4235% 7/15/2038 (b)(c)(d)		890,172	894,066
Fannie Mae Guaranteed REMICS Series 2015-M10 Class A2, 3.092% 4/25/2027		161,299	156,575
Fannie Mae Guaranteed REMICS Series 2015-M13 Class A2, 2.7902% 6/25/2025 (b)		34,845	34,420
Fannie Mae Guaranteed REMICS Series 2015-M5 Class A1, 2.9879% 3/25/2025 (b)		314,436	312,601
Fannie Mae Guaranteed REMICS Series 2015-M7 Class A2, 2.59% 12/25/2024		38,852	38,719
Fannie Mae Guaranteed REMICS Series 2015-M8 Class A2, 2.9% 1/25/2025		160,657	160,506
Fannie Mae Guaranteed REMICS Series 2016-M6 Class A2, 2.488% 5/25/2026		200,258	194,158
Fannie Mae Guaranteed REMICS Series 2016-M7 Class A2, 2.4994% 9/25/2026		159,658	154,929
Fannie Mae Guaranteed REMICS Series 2017-M1 Class A2, 2.4959% 10/25/2026 (b)		217,878	209,524
Fannie Mae Guaranteed REMICS Series 2017-M3 Class A2, 2.5463% 12/25/2026 (b)		357,055	343,192
Fannie Mae Guaranteed REMICS Series 2017-M5 Class A2, 3.0928% 4/25/2029 (b)		503,193	475,320
Fannie Mae Guaranteed REMICS Series 2017-M8 Class A2, 3.061% 5/25/2027		227,764	220,272
Fannie Mae Guaranteed REMICS Series 2017-T1 Class A, 2.898% 6/25/2027		2,883,226	2,759,244
Fannie Mae Guaranteed REMICS Series 2018-M10 Class A2, 3.4668% 7/25/2028 (b)		599,265	579,296
Fannie Mae Guaranteed REMICS Series 2018-M14 Class A2, 3.6997% 8/25/2028 (b)		999,147	969,745
Fannie Mae Guaranteed REMICS Series 2018-M2 Class A2, 3.0025% 1/25/2028 (b)		777,127	744,477
Fannie Mae Guaranteed REMICS Series 2018-M3 Class A2, 3.1638% 2/25/2030 (b)		942,626	885,243
Fannie Mae Guaranteed REMICS Series 2018-M4 Class A2, 3.1588% 3/25/2028 (b)		235,872	225,752
Fannie Mae Guaranteed REMICS Series 2018-M7 Class A2, 3.1285% 3/25/2028 (b)		794,863	762,414
Fannie Mae Guaranteed REMICS Series 2019-M12 Class A2, 2.885% 6/25/2029 (b)		790,025	738,647
Fannie Mae Guaranteed REMICS Series 2019-M7 Class A2, 3.143% 4/25/2029		468,547	442,690
Fannie Mae Guaranteed REMICS Series 2020-M50 Class A2, 1.2% 10/25/2030		151,589	140,311
Fannie Mae Guaranteed REMICS Series 2020-M50 Class X1, 1.9248% 10/25/2030 (b)(h)		2,338,062	133,818
Fannie Mae Guaranteed REMICS Series 2022-M2S Class A2, 3.8757% 8/25/2032 (b)		412,499	390,066
Fannie Mae Mortgage pass-thru certificates Series 2019-M1 Class A2, 3.6614% 9/25/2028 (b)		1,403,170	1,358,636
Fannie Mae Mortgage pass-thru certificates Series 2020-M38 Class 2A1, 1.594% 11/25/2028		152,721	138,767
Fannie Mae Mortgage pass-thru certificates Series 2020-M38 Class X2, 2.0989% 11/25/2028 (b)(h)		1,043,677	53,714
Fannie Mae Series 2022-M10 Class A2, 2.0024% 1/25/2032 (b)		9,000,000	7,584,824
Freddie Mac MSCR Trust Series 2023-MN7 Class M2, U.S. 30-Day Avg. SOFR Index + 5.7%, 10.434% 9/25/2043 (b)(c)(d)		1,030,000	1,129,575
Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1 Class M2, U.S. 30-Day Avg. SOFR Index + 3.75%, 8.484% 1/25/2051 (b)(c)(d)		893,281	912,201
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025		7,915,635	7,856,784
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025		592,391	585,957
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026		4,968,992	4,871,125
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K152 Class A2, 3.08% 1/25/2031		258,704	239,883
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-KS06 Class A2, 2.72% 7/25/2026		294,893	287,121
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027		194,050	188,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027		1,000,000	968,266
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027		300,000	290,696
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027		1,191,845	1,153,834
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027		5,976,848	5,790,888
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027		2,100,000	2,031,726
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-KJ17 Class A2, 2.982% 11/25/2025		101,587	100,890
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027		3,300,000	3,204,695
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028		3,600,000	3,485,399
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028		8,300,000	8,091,364
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K075 Class A2, 3.65% 2/25/2028		9,800,000	9,560,113
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028		1,600,000	1,571,412
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028		5,300,000	5,195,344
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028		1,200,000	1,176,838
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028		1,500,000	1,478,243
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K084 Class A2, 3.78% 10/25/2028		10,500,000	10,234,196
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028		2,100,000	2,067,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-W5FX Class AFX, 3.3361% 4/25/2028 (b)		289,920	278,938
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K091 Class A2, 3.505% 3/25/2029		2,200,000	2,120,220
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K095 Class X1, 1.0837% 6/25/2029 (b)(h)		13,707,811	489,654
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K098 Class A2, 2.425% 8/25/2029		800,000	732,465
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KJ26 Class A2, 2.606% 7/25/2027		416,561	405,004
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KL05 Class X1P, 1.0243% 6/25/2029 (b)(h)		5,143,082	186,090
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KS11 Class AFX2, 2.654% 6/25/2029		1,462,765	1,352,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-1515 Class A2, 1.94% 2/25/2035		1,053,190	827,091
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K106 Class X1, 1.4392% 1/25/2030 (b)(h)		57,324,859	3,180,962
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027		3,100,000	2,858,192
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-KX04 Class XFX, 1.7746% 1/25/2034 (b)(h)		4,906,992	230,099
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-Q014 Class X, 2.7795% 10/25/2055 (b)(h)		632,370	96,459
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-1520 Class X3, 3.1994% 4/25/2039 (b)(h)		130,186	31,052
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class X3, 2.8771% 4/25/2031 (b)(h)		375,930	52,032
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K741 Class X1, 0.6471% 12/25/2027 (b)(h)		139,398,952	2,014,189
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K744 Class A2, 1.712% 7/25/2028		1,838,449	1,677,378
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028		1,200,000	1,098,622
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032		1,000,000	949,394
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K139 Class A2, 2.59% 1/25/2032		1,400,000	1,235,794
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032		1,000,000	861,777
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K142 Class AM, 2.4% 3/25/2032		643,616	557,646
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032		546,050	478,913
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K146 Class A2, 2.92% 6/25/2032		394,946	354,474
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K146 Class AM, 2.92% 7/25/2032		380,318	339,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K748 Class A2, 2.26% 1/25/2029		12,600,000	11,568,956
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033		1,300,000	1,287,369
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K-153 Class A2, 3.82% 12/25/2032		731,382	694,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030		4,357,000	4,341,499
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K752 Class A2, 4.284% 7/25/2030		5,200,000	5,144,190
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-KJ48 Class A2, 5.028% 10/25/2031		96,000	97,674
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-164 Class A2, 5% 5/25/2034		600,000	618,236
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034		600,000	594,352
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K517 Class A2, 5.355% 1/25/2029		9,600,000	9,892,269
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K755 Class A2, 5.203% 2/25/2031		9,800,000	10,136,943
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K758 Class A2, 4.68% 10/25/2031		1,000,000	1,006,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-P015 Class A1, 4.449% 11/25/2032 (b)		109,816	105,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-Q029 Class A, 5.4052% 8/25/2027		11,000,000	10,999,864
FREMF Mortgage Trust Series 2015-K45 Class B, 3.7486% 4/25/2048 (b)(d)		260,957	259,681
FREMF Mortgage Trust Series 2015-K46 Class C, 3.8205% 4/25/2048 (b)(d)		103,710	102,862
FREMF Mortgage Trust Series 2015-K48 Class B, 3.7707% 8/25/2048 (b)(d)		470,571	465,773
FREMF Mortgage Trust Series 2015-K48 Class C, 3.7707% 8/25/2048 (b)(d)		515,000	508,947
FREMF Mortgage Trust Series 2015-K51 Class B, 4.091% 10/25/2048 (b)(d)		80,452	79,470
FREMF Mortgage Trust Series 2016-K55 Class B, 4.3026% 4/25/2049 (b)(d)		292,553	288,061
FREMF Mortgage Trust Series 2016-K56 Class B, 4.0861% 6/25/2049 (b)(d)		103,827	101,856
FREMF Mortgage Trust Series 2016-K58 Class C, 3.8652% 9/25/2049 (b)(d)		3,090,000	3,005,029
FREMF Mortgage Trust Series 2016-K59 Class B, 3.7003% 11/25/2049 (b)(d)		137,909	133,949
FREMF Mortgage Trust Series 2017-K61 Class C, 3.8219% 12/25/2049 (b)(d)		156,369	150,445
FREMF Mortgage Trust Series 2017-K63 Class B, 4.0113% 2/25/2050 (b)(d)		347,991	337,578
FREMF Mortgage Trust Series 2017-K63 Class C, 4.0113% 2/25/2050 (b)(d)		146,276	141,042
FREMF Mortgage Trust Series 2017-K68 Class B, 3.9724% 10/25/2049 (b)(d)		275,672	265,775
FREMF Mortgage Trust Series 2017-KL1P Class BP, 3.4805% 10/25/2025 (b)(d)		388,576	374,637
FREMF Mortgage Trust Series 2018-K733 Class B, 4.2075% 9/25/2025 (b)(d)		384,000	379,541
FREMF Mortgage Trust Series 2018-K74 Class B, 4.2304% 2/25/2051 (b)(d)		292,553	283,603
FREMF Mortgage Trust Series 2018-K85 Class C, 4.4637% 12/25/2050 (b)(d)		1,000,000	955,236
FREMF Mortgage Trust Series 2018-KBX1 Class C, 3.7346% 1/25/2026 (b)(d)		219,414	205,567
FREMF Mortgage Trust Series 2018-KHG1 Class C, 3.9668% 12/25/2027 (b)(d)		971,831	891,026
FREMF Mortgage Trust Series 2018-KL2B Class CB, 3.8328% 1/25/2025 (b)(d)		255,463	251,992
FREMF Mortgage Trust Series 2018-KL3W Class CW, 4.2349% 8/25/2025 (b)(d)		585,106	567,104
FREMF Mortgage Trust Series 2018-KSL1 Class C, 3.9841% 11/25/2025 (b)(d)		498,334	489,970
FREMF Mortgage Trust Series 2018-KSW4 Class B, U.S. 30-Day Avg. SOFR Index + 2.45%, 7.4139% 10/25/2028 (b)(c)		3,949,698	3,756,037
FREMF Mortgage Trust Series 2018-KW06 Class C, 0% 6/25/2028 (d)		365,011	281,991
FREMF Mortgage Trust Series 2018-KW06 Class X2A, 0.1% 6/25/2028 (d)(h)		3,475,275	8,213
FREMF Mortgage Trust Series 2018-KW06 Class X2B, 0.1% 6/25/2028 (d)(h)		486,684	1,415
FREMF Mortgage Trust Series 2018-KW07 Class C, 0% 10/25/2031 (d)(i)		380,318	264,229
FREMF Mortgage Trust Series 2018-KW07 Class X2A, 0.1% 10/25/2031 (d)(h)		4,316,168	9,096
FREMF Mortgage Trust Series 2018-KW07 Class X2B, 0.1% 10/25/2031 (d)(h)		495,949	1,572
FREMF Mortgage Trust Series 2019-K736 Class B, 3.8856% 7/25/2026 (b)(d)		905,000	881,604
FREMF Mortgage Trust Series 2019-K98 Class B, 3.8621% 10/25/2052 (b)(d)		321,808	300,579
FREMF Mortgage Trust Series 2019-KBF3 Class C, U.S. 30-Day Avg. SOFR Index + 4.75%, 9.7139% 1/25/2029 (b)(c)(d)		453,212	434,865
FREMF Mortgage Trust Series 2019-KL05 Class BHG, 4.5163% 2/25/2029 (b)(d)		105,465	94,968
FREMF Mortgage Trust Series 2019-KL05 Class CHG, 4.37% 2/25/2029 (d)		339,771	294,722
FREMF Mortgage Trust Series 2019-KW10 Class B, 3.7548% 10/25/2032 (b)(d)		268,271	242,253
FRR Re-Remic Trust Series 2018-C1 Class AK43, 2.3772% 2/27/2048 (b)(d)		146,276	144,738
FRR Re-Remic Trust Series 2018-C1 Class BK43, 2.2861% 2/27/2048 (b)(d)		234,042	231,317
GAM Re-Remic Trust Series 2021-FRR1 Class 1B, 0% 11/29/2050 (d)(i)		5,000,000	4,176,005
GAM Re-Remic Trust Series 2021-FRR1 Class 1D, 0% 11/29/2050 (d)(i)		4,000,000	3,156,787
GAM Re-Remic Trust Series 2021-FRR1 Class 2B, 0% 11/29/2050 (d)(i)(p)		3,400,000	2,726,751
GAM Re-Remic Trust Series 2022-FRR3 Class BK89, 0% 1/27/2052 (d)(i)		6,000,000	4,368,653
Ginnie Mae Multifamily REMICS Series 2020-193 Class AC, 1.25% 9/16/2062		1,414,499	1,042,211
Ginnie Mae Multifamily REMICS Series 2021-14 Class AB, 1.34% 6/16/2063		1,691,618	1,246,264
Ginnie Mae Multifamily REMICS Series 2021-2 Class AH, 1.5% 6/16/2063		3,985,672	2,988,154
Ginnie Mae Multifamily REMICS Series 2021-21 Class AH, 1.4% 6/16/2063		2,713,936	2,028,764
Ginnie Mae Multifamily REMICS Series 2021-31 Class B, 1.25% 1/16/2061		2,949,907	2,165,409
Ginnie Mae Multifamily REMICS Series 2021-36 Class IO, 1.2882% 3/16/2063 (b)(h)		13,785,761	1,122,595
Ginnie Mae REMIC pass-thru certificates Series 2023-118 Class BA, 3.7474% 5/16/2065 (b)		1,387,344	1,322,071
Ginnie Mae REMIC pass-thru certificates Series 2023-119 Class AD, 2.25% 4/16/2065		98,871	79,424
Ginnie Mae REMIC pass-thru certificates Series 2023-50 Class AC, 3.25% 9/16/2063 (b)		54,798	49,270
Great Wolf Trust Series 2024-WOLF Class A, CME Term SOFR 1 month Index + 1.542%, 6.1513% 3/15/2039 (b)(c)(d)		100,000	100,125
GS Mortgage Securities Corp II Series 2019-GC40 Class A3, 2.904% 7/10/2052		2,000,000	1,813,877
GS Mortgage Securities Trust Series 2005-ROCK Class A, 5.366% 5/3/2032 (d)		5,100,000	5,094,480
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(d)		7,051,963	6,761,987
GS Mortgage Securities Trust Series 2015-GC30 Class A3, 3.119% 5/10/2050		1,447,833	1,438,837
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.3448% 10/10/2048 (b)(h)		4,991,926	28,019
GS Mortgage Securities Trust Series 2015-GS1 Class A3, 3.734% 11/10/2048		11,384,000	11,154,643
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050		461,935	441,440
GS Mortgage Securities Trust Series 2018-3PCK Class A, CME Term SOFR 1 month Index + 2.0645%, 6.6745% 9/15/2031 (b)(c)(d)		6,056,856	5,997,740
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051		700,000	672,218
GS Mortgage Securities Trust Series 2019-GC38 Class A4, 3.968% 2/10/2052		909,839	867,698
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052		1,300,000	1,197,532
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053		900,000	856,701
GS Mortgage Securities Trust Series 2020-GSA2 Class A4, 1.721% 12/12/2053		4,940,000	4,166,971
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 10/15/2036 (b)(c)(d)		7,945,000	7,885,413
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.8745% 10/15/2036 (b)(c)(d)		730,000	719,602
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.2745% 10/15/2036 (b)(c)(d)		601,000	591,322
GS Mortgage Securities Trust Series 2023-FUN Class A, CME Term SOFR 1 month Index + 2.0913%, 6.7005% 3/15/2028 (b)(c)(d)		100,000	100,500
GS Mortgage Securities Trust Series 2023-FUN Class B, CME Term SOFR 1 month Index + 2.7903%, 7.3996% 3/15/2028 (b)(c)(d)		1,400,000	1,407,000
GS Mortgage Securities Trust Series 2023-SHIP Class A, 4.4664% 9/10/2038 (b)(d)		4,140,000	4,080,560
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.6814% 9/10/2038 (b)(d)		74,000	74,468
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.3716% 8/10/2041 (b)(d)		7,700,000	7,689,473
GS Mortgage Securities Trust Series 2024-RVR Class E, 7.7194% 8/10/2041 (b)(d)		438,000	440,018
GWT Commercial Mortgage Trust Series 2024-WLF2 Class A, CME Term SOFR 1 month Index + 1.6912%, 6.3005% 5/15/2041 (b)(c)(d)		811,000	813,028
HIH Trust Series 2024-61P Class A, CME Term SOFR 1 month Index + 1.842%, 6.4513% 10/15/2041 (b)(c)(d)		180,000	179,888
HIH Trust Series 2024-61P Class C, CME Term SOFR 1 month Index + 2.841%, 7.4503% 10/15/2041 (b)(c)(d)		200,000	199,875
HIH Trust Series 2024-61P Class D, CME Term SOFR 1 month Index + 3.64%, 8.2493% 10/15/2041 (b)(c)(d)		70,000	69,956
Hilt Commercial Mortgage Trust Series 2024-ORL Class A, CME Term SOFR 1 month Index + 1.5412%, 6.1505% 5/15/2037 (b)(c)(d)		492,000	492,415
Hilt Commercial Mortgage Trust Series 2024-ORL Class D, CME Term SOFR 1 month Index + 3.1889%, 7.7982% 5/15/2037 (b)(c)(d)		255,000	252,448
HLTM Commercial Mortgage Trust Series 2024-DPLO Class A, CME Term SOFR 1 month Index + 1.6415%, 6.2508% 6/15/2041 (b)(c)(d)		362,000	362,905
HONO Mortgage Trust Series 2021-LULU Class A, CME Term SOFR 1 month Index + 1.2645%, 5.8745% 10/15/2036 (b)(c)(d)		1,562,409	1,538,973
Htl Commercial Mortgage Trust Series 2024-T53 Class A, 5.8756% 5/10/2039 (b)(d)		100,000	100,806
Htl Commercial Mortgage Trust Series 2024-T53 Class D, 8.4709% 5/10/2039 (b)(d)		1,503,605	1,539,628
Htl Commercial Mortgage Trust Series 2024-T53 Class E, 10.6022% 5/10/2039 (b)(d)		2,073,000	2,125,121
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (d)		2,700,000	2,591,158
Independence Plaza Trust Series 2018-INDP Class A, 3.763% 7/10/2035 (d)		475,983	465,608
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 7.0976% 8/15/2039 (b)(c)(d)		8,682,000	8,714,536
Investment Mortgage Trust Series 2024-IND Class A, CME Term SOFR 1 month Index + 1.7419%, 6.3939% 11/15/2041 (b)(c)(d)		1,500,000	1,499,530
Jp Morgan Chase Commercial Mortgage Securities Trust 2024-Iglg Series 2024-IGLG Class D, 6.4821% 11/5/2041 (b)(d)		670,000	668,082
Jp Morgan Chase Commercial Mortgage Securities Trust 2024-Iglg Series 2024-IGLG Class E, 7.2542% 11/5/2041 (b)(d)		1,227,000	1,223,371
Jp Morgan Chase Commercial Mortgage Securities Trust 2024-Iglg Series 2024-IGLG Class F, 8.2159% 11/5/2041 (b)(d)		1,051,000	1,047,770
JPMBB Commercial Mortgage Securities Trust Series 2015-C29 Class A3A2, 3.3423% 5/15/2048 (d)		732,582	729,556
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class A4, 3.5508% 7/15/2048		1,195,435	1,187,180
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class A5, 3.8218% 7/15/2048		3,600,000	3,533,986
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class A5, 3.4898% 7/15/2050		5,000,000	4,764,385
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050		99,998	98,414
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class A3, 3.7629% 3/10/2052		5,400,000	5,189,991
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049		84,739	83,129
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A4, 3.414% 3/15/2050		3,511,782	3,405,065
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE Class B, 2.9492% 9/6/2038 (b)(d)		300,000	282,821
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class A, 4.1283% 7/5/2031 (d)		1,700,000	1,583,125
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A, CME Term SOFR 1 month Index + 1.257%, 5.866% 6/15/2035 (b)(c)(d)		484,543	420,374
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)		2,700,000	2,523,352
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)		919,000	729,203
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)		1,414,000	1,045,759
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (b)(d)(h)		10,000,000	173,167
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 6.2245% 9/15/2029 (b)(c)(d)		2,447,207	2,300,374
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (d)		5,575,000	4,863,862
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.8145%, 7.4245% 4/15/2038 (b)(c)(d)		17,000	16,958
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class XCP, 0% 4/15/2038 (b)(d)(j)		164,060,500	164
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.5965%, 5.2058% 4/15/2037 (b)(c)(d)		9,518,726	9,283,682
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class A, 5.1741% 11/9/2039 (b)(d)		2,410,000	2,403,495
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class A, 5.9904% 10/5/2039 (b)(d)		1,110,000	1,126,362
JW Commercial Mortgage Trust Series 2024-MRCO Class A, CME Term SOFR 1 month Index + 1.6212%, 6.2304% 6/15/2039 (b)(c)(d)		1,338,000	1,337,582
JW Commercial Mortgage Trust Series 2024-MRCO Class D, CME Term SOFR 1 month Index + 3.1889%, 7.7982% 6/15/2039 (b)(c)(d)		207,000	207,238
KSL Commercial Mortgage Trust 2024-HT2 Series 2024-HT2 Class A, CME Term SOFR 1 month Index + 1.5424%, 6.115% 12/15/2039 (b)(c)(d)		330,000	329,175
KSL Commercial Mortgage Trust Series 2023-HT Class A, CME Term SOFR 1 month Index + 2.2902%, 6.8995% 12/15/2036 (b)(c)(d)		275,205	275,291
KSL Commercial Mortgage Trust Series 2023-HT Class D, CME Term SOFR 1 month Index + 4.2873%, 8.8966% 12/15/2036 (b)(c)(d)		786,170	786,648
LBA Trust Series 2024-7IND Class A, CME Term SOFR 1 month Index + 1.443%, 6.0523% 10/15/2041 (b)(c)(d)		780,000	780,000
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 7.2503% 10/15/2041 (b)(c)(d)		199,000	199,000
LBA Trust Series 2024-BOLT Class A, CME Term SOFR 1 month Index + 1.5911%, 6.2004% 6/15/2026 (b)(c)(d)		610,000	610,953
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 9.0463% 6/15/2026 (b)(c)(d)		99,000	99,006
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.9045% 5/15/2039 (b)(c)(d)		12,656,000	12,347,510
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.4032% 5/15/2039 (b)(c)(d)		6,596,000	6,289,382
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.7024% 5/15/2039 (b)(c)(d)		3,893,000	3,678,885
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 7.1512% 5/15/2039 (b)(c)(d)		3,460,000	3,197,235
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 3/15/2038 (b)(c)(d)		3,769,767	3,722,645
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.6035% 3/15/2038 (b)(c)(d)		1,326,120	1,308,715
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.8235% 3/15/2038 (b)(c)(d)		834,377	822,383
LV Trust Series 2024-SHOW Class A, 5.2744% 10/10/2041 (b)(d)		92,005	90,944
MCR Mortgage Trust Series 2024-HF1 Class A, CME Term SOFR 1 month Index + 1.793%, 6.4035% 12/15/2041 (b)(c)(d)		1,042,000	1,040,699
MCR Mortgage Trust Series 2024-HTL Class B, CME Term SOFR 1 month Index + 2.4075%, 7.0175% 2/15/2037 (b)(c)(d)		396,401	397,633
MCR Mortgage Trust Series 2024-HTL Class E, CME Term SOFR 1 month Index + 4.6543%, 9.2643% 2/15/2037 (b)(c)(d)		98,294	99,517
MCR Mortgage Trust Series 2024-TWA Class A, 5.924% 6/12/2039 (d)		170,000	171,882
MCR Mortgage Trust Series 2024-TWA Class D, 7.402% 6/12/2039 (d)		240,000	242,851
MCR Mortgage Trust Series 2024-TWA Class E, 8.725% 6/12/2039 (d)		142,000	143,137
MCR Mortgage Trust Series 2024-TWA Class XA, 0.92% 6/12/2039 (d)(h)		783,000	13,549
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.5244% 4/15/2038 (b)(c)(d)		395,209	394,715
MHC Commercial Mortgage Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.2154%, 6.8244% 4/15/2038 (b)(c)(d)		4,340,000	4,335,945
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.3244% 4/15/2038 (b)(c)(d)		571,063	570,706
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4245% 7/15/2038 (b)(c)(d)		200,000	199,375
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21 Class A3, 3.077% 3/15/2048		1,051,283	1,049,054
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class A4, 3.372% 10/15/2048		2,800,000	2,771,131
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 1.1742% 10/15/2048 (b)(h)		8,674,189	30,796
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 Class A4, 3.252% 10/15/2048		3,200,000	3,176,076
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049		3,302,603	3,253,100
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3, 3.459% 12/15/2049		8,677,804	8,423,804
Morgan Stanley Capital I Trust Series 2014-150E Class A, 3.912% 9/9/2032 (d)		520,000	455,000
Morgan Stanley Capital I Trust Series 2015-UBS8 Class A3, 3.54% 12/15/2048		2,233,746	2,213,423
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049		13,840,000	13,279,787
Morgan Stanley Capital I Trust Series 2016-UB12 Class A3, 3.337% 12/15/2049		1,966,999	1,908,608
Morgan Stanley Capital I Trust Series 2017-ASHF Class B, CME Term SOFR 1 month Index + 1.25%, 6.157% 11/15/2034 (b)(c)(d)		890,000	881,100
Morgan Stanley Capital I Trust Series 2017-ASHF Class G, CME Term SOFR 1 month Index + 7.197%, 11.807% 11/15/2034 (c)(d)		14,000	13,381
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.507% 8/15/2033 (b)(c)(d)		4,512,912	3,682,581
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051		3,837,000	3,730,098
Morgan Stanley Capital I Trust Series 2019-H6 Class D, 3% 6/15/2052 (d)		17,000	12,956
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 12/15/2036 (b)(c)(d)		5,200,000	4,248,241
Morgan Stanley Capital I Trust Series 2019-PLND Class A, CME Term SOFR 1 month Index + 1.1145%, 5.7245% 5/15/2036 (b)(c)(d)		400,000	269,000
Morgan Stanley Capital I Trust Series 2021-L6 Class A3, 2.196% 6/15/2054		7,000,000	6,012,838
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2892% 6/15/2054 (b)(h)		12,070,829	584,507
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)		13,218,758	12,744,383
MRCD Mortgage Trust Series 2019-PARK Class E, 2.7175% 12/15/2036 (d)		600,000	384,000
MRCD Mortgage Trust Series 2019-PARK Class F, 2.7175% 12/15/2036 (d)		1,228,000	724,520
MSCR Series 2021-MN3 Class M1, U.S. 30-Day Avg. SOFR Index + 2.3%, 7.034% 11/25/2051 (b)(c)(d)		105,004	104,731
MSCR Series 2021-MN3 Class M2, U.S. 30-Day Avg. SOFR Index + 4%, 8.734% 11/25/2051 (b)(c)(d)		1,605,728	1,637,697
MSCR Series 2022-MN4 Class M2, U.S. 30-Day Avg. SOFR Index + 6.5%, 11.234% 5/25/2052 (b)(c)(d)		182,845	204,578
MSSG Trust Series 2017-237P Class A, 3.397% 9/13/2039 (d)		1,750,000	1,610,525
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056		30,514	32,766
MSWF Commercial Mortgage Trust Series 2023-2 Class XA, 0.9071% 12/15/2056 (b)(h)		2,223,258	140,359
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.2521% 12/15/2056 (b)(d)(h)		1,400,000	282,246
MTK Mortgage Trust Series 2021-GRNY Class A, CME Term SOFR 1 month Index + 1.8645%, 6.4745% 12/15/2038 (b)(c)(d)		1,450,000	1,442,771
MTN Commercial Mortgage Trust Series 2022-LPFL Class A, CME Term SOFR 1 month Index + 1.3969%, 6.0069% 3/15/2039 (b)(c)(d)		100,000	99,657
MTN Commercial Mortgage Trust Series 2022-LPFL Class E, CME Term SOFR 1 month Index + 4.2891%, 8.8991% 3/15/2039 (b)(c)(d)		7,000,000	6,825,524
Multi-family1 Series 2021-W10 Class A, CME Term SOFR 1 month Index + 1.0703%, 5.6793% 12/15/2034 (b)(c)(d)		480,000	475,318
Multi-family1 Series 2021-W10 Class B, CME Term SOFR 1 month Index + 1.3703%, 5.9793% 12/15/2034 (b)(c)(d)		400,000	393,172
Multifamily Conn Ave Securities Trust Series 2019-01 Class M10, U.S. 30-Day Avg. SOFR Index + 3.3645%, 8.0985% 10/25/2049 (b)(c)(d)		4,333,753	4,379,127
Multifamily Conn Ave Securities Trust Series 2020-01 Class M10, U.S. 30-Day Avg. SOFR Index + 3.8645%, 8.5985% 3/25/2050 (b)(c)(d)		4,690,455	4,765,808
Multifamily Conn Ave Securities Trust Series 2023-01 Class M10, U.S. 30-Day Avg. SOFR Index + 6.5%, 11.234% 11/25/2053 (b)(c)(d)		3,525,000	3,957,486
NJ Trust Series 2023-GSP Class A, 6.6968% 1/6/2029 (b)(d)		143,000	150,064
NW Re-Remic Trust Series 2021-FRR1 Class BK88, 2.6373% 12/18/2051 (b)(d)		267,686	217,864
NYC Trust Series 2024-3ELV Class A, CME Term SOFR 1 month Index + 1.9909%, 6.6002% 8/15/2029 (b)(c)(d)		100,000	100,587
NYC Trust Series 2024-3ELV Class C, CME Term SOFR 1 month Index + 2.8397%, 7.449% 8/15/2029 (b)(c)(d)		562,937	564,345
NYC Trust Series 2024-3ELV Class D, CME Term SOFR 1 month Index + 3.8383%, 8.4476% 8/15/2029 (b)(c)(d)		526,000	528,632
One Bryant Park Trust Series 2019-OBP Class A, 2.5164% 9/15/2054 (d)		4,690,000	4,120,899
One Market Plaza Trust Series 2017-1MKT Class A, 3.6139% 2/10/2032 (d)		3,652,239	3,400,241
One Market Plaza Trust Series 2017-1MKT Class D, 4.1455% 2/10/2032 (d)		100,000	86,534
ONE Mortgage Trust Series 2021-PARK Class D, CME Term SOFR 1 month Index + 1.6145%, 6.2235% 3/15/2036 (b)(c)(d)		4,133,000	3,931,708
ONE Mortgage Trust Series 2021-PARK Class E, CME Term SOFR 1 month Index + 1.8645%, 6.4735% 3/15/2036 (b)(c)(d)		2,326,000	2,203,331
One New York Plaza Trust Series 2020-1NYP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 1/15/2036 (b)(c)(d)		311,000	296,228
One New York Plaza Trust Series 2020-1NYP Class AJ, CME Term SOFR 1 month Index + 1.3645%, 5.9745% 1/15/2036 (b)(c)(d)		117,000	109,980
One New York Plaza Trust Series 2020-1NYP Class B, CME Term SOFR 1 month Index + 1.6145%, 6.2245% 1/15/2036 (b)(c)(d)		100,000	92,750
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)		3,630,020	3,664,035
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.4473% 10/15/2028 (b)(c)(d)		2,035,329	2,050,510
PGA Trust Series 2024-RSR2 Class A, CME Term SOFR 1 month Index + 1.8909%, 6.5002% 6/15/2039 (b)(c)(d)		120,000	119,887
RFM Reremic Trust Series 2022-FRR1 Class BK64, 1.6876% 3/1/2050 (b)(d)		4,000,000	3,444,892
RFM Reremic Trust Series 2022-FRR1 Class CK64, 0% 3/1/2050 (d)(i)		5,000,000	4,192,759
RLGH Trust Series 2021-TROT Class A, CME Term SOFR 1 month Index + 0.9145%, 5.5245% 4/15/2036 (b)(c)(d)		1,900,000	1,887,044
Rocc 2024-Cntr E Series 2024-CNTR Class C, 6.4713% 11/13/2041 (d)		2,010,000	2,041,822
Rocc 2024-Cntr E Series 2024-CNTR Class D, 7.1091% 11/13/2041 (d)		4,500,000	4,598,006
Rocc 2024-Cntr E Series 2024-CNTR Class E, 8.8191% 11/13/2041 (d)		446,000	466,062
ROCK Trust Series 2024-CNTR Class A, 5.3883% 11/13/2041 (d)		8,486,000	8,511,292
SBALR Commercial Mortgage Trust Series 2020-RR1 Class A3, 2.825% 2/13/2053 (d)		1,063,004	898,026
SBALR Commercial Mortgage Trust Series 2020-RR1 Class XA, 1.3579% 2/13/2053 (b)(d)(h)		1,768,553	82,997
SDAL Trust Series 2024-DAL Class A, CME Term SOFR 1 month Index + 1.6409%, 6.2501% 4/15/2037 (b)(c)(d)		100,000	99,500
Seasoned Loans Structured Transaction Series 2018-1 Series 2024-2 Class VF, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.984% 10/25/2034 (b)(c)(d)		2,986,176	2,986,163
SELF Commercial Mortgage Trust Series 2024-STRG Class A, CME Term SOFR 1 month Index + 1.5423%, 6.2423% 11/15/2034 (b)(c)(d)		190,000	189,517
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.8885% 11/15/2034 (b)(c)(d)		193,000	192,508
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.887% 11/15/2034 (b)(c)(d)		155,000	154,605
Series RR Trust Series 2015-1 Class B, 0% 4/26/2048 (d)(i)		555,850	540,776
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A1, 3.872% 1/5/2043 (b)(d)		740,000	642,206
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2A, 3.659% 1/5/2043 (b)(d)		9,930,000	8,489,092
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2B, 4.144% 1/5/2043 (b)(d)		4,000,000	3,518,773
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.4771% 9/15/2039 (b)(d)		72,000	58,188
SHR Trust Series 2024-LXRY Class A, CME Term SOFR 1 month Index + 1.95%, 6.5593% 10/15/2041 (b)(c)(d)		498,000	500,568
SHR Trust Series 2024-LXRY Class B, CME Term SOFR 1 month Index + 2.45%, 7.0593% 10/15/2041 (b)(c)(d)		847,000	852,294
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 8.2093% 10/15/2041 (b)(c)(d)		201,000	202,759
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 9.0593% 10/15/2041 (b)(c)(d)		135,000	136,012
SMRT Trust Series 2022-MINI Class D, CME Term SOFR 1 month Index + 1.95%, 6.56% 1/15/2039 (b)(c)(d)		1,820,000	1,785,875
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.6093% 2/15/2039 (b)(c)(d)		1,890,000	1,857,276
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.2593% 2/15/2039 (b)(c)(d)		983,000	963,547
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.3% 7/15/2036 (b)(c)(d)		3,980,000	3,972,538
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(c)(d)		10,584,817	10,576,989
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.8036% 11/15/2038 (b)(c)(d)		4,052,314	4,039,651
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 6.0528% 11/15/2038 (b)(c)(d)		2,516,550	2,507,243
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.302% 11/15/2038 (b)(c)(d)		1,653,459	1,649,326
SREIT Trust Series 2021-MFP2 Class C, CME Term SOFR 1 month Index + 1.4852%, 6.0942% 11/15/2036 (b)(c)(d)		235,000	233,681
SUMIT Mortgage Trust Series 2022-BVUE Class A, 2.789% 2/12/2041 (d)		340,000	272,122
Taubman Centers Commercial Mortgage Trust Series 2022-DPM Class A, CME Term SOFR 1 month Index + 2.186%, 6.7953% 5/15/2037 (b)(c)(d)		1,400,000	1,406,563
The Baha Trust Series 2024-MAR Class A, 6.1707% 12/10/2029 (d)		3,730,000	3,781,027
The Baha Trust Series 2024-MAR Class B, 6.711% 12/10/2029 (b)(d)		337,000	342,203
The Baha Trust Series 2024-MAR Class C, 7.7663% 12/10/2029 (d)		827,000	842,938
THPT Mortgage Trust Series 2023-THL Class A, 7.2271% 12/10/2034 (b)(d)		93,991	95,930
TTN Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.0145%, 7.6245% 3/15/2038 (b)(c)(d)		246,094	245,479
TYSN Mortgage Trust Series 2023-CRNR Class A, 6.7991% 12/10/2033 (b)(d)		100,000	104,867
UBS Commercial Mortgage Trust Series 2017-C4 Class AS, 3.836% 10/15/2050		1,690,000	1,579,337
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1254% 12/15/2050 (b)(h)		13,437,240	337,276
UBS Commercial Mortgage Trust Series 2018-C12 Class A2, 4.1519% 8/15/2051		628,776	624,475
UBS Commercial Mortgage Trust Series 2018-C12 Class A5, 4.2962% 8/15/2051		3,000,000	2,907,110
UBS Commercial Mortgage Trust Series 2018-C13 Class A3, 4.0694% 10/15/2051		5,225,405	5,112,382
UBS Commercial Mortgage Trust Series 2019-C17 Class A3, 2.6686% 10/15/2052		1,064,956	958,123
VEGAS Trust 2024-TI Series 2024-TI Class A, 5.5183% 11/10/2039 (d)		1,280,000	1,285,935
Velocity Coml Cap Ln Tr 2024-5 Series 2024-5 Class M2, 5.96% 10/25/2054 (b)(d)		101,600	100,203
Velocity Coml Cap Ln Tr 2024-5 Series 2024-5 Class M3, 6.76% 10/25/2054 (b)(d)		99,608	98,271
Velocity Commercial Capital Loan Trust Series 2020-1 Class AFX, 2.61% 2/25/2050 (d)		147,694	136,334
Velocity Commercial Capital Loan Trust Series 2022-1 Class M4, 5.2% 2/25/2052 (b)(d)		82,170	63,736
Velocity Commercial Capital Loan Trust Series 2022-4 Class M4, 7.5371% 8/25/2052 (b)(d)		77,613	72,142
Velocity Commercial Capital Loan Trust Series 2023-1 Class A, 6.55% 1/25/2054 (d)		327,042	329,854
Velocity Commercial Capital Loan Trust Series 2024-5 Class A, 5.49% 10/25/2054 (b)(d)		234,041	231,608
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)		3,760,000	3,055,717
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)		300,000	239,107
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (b)(d)		8,700,000	181,574
Wells Fargo Coml Mtg Tr 2024-Grp Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.8999% 10/15/2041 (b)(c)(d)		4,700,000	4,698,083
Wells Fargo Commercial Mortgage Trust Series 2015-C30 Class A4, 3.664% 9/15/2058		222,281	219,998
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.0908% 11/15/2048 (b)(h)		5,943,095	26,515
Wells Fargo Commercial Mortgage Trust Series 2015-P2 Class A3, 3.541% 12/15/2048		6,561,232	6,488,754
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class A4, 3.096% 6/15/2049		6,124,000	5,906,594
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048		1,500,000	1,450,778
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.775% 7/15/2048 (b)(c)(d)		1,900,000	1,900,264
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class AS, 3.665% 7/15/2050		1,110,000	1,055,992
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 1.0012% 12/15/2050 (b)(h)		33,344,153	714,132
Wells Fargo Commercial Mortgage Trust Series 2018-1745 Class A, 3.8737% 6/15/2036 (b)(d)		400,000	357,862
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0773% 8/15/2051 (b)(h)		11,413,732	248,097
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class D, 3% 3/15/2052 (d)		21,000	17,274
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class XA, 1.4037% 5/15/2052 (b)(h)		9,034,971	408,520
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052		2,657,013	2,553,490
Wells Fargo Commercial Mortgage Trust Series 2021-C59 Class A4, 2.343% 4/15/2054		5,000,000	4,306,714
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A3, 2.406% 11/15/2054		7,300,000	6,306,764
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.9245% 5/15/2031 (b)(c)(d)		4,470,000	4,388,847
Wells Fargo Commercial Mortgage Trust Series 2022-ONL Class A, 3.862% 12/15/2039 (d)		900,000	836,545
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class A, 5.4844% 7/15/2035 (b)(d)		137,000	137,047
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057		1,900,000	1,970,574
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class A3, 5.92% 11/15/2057		340,000	354,087
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class B, 6.2153% 7/15/2043 (d)		415,000	424,134
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class C, 6.4319% 7/15/2043 (d)		264,000	267,358
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class D, 7.0816% 7/15/2043 (d)		110,000	109,781
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class X, 0.3123% 7/15/2043 (b)(d)(h)		3,278,000	31,558
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.4006% 10/15/2041 (b)(c)(d)		6,587,000	6,584,492
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.6% 8/15/2041 (b)(c)(d)		1,700,000	1,702,869
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.3004% 8/15/2041 (b)(c)(d)		4,700,000	4,708,074
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.1984% 3/15/2045 (b)(d)		194,255	165,596
Worldwide Plaza Trust Series 2017-WWP Class A, 3.5263% 11/10/2036 (d)		609,592	416,464
TOTAL UNITED STATES			1,365,539,102
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,408,660,917)			1,368,591,847

Common Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (j)(q)	104,255	356,552
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat SA/Luxembourg (j)	75,805	2,620,579
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (r)	1,655	17,659
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (j)	9,092	111,105
Cano Health LLC warrants (j)(q)	279	1,096
		112,201
TOTAL UNITED STATES		129,860
TOTAL COMMON STOCKS (Cost $3,247,865)		3,106,991

Fixed-Income Funds - 49.9%
	Shares	Value ($)
American Funds The Bond Fund of America Class F-2	121,630,214	1,380,502,927
Baird Aggregate Bond Fund Class Institutional	113,112,418	1,116,419,567
Baird Core Plus Bond Fund Class Institutional	98,921,177	1,009,985,218
Columbia Mortgage Opportunities Fund Class A	46,324,319	380,322,658
DoubleLine Total Return Bond Fund Class N	142,884,660	1,260,242,701
Fidelity SAI Long-Term Treasury Bond Index Fund (t)	52,540,274	377,239,168
Fidelity SAI Total Bond Fund (t)	377,439,579	3,434,700,170
Fidelity SAI U.S. Treasury Bond Index Fund (t)	169,200,800	1,490,659,045
Fidelity U.S. Bond Index Fund (t)	21,150,018	220,383,182
iShares 1-5 Year invmt Grd Corp Bd ETF (s)	2,232,802	116,440,624
iShares 7-10 Year Treasury Bond ETF (s)	18,268,920	1,739,018,496
iShares Core US Aggregate Bond ETF	2,309,497	229,102,102
iShares iBoxx $ Investment Grade Corporate Bond ETF (s)	51,882	5,735,555
John Hancock Bond Fund Class R6	55,536,013	756,955,862
JPMorgan Core Bond Fund Class R6	66,837,785	689,097,568
NYLI MacKay U.S. Infrastructure Bond Class A	26,074,774	196,343,048
PIMCO Income Fund Institutional Class	104,409,099	1,113,000,993
PIMCO Mortgage Opportunities and Bond Fund Institutional Class	196,818,941	1,830,416,152
SPDR DoubleLine Total Return Tactical ETF (s)	6,252,558	252,603,343
SPDR Portfolio Long Term Treasury ETF	18,469,951	514,757,534
T. Rowe Price Emerging Markets Bond Fund I Class	26,105,305	243,040,394
TCW Emerging Markets Income Fund Class N	33,811,938	290,106,428
The Hartford Total Return Bond Fund Class I	33,127,576	302,123,493
Voya Intermediate Bond Fund Class I	155,268,061	1,363,253,579
TOTAL FIXED-INCOME FUNDS (Cost $21,969,009,454)		20,312,449,807

Foreign Government and Government Agency Obligations - 0.8%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (d)		200,000	189,626
Angola Republic 8.75% 4/14/2032 (e)		200,000	179,000
TOTAL ANGOLA			368,626
BAHRAIN - 0.0%
Bahrain Government International Bond 5.45% 9/16/2032 (d)		200,000	186,375
BELGIUM - 0.0%
Kingdom of Belgium 3.3% 6/22/2054 (d)(e)	EUR	2,697,940	2,871,467
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (d)		200,000	194,249
BRAZIL - 0.3%
Brazil Minas SPE via State of Minas Gerais 5.333% 2/15/2028 (e)		1,592,000	1,584,040
Brazil Notas do Tesouro Nacional Serie B 4.75% 1/14/2050		400,000	293,020
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		500,000	494,465
Brazil Notas do Tesouro Nacional Serie B 6.125% 3/15/2034		2,860,000	2,818,730
Brazil Notas do Tesouro Nacional Serie B 7.125% 5/13/2054		488,000	484,628
Brazilian Federative Republic 10% 1/1/2029	BRL	6,500,000	961,842
Brazilian Federative Republic 10% 1/1/2033	BRL	21,800,000	3,032,529
Brazilian Federative Republic 10% 1/1/2035	BRL	29,900,000	4,084,860
Brazilian Federative Republic Treasury Bills 0% 10/1/2025 (p)	BRL	470,300,000	70,223,745
TOTAL BRAZIL			83,977,859
CANADA - 0.2%
Canadian Government 2.75% 6/1/2033	CAD	380,000	263,882
Canadian Government 3% 6/1/2034	CAD	220,000	156,242
Province of British Columbia 4.15% 6/18/2034	CAD	13,600,000	10,046,933
Province of Quebec 4.45% 9/1/2034	CAD	20,800,000	15,723,496
TOTAL CANADA			26,190,553
COLOMBIA - 0.0%
Colombian Republic 10.375% 1/28/2033		1,360,000	1,647,762
Colombian Republic 7.75% 11/7/2036		200,000	200,700
Colombian Republic 8% 11/14/2035		1,550,000	1,599,600
Colombian Republic 8.75% 11/14/2053		2,673,000	2,802,641
TOTAL COLOMBIA			6,250,703
COSTA RICA - 0.0%
Costa Rica Government International Bond 6.55% 4/3/2034 (e)		200,000	205,688
Costa Rica Government International Bond 7.3% 11/13/2054 (d)		285,000	302,634
TOTAL COSTA RICA			508,322
COTE D'IVOIRE - 0.0%
Ivory Coast Government Bond 4.875% 1/30/2032 (e)	EUR	322,000	301,142
Ivory Coast Government Bond 5.25% 3/22/2030 (e)	EUR	1,706,000	1,708,168
Ivory Coast Government Bond 5.875% 10/17/2031 (e)	EUR	2,209,000	2,203,053
Ivory Coast Government Bond 6.125% 6/15/2033 (e)		950,000	862,125
TOTAL COTE D'IVOIRE			5,074,488
DOMINICAN REPUBLIC - 0.0%
Dominican Republic International Bond 5.5% 2/22/2029 (e)		161,000	157,680
Dominican Republic International Bond 5.5% 2/22/2029 (d)		2,662,000	2,607,110
Dominican Republic International Bond 5.95% 1/25/2027 (d)		1,100,000	1,097,800
Dominican Republic International Bond 6% 2/22/2033 (e)		157,000	154,645
Dominican Republic International Bond 6% 7/19/2028 (d)		1,429,000	1,429,743
Dominican Republic International Bond 6.4% 6/5/2049 (e)		450,000	441,248
Dominican Republic International Bond 7.05% 2/3/2031 (e)		800,000	832,296
Dominican Republic International Bond 7.45% 4/30/2044 (e)		100,000	109,112
TOTAL DOMINICAN REPUBLIC			6,829,634
EGYPT - 0.0%
Arab Republic of Egypt 7.3% 9/30/2033 (e)		200,000	172,062
Arab Republic of Egypt 7.6003% 3/1/2029 (e)		300,000	290,772
Arab Republic of Egypt 7.625% 5/29/2032 (e)		850,000	760,750
Arab Republic of Egypt 8.5% 1/31/2047 (e)		300,000	241,407
Arab Republic of Egypt 8.875% 5/29/2050 (e)		300,000	248,625
TOTAL EGYPT			1,713,616
EL SALVADOR - 0.0%
El Salvador Republic 9.65% 11/21/2054 (d)		823,000	865,796
GERMANY - 0.0%
German Federal Republic 0% 8/15/2031 (e)	EUR	190,000	176,870
German Federal Republic 1% 5/15/2038 (e)	EUR	525,000	473,534
German Federal Republic 1.7% 8/15/2032 (e)	EUR	130,000	134,787
German Federal Republic 2.5% 10/11/2029 (e)	EUR	475,000	515,100
German Federal Republic 2.5% 7/4/2044 (e)	EUR	1,935,000	2,102,168
German Federal Republic 2.5% 8/15/2054 (e)	EUR	2,287,000	2,504,227
German Federal Republic 2.6% 5/15/2041 (e)	EUR	360,000	394,185
German Federal Republic 2.6% 8/15/2033 (e)	EUR	1,205,000	1,329,667
German Federal Republic 3.25% 7/4/2042 (e)(Ad)	EUR	2,800,000	3,350,736
TOTAL GERMANY			10,981,274
GUATEMALA - 0.0%
Guatemala Government Bond 3.7% 10/7/2033 (e)		747,000	618,376
Guatemala Government Bond 6.6% 6/13/2036 (d)		200,000	202,750
TOTAL GUATEMALA			821,126
HUNGARY - 0.0%
Hungary Government 1.75% 6/5/2035 (e)	EUR	1,370,000	1,141,458
Hungary Government 2.125% 9/22/2031 (d)		580,000	464,580
Hungary Government 7.625% 3/29/2041		2,300,000	2,604,750
TOTAL HUNGARY			4,210,788
INDONESIA - 0.0%
Indonesia Government 1.1% 3/12/2033	EUR	3,500,000	3,034,028
Indonesia Government 3.05% 3/12/2051		1,180,000	805,350
Indonesia Government 3.4% 9/18/2029		420,000	394,800
Indonesia Government 3.5% 1/11/2028		6,300,000	6,051,843
Indonesia Government 3.75% 6/14/2028 (e)	EUR	2,000,000	2,147,184
Indonesia Government 4.65% 9/20/2032		1,975,000	1,920,688
TOTAL INDONESIA			14,353,893
ISRAEL - 0.0%
Israel Government 5.5% 3/12/2034		200,000	199,800
Israel Government 5.75% 3/12/2054		983,000	940,399
TOTAL ISRAEL			1,140,199
ITALY - 0.0%
Cassa Depositi e Prestiti SpA 5.75% 5/5/2026 (d)		1,200,000	1,206,809
Cassa Depositi e Prestiti SpA 5.875% 4/30/2029 (d)		3,600,000	3,700,292
TOTAL ITALY			4,907,101
JAPAN - 0.0%
Japan Government 0.005% 2/1/2025	JPY	355,950,000	2,378,535
Japan Government 0.9% 9/20/2034	JPY	95,000,000	626,131
Japan Government 1.8% 3/20/2054	JPY	539,900,000	3,271,265
Japan Government 2.1% 9/20/2054	JPY	80,000,000	517,199
TOTAL JAPAN			6,793,130
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (e)		400,000	371,624
MEXICO - 0.1%
United Mexican States 2.659% 5/24/2031		4,695,000	3,914,456
United Mexican States 3.5% 2/12/2034		2,541,000	2,089,973
United Mexican States 4.15% 3/28/2027		275,000	270,445
United Mexican States 4.28% 8/14/2041		400,000	310,250
United Mexican States 4.5% 1/31/2050		1,880,000	1,405,300
United Mexican States 4.5% 4/22/2029		2,920,000	2,825,100
United Mexican States 4.75% 3/8/2044		206,000	164,992
United Mexican States 6.05% 1/11/2040		1,600,000	1,546,000
United Mexican States 6.338% 5/4/2053		200,000	187,188
United Mexican States 6.35% 2/9/2035		3,172,000	3,202,729
United Mexican States 7.75% 11/23/2034	MXN	57,600,000	2,454,078
United Mexican States 8.5% 3/1/2029	MXN	17,000,000	803,132
United Mexican States 8.5% 5/31/2029	MXN	40,000,000	1,887,259
TOTAL MEXICO			21,060,902
MONGOLIA - 0.0%
Mongolia Government 8.65% 1/19/2028 (e)		200,000	210,596
MOROCCO - 0.0%
Moroccan Kingdom 4% 12/15/2050 (d)		200,000	139,625
MULTI-NATIONAL - 0.2%
European Union 0% 10/4/2028 (e)	EUR	670,000	650,412
European Union 2.5% 10/4/2052 (e)	EUR	505,000	474,674
European Union 2.875% 10/5/2029 (e)	EUR	19,500,000	21,126,675
European Union 3% 3/4/2053 (e)	EUR	8,393,973	8,682,688
TOTAL MULTI-NATIONAL			30,934,449
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (d)		300,000	272,769
Republic of Nigeria 6.5% 11/28/2027 (e)		300,000	284,814
Republic of Nigeria 7.143% 2/23/2030 (e)		200,000	181,000
Republic of Nigeria 7.375% 9/28/2033 (d)		500,000	422,740
TOTAL NIGERIA			1,161,323
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (e)		575,000	579,313
Oman Sultanate 7% 1/25/2051 (e)		200,000	215,570
Oman Sultanate 7% 1/25/2051 (d)		800,000	862,280
TOTAL OMAN			1,657,163
PANAMA - 0.0%
Panamanian Republic 2.252% 9/29/2032		480,000	354,000
Panamanian Republic 3.16% 1/23/2030		650,000	561,600
Panamanian Republic 3.298% 1/19/2033		8,600,000	6,841,300
Panamanian Republic 3.875% 3/17/2028		1,220,000	1,146,190
Panamanian Republic 4.3% 4/29/2053		615,000	396,454
Panamanian Republic 4.5% 4/1/2056		680,000	442,564
Panamanian Republic 4.5% 4/16/2050		400,000	269,072
Panamanian Republic 6.4% 2/14/2035		370,000	355,940
Panamanian Republic 7.875% 3/1/2057		200,000	208,500
TOTAL PANAMA			10,575,620
PARAGUAY - 0.0%
Republic of Paraguay 4.95% 4/28/2031 (e)		650,000	631,109
Republic of Paraguay 5.4% 3/30/2050 (e)		1,019,000	907,866
Republic of Paraguay 5.6% 3/13/2048 (e)		400,000	367,252
Republic of Paraguay 6% 2/9/2036 (d)		510,000	523,770
TOTAL PARAGUAY			2,429,997
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		772,000	672,846
Peruvian Republic 2.844% 6/20/2030		800,000	713,500
Peruvian Republic 3.55% 3/10/2051		1,000,000	717,500
Peruvian Republic 4.125% 8/25/2027		200,000	195,813
Peruvian Republic 5.375% 2/8/2035		800,000	790,800
Peruvian Republic 5.875% 8/8/2054		2,600,000	2,613,000
TOTAL PERU			5,703,459
PHILIPPINES - 0.0%
Philippine Republic 3% 2/1/2028		1,130,000	1,070,322
Philippine Republic 3.2% 7/6/2046		890,000	647,475
TOTAL PHILIPPINES			1,717,797
POLAND - 0.0%
Republic of Poland 5.125% 9/18/2034		200,000	198,510
Republic of Poland 5.5% 3/18/2054		2,370,000	2,289,752
TOTAL POLAND			2,488,262
ROMANIA - 0.0%
Romanian Republic 3% 2/14/2031 (e)		814,000	673,837
Romanian Republic 5% 9/27/2026 (d)	EUR	2,800,000	3,040,270
Romanian Republic 5.625% 5/30/2037 (d)	EUR	1,800,000	1,844,087
Romanian Republic 6.375% 1/30/2034 (d)		228,000	223,180
Romanian Republic 7.125% 1/17/2033 (e)		100,000	103,594
Romanian Republic 7.625% 1/17/2053 (d)		100,000	105,178
TOTAL ROMANIA			5,990,146
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.625% 3/4/2028 (e)		8,800,000	8,500,250
SENEGAL - 0.0%
Republic of Senegal 6.75% 3/13/2048 (e)		200,000	144,249
SERBIA - 0.0%
Republic of Serbia 1.5% 6/26/2029 (e)	EUR	3,203,000	3,046,158
Republic of Serbia 1.5% 6/26/2029 (d)	EUR	1,790,000	1,702,349
Republic of Serbia 1.65% 3/3/2033 (e)	EUR	183,000	155,796
Republic of Serbia 1.65% 3/3/2033 (d)	EUR	671,000	571,256
Republic of Serbia 3.125% 5/15/2027 (e)	EUR	5,297,000	5,518,888
Republic of Serbia 3.125% 5/15/2027 (d)	EUR	1,458,000	1,519,075
Republic of Serbia 6% 6/12/2034 (d)		500,000	499,845
Republic of Serbia 6.25% 5/26/2028 (d)		995,000	1,020,497
TOTAL SERBIA			14,033,864
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/30/2029		211,000	199,712
South African Republic 5.875% 4/20/2032		700,000	672,000
South African Republic 7.1% 11/19/2036 (d)		10,537,000	10,637,628
South African Republic 7.3% 4/20/2052		500,000	472,500
South African Republic 7.95% 11/19/2054 (d)		483,000	486,019
TOTAL SOUTH AFRICA			12,467,859
TURKEY - 0.0%
Istanbul Metropolitan Municipality 10.5% 12/6/2028 (d)		600,000	654,000
Turkish Republic 7.625% 5/15/2034		693,000	721,586
Turkish Republic 9.875% 1/15/2028		200,000	223,688
TOTAL TURKEY			1,599,274
UNITED KINGDOM - 0.0%
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (e)	GBP	2,700,000	2,895,193
United Kingdom of Great Britain and Northern Ireland 4.375% 7/31/2054 (e)	GBP	13,871,324	16,579,177
TOTAL UNITED KINGDOM			19,474,370
URUGUAY - 0.0%
Uruguay Republic 4.375% 10/27/2027		150,000	149,156
Uruguay Republic 5.1% 6/18/2050		680,000	653,650
TOTAL URUGUAY			802,806
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $332,390,742)			319,702,834

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Arizona - 0.0%
Electric Utilities - 0.0%
Salt River Proj AZ Agric & Pwr 4.839% 1/1/2041	750,000	725,891
Other - 0.0%
Maricopa Cnty AZ Ind Dev Au Ed Series 2024, 7.375% 10/1/2029 (d)(f)	4,950,000	5,069,948
TOTAL ARIZONA		5,795,839
California - 0.0%
Education - 0.0%
University CA Revs 4.858% 5/15/2112	280,000	255,466
University CA Revs Series 2015 J, 4.131% 5/15/2045	1,750,000	1,604,999
		1,860,465
General Obligations - 0.0%
State of California 7.5% 4/1/2034	205,000	240,610
State of California 7.55% 4/1/2039	290,000	355,240
State of California Gen. Oblig. 4.6% 4/1/2038	1,180,000	1,145,666
		1,741,516
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev Series 2022 Q, 4.563% 5/15/2053	875,000	803,327
Tobacco Bonds - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 1, 3.85% 6/1/2050	85,000	78,867
Transportation - 0.0%
Bay Area Toll Au CA Bridge Rev 6.263% 4/1/2049	3,265,000	3,626,913
Bay Area Toll Au CA Bridge Rev 7.043% 4/1/2050	540,000	653,120
Los Angeles CA Dept Arpts Rev Series 2021 C, 2.063% 5/15/2034	500,000	400,886
Los Angeles CA Dept Arpts Rev Series 2021 C, 2.163% 5/15/2035	500,000	394,368
		5,075,287
TOTAL CALIFORNIA		9,559,462
Colorado - 0.0%
Special Tax - 0.0%
Regional Transn Dist CO Sales 5.844% 11/1/2050	45,000	48,515
Florida - 0.0%
Special Tax - 0.0%
State of Florida Series 2024A, 5.526% 7/1/2034	1,500,000	1,551,178
Transportation - 0.0%
Florida Dev Fin Corp Rev Series 2024, 12% tender 7/15/2032 (b)(d)(u)	250,000	266,712
TOTAL FLORIDA		1,817,890
Georgia - 0.0%
Electric Utilities - 0.0%
Georgia Mun Elec Auth Pwr Rev Series 2010 A, 6.637% 4/1/2057	210,000	235,633
Illinois - 0.0%
General Obligations - 0.0%
Illinois St Gen. Oblig. 5.1% 6/1/2033	1,562,353	1,570,345
Louisiana - 0.0%
Special Tax - 0.0%
Louisiana St Gas & Fuel Tax Rv Series 2022 A, 2.952% 5/1/2041	5,270,000	4,143,629
Massachusetts - 0.0%
Special Tax - 0.0%
Massachusetts St Transn Fd Rev 5.731% 6/1/2040	150,000	155,238
Michigan - 0.0%
Education - 0.0%
Michigan St Univ Revs Series 2022A, 4.165% 8/15/2122	2,810,000	2,237,199
University MI Univ Revs 2.437% 4/1/2040	1,050,000	784,682
University MI Univ Revs 3.504% 4/1/2052	1,080,000	859,434
University MI Univ Revs 4.454% 4/1/2122	4,790,000	4,083,976
		7,965,291
Health Care - 0.0%
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 T, 3.384% 12/1/2040	545,000	458,810
TOTAL MICHIGAN		8,424,101
Minnesota - 0.0%
Education - 0.0%
University MN Series 2022, 4.048% 4/1/2052	1,060,000	924,411
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.102% 1/1/2041	855,000	999,996
New Jersey Turnpike Authority 7.414% 1/1/2040	2,220,000	2,662,980
New Jersey Turnpike Authority Series 2021 B, 1.963% 1/1/2032	1,000,000	849,827
New Jersey Turnpike Authority Series 2021 B, 2.113% 1/1/2033	1,050,000	880,357
		5,393,160
TOTAL NEW JERSEY		5,393,160
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 4.926% 10/1/2051	70,000	68,556
Port Auth NY & NJ 4.96% 8/1/2046	280,000	279,134
Port Auth NY & NJ 5.647% 11/1/2040	240,000	255,384
Port Auth NY & NJ Series 174, 4.458% 10/1/2062	515,000	464,551
		1,067,625
TOTAL NEW JERSEY,NEW YORK		1,067,625
New York - 0.1%
Special Tax - 0.1%
New York City Transitional Finance Authority Series FISCAL 2025C SUB C 2, 4.375% 5/1/2037	9,300,000	8,912,869
New York NY City Transitional Fin Auth Rev Series FISCAL 2020A SUB A 5, 2.69% 5/1/2033	2,015,000	1,745,660
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 SUB E 3, 1.97% 2/1/2033	2,015,000	1,656,682
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 F SUBF 3, 5.13% 2/1/2035	750,000	768,782
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 F SUBF 3, 5.15% 2/1/2036	750,000	766,813
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5.628% 3/15/2039	990,000	1,021,099
		14,871,905
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	380,000	418,024
Metropolitan Transn Auth NY Rv 6.814% 11/15/2040	30,000	33,322
		451,346
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 5.882% 6/15/2044	320,000	336,293
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	70,000	75,023
		411,316
TOTAL NEW YORK		15,734,567
Ohio - 0.0%
Education - 0.0%
Ohio St Univ Gen Rcpts 4.8% 6/1/2111	1,503,000	1,391,510
Ohio St Univ Gen Rcpts 4.91% 6/1/2040	140,000	134,859
		1,526,369
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	220,000	291,222
Special Tax - 0.0%
JobsOhio Beverage System Series 2020A, 2.833% 1/1/2038	325,000	266,957
TOTAL OHIO		2,084,548
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev 5.808% 2/1/2041	230,000	242,373
General Obligations - 0.0%
Texas State 5.517% 4/1/2039	340,000	351,102
Industrial Development - 0.0%
Port of Beaumont Navigation District Series 2024 B, 10% 7/1/2026 (d)	475,000	485,438
Transportation - 0.0%
Dallas Fort Worth International Airport 4.087% 11/1/2051	1,010,000	880,302
Texas Private Activity Bd Surface Transn Corp Rev 3.922% 12/31/2049	390,000	328,131
		1,208,433
TOTAL TEXAS		2,287,346
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	1,520,000	1,004,983
TOTAL MUNICIPAL SECURITIES (Cost $67,352,718)		60,247,292

Non-Convertible Corporate Bonds - 13.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NBN Co Ltd 4% 10/1/2027 (d)		7,200,000	7,089,185
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Santos Finance Ltd 3.649% 4/29/2031 (d)		4,800,000	4,293,779
Santos Finance Ltd 4.125% 9/14/2027 (e)		6,300,000	6,111,923
			10,405,702
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)		3,419,000	3,181,346
National Australia Bank Ltd 2.332% 8/21/2030 (d)		450,000	386,956
Westpac Banking Corp 4.11% 7/24/2034 (b)		4,937,000	4,700,467
			8,268,769
Capital Markets - 0.0%
Macquarie Group Ltd 2.691% 6/23/2032 (b)(d)		166,000	143,571
Macquarie Group Ltd 5.033% 1/15/2030 (b)(d)		23,000	23,041
			166,612
Financial Services - 0.0%
Leighton Fin USA Pty Ltd 1.5% 5/28/2029 (e)	EUR	895,000	854,229
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(e)	GBP	800,000	908,926
QBE Insurance Group Ltd 6.75% 12/2/2044 (b)(e)		2,025,000	2,017,407
			2,926,333
Health Care - 0.0%
Biotechnology - 0.0%
CSL Finance PLC 5.106% 4/3/2034 (d)		640,000	645,860
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Sydney Airport Finance Co Pty Ltd 1.75% 4/26/2028 (e)	EUR	1,500,000	1,531,085
Sydney Airport Finance Co Pty Ltd 3.375% 4/30/2025 (d)		38,000	37,703
			1,568,788
Materials - 0.1%
Chemicals - 0.0%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (d)		280,000	259,806
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.9% 2/28/2033		103,000	103,469
BHP Billiton Finance USA Ltd 5.25% 9/8/2033		5,950,000	6,104,528
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (d)		5,000	4,867
Glencore Finance Canada Ltd 6.9% 11/15/2037 (d)		2,000	2,241
Glencore Funding LLC 2.5% 9/1/2030 (d)		122,000	107,149
Glencore Funding LLC 2.625% 9/23/2031 (d)		627,000	540,389
Glencore Funding LLC 2.85% 4/27/2031 (d)		863,000	760,599
Glencore Funding LLC 3.875% 10/27/2027 (d)		137,000	133,616
Glencore Funding LLC 5.634% 4/4/2034 (d)		2,325,000	2,386,602
Glencore Funding LLC 6.125% 10/6/2028 (d)		1,250,000	1,305,885
Glencore Funding LLC 6.375% 10/6/2030 (d)		1,411,000	1,504,314
Mineral Resources Ltd 8% 11/1/2027 (d)		530,000	540,194
Mineral Resources Ltd 9.25% 10/1/2028 (d)		775,000	811,753
Rio Tinto Finance USA Ltd 5.2% 11/2/2040		68,000	68,327
Rio Tinto Finance USA PLC 4.125% 8/21/2042		160,000	139,892
			14,513,825
TOTAL MATERIALS			14,773,631

Real Estate - 0.0%
Diversified REITs - 0.0%
Goodman Us Finance Three LLC 3.7% 3/15/2028 (d)		57,000	54,635
Utilities - 0.0%
Gas Utilities - 0.0%
APA Infrastructure Ltd 4.25% 7/15/2027 (d)		17,000	16,776
TOTAL AUSTRALIA			46,770,520
AUSTRIA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG 12.25% 3/30/2029 (d)		400,000	397,595
BELGIUM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)		200,000	194,356
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036		11,348,000	11,113,200
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046		3,125,000	2,989,833
			14,103,033
Financials - 0.0%
Banks - 0.0%
KBC Group NV 4.932% 10/16/2030 (b)(d)		8,910,000	8,848,169
KBC Group NV 6.324% 9/21/2034 (b)(d)		800,000	848,702
			9,696,871
Materials - 0.0%
Chemicals - 0.0%
Solvay Finance America LLC 5.65% 6/4/2029 (d)		2,000,000	2,055,149
TOTAL BELGIUM			26,049,409
BERMUDA - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Bacardi Ltd 4.45% 5/15/2025 (d)		6,230,000	6,211,482
BRAZIL - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sitios Latinoamerica SAB de CV 5.375% 4/4/2032 (d)		200,000	190,000
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (d)		165,630	155,154
Oil, Gas & Consumable Fuels - 0.0%
MV24 Capital BV 6.748% 6/1/2034 (d)		157,660	151,904
Petrobras Global Finance BV 6.25% 12/14/2026	GBP	1,950,000	2,519,092
Petrobras Global Finance BV 6.625% 1/16/2034	GBP	400,000	493,171
			3,164,167
TOTAL ENERGY			3,319,321

Financials - 0.0%
Financial Services - 0.0%
Raizen Fuels Finance SA 5.7% 1/17/2035 (d)		394,000	379,162
Materials - 0.0%
Chemicals - 0.0%
Braskem Netherlands Finance BV 4.5% 1/10/2028 (d)		245,000	229,280
Braskem Netherlands Finance BV 4.5% 1/31/2030 (d)		430,000	375,662
Braskem Netherlands Finance BV 8.5% 1/12/2031 (d)		3,683,000	3,824,566
			4,429,508
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (d)		370,000	363,987
Vale Overseas Ltd 6.125% 6/12/2033		155,000	159,875
Vale Overseas Ltd 6.4% 6/28/2054		560,000	565,908
			1,089,770
TOTAL MATERIALS			5,519,278

TOTAL BRAZIL			9,407,761
CANADA - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 5.3% 2/15/2034		5,542,000	5,546,809
Consumer Discretionary - 0.0%
Distributors - 0.0%
Ritchie Bros Holdings Inc 6.75% 3/15/2028 (d)		175,000	180,171
Ritchie Bros Holdings Inc 7.75% 3/15/2031 (d)		204,000	215,760
			395,931
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		5,257,000	4,774,111
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (d)		280,000	270,143
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		175,000	177,892
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		60,000	61,876
			5,284,022
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (d)		500,000	469,325
TOTAL CONSUMER DISCRETIONARY			6,149,278

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 5.267% 2/12/2034 (d)		2,645,000	2,650,706
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		115,000	111,395
TOTAL CONSUMER STAPLES			2,762,101

Energy - 0.1%
Energy Equipment & Services - 0.0%
Precision Drilling Corp 7.125% 1/15/2026 (d)		228,000	228,047
Oil, Gas & Consumable Fuels - 0.1%
Baytex Energy Corp 7.375% 3/15/2032 (d)		150,000	149,450
Baytex Energy Corp 8.5% 4/30/2030 (d)		464,000	481,055
Canadian Natural Resources Ltd 3.85% 6/1/2027		3,200,000	3,134,136
Cenovus Energy Inc 2.65% 1/15/2032		1,050,000	893,032
Cenovus Energy Inc 3.75% 2/15/2052		3,795,000	2,785,235
Cenovus Energy Inc 5.25% 6/15/2037		1,199,000	1,159,925
Enbridge Inc 5.3% 4/5/2029		800,000	814,693
Enbridge Inc 5.625% 4/5/2034		475,000	489,370
Enbridge Inc 8.5% 1/15/2084 (b)		3,910,000	4,354,329
MEG Energy Corp 5.875% 2/1/2029 (d)		341,000	337,611
Parkland Corp 6.625% 8/15/2032 (d)		905,000	910,589
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (d)		805,000	804,156
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (d)		4,470,000	4,435,655
Suncor Energy Inc 3.75% 3/4/2051		695,000	515,052
Suncor Energy Inc 6.8% 5/15/2038		213,000	234,547
TransCanada PipeLines Ltd 4.625% 3/1/2034		735,000	703,322
			22,202,157
TOTAL ENERGY			22,430,204

Financials - 0.1%
Banks - 0.0%
Bank of Montreal 4.64% 9/10/2030 (b)		380,000	377,010
Bank of Montreal 5.511% 6/4/2031		250,000	258,007
Bank of Nova Scotia/The 4.74% 11/10/2032 (b)		475,000	467,665
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (b)		275,000	272,206
Canadian Imperial Bank of Commerce 5.26% 4/8/2029		110,000	112,114
Royal Bank of Canada 4.65% 1/27/2026		127,000	126,769
Royal Bank of Canada 4.65% 10/18/2030 (b)		3,805,000	3,787,807
Toronto-Dominion Bank/The 2% 9/10/2031		180,000	152,267
Toronto-Dominion Bank/The 4.456% 6/8/2032		305,000	296,254
Toronto-Dominion Bank/The 5.523% 7/17/2028		51,000	52,371
			5,902,470
Capital Markets - 0.0%
Brookfield Finance Inc 3.9% 1/25/2028		37,000	36,212
Brookfield Finance Inc 4.7% 9/20/2047		3,000	2,724
Brookfield Finance Inc 4.85% 3/29/2029		8,000	8,022
CI Financial Corp 7.5% 5/30/2029 (d)		2,000,000	2,131,327
			2,178,285
Insurance - 0.1%
Fairfax Financial Holdings Ltd 2.75% 3/29/2028 (e)	EUR	2,100,000	2,197,789
Fairfax Financial Holdings Ltd 3.375% 3/3/2031		4,595,000	4,173,124
Fairfax Financial Holdings Ltd 4.85% 4/17/2028		1,850,000	1,847,659
Fairfax Financial Holdings Ltd 5.625% 8/16/2032		6,600,000	6,783,202
Fairfax Financial Holdings Ltd 6% 12/7/2033		3,200,000	3,340,846
Great-West Lifeco Finance 2018 LP 4.581% 5/17/2048 (d)		21,000	18,601
			18,361,221
TOTAL FINANCIALS			26,441,976

Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (d)		1,075,000	1,074,407
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6% 2/15/2028 (d)		4,005,000	4,000,193
Bombardier Inc 7.125% 6/15/2026 (d)		713,000	719,008
Bombardier Inc 7.875% 4/15/2027 (d)		2,155,000	2,160,747
Bombardier Inc 8.75% 11/15/2030 (d)		200,000	216,467
			7,096,415
Commercial Services & Supplies - 0.0%
Garda World Security Corp 4.625% 2/15/2027 (d)		289,000	281,460
Northriver Midstream Finance LP 6.75% 7/15/2032 (d)		270,000	276,656
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		850,000	875,609
			1,433,725
Ground Transportation - 0.0%
Canadian Pacific Railway Co 2.875% 11/15/2029		265,000	243,681
Canadian Pacific Railway Co 3.1% 12/2/2051		248,000	171,574
			415,255
Passenger Airlines - 0.0%
Air Canada 2013-1 Class A Pass Through Trust equipment trust certificate 4.125% 11/15/2026 (d)		85,090	84,534
Air Canada 2015-1 Class A Pass Through Trust equipment trust certificate 3.6% 9/15/2028 (d)		69,484	66,874
Air Canada 2015-2 Class AA Pass Through Trust equipment trust certificate 3.75% 6/15/2029 (d)		19,655	18,917
Air Canada 2017-1 Class AA Pass Through Trust equipment trust certificate 3.55% 7/15/2031 (d)		24,248	22,396
Air Canada 2017-1 Class AA Pass Through Trust equipment trust certificate 3.7% 7/15/2027 (d)		48,286	46,947
Air Canada 2017-1 Class AA Pass Through Trust Series 1AA, 3.3% 7/15/2031 (d)		405,288	377,741
			617,409
TOTAL INDUSTRIALS			9,562,804

Information Technology - 0.0%
IT Services - 0.0%
CGI Inc 1.45% 9/14/2026		109,000	102,829
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (d)		370,000	337,510
Open Text Corp 3.875% 2/15/2028 (d)		490,000	462,506
Open Text Corp 6.9% 12/1/2027 (d)		970,000	1,008,095
			1,808,111
TOTAL INFORMATION TECHNOLOGY			1,910,940

Materials - 0.1%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		320,000	314,315
Methanex Corp 5.25% 12/15/2029		155,000	151,491
Methanex Corp 5.65% 12/1/2044		105,000	93,717
NOVA Chemicals Corp 4.25% 5/15/2029 (d)		27,000	25,018
NOVA Chemicals Corp 5% 5/1/2025 (d)		1,246,000	1,240,635
NOVA Chemicals Corp 5.25% 6/1/2027 (d)		114,000	112,006
NOVA Chemicals Corp 9% 2/15/2030 (d)		270,000	292,129
Nutrien Ltd 2.95% 5/13/2030		81,000	73,854
Nutrien Ltd 3.95% 5/13/2050		90,000	71,399
Nutrien Ltd 4.125% 3/15/2035		14,000	12,741
Nutrien Ltd 4.9% 3/27/2028		3,340,000	3,364,625
Nutrien Ltd 4.9% 6/1/2043		1,325,000	1,226,997
Nutrien Ltd 5.2% 6/21/2027		5,775,000	5,861,328
			12,840,255
Containers & Packaging - 0.0%
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC 6% 9/15/2028 (d)		40,000	39,547
Metals & Mining - 0.1%
Barrick North America Finance LLC 5.7% 5/30/2041		2,830,000	2,902,267
Barrick North America Finance LLC 5.75% 5/1/2043		475,000	492,054
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039		1,340,000	1,408,263
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		55,000	54,203
Kinross Gold Corp 4.5% 7/15/2027		10,910,000	10,849,833
Kinross Gold Corp 6.25% 7/15/2033		5,585,000	5,940,657
			21,647,277
TOTAL MATERIALS			34,527,079

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mattamy Group Corp 4.625% 3/1/2030 (d)		1,500,000	1,416,164
Utilities - 0.0%
Electric Utilities - 0.0%
Fortis Inc/Canada 3.055% 10/4/2026		301,000	291,585
Gas Utilities - 0.0%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (d)		216,000	198,993
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031		1,335,000	1,149,493
Emera US Finance LP 4.75% 6/15/2046		325,000	282,787
TransAlta Corp 6.5% 3/15/2040		165,000	168,136
			1,600,416
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp 5.365% 6/15/2026 (g)		3,670,000	3,690,814
TOTAL UTILITIES			5,781,808

TOTAL CANADA			117,603,570
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (e)		350,000	338,625
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		200,000	207,438

TOTAL CHILE			546,063
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		256,000	220,849
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032		154,000	131,950
NXP BV / NXP Funding LLC / NXP USA Inc 3.125% 2/15/2042		85,000	62,038
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 5/11/2041		146,000	110,377
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030		150,000	138,711
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033		43,000	42,656

TOTAL CHINA			706,581
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ecopetrol SA 4.625% 11/2/2031		249,000	207,133
Ecopetrol SA 6.875% 4/29/2030		1,534,000	1,504,854
Ecopetrol SA 7.75% 2/1/2032		3,420,000	3,357,913
Ecopetrol SA 8.375% 1/19/2036		140,000	137,410
Ecopetrol SA 8.625% 1/19/2029		3,555,000	3,776,583
Ecopetrol SA 8.875% 1/13/2033		1,200,000	1,236,120

TOTAL COLOMBIA			10,220,013
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (e)	EUR	275,000	224,377
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EPH Financing International AS 6.651% 11/13/2028 (e)	EUR	200,000	227,476
TOTAL CZECH REPUBLIC			451,853
DENMARK - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (e)	EUR	250,000	271,877
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (b)(e)	EUR	1,590,000	1,745,014
Danske Bank A/S 4.613% 10/2/2030 (b)(d)		412,000	405,054
Danske Bank A/S 5.705% 3/1/2030 (b)(d)		400,000	409,675
Danske Bank A/S 6.259% 9/22/2026 (b)(d)		3,450,000	3,483,920
Jyske Bank A/S 5% 10/26/2028 (b)(e)	EUR	275,000	305,802
Jyske Bank A/S 5.125% 5/1/2035 (b)(e)	EUR	214,000	239,904
			6,589,369
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DSV Finance BV 3.25% 11/6/2030 (e)	EUR	625,000	671,894
TOTAL DENMARK			7,533,140
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)		405,000	413,842
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 4.125% 5/5/2028 (e)	EUR	1,000,000	1,101,306
Nordea Bank Abp 5.375% 9/22/2027 (d)		400,000	407,119
Nordea Bank Abp U.S. SOFR Index + 0.74%, 5.5482% 3/19/2027 (b)(c)(d)		200,000	200,489
			1,708,914
TOTAL FINLAND			2,122,756
FRANCE - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (d)		350,000	266,727
Altice France SA 8.125% 2/1/2027 (d)		115,000	96,642
Iliad Holding SASU 6.5% 10/15/2026 (d)		475,000	482,968
Iliad Holding SASU 7% 10/15/2028 (d)		450,000	456,981
			1,303,318
Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 5.5% 10/9/2034 (b)(e)	EUR	400,000	433,858
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 2.829% 1/10/2030		800,000	735,871
TotalEnergies Capital International SA 3.127% 5/29/2050		347,000	242,179
TotalEnergies Capital International SA 3.461% 7/12/2049		500,000	372,036
TotalEnergies Capital SA 5.275% 9/10/2054		330,000	322,529
TotalEnergies Capital SA 5.488% 4/5/2054		450,000	454,144
TotalEnergies Capital SA 5.638% 4/5/2064		1,020,000	1,033,366
			3,160,125
Financials - 0.4%
Banks - 0.4%
Banque Federative du Credit Mutuel SA 5.79% 7/13/2028 (d)		200,000	206,189
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.07%, 5.6448% 2/16/2028 (b)(c)(d)		2,000,000	2,007,194
BNP Paribas SA 1.5% 5/23/2028 (e)	EUR	6,950,000	6,997,800
BNP Paribas SA 1.904% 9/30/2028 (b)(d)		400,000	367,864
BNP Paribas SA 2.159% 9/15/2029 (b)(d)		7,570,000	6,820,705
BNP Paribas SA 2.219% 6/9/2026 (b)(d)		9,163,000	9,026,602
BNP Paribas SA 2.5% 3/31/2032 (b)(e)	EUR	900,000	930,467
BNP Paribas SA 2.871% 4/19/2032 (b)(d)		1,500,000	1,299,511
BNP Paribas SA 3.132% 1/20/2033 (b)(d)		3,670,000	3,200,735
BNP Paribas SA 5.176% 1/9/2030 (b)(d)		1,920,000	1,936,308
BNP Paribas SA 5.497% 5/20/2030 (b)(d)		285,000	289,606
BNP Paribas SA 5.738% 2/20/2035 (b)(d)		1,430,000	1,460,421
BNP Paribas SA 5.906% 11/19/2035 (b)(d)		1,945,000	1,941,203
BPCE SA 1.625% 1/31/2028 (e)	EUR	6,900,000	6,983,726
BPCE SA 2.045% 10/19/2027 (b)(d)		2,670,000	2,523,744
BPCE SA 3.116% 10/19/2032 (b)(d)		500,000	422,187
BPCE SA 4.75% 7/19/2027 (d)		250,000	250,008
BPCE SA 5.125% 1/18/2028 (d)		541,000	545,790
BPCE SA 5.281% 5/30/2029 (d)		2,000,000	2,030,416
BPCE SA 5.716% 1/18/2030 (b)(d)		400,000	406,272
BPCE SA 5.936% 5/30/2035 (b)(d)		1,305,000	1,328,235
BPCE SA 6.612% 10/19/2027 (b)(d)		1,055,000	1,083,911
BPCE SA 6.714% 10/19/2029 (b)(d)		4,540,000	4,781,577
BPCE SA 7.003% 10/19/2034 (b)(d)		1,731,000	1,887,278
Credit Agricole SA 4% 1/10/2033 (b)(d)		261,000	249,015
Credit Agricole SA 4.631% 9/11/2028 (b)(d)		290,000	287,776
Credit Agricole SA 5.335% 1/10/2030 (b)(d)		250,000	253,467
Credit Agricole SA 6.316% 10/3/2029 (b)(d)		3,655,000	3,823,135
Credit Agricole SA U.S. SOFR Index + 0.87%, 5.7371% 3/11/2027 (b)(c)(d)		250,000	250,810
Credit Agricole SA U.S. SOFR Index + 1.21%, 6.0771% 9/11/2028 (b)(c)(d)		8,400,000	8,461,482
Societe Generale SA 1.488% 12/14/2026 (b)(d)		10,614,000	10,215,951
Societe Generale SA 1.792% 6/9/2027 (b)(d)		1,500,000	1,424,440
Societe Generale SA 2.797% 1/19/2028 (b)(d)		3,156,000	3,003,741
Societe Generale SA 2.889% 6/9/2032 (b)(d)		210,000	179,197
Societe Generale SA 3.337% 1/21/2033 (b)(d)		1,105,000	958,229
Societe Generale SA 4.25% 4/14/2025 (d)		21,901,000	21,767,294
Societe Generale SA 4.75% 11/24/2025 (d)		830,000	825,278
Societe Generale SA 5.634% 1/19/2030 (b)(d)		2,100,000	2,124,777
Societe Generale SA 6.066% 1/19/2035 (b)(d)		600,000	611,992
Societe Generale SA 6.447% 1/12/2027 (b)(d)		200,000	202,638
Societe Generale SA 6.691% 1/10/2034 (b)(d)		300,000	316,850
			113,683,821
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (e)	EUR	300,000	280,047
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 3.125% 3/15/2027 (d)		115,000	109,587
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (e)	EUR	200,000	231,920
Electricite de France SA 5.5% 1/25/2035 (e)	GBP	800,000	988,130
Electricite de France SA 6.9% 5/23/2053 (d)		390,000	439,472
			1,659,522
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (e)	EUR	500,000	548,017
Engie SA 4.25% 9/6/2034 (e)	EUR	400,000	450,107
Engie SA 5.625% 4/10/2034 (d)		285,000	292,319
			1,290,443
TOTAL FRANCE			121,920,721
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (e)	EUR	300,000	339,126
Schaeffler AG 4.75% 8/14/2029 (e)	EUR	500,000	536,279
ZF Finance GmbH 2% 5/6/2027 (e)	EUR	800,000	796,790
ZF North America Capital Inc 6.875% 4/14/2028 (d)		400,000	401,828
			2,074,023
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (d)		4,000,000	3,993,498
TOTAL CONSUMER DISCRETIONARY			6,067,521

Financials - 0.1%
Banks - 0.0%
Commerzbank AG 4.875% 10/16/2034 (b)(e)	EUR	500,000	548,689
Commerzbank AG 8.625% 2/28/2033 (b)(e)	GBP	100,000	136,944
			685,633
Capital Markets - 0.1%
Deutsche Bank AG 3.25% 5/24/2028 (b)(e)	EUR	200,000	212,135
Deutsche Bank AG 4.5% 4/1/2025		13,996,000	13,951,643
Deutsche Bank AG 4.5% 7/12/2035 (b)(e)	EUR	300,000	333,441
Deutsche Bank AG 6.125% 12/12/2030 (b)(e)	GBP	1,100,000	1,439,360
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (b)		700,000	680,618
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)		221,000	195,245
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)		3,080,000	3,042,316
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (b)		2,920,000	2,846,623
Deutsche Bank AG/New York NY 5.414% 5/10/2029		375,000	382,686
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)		300,000	313,527
Deutsche Bank AG/New York NY 7.079% 2/10/2034 (b)		1,760,000	1,849,989
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (b)		4,345,000	4,486,659
			29,734,242
Financial Services - 0.0%
KfW 0.75% 1/15/2029 (e)	EUR	800,000	795,866
Insurance - 0.0%
Allianz SE 5.6% 9/3/2054 (b)(d)		800,000	792,200
TOTAL FINANCIALS			32,007,941

Health Care - 0.1%
Health Care Providers & Services - 0.0%
Fresenius Medical Care US Finance III Inc 1.875% 12/1/2026 (d)		660,000	619,188
Pharmaceuticals - 0.1%
Bayer AG 4.625% 5/26/2033 (e)	EUR	450,000	505,623
Bayer US Finance II LLC 4.375% 12/15/2028 (d)		7,700,000	7,433,855
Bayer US Finance II LLC 4.4% 7/15/2044 (d)		3,231,000	2,512,254
Bayer US Finance II LLC 4.625% 6/25/2038 (d)		570,000	492,960
Bayer US Finance II LLC 4.875% 6/25/2048 (d)		1,930,000	1,590,982
Bayer US Finance LLC 6.125% 11/21/2026 (d)		5,400,000	5,512,800
Bayer US Finance LLC 6.375% 11/21/2030 (d)		1,740,000	1,812,626
Bayer US Finance LLC 6.5% 11/21/2033 (d)		3,036,000	3,164,497
Bayer US Finance LLC 6.875% 11/21/2053 (d)		1,000,000	1,063,334
			24,088,931
TOTAL HEALTH CARE			24,708,119

Industrials - 0.0%
Machinery - 0.0%
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.96%, 5.7735% 9/25/2027 (b)(c)(d)		3,000,000	3,011,057
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 12.875% 10/1/2028 (d)		10,000	10,721
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 12/31/2024 (j)	EUR	100,000	105,675
Accentro Real Estate AG 5.625% 2/13/2026 (e)(g)	EUR	733,500	356,403
Sirius Real Estate Ltd 1.125% 6/22/2026 (e)	EUR	400,000	409,595
			871,673
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (e)	EUR	600,000	636,834
Amprion GmbH 3.625% 5/21/2031 (e)	EUR	200,000	217,627
EnBW International Finance BV 3.5% 7/22/2031 (e)	EUR	800,000	868,210
EnBW International Finance BV 3.75% 11/20/2035 (e)	EUR	850,000	916,851
			2,639,522
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (d)		1,229,000	1,263,694
TOTAL UTILITIES			3,903,216

TOTAL GERMANY			70,580,248
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Azorra Finance Ltd 7.75% 4/15/2030 (d)		85,000	85,398
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 5.125% 1/15/2028 (d)		346,500	334,158
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (d)		66,000	62,205
TOTAL GUATEMALA			396,363
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 0.88% 9/9/2033 (b)(e)	EUR	395,000	379,971
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(e)		2,100,000	1,913,688
Prudential Funding Asia PLC 3.125% 4/14/2030		290,000	266,651

TOTAL HONG KONG			2,560,310
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		200,000	202,500
INDIA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Indian Railway Finance Corp Ltd 3.57% 1/21/2032 (d)		1,010,000	922,443
Power Finance Corp Ltd 1.841% 9/21/2028 (e)	EUR	2,400,000	2,348,166
Power Finance Corp Ltd 6.15% 12/6/2028 (d)		3,050,000	3,159,770
			6,430,379
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Greenko Dutch BV 3.85% 3/29/2026 (d)		179,000	171,392
TOTAL INDIA			6,601,771
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pertamina Persero PT 3.1% 8/27/2030 (d)		200,000	180,813
Materials - 0.0%
Metals & Mining - 0.0%
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 6.53% 11/15/2028 (d)		1,950,000	2,038,969
Utilities - 0.0%
Electric Utilities - 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 1.875% 11/5/2031 (d)	EUR	1,500,000	1,354,790
TOTAL INDONESIA			3,574,572
IRELAND - 0.2%
Financials - 0.1%
Banks - 0.0%
AIB Group PLC 4.625% 7/23/2029 (b)(e)	EUR	100,000	111,426
AIB Group PLC 5.25% 10/23/2031 (b)(e)	EUR	370,000	433,385
AIB Group PLC 6.608% 9/13/2029 (b)(d)		700,000	738,356
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(d)		665,000	678,297
Bank of Ireland Group PLC 6.253% 9/16/2026 (b)(d)		285,000	287,395
			2,248,859
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		15,349,000	14,672,393
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		12,340,000	11,523,068
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		4,640,000	4,117,236
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		4,282,000	4,257,795
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025		4,320,000	4,353,241
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (b)		150,000	155,539
			39,079,272
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		240,000	237,525
GGAM Finance Ltd 6.875% 4/15/2029 (d)		145,000	147,981
GGAM Finance Ltd 7.75% 5/15/2026 (d)		265,000	270,102
GGAM Finance Ltd 8% 2/15/2027 (d)		510,000	528,303
			1,183,911
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Cimpress PLC 7.375% 9/15/2032 (d)		150,000	150,306
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (d)		241,000	232,467
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (d)		19,073,000	17,735,091
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		3,477,000	3,434,080
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (d)		93,000	93,171
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (d)		2,325,000	2,383,783
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (d)		848,000	867,953
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		6,446,000	6,690,634
			31,437,179
TOTAL INDUSTRIALS			31,587,485

TOTAL IRELAND			74,099,527
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(e)		507,216	471,195
ITALY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Optics Bidco SpA 6.375% 11/15/2033 (d)		275,000	275,112
Telecom Italia Capital SA 6% 9/30/2034		89,000	87,203
Telecom Italia Capital SA 6.375% 11/15/2033		191,000	192,658
			554,973
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 5.95% 5/15/2054 (d)		710,000	721,473
Eni USA Inc 7.3% 11/15/2027		14,000	14,941
			736,414
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.95% 6/1/2042 (b)(d)		468,000	374,163
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)		10,048,000	10,079,929
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		465,000	495,557
Intesa Sanpaolo SpA 7.2% 11/28/2033 (d)		865,000	957,291
UniCredit SpA 1.982% 6/3/2027 (b)(d)		200,000	190,989
UniCredit SpA 3.127% 6/3/2032 (b)(d)		2,515,000	2,215,750
UniCredit SpA 5.861% 6/19/2032 (b)(d)		46,000	46,119
UniCredit SpA 7.296% 4/2/2034 (b)(d)		124,000	130,521
			14,490,319
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Kedrion SpA 6.5% 9/1/2029 (d)		989,000	939,471
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 2.5% 7/12/2031 (d)(g)		5,974,000	5,097,710
Enel Finance International NV 5.125% 6/26/2029 (d)		7,130,000	7,194,803
Enel Finance International NV 5.5% 6/26/2034 (d)		1,160,000	1,179,881
Enel Finance International NV 7.5% 10/14/2032 (d)		217,000	247,669
Enel SpA 3.375% (b)(e)(v)	EUR	335,000	350,570
			14,070,633
TOTAL ITALY			30,791,810
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Holdings Ltd 0% 12/31/2030 (d)(i)(j)(p)		173,160	12,917
Digicel Intermediate Holdings Ltd / Digicel International Finance Ltd / Difl US 12% 5/25/2027 pay-in-kind (b)		723,685	703,784
Digicel Midco Ltd / Difl US II LLC 10.5% 11/25/2028 pay-in-kind (b)		2,747,261	2,328,304

TOTAL JAMAICA			3,045,005
JAPAN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 5.136% 7/2/2031 (d)		250,000	254,402
Financials - 0.1%
Banks - 0.1%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)		465,000	441,625
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (b)		2,350,000	2,401,057
Mitsubishi UFJ Financial Group Inc 5.475% 2/22/2031 (b)		400,000	413,102
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)		3,000,000	3,058,433
Mizuho Financial Group Inc 5.748% 7/6/2034 (b)		200,000	208,990
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)		1,765,000	1,821,274
Norinchukin Bank/The 5.094% 10/16/2029 (d)		7,800,000	7,829,065
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029		6,100,000	6,244,117
Sumitomo Mitsui Financial Group Inc 5.424% 7/9/2031		1,500,000	1,541,537
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028		200,000	204,909
Sumitomo Mitsui Financial Group Inc 5.716% 9/14/2028		405,000	418,555
Sumitomo Mitsui Financial Group Inc 5.766% 1/13/2033		200,000	210,487
Sumitomo Mitsui Trust Bank Ltd 5.65% 3/9/2026 (d)		1,820,000	1,841,660
			26,634,811
Capital Markets - 0.0%
Nomura Holdings Inc 2.608% 7/14/2031		1,155,000	989,478
Nomura Holdings Inc 2.648% 1/16/2025		1,075,000	1,071,757
Nomura Holdings Inc 5.594% 7/2/2027		200,000	203,462
Nomura Holdings Inc 5.783% 7/3/2034		600,000	618,672
Nomura Holdings Inc U.S. SOFR Index + 1.25%, 6.0482% 7/2/2027 (b)(c)		3,000,000	3,027,636
			5,911,005
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030		2,616,000	2,282,154
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040		2,260,000	1,710,988
Takeda Pharmaceutical Co Ltd 3.175% 7/9/2050		308,000	211,965
Takeda Pharmaceutical Co Ltd 5.65% 7/5/2044		292,000	299,383
			4,504,490
TOTAL JAPAN			37,304,708
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		670,000	567,825
KazMunayGas National Co JSC 5.375% 4/24/2030 (e)		200,000	196,976

TOTAL KAZAKHSTAN			764,801
KOREA (SOUTH) - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Korea National Oil Corp 4.875% 4/3/2029 (d)		300,000	302,254
Financials - 0.0%
Banks - 0.0%
Export-Import Bank of Korea 5.125% 1/11/2033		515,000	530,399
Materials - 0.0%
Chemicals - 0.0%
Kraton Corp 5% 7/15/2027 (d)		3,000,000	3,020,572
TOTAL KOREA (SOUTH)			3,853,225
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)		2,175,000	1,647,623
SES GLOBAL Americas Holdings Inc 5.3% 3/25/2044 (d)		2,000,000	1,560,964
			3,208,587
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (d)		620,000	576,209
Intelsat Jackson Holdings SA 9.75% (d)(j)(m)		5,500,000	0
			576,209
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	3,716,100	1,355,204
Industrials - 0.0%
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/2030 (e)	EUR	950,000	993,723
Materials - 0.0%
Chemicals - 0.0%
INEOS Finance PLC 7.5% 4/15/2029 (d)		250,000	258,651
Real Estate - 0.0%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (e)	EUR	200,000	224,943
Real Estate Management & Development - 0.0%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (e)	EUR	2,355,000	2,292,043
Blackstone Property Partners Europe Holdings Sarl 2.625% 10/20/2028 (e)	GBP	350,000	402,650
Logicor Financing Sarl 0.875% 1/14/2031 (e)	EUR	400,000	360,916
Logicor Financing Sarl 4.25% 7/18/2029 (e)	EUR	600,000	652,527
P3 Group Sarl 4% 4/19/2032 (e)	EUR	400,000	430,256
			4,138,392
TOTAL REAL ESTATE			4,363,335

TOTAL LUXEMBOURG			10,755,709
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sands China Ltd 5.4% 8/8/2028 (g)		1,379,000	1,366,934
Wynn Macau Ltd 5.5% 1/15/2026 (d)		1,350,000	1,336,078

TOTAL MACAU			2,703,012
MEXICO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
FEL Energy VI SARL 5.75% 12/1/2040 (d)		175,336	162,077
Petroleos Mexicanos 10% 2/7/2033		588,000	625,485
Petroleos Mexicanos 3.625% 11/24/2025 (e)	EUR	860,000	892,901
Petroleos Mexicanos 4.75% 2/26/2029 (e)	EUR	3,000,000	2,956,258
Petroleos Mexicanos 4.875% 2/21/2028 (e)	EUR	253,000	255,661
Petroleos Mexicanos 5.35% 2/12/2028		90,000	83,357
Petroleos Mexicanos 5.95% 1/28/2031		5,652,000	4,853,627
Petroleos Mexicanos 6.35% 2/12/2048		218,000	149,766
Petroleos Mexicanos 6.5% 1/23/2029		990,000	934,006
Petroleos Mexicanos 6.5% 3/13/2027		33,697,000	32,875,804
Petroleos Mexicanos 6.7% 2/16/2032		6,035,000	5,347,614
Petroleos Mexicanos 6.75% 9/21/2047		11,150,000	7,971,135
Petroleos Mexicanos 6.84% 1/23/2030		2,867,000	2,653,767
Petroleos Mexicanos 6.875% 8/4/2026		176,000	174,921
Petroleos Mexicanos 7.69% 1/23/2050		24,510,000	19,196,477
			79,132,856
Industrials - 0.0%
Passenger Airlines - 0.0%
Mexico City Airport Trust 4.25% 10/31/2026 (d)		4,270,000	4,177,042
Mexico City Airport Trust 5.5% 10/31/2046 (d)		1,092,000	898,170
Mexico City Airport Trust 5.5% 7/31/2047 (d)		3,767,000	3,107,775
			8,182,987
Materials - 0.0%
Chemicals - 0.0%
Braskem Idesa SAPI 6.99% 2/20/2032 (d)		200,000	149,906
Metals & Mining - 0.0%
Southern Copper Corp 5.875% 4/23/2045		455,000	451,633
Utilities - 0.0%
Electric Utilities - 0.0%
Comision Federal de Electricidad 3.348% 2/9/2031 (d)		549,000	464,300
Comision Federal de Electricidad 4.688% 5/15/2029 (d)		2,277,000	2,163,901
Comision Federal de Electricidad 6.45% 1/24/2035 (d)		227,000	218,715
			2,846,916
Independent Power and Renewable Electricity Producers - 0.0%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041 (d)		358,000	357,517
TOTAL UTILITIES			3,204,433

TOTAL MEXICO			91,121,815
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (d)		269,000	234,283
OCP SA 6.75% 5/2/2034 (d)		2,395,000	2,477,891
OCP SA 7.5% 5/2/2054 (d)		290,000	300,240

TOTAL MOROCCO			3,012,414
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Corp Andina de Fomento 5% 1/24/2029		745,000	755,899
European Investment Bank 0.625% 1/22/2029 (e)	EUR	3,050,000	3,016,285
European Investment Bank 3% 11/15/2028 (e)	EUR	1,950,000	2,117,701

TOTAL MULTI-NATIONAL			5,889,885
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (e)	EUR	200,000	221,194
Entertainment - 0.0%
Universal Music Group NV 4% 6/13/2031 (e)	EUR	300,000	334,296
Media - 0.0%
VZ Secured Financing BV 5% 1/15/2032 (d)		2,441,000	2,181,377
Ziggo BV 4.875% 1/15/2030 (d)		115,000	106,218
			2,287,595
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (e)	EUR	200,000	228,469
Food Products - 0.0%
JDE Peet's NV 0.5% 1/16/2029 (e)	EUR	5,000,000	4,772,885
JDE Peet's NV 2.25% 9/24/2031 (d)		729,000	602,325
Viterra Finance BV 3.2% 4/21/2031 (d)		200,000	178,151
			5,553,361
TOTAL CONSUMER STAPLES			5,781,830

Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 2.47% 12/13/2029 (b)(d)		1,000,000	908,943
ABN AMRO Bank NV 3.875% 1/15/2032 (e)	EUR	600,000	659,116
ABN AMRO Bank NV 5.08% 12/3/2028 (b)(d)		1,100,000	1,102,442
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(d)		3,400,000	3,483,592
ABN AMRO Bank NV 6.575% 10/13/2026 (b)(d)		4,600,000	4,656,558
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(d)		665,000	647,216
Cooperatieve Rabobank UA 3.822% 7/26/2034 (e)	EUR	200,000	221,862
Cooperatieve Rabobank UA 4% 1/10/2030 (e)	EUR	500,000	555,631
Cooperatieve Rabobank UA 4.375% 8/4/2025		7,713,000	7,662,376
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 5.1998% 8/28/2026 (b)(c)		6,350,000	6,369,895
ING Groep NV 1.726% 4/1/2027 (b)		5,935,000	5,686,756
ING Groep NV 4.5% 5/23/2029 (b)(e)	EUR	700,000	775,922
ING Groep NV 4.75% 5/23/2034 (b)(e)	EUR	1,400,000	1,628,512
ING Groep NV 5.335% 3/19/2030 (b)		200,000	203,035
			34,561,856
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
IMCD NV 2.125% 3/31/2027 (e)	EUR	4,400,000	4,546,170
Transportation Infrastructure - 0.0%
Royal Schiphol Group NV 3.375% 9/17/2036 (e)	EUR	550,000	590,875
TOTAL INDUSTRIALS			5,137,045

Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 5.5% 8/15/2026 (d)		315,000	314,361
TOTAL NETHERLANDS			48,638,177
NEW ZEALAND - 0.0%
Financials - 0.0%
Banks - 0.0%
ASB Bank Ltd 2.375% 10/22/2031 (d)		200,000	171,442
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 7.875% 5/29/2030 (d)		200,000	196,500
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		305,000	312,282
TGS ASA 8.5% 1/15/2030 (d)(f)		2,500,000	2,562,878
			2,875,160
Oil, Gas & Consumable Fuels - 0.0%
Aker BP ASA 3.1% 7/15/2031 (d)		7,295,000	6,425,949
Aker BP ASA 5.125% 10/1/2034 (d)		315,000	304,759
Aker BP ASA 5.8% 10/1/2054 (d)		180,000	173,483
Aker BP ASA 6% 6/13/2033 (d)		250,000	257,928
Equinor ASA 3.7% 4/6/2050		920,000	727,156
Equinor ASA 3.95% 5/15/2043		300,000	257,695
Var Energi ASA 5% 5/18/2027 (d)		5,410,000	5,393,646
			13,540,616
TOTAL ENERGY			16,415,776

Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (b)(e)	EUR	300,000	291,775
DNB Bank ASA 4.853% 11/5/2030 (b)(d)		900,000	902,247
			1,194,022
TOTAL NORWAY			17,609,798
PANAMA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 6.875% 9/15/2027 (d)		200,000	198,405
PARAGUAY - 0.0%
Industrials - 0.0%
Construction & Engineering - 0.0%
Bioceanico Sovereign Certificate Ltd 0% 6/5/2034 (d)(i)(p)		126,736	98,398
POLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (e)	EUR	775,000	743,561
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(e)	EUR	500,000	528,718
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)		490,000	402,213
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)		533,986	558,187
SAUDI ARABIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Saudi Arabian Oil Co 5.25% 7/17/2034 (d)		3,000,000	3,017,490
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		3,525,000	3,542,625
TMS Issuer Sarl 5.78% 8/23/2032 (e)		1,160,000	1,189,363
			4,731,988
TOTAL SAUDI ARABIA			7,749,478
SINGAPORE - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Project Infinity 5% 9/13/2027 (j)		443,000	459,081
SLOVENIA - 0.0%
Communication Services - 0.0%
Media - 0.0%
United Group BV 3.625% 2/15/2028 (e)	EUR	2,000,000	2,042,212
United Group BV 5.25% 2/1/2030 (d)	EUR	2,900,000	2,999,652

TOTAL SLOVENIA			5,041,864
SOUTH AFRICA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		810,000	779,625
Metals & Mining - 0.0%
Anglo American Capital PLC 4.75% 3/16/2052 (d)		417,000	367,063
Anglo American Capital PLC 5.5% 5/2/2033 (d)		215,000	218,440
Anglo American Capital PLC 5.625% 4/1/2030 (d)		323,000	332,280
			917,783
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (d)		1,298,000	1,295,573
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (e)		213,000	212,602
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (d)		671,000	702,664
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (e)		3,249,000	3,402,321
			5,613,160
TOTAL SOUTH AFRICA			7,310,568
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA 1.75% 10/23/2030 (e)	EUR	5,500,000	5,390,729
Financials - 0.1%
Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA 5.381% 3/13/2029		1,800,000	1,832,016
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		800,000	815,924
Banco Santander SA 3.49% 5/28/2030		1,000,000	919,184
Banco Santander SA 4.175% 3/24/2028 (b)		8,000,000	7,856,915
Banco Santander SA 5.365% 7/15/2028 (b)		4,000,000	4,040,949
Banco Santander SA 5.439% 7/15/2031		4,400,000	4,487,424
Banco Santander SA 5.538% 3/14/2030 (b)		2,000,000	2,032,069
Banco Santander SA 5.552% 3/14/2028 (b)		8,400,000	8,497,528
Banco Santander SA 5.588% 8/8/2028		1,400,000	1,432,962
CaixaBank SA 3.625% 9/19/2032 (b)(e)	EUR	1,700,000	1,823,835
CaixaBank SA 5.673% 3/15/2030 (b)(d)		400,000	406,973
CaixaBank SA 6.25% 2/23/2033 (b)(e)	EUR	500,000	569,037
CaixaBank SA 6.684% 9/13/2027 (b)(d)		265,000	272,395
			34,987,211
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)		793,000	723,492
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (e)	EUR	400,000	443,205
TOTAL HEALTH CARE			1,166,697

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA 3.375% 11/27/2026 (e)	GBP	500,000	614,133
TOTAL SPAIN			42,158,770
SWEDEN - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Asmodee Group AB 3 month EURIBOR + 3.75%, 0% 12/15/2029 (b)(c)(d)	EUR	500,000	528,375
Asmodee Group AB 5.75% 12/15/2029 (d)(f)	EUR	2,100,000	2,219,176
			2,747,551
Financials - 0.0%
Banks - 0.0%
Svenska Handelsbanken AB 5.5% 6/15/2028 (d)		943,000	962,724
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden AB 4.375% 3/6/2027 (e)	EUR	800,000	788,336
Samhallsbyggnadsbolaget i Norden AB 2.25% 8/12/2027 (e)(g)	EUR	400,000	330,542
			1,118,878
TOTAL SWEDEN			4,829,153
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032		25,000	28,319
UBS AG/Stamford CT 2.95% 4/9/2025		997,000	991,019
UBS AG/Stamford CT 3.7% 2/21/2025		652,000	650,110
UBS AG/Stamford CT 5% 7/9/2027		500,000	504,042
UBS AG/Stamford CT 7.95% 1/9/2025		500,000	501,358
UBS Group AG 1.305% 2/2/2027 (b)(d)		500,000	478,841
UBS Group AG 2.125% 11/15/2029 (b)(e)	GBP	700,000	798,939
UBS Group AG 3.091% 5/14/2032 (b)(d)		9,800,000	8,695,971
UBS Group AG 3.126% 8/13/2030 (b)(d)		2,640,000	2,431,445
UBS Group AG 4.125% 6/9/2033 (b)(e)	EUR	1,060,000	1,182,734
UBS Group AG 4.125% 9/24/2025 (d)		387,000	385,003
UBS Group AG 4.194% 4/1/2031 (b)(d)		12,540,000	12,034,726
UBS Group AG 4.282% 1/9/2028 (d)		430,000	424,052
UBS Group AG 4.55% 4/17/2026		3,490,000	3,483,642
UBS Group AG 4.75% 3/17/2032 (b)(e)	EUR	1,880,000	2,159,047
UBS Group AG 4.751% 5/12/2028 (b)(d)		937,000	933,904
UBS Group AG 4.875% 5/15/2045		500,000	469,131
UBS Group AG 5.379% 9/6/2045 (b)(d)		500,000	495,660
UBS Group AG 5.617% 9/13/2030 (b)(d)		1,040,000	1,065,541
UBS Group AG 6.246% 9/22/2029 (b)(d)		10,600,000	11,086,628
			48,800,112
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (b)(e)		3,225,000	3,216,938
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)		1,200,000	1,191,324
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(e)		900,000	781,856
			5,190,118
TOTAL FINANCIALS			53,990,230

Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		182,000	182,162
TOTAL SWITZERLAND			54,172,392
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
TSMC Arizona Corp 2.5% 10/25/2031		702,000	611,891
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		405,000	411,723
TURKEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Turkiye Varlik Fonu Yonetimi AS 8.25% 2/14/2029 (e)		200,000	210,125
UNITED ARAB EMIRATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 4.25% 9/11/2029 (d)		3,800,000	3,698,350
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (e)		464,574	401,987
			4,100,337
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Ltd/United Arab Emirates 2.375% 9/25/2026 (d)	EUR	1,430,000	1,484,707
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4.375% 10/9/2031 (d)		11,000,000	10,642,500
TOTAL UNITED ARAB EMIRATES			16,227,544
UNITED KINGDOM - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Virgin Media Finance PLC 5% 7/15/2030 (d)		270,000	230,287
Media - 0.0%
Virgin Media Secured Finance PLC 4.25% 1/15/2030 (e)	GBP	2,800,000	3,104,050
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (d)		175,000	166,116
			3,270,166
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4% 1/31/2029 (e)	GBP	1,470,000	1,669,423
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		495,000	429,113
Vodafone Group PLC 4.875% 10/3/2078 (b)(e)	GBP	600,000	757,998
Vodafone Group PLC 5.75% 6/28/2054		350,000	351,292
			3,207,826
TOTAL COMMUNICATION SERVICES			6,708,279

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 5.15% 3/17/2030 (d)		185,000	182,319
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		35,000	36,192
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)		100,000	105,507
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (d)		130,000	136,615
			460,633
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (e)	GBP	120,000	118,404
John Lewis PLC 6.125% 1/21/2025	GBP	1,616,000	2,057,110
Marks & Spencer PLC 4.5% 7/10/2027 (e)(g)	GBP	1,000,000	1,228,815
			3,404,329
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC 3.25% 9/16/2033 (e)	EUR	575,000	617,410
InterContinental Hotels Group PLC 3.375% 10/8/2028 (e)	GBP	485,000	580,309
Whitbread Group PLC 2.375% 5/31/2027 (e)	GBP	720,000	855,173
			2,052,892
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (e)	GBP	1,015,000	1,039,386
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		5,700,000	5,707,125
TOTAL CONSUMER DISCRETIONARY			12,664,365

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.0%
Bellis Acquisition Co PLC 8.125% 5/14/2030 (d)	GBP	190,000	235,074
Bellis Finco PLC 4% 2/16/2027 (d)	GBP	9,000,000	10,805,192
Tesco Corporate Treasury Services PLC 2.75% 4/27/2030 (e)	GBP	615,000	700,989
			11,741,255
Food Products - 0.0%
Mead Johnson Nutrition Co 4.6% 6/1/2044		29,000	26,292
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (e)	EUR	440,000	488,132
Tobacco - 0.2%
BAT Capital Corp 2.125% 8/15/2025 (e)	GBP	124,000	154,486
BAT Capital Corp 2.259% 3/25/2028		1,008,000	930,167
BAT Capital Corp 3.557% 8/15/2027		2,939,000	2,853,273
BAT Capital Corp 4.39% 8/15/2037		6,644,000	5,929,987
BAT Capital Corp 4.54% 8/15/2047		1,030,000	855,032
BAT Capital Corp 4.7% 4/2/2027		425,000	424,548
BAT Capital Corp 4.758% 9/6/2049		700,000	595,232
BAT Capital Corp 5.282% 4/2/2050		737,000	681,091
BAT Capital Corp 5.65% 3/16/2052		940,000	902,459
BAT Capital Corp 5.834% 2/20/2031		1,290,000	1,343,134
BAT Capital Corp 6.343% 8/2/2030		1,270,000	1,350,169
BAT Capital Corp 7.081% 8/2/2053		2,102,000	2,408,075
BAT International Finance PLC 4.125% 4/12/2032 (e)	EUR	1,460,000	1,594,919
BAT International Finance PLC 4.448% 3/16/2028		8,700,000	8,628,587
BAT International Finance PLC 5.931% 2/2/2029		395,000	410,793
Imperial Brands Finance PLC 5.875% 7/1/2034 (d)		2,400,000	2,435,904
Reynolds American Inc 5.85% 8/15/2045		1,078,000	1,065,880
			32,563,736
TOTAL CONSUMER STAPLES			44,819,415

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
eG Global Finance PLC 11% 11/30/2028 (d)	EUR	3,800,000	4,456,488
eG Global Finance PLC 12% 11/30/2028 (d)		2,500,000	2,802,477
			7,258,965
Financials - 0.7%
Banks - 0.6%
Barclays PLC 2.645% 6/24/2031 (b)		2,865,000	2,521,241
Barclays PLC 2.667% 3/10/2032 (b)		8,625,000	7,450,212
Barclays PLC 2.852% 5/7/2026 (b)		10,143,000	10,045,980
Barclays PLC 4.836% 5/9/2028		6,667,000	6,597,827
Barclays PLC 4.942% 9/10/2030 (b)		2,650,000	2,626,427
Barclays PLC 4.972% 5/16/2029 (b)		15,000,000	14,996,425
Barclays PLC 5.088% 6/20/2030 (b)		13,438,000	13,259,064
Barclays PLC 5.2% 5/12/2026		1,701,000	1,702,489
Barclays PLC 5.262% 1/29/2034 (b)(e)	EUR	960,000	1,138,361
Barclays PLC 5.335% 9/10/2035 (b)		11,000,000	10,852,015
Barclays PLC 5.501% 8/9/2028 (b)		445,000	450,560
Barclays PLC 5.69% 3/12/2030 (b)		300,000	306,152
Barclays PLC 6.496% 9/13/2027 (b)		600,000	615,011
Barclays PLC 6.692% 9/13/2034 (b)		2,900,000	3,152,627
Barclays PLC 7.385% 11/2/2028 (b)		620,000	659,756
Barclays PLC 7.437% 11/2/2033 (b)		2,720,000	3,069,160
Barclays PLC 8.407% 11/14/2032 (b)(e)	GBP	400,000	544,368
HSBC Holdings PLC 2.013% 9/22/2028 (b)		3,943,000	3,644,006
HSBC Holdings PLC 2.206% 8/17/2029 (b)		3,380,000	3,057,495
HSBC Holdings PLC 2.804% 5/24/2032 (b)		4,586,000	3,959,834
HSBC Holdings PLC 2.871% 11/22/2032 (b)		1,038,000	897,066
HSBC Holdings PLC 3.973% 5/22/2030 (b)		1,811,000	1,730,369
HSBC Holdings PLC 4.787% 3/10/2032 (b)(e)	EUR	710,000	816,771
HSBC Holdings PLC 4.856% 5/23/2033 (b)(e)	EUR	900,000	1,049,269
HSBC Holdings PLC 5.21% 8/11/2028 (b)		358,000	360,391
HSBC Holdings PLC 5.286% 11/19/2030 (b)		2,320,000	2,336,013
HSBC Holdings PLC 5.597% 5/17/2028 (b)		5,600,000	5,680,314
HSBC Holdings PLC 5.733% 5/17/2032 (b)		645,000	663,315
HSBC Holdings PLC 5.874% 11/18/2035 (b)		1,140,000	1,146,480
HSBC Holdings PLC 5.887% 8/14/2027 (b)		2,285,000	2,319,941
HSBC Holdings PLC 6.161% 3/9/2029 (b)		24,300,000	25,166,398
HSBC Holdings PLC 6.8% 9/14/2031 (b)	GBP	240,000	328,433
HSBC Holdings PLC 7.39% 11/3/2028 (b)		1,300,000	1,385,140
HSBC Holdings PLC 8.201% 11/16/2034 (b)(e)	GBP	550,000	768,840
Lloyds Banking Group PLC 1.627% 5/11/2027 (b)		520,000	496,258
Lloyds Banking Group PLC 1.985% 12/15/2031 (b)	GBP	665,000	794,190
Lloyds Banking Group PLC 4.5% 1/11/2029 (b)(e)	EUR	350,000	387,468
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(e)	EUR	870,000	994,610
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)		10,050,000	10,098,247
Lloyds Banking Group PLC 5.462% 1/5/2028 (b)		200,000	202,267
Lloyds Banking Group PLC 5.679% 1/5/2035 (b)		200,000	204,288
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)		590,000	606,070
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)		1,365,000	1,401,912
Lloyds Banking Group PLC 5.985% 8/7/2027 (b)		1,000,000	1,016,435
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 5.6295% 11/26/2028 (b)(c)		10,050,000	10,059,487
NatWest Group PLC 3.073% 5/22/2028 (b)		5,999,000	5,748,567
NatWest Group PLC 3.622% 8/14/2030 (b)(e)	GBP	1,900,000	2,394,564
NatWest Group PLC 4.771% 2/16/2029 (b)(e)	EUR	800,000	891,659
NatWest Group PLC 4.964% 8/15/2030 (b)		1,462,000	1,457,302
NatWest Group PLC 5.076% 1/27/2030 (b)		400,000	400,211
NatWest Group PLC 5.808% 9/13/2029 (b)		240,000	246,713
NatWest Group PLC 5.847% 3/2/2027 (b)		700,000	707,558
NatWest Group PLC 7.416% 6/6/2033 (b)(e)	GBP	450,000	602,603
NatWest Markets PLC 5.41% 5/17/2029 (d)		1,750,000	1,792,115
Santander UK Group Holdings PLC 1.673% 6/14/2027 (b)		1,260,000	1,195,944
Santander UK Group Holdings PLC 2.896% 3/15/2032 (b)		490,000	429,730
Santander UK Group Holdings PLC 4.858% 9/11/2030 (b)		9,595,000	9,429,456
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)		200,000	208,370
Santander UK Group Holdings PLC 6.833% 11/21/2026 (b)		1,100,000	1,117,463
Standard Chartered Bank/New York 4.853% 12/3/2027		13,800,000	13,848,605
Standard Chartered PLC 1.456% 1/14/2027 (b)(d)		200,000	192,037
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)		5,900,000	5,855,764
Standard Chartered PLC 5.688% 5/14/2028 (b)(d)		340,000	345,118
Standard Chartered PLC 5.905% 5/14/2035 (b)(d)		665,000	685,431
Standard Chartered PLC 6.187% 7/6/2027 (b)(d)		700,000	712,560
Standard Chartered PLC 6.301% 1/9/2029 (b)(d)		297,000	307,743
Standard Chartered PLC 7.018% 2/8/2030 (b)(d)		400,000	427,911
Standard Chartered PLC 7.767% 11/16/2028 (b)(d)		641,000	688,968
Virgin Money UK PLC 7.625% 8/23/2029 (b)(e)	GBP	900,000	1,239,386
			212,484,760
Capital Markets - 0.0%
Marex Group PLC 6.404% 11/4/2029		5,900,000	5,965,854
Financial Services - 0.1%
British Awys Pass Thru Tr 2018-1aa equipment trust certificate 3.8% 3/20/2033 (d)		13,332	12,840
LSEG US Finance Corp 4.875% 3/28/2027 (d)		300,000	301,096
Nationwide Building Society 2.972% 2/16/2028 (b)(d)		210,000	201,130
Nationwide Building Society 5.127% 7/29/2029 (d)		297,000	300,078
Zegona Finance PLC 6.75% 7/15/2029 (d)	EUR	5,675,000	6,364,377
			7,179,521
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (e)	GBP	400,000	573,689
TOTAL FINANCIALS			226,203,824

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC 5.15% 3/20/2027		250,000	252,381
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)		500,000	461,078
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 4.875% 3/3/2033		430,000	434,479
TOTAL HEALTH CARE			1,147,938

Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)		3,462,000	3,238,670
BAE Systems PLC 5.25% 3/26/2031 (d)		824,000	840,323
Rolls-Royce PLC 5.75% 10/15/2027 (d)		965,000	982,063
			5,061,056
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (e)	EUR	750,000	795,599
Passenger Airlines - 0.0%
British Airways 2018-1 Class A Pass Through Trust equipment trust certificate 4.125% 3/20/2033 (d)		39,759	37,179
British Airways 2019-1 Class AA Pass Through Trust equipment trust certificate 3.3% 6/15/2034 (d)		12,701	11,757
British Airways 2019-1 Class AA Pass Through Trust equipment trust certificate 3.35% 12/15/2030 (d)		23,931	22,523
			71,459
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (e)	GBP	600,000	745,338
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (e)	GBP	700,000	891,325
TOTAL INDUSTRIALS			7,564,777

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)		225,000	239,247
Containers & Packaging - 0.0%
DS Smith PLC 2.875% 7/26/2029 (e)	GBP	1,700,000	1,966,481
TOTAL MATERIALS			2,205,728

Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (e)	GBP	300,000	377,723
Real Estate Management & Development - 0.0%
Tritax EuroBox PLC 0.95% 6/2/2026 (e)	EUR	780,000	800,162
TOTAL REAL ESTATE			1,177,885

Utilities - 0.0%
Electric Utilities - 0.0%
NGG Finance PLC 2.125% 9/5/2082 (b)(e)	EUR	1,050,000	1,064,033
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (e)	EUR	575,000	617,567
			1,681,600
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.5% 10/16/2030 (e)	EUR	600,000	638,590
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		195,000	195,221
Water Utilities - 0.0%
Anglian Water Services Financing PLC 5.875% 6/20/2031 (e)	GBP	315,000	402,954
Anglian Water Services Financing PLC 6.25% 9/12/2044 (e)	GBP	475,000	594,681
Anglian Water Services Financing PLC 6.293% 7/30/2030 (e)	GBP	550,000	714,879
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (e)	GBP	210,000	250,908
Southern Water Services Finance Ltd 2.375% 5/28/2028 (e)	GBP	490,000	484,832
SW Finance I PLC 7.375% 12/12/2041 (e)	GBP	240,000	256,899
Thames Water Utilities Finance PLC 4.375% 1/18/2031 (e)	EUR	400,000	325,511
Thames Water Utilities Finance PLC 6.5% 2/9/2032	GBP	200,000	204,127
Thames Water Utilities Ltd 9.75% 4/30/2028 (f)(j)	GBP	383,000	455,671
			3,690,462
TOTAL UTILITIES			6,205,873

TOTAL UNITED KINGDOM			315,957,049
UNITED STATES - 10.4%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.2%
AT&T Inc 1.65% 2/1/2028		3,563,000	3,252,437
AT&T Inc 2.55% 12/1/2033		5,728,000	4,720,419
AT&T Inc 3.5% 6/1/2041		5,306,000	4,244,190
AT&T Inc 3.5% 9/15/2053		3,113,000	2,224,491
AT&T Inc 3.55% 9/15/2055		3,279,000	2,330,172
AT&T Inc 3.65% 6/1/2051		579,000	429,477
AT&T Inc 3.65% 9/15/2059		8,930,000	6,317,084
AT&T Inc 3.8% 12/1/2057		29,003,000	21,344,278
AT&T Inc 4.3% 2/15/2030		3,709,000	3,635,177
AT&T Inc 4.5% 3/9/2048		153,000	133,208
AT&T Inc 4.5% 5/15/2035		1,980,000	1,881,470
AT&T Inc 4.75% 5/15/2046		5,130,000	4,664,454
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		10,000	9,387
Cogent Communications Group LLC 3.5% 5/1/2026 (d)		165,000	159,986
Cogent Communications Group LLC 7% 6/15/2027 (d)		255,000	258,785
Embarq Corp 7.995% 6/1/2036		119,000	58,781
Frontier Communications Holdings LLC 5% 5/1/2028 (d)		3,160,000	3,128,007
Frontier Communications Holdings LLC 5.875% 10/15/2027 (d)		347,000	347,414
Frontier Communications Holdings LLC 5.875% 11/1/2029		2,875,000	2,879,221
Frontier Communications Holdings LLC 8.625% 3/15/2031 (d)		880,000	947,923
Level 3 Financing Inc 10% 10/15/2032 (d)		1,450,000	1,446,506
Level 3 Financing Inc 10.5% 4/15/2029 (d)		1,600,000	1,790,012
Level 3 Financing Inc 10.75% 12/15/2030 (d)		2,900,000	3,262,500
Level 3 Financing Inc 11% 11/15/2029 (d)		2,704,243	3,072,768
Level 3 Financing Inc 3.875% 10/15/2030 (d)		230,000	183,425
Level 3 Financing Inc 4.5% 4/1/2030 (d)		1,725,000	1,442,029
Level 3 Financing Inc 4.875% 6/15/2029 (d)		166,000	145,027
Lumen Technologies Inc 4.125% 4/15/2029 (d)		284,380	257,009
Lumen Technologies Inc 4.125% 4/15/2030 (d)		284,408	250,968
Lumen Technologies Inc 4.125% 4/15/2030 (d)		177,467	156,601
Sprint Capital Corp 6.875% 11/15/2028		304,000	326,378
Sprint Capital Corp 8.75% 3/15/2032		555,000	674,458
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC 5.152% 9/20/2029 (d)		8,858,500	8,912,060
Verizon Communications Inc 1.68% 10/30/2030		154,000	129,375
Verizon Communications Inc 1.75% 1/20/2031		1,054,000	881,703
Verizon Communications Inc 2.355% 3/15/2032		7,209,000	6,083,290
Verizon Communications Inc 2.65% 11/20/2040		1,515,000	1,080,474
Verizon Communications Inc 2.875% 11/20/2050		35,000	22,793
Verizon Communications Inc 3.4% 3/22/2041		5,565,000	4,388,658
Verizon Communications Inc 3.7% 3/22/2061		620,000	450,150
Verizon Communications Inc 3.75% 2/28/2036	EUR	350,000	383,769
Verizon Communications Inc 4.016% 12/3/2029		1,412,000	1,370,154
Verizon Communications Inc 4.78% 2/15/2035 (d)		619,000	603,555
			100,280,023
Entertainment - 0.0%
Cinemark USA Inc 5.25% 7/15/2028 (d)		314,000	306,969
Cinemark USA Inc 5.875% 3/15/2026 (d)		174,000	174,000
Live Nation Entertainment Inc 4.75% 10/15/2027 (d)		432,000	422,872
Live Nation Entertainment Inc 5.625% 3/15/2026 (d)		49,000	48,864
Live Nation Entertainment Inc 6.5% 5/15/2027 (d)		403,000	408,942
Netflix Inc 4.375% 11/15/2026		165,000	164,776
Netflix Inc 5.375% 11/15/2029 (d)		518,000	533,123
ROBLOX Corp 3.875% 5/1/2030 (d)		280,000	254,491
Take-Two Interactive Software Inc 3.7% 4/14/2027		180,000	176,126
Take-Two Interactive Software Inc 5.6% 6/12/2034		1,045,000	1,077,036
			3,567,199
Interactive Media & Services - 0.0%
Meta Platforms Inc 4.65% 8/15/2062		1,671,000	1,508,027
Meta Platforms Inc 4.75% 8/15/2034		4,000,000	3,998,932
Meta Platforms Inc 5.4% 8/15/2054		860,000	878,078
Meta Platforms Inc 5.55% 8/15/2064		352,000	363,427
Meta Platforms Inc 5.6% 5/15/2053		923,000	970,953
Meta Platforms Inc 5.75% 5/15/2063		217,000	230,494
			7,949,911
Media - 0.5%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		245,000	234,708
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		1,850,000	1,656,621
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,391,000	2,112,554
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)		619,000	563,305
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		695,000	625,404
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)		3,065,000	2,848,010
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029		5,888,000	5,234,319
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		1,788,000	1,444,420
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031		625,000	535,973
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042		408,000	288,800
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041		394,000	282,719
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		993,000	658,208
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052		9,864,000	6,711,405
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		4,217,000	3,329,076
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		1,400,000	1,387,238
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049		94,000	77,142
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		93,000	78,745
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		26,432,000	22,577,115
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		4,171,000	4,291,342
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035		2,360,000	2,427,193
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		3,445,000	3,386,780
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		5,266,000	5,520,372
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (d)		705,000	688,094
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (d)		59,000	54,340
Comcast Corp 1.95% 1/15/2031		119,000	101,139
Comcast Corp 2.65% 8/15/2062		257,000	145,416
Comcast Corp 2.8% 1/15/2051		1,480,000	942,497
Comcast Corp 2.887% 11/1/2051		1,247,000	805,952
Comcast Corp 2.937% 11/1/2056		1,949,000	1,223,121
Comcast Corp 2.987% 11/1/2063		1,813,000	1,100,129
Comcast Corp 3.45% 2/1/2050		123,000	89,461
Comcast Corp 3.75% 4/1/2040		4,161,000	3,488,601
Comcast Corp 3.9% 3/1/2038		435,000	378,590
Comcast Corp 3.969% 11/1/2047		32,000	25,771
Comcast Corp 3.999% 11/1/2049		3,000	2,417
Comcast Corp 4% 3/1/2048		150,000	121,235
Comcast Corp 4.049% 11/1/2052		216,000	173,379
Comcast Corp 4.25% 10/15/2030		435,000	424,874
Comcast Corp 4.4% 8/15/2035		112,000	106,248
Comcast Corp 4.65% 2/15/2033		81,000	79,967
Comcast Corp 5.3% 6/1/2034		240,000	246,237
Comcast Corp 5.35% 5/15/2053		2,467,000	2,428,281
Comcast Corp 5.5% 5/15/2064		2,341,000	2,331,468
Cox Communications Inc 5.45% 9/15/2028 (d)		7,220,000	7,376,452
Cox Enterprises Inc 7.375% 7/15/2027 (d)		1,945,000	2,048,699
CSC Holdings LLC 11.75% 1/31/2029 (d)		349,000	346,161
CSC Holdings LLC 4.5% 11/15/2031 (d)		220,000	165,120
CSC Holdings LLC 5.375% 2/1/2028 (d)		399,000	347,584
CSC Holdings LLC 5.75% 1/15/2030 (d)		193,000	115,402
CSC Holdings LLC 6.5% 2/1/2029 (d)		2,976,000	2,551,992
CSC Holdings LLC 7.5% 4/1/2028 (d)		340,000	245,752
Diamond Sports Group LLC / Diamond Sports Finance Co 5.375% (d)(m)		5,100,000	25,245
Diamond Sports Group LLC / Diamond Sports Finance Co 6.625% (d)(m)		1,000,000	4,950
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (d)		310,000	304,628
Discovery Communications LLC 3.625% 5/15/2030		4,338,000	3,923,458
Discovery Communications LLC 4.125% 5/15/2029		189,000	178,648
DISH DBS Corp 5.125% 6/1/2029		1,100,000	728,494
DISH DBS Corp 5.25% 12/1/2026 (d)		526,000	483,525
DISH DBS Corp 5.75% 12/1/2028 (d)		53,000	46,192
DISH DBS Corp 7.375% 7/1/2028		475,000	359,236
DISH DBS Corp 7.75% 7/1/2026		550,000	473,025
DISH Network Corp 11.75% 11/15/2027 (d)		5,193,000	5,517,148
Gray Television Inc 10.5% 7/15/2029 (d)		285,000	290,043
Gray Television Inc 4.75% 10/15/2030 (d)		161,000	95,113
Gray Television Inc 5.375% 11/15/2031 (d)		63,000	37,512
Iheartcommunications Inc 4.75% 1/15/2028 (d)		180,000	118,800
Iheartcommunications Inc 5.25% 8/15/2027 (d)		127,000	90,805
Iheartcommunications Inc 6.375% 5/1/2026		384,414	333,479
Iheartcommunications Inc 8.375% 5/1/2027		166,361	96,905
Lamar Media Corp 3.75% 2/15/2028		27,000	25,616
Lamar Media Corp 4% 2/15/2030		157,000	145,203
Lamar Media Corp 4.875% 1/15/2029		195,000	189,796
News Corp 3.875% 5/15/2029 (d)		190,000	178,449
Nexstar Media Inc 4.75% 11/1/2028 (d)		196,000	185,073
Nexstar Media Inc 5.625% 7/15/2027 (d)		784,000	772,623
Outfront Media Capital LLC / Outfront Media Capital Corp 4.25% 1/15/2029 (d)		255,000	240,485
Outfront Media Capital LLC / Outfront Media Capital Corp 5% 8/15/2027 (d)		112,000	110,459
Paramount Global 2.9% 1/15/2027		686,000	657,419
Paramount Global 3.375% 2/15/2028		190,000	179,178
Paramount Global 3.7% 10/4/2026		273,000	262,460
Paramount Global 4.375% 3/15/2043		92,000	70,744
Paramount Global 4.6% 1/15/2045		65,000	50,611
Paramount Global 4.9% 8/15/2044		43,000	33,958
Paramount Global 5.25% 4/1/2044		54,000	44,712
Paramount Global 5.85% 9/1/2043		233,000	212,117
Paramount Global 6.375% 3/30/2062 (b)		68,000	65,580
Scripps Escrow II Inc 3.875% 1/15/2029 (d)		347,000	248,737
Scripps Escrow Inc 5.875% 7/15/2027 (d)		36,000	27,472
Sinclair Television Group Inc 4.125% 12/1/2030 (d)		163,000	126,747
Sirius XM Radio Inc 4% 7/15/2028 (d)		590,000	553,967
Sirius XM Radio Inc 4.125% 7/1/2030 (d)		645,000	581,945
Sirius XM Radio Inc 5% 8/1/2027 (d)		788,000	774,364
Sirius XM Radio Inc 5.5% 7/1/2029 (d)		1,563,000	1,527,536
Stagwell Global LLC 5.625% 8/15/2029 (d)		340,000	327,809
TEGNA Inc 4.625% 3/15/2028		256,000	243,355
TEGNA Inc 4.75% 3/15/2026 (d)		225,000	222,742
TEGNA Inc 5% 9/15/2029		365,000	344,967
Time Warner Cable LLC 5.5% 9/1/2041		6,345,000	5,587,002
Time Warner Cable LLC 5.875% 11/15/2040		2,165,000	1,998,866
Time Warner Cable LLC 6.55% 5/1/2037		8,522,000	8,467,691
Time Warner Cable LLC 7.3% 7/1/2038		6,393,000	6,734,694
Univision Communications Inc 7.375% 6/30/2030 (d)		420,000	404,899
Univision Communications Inc 8% 8/15/2028 (d)		1,780,000	1,816,367
Warnermedia Holdings Inc 3.755% 3/15/2027		3,690,000	3,573,798
Warnermedia Holdings Inc 4.054% 3/15/2029		1,189,000	1,124,752
Warnermedia Holdings Inc 4.279% 3/15/2032		12,010,000	10,837,531
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	625,000	682,870
Warnermedia Holdings Inc 5.05% 3/15/2042		16,236,000	13,717,575
Warnermedia Holdings Inc 5.141% 3/15/2052		14,022,000	11,271,662
			182,154,865
Wireless Telecommunication Services - 0.1%
Sprint LLC 7.625% 3/1/2026		1,267,000	1,299,310
T-Mobile USA Inc 2.625% 2/15/2029		275,000	252,333
T-Mobile USA Inc 2.625% 4/15/2026		4,020,000	3,909,212
T-Mobile USA Inc 3% 2/15/2041		3,650,000	2,723,874
T-Mobile USA Inc 3.375% 4/15/2029		2,445,000	2,304,163
T-Mobile USA Inc 3.4% 10/15/2052		520,000	369,004
T-Mobile USA Inc 3.875% 4/15/2030		25,048,000	23,931,671
T-Mobile USA Inc 4.7% 1/15/2035		10,510,000	10,192,191
T-Mobile USA Inc 4.85% 1/15/2029		300,000	301,621
T-Mobile USA Inc 5.05% 7/15/2033		1,543,000	1,547,656
T-Mobile USA Inc 5.2% 1/15/2033		1,087,000	1,099,696
T-Mobile USA Inc 5.75% 1/15/2034		217,000	227,702
T-Mobile USA Inc 5.75% 1/15/2054		650,000	669,399
United States Cellular Corp 6.7% 12/15/2033		667,000	722,558
			49,550,390
TOTAL COMMUNICATION SERVICES			343,502,388

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Adient Global Holdings Ltd 4.875% 8/15/2026 (d)		2,200,000	2,176,387
Adient Global Holdings Ltd 7% 4/15/2028 (d)		493,000	504,164
American Axle & Manufacturing Inc 5% 10/1/2029		160,000	148,716
American Axle & Manufacturing Inc 6.5% 4/1/2027		59,000	58,986
American Axle & Manufacturing Inc 6.875% 7/1/2028		346,000	345,842
Aptiv PLC / Aptiv Global Financing DAC 4.65% 9/13/2029		1,410,000	1,380,257
Aptiv PLC / Aptiv Global Financing DAC 5.15% 9/13/2034		225,000	216,166
Aptiv PLC / Aptiv Global Financing DAC 6.875% 12/15/2054 (b)		1,365,000	1,325,870
Clarios Global LP / Clarios US Finance Co 6.25% 5/15/2026 (d)		382,000	382,261
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)		105,000	107,583
Cooper-Standard Automotive Inc 10.625% 5/15/2027 pay-in-kind (b)(d)		143,968	120,296
Cooper-Standard Automotive Inc 13.5% 3/31/2027 pay-in-kind (b)(d)		202,568	214,561
Dana Financing Luxembourg Sarl 5.75% 4/15/2025 (d)		60,000	60,023
Dana Inc 4.5% 2/15/2032		115,000	101,087
Dana Inc 5.625% 6/15/2028		637,000	633,669
EquipmentShare.com Inc 8.625% 5/15/2032 (d)		285,000	298,610
Goodyear Tire & Rubber Co/The 5% 7/15/2029		340,000	318,278
Goodyear Tire & Rubber Co/The 5.25% 4/30/2031		482,000	442,004
Goodyear Tire & Rubber Co/The 5.25% 7/15/2031		117,000	107,651
Goodyear Tire & Rubber Co/The 9.5% 5/31/2025		6,000	6,045
Hertz Corp/The 4.625% 12/1/2026 (d)		372,000	321,856
Patrick Industries Inc 6.375% 11/1/2032 (d)		180,000	178,077
Phinia Inc 6.75% 4/15/2029 (d)		625,000	641,524
Tenneco Inc 8% 11/17/2028 (d)		3,450,000	3,280,488
			13,370,401
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		2,915,000	2,486,387
Ford Motor Co 4.75% 1/15/2043		340,000	283,534
Ford Motor Co 5.291% 12/8/2046		460,000	416,030
Ford Motor Co 9.625% 4/22/2030		481,000	563,324
General Motors Co 5.95% 4/1/2049		10,000	9,994
General Motors Co 6.25% 10/2/2043		1,030,000	1,059,535
General Motors Co 6.6% 4/1/2036		775,000	837,864
General Motors Co 6.75% 4/1/2046		465,000	507,311
General Motors Financial Co Inc 2.4% 10/15/2028		2,200,000	2,009,261
General Motors Financial Co Inc 2.4% 4/10/2028		1,895,000	1,750,991
General Motors Financial Co Inc 2.7% 6/10/2031		570,000	491,387
General Motors Financial Co Inc 3.6% 6/21/2030		303,000	280,493
General Motors Financial Co Inc 4% 1/15/2025		5,695,000	5,686,968
General Motors Financial Co Inc 5.4% 5/8/2027		860,000	871,686
General Motors Financial Co Inc 5.45% 9/6/2034		1,946,000	1,945,898
General Motors Financial Co Inc 5.6% 6/18/2031		200,000	203,851
General Motors Financial Co Inc 5.75% 2/8/2031		75,000	77,100
General Motors Financial Co Inc 5.85% 4/6/2030		2,471,000	2,560,301
General Motors Financial Co Inc 5.95% 4/4/2034		706,000	727,771
Hyundai Capital America 1.5% 6/15/2026 (d)		367,000	348,784
Hyundai Capital America 2.375% 10/15/2027 (d)		32,000	29,920
Hyundai Capital America 3% 2/10/2027 (d)		252,000	242,549
Hyundai Capital America 4.55% 9/26/2029 (d)		2,700,000	2,652,327
Hyundai Capital America 4.875% 11/1/2027 (d)		4,610,000	4,612,640
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.8299% 6/24/2027 (b)(c)(d)		3,300,000	3,306,476
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.8482% 3/19/2027 (b)(c)(d)		250,000	250,489
Nissan Motor Acceptance Co LLC U.S. SOFR Averages Index + 2.05%, 6.9035% 9/13/2027 (b)(c)(d)		8,800,000	8,788,703
Thor Industries Inc 4% 10/15/2029 (d)		150,000	137,708
			43,139,282
Broadline Retail - 0.0%
Amazon.com Inc 2.5% 6/3/2050		1,041,000	657,638
Amazon.com Inc 3.95% 4/13/2052		282,000	235,008
Amazon.com Inc 4.05% 8/22/2047		82,000	70,795
Amazon.com Inc 4.1% 4/13/2062		1,163,000	965,402
Kohl's Corp 4.25% 7/17/2025		20,000	19,727
Match Group Holdings II LLC 3.625% 10/1/2031 (d)		170,000	147,474
Match Group Holdings II LLC 4.125% 8/1/2030 (d)		70,000	63,354
Nordstrom Inc 4.375% 4/1/2030		718,000	656,034
Shutterfly Finance LLC 8.5% 10/1/2027 pay-in-kind (b)(d)		40,054	35,648
Shutterfly Finance LLC 9.75% 10/1/2027 (d)		4,660	4,718
Wayfair LLC 7.25% 10/31/2029 (d)		295,000	298,951
			3,154,749
Distributors - 0.0%
American Builders & Contractors Supply Co Inc 3.875% 11/15/2029 (d)		70,000	64,761
American Builders & Contractors Supply Co Inc 4% 1/15/2028 (d)		262,000	251,552
Genuine Parts Co 4.95% 8/15/2029		2,450,000	2,449,674
			2,765,987
Diversified Consumer Services - 0.1%
Adtalem Global Education Inc 5.5% 3/1/2028 (d)		445,000	437,358
California Institute of Technology 3.65% 9/1/2119		535,000	363,658
ERAC USA Finance LLC 3.3% 12/1/2026 (d)		8,865,000	8,634,677
Massachusetts Institute of Technology 2.989% 7/1/2050		865,000	623,551
Massachusetts Institute of Technology 3.959% 7/1/2038		2,125,000	1,964,138
Massachusetts Institute of Technology 5.6% 7/1/2111		400,000	437,169
President and Fellows of Harvard College 3.15% 7/15/2046		315,000	238,111
President and Fellows of Harvard College 3.3% 7/15/2056		190,000	140,234
Service Corp International/US 5.125% 6/1/2029		565,000	555,917
Service Corp International/US 5.75% 10/15/2032		740,000	737,257
Sotheby's 7.375% 10/15/2027 (d)		95,000	93,940
Trustees of Boston University 4.061% 10/1/2048		450,000	385,567
Trustees of the University of Pennsylvania/The 2.396% 10/1/2050		495,000	311,222
Trustees of the University of Pennsylvania/The 3.61% 2/15/2119		285,000	196,142
University of Miami 4.063% 4/1/2052		102,000	85,736
University of Southern California 3.226% 10/1/2120		23,000	14,214
University of Southern California 3.841% 10/1/2047		515,000	433,933
University of Southern California 4.976% 10/1/2053		572,000	575,614
Washington University/The 3.524% 4/15/2054		2,630,000	2,039,456
Washington University/The 4.349% 4/15/2122		2,340,000	1,930,718
Yale University 2.402% 4/15/2050		2,140,000	1,368,206
			21,566,818
Hotels, Restaurants & Leisure - 0.2%
Acushnet Co 7.375% 10/15/2028 (d)		325,000	339,570
Aramark Services Inc 5% 2/1/2028 (d)		1,990,000	1,948,349
Boyd Gaming Corp 4.75% 12/1/2027		165,000	161,099
Boyne USA Inc 4.75% 5/15/2029 (d)		325,000	310,788
Brinker International Inc 8.25% 7/15/2030 (d)		1,825,000	1,940,486
Caesars Entertainment Inc 4.625% 10/15/2029 (d)		1,295,000	1,218,965
Caesars Entertainment Inc 6% 10/15/2032 (d)		245,000	240,823
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		1,875,000	1,912,643
Caesars Entertainment Inc 7% 2/15/2030 (d)		2,625,000	2,707,105
Carnival Corp 4% 8/1/2028 (d)		475,000	452,191
Carnival Corp 5.75% 3/1/2027 (d)		2,045,000	2,053,611
Carnival Corp 6% 5/1/2029 (d)		1,170,000	1,174,092
Carnival Corp 7.625% 3/1/2026 (d)		1,050,000	1,056,815
Carnival Holdings Bermuda Ltd 10.375% 5/1/2028 (d)		716,000	768,499
CCM Merger Inc 6.375% 5/1/2026 (d)		420,000	420,009
Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op 5.25% 7/15/2029		271,000	263,061
Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op 6.5% 10/1/2028		160,000	161,557
Churchill Downs Inc 4.75% 1/15/2028 (d)		170,000	165,961
Churchill Downs Inc 5.5% 4/1/2027 (d)		305,000	303,730
Churchill Downs Inc 6.75% 5/1/2031 (d)		55,000	56,301
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 4.625% 1/15/2029 (d)		1,325,000	1,244,891
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		317,000	279,500
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (d)		688,000	640,865
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)		1,156,000	1,058,497
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		63,000	61,270
Hilton Domestic Operating Co Inc 5.375% 5/1/2025 (d)		41,000	40,804
Hilton Domestic Operating Co Inc 5.75% 5/1/2028 (d)		25,000	25,022
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		710,000	711,043
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		345,000	348,042
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 6.625% 1/15/2032 (d)		225,000	227,689
Hyatt Hotels Corp 5.25% 6/30/2029		1,900,000	1,920,419
Hyatt Hotels Corp 5.75% 1/30/2027		1,245,000	1,268,240
International Game Technology PLC 6.25% 1/15/2027 (d)		200,000	202,015
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)		775,000	756,368
Las Vegas Sands Corp 5.9% 6/1/2027		1,000,000	1,016,030
Las Vegas Sands Corp 6% 8/15/2029		2,860,000	2,929,929
Las Vegas Sands Corp 6.2% 8/15/2034		1,000,000	1,027,222
Life Time Inc 6% 11/15/2031 (d)		240,000	240,078
Marriott International Inc/MD 3.125% 6/15/2026		1,390,000	1,357,436
Marriott International Inc/MD 4.8% 3/15/2030		3,400,000	3,398,779
Marriott International Inc/MD 4.9% 4/15/2029		925,000	931,937
Marriott International Inc/MD 5.35% 3/15/2035		1,310,000	1,320,862
Marriott Ownership Resorts Inc 4.5% 6/15/2029 (d)		74,000	69,539
Marriott Ownership Resorts Inc 4.75% 1/15/2028		129,000	124,314
McDonald's Corp 5.15% 9/9/2052		489,000	473,280
McDonald's Corp 5.45% 8/14/2053		500,000	501,893
MGM Resorts International 4.625% 9/1/2026		620,000	616,808
MGM Resorts International 4.75% 10/15/2028		230,000	223,163
MGM Resorts International 5.5% 4/15/2027		2,496,000	2,493,008
MGM Resorts International 6.5% 4/15/2032		2,000,000	2,019,941
NCL Corp Ltd 5.875% 2/15/2027 (d)		155,000	155,162
NCL Corp Ltd 5.875% 3/15/2026 (d)		1,825,000	1,824,898
NCL Corp Ltd 8.375% 2/1/2028 (d)		105,000	109,869
NCL Finance Ltd 6.125% 3/15/2028 (d)		40,000	40,487
Neogen Food Safety Corp 8.625% 7/20/2030 (d)		45,000	48,474
Papa John's International Inc 3.875% 9/15/2029 (d)		340,000	310,082
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (d)		1,200,000	819,000
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		100,000	99,849
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (d)		25,000	25,005
Royal Caribbean Cruises Ltd 5.5% 8/31/2026 (d)		1,330,000	1,333,598
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		1,230,000	1,232,146
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		1,210,000	1,225,207
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		490,000	500,607
Six Flags Entertainment Corp/DE 5.5% 4/15/2027 (d)		182,000	181,187
Six Flags Entertainment Corp/DE 7.25% 5/15/2031 (d)		160,000	165,173
Six Flags Theme Parks Inc 7% 7/1/2025 (d)		16,000	15,993
Starbucks Corp 4.8% 2/15/2033		93,000	92,952
Station Casinos LLC 4.5% 2/15/2028 (d)		292,000	278,964
Station Casinos LLC 6.625% 3/15/2032 (d)		170,000	170,431
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp 5.875% 5/15/2025 (d)		1,450,000	1,447,820
Vail Resorts Inc 6.5% 5/15/2032 (d)		450,000	462,143
Viking Cruises Ltd 5.875% 9/15/2027 (d)		1,350,000	1,340,670
VOC Escrow Ltd 5% 2/15/2028 (d)		1,400,000	1,366,753
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (d)		249,000	247,529
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (d)		830,000	808,668
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)		265,000	264,335
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (d)		1,330,000	1,404,714
Yum! Brands Inc 3.625% 3/15/2031		430,000	389,292
Yum! Brands Inc 4.625% 1/31/2032		310,000	291,544
Yum! Brands Inc 5.35% 11/1/2043		50,000	49,381
			61,886,472
Household Durables - 0.0%
Century Communities Inc 3.875% 8/15/2029 (d)		135,000	123,082
Century Communities Inc 6.75% 6/1/2027		250,000	251,499
DR Horton Inc 5% 10/15/2034		58,000	57,210
LGI Homes Inc 7% 11/15/2032 (d)		215,000	216,931
LGI Homes Inc 8.75% 12/15/2028 (d)		85,000	90,177
Newell Brands Inc 5.7% 4/1/2026 (g)		285,000	286,605
Newell Brands Inc 6.375% 5/15/2030		705,000	718,117
Newell Brands Inc 6.625% 5/15/2032		295,000	300,179
Newell Brands Inc 6.625% 9/15/2029		751,000	770,980
Newell Brands Inc 6.875% 4/1/2036 (g)		301,000	306,032
SWF Holdings I Corp 6.5% 10/1/2029 (d)		850,000	544,177
Tempur Sealy International Inc 3.875% 10/15/2031 (d)		120,000	106,345
Tempur Sealy International Inc 4% 4/15/2029 (d)		841,000	781,959
Toll Brothers Finance Corp 4.875% 3/15/2027		6,350,000	6,361,450
TopBuild Corp 4.125% 2/15/2032 (d)		815,000	732,626
			11,647,369
Leisure Products - 0.0%
Hasbro Inc 3.9% 11/19/2029		5,000	4,750
Mattel Inc 6.2% 10/1/2040		115,000	115,506
			120,256
Specialty Retail - 0.1%
Asbury Automotive Group Inc 4.5% 3/1/2028		108,000	104,985
Asbury Automotive Group Inc 4.625% 11/15/2029 (d)		285,000	270,587
Asbury Automotive Group Inc 4.75% 3/1/2030		36,000	34,130
Asbury Automotive Group Inc 5% 2/15/2032 (d)		80,000	74,426
AutoNation Inc 4.75% 6/1/2030		953,000	935,223
AutoZone Inc 1.65% 1/15/2031		505,000	420,882
AutoZone Inc 3.75% 4/18/2029		1,400,000	1,346,105
AutoZone Inc 4% 4/15/2030		7,024,000	6,767,174
AutoZone Inc 6.25% 11/1/2028		440,000	464,293
Bath & Body Works Inc 6.625% 10/1/2030 (d)		910,000	931,774
Bath & Body Works Inc 6.75% 7/1/2036		200,000	207,444
Bath & Body Works Inc 6.875% 11/1/2035		52,000	54,367
Bath & Body Works Inc 7.5% 6/15/2029		552,000	571,633
Carvana Co 12% 12/1/2028 pay-in-kind (b)(d)		825,000	878,734
Carvana Co 13% 6/1/2030 pay-in-kind (b)(d)		2,875,000	3,159,027
Foot Locker Inc 4% 10/1/2029 (d)		60,000	52,159
Gap Inc/The 3.625% 10/1/2029 (d)		353,000	320,759
Gap Inc/The 3.875% 10/1/2031 (d)		1,340,000	1,178,349
Group 1 Automotive Inc 4% 8/15/2028 (d)		135,000	127,532
Group 1 Automotive Inc 6.375% 1/15/2030 (d)		110,000	111,241
Home Depot Inc/The 1.875% 9/15/2031		178,000	149,656
Home Depot Inc/The 3.35% 4/15/2050		67,000	49,373
Home Depot Inc/The 3.5% 9/15/2056		312,000	230,747
Home Depot Inc/The 3.625% 4/15/2052		400,000	307,296
Home Depot Inc/The 4.25% 4/1/2046		140,000	122,069
Home Depot Inc/The 4.5% 9/15/2032		265,000	263,144
Home Depot Inc/The 4.75% 6/25/2029		5,260,000	5,316,222
Home Depot Inc/The 4.875% 2/15/2044		1,150,000	1,099,529
Home Depot Inc/The 4.95% 6/25/2034		1,365,000	1,378,446
Home Depot Inc/The 4.95% 9/15/2052		284,000	272,213
Home Depot Inc/The 5.3% 6/25/2054		51,000	51,525
Home Depot Inc/The 5.4% 6/25/2064		662,000	674,334
Home Depot Inc/The 5.875% 12/16/2036		270,000	292,636
Hudson Automotive Group 8% 5/15/2032 (d)		70,000	73,439
LCM Investments Holdings II LLC 8.25% 8/1/2031 (d)		65,000	67,960
Lithia Motors Inc 3.875% 6/1/2029 (d)		1,770,000	1,640,587
Lithia Motors Inc 4.375% 1/15/2031 (d)		48,000	44,107
Lithia Motors Inc 4.625% 12/15/2027 (d)		11,000	10,664
Lowe's Cos Inc 3% 10/15/2050		886,000	582,043
Lowe's Cos Inc 3.5% 4/1/2051		302,000	217,063
Lowe's Cos Inc 3.75% 4/1/2032		1,904,000	1,775,389
Lowe's Cos Inc 4.05% 5/3/2047		98,000	79,533
Lowe's Cos Inc 4.25% 4/1/2052		7,036,000	5,773,886
Lowe's Cos Inc 4.55% 4/5/2049		215,000	186,399
Lowe's Cos Inc 5.625% 4/15/2053		103,000	104,279
Michaels Cos Inc/The 7.875% 5/1/2029 (d)		600,000	321,174
O'Reilly Automotive Inc 1.75% 3/15/2031		938,000	780,013
O'Reilly Automotive Inc 3.6% 9/1/2027		5,000	4,869
O'Reilly Automotive Inc 4.7% 6/15/2032		40,000	39,265
Penske Automotive Group Inc 3.75% 6/15/2029		312,000	287,827
Petsmart Inc / Petsmart Finance Corp 4.75% 2/15/2028 (d)		787,000	751,170
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		790,000	806,700
Sonic Automotive Inc 4.625% 11/15/2029 (d)		268,000	251,946
Specialty Building Products Holdings LLC / SBP Finance Corp 7.75% 10/15/2029 (d)		50,000	51,364
Staples Inc 12.75% 1/15/2030 (d)		152,882	126,177
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)		610,000	631,351
			42,825,219
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (d)		120,000	105,322
Hanesbrands Inc 4.875% 5/15/2026 (d)		55,000	54,247
Kontoor Brands Inc 4.125% 11/15/2029 (d)		40,000	37,044
Levi Strauss & Co 3.5% 3/1/2031 (d)		170,000	150,893
NIKE Inc 3.375% 3/27/2050		298,000	221,648
Tapestry Inc 3.05% 3/15/2032		14,311,000	12,362,268
William Carter Co/The 5.625% 3/15/2027 (d)		1,103,000	1,107,716
Wolverine World Wide Inc 4% 8/15/2029 (d)		170,000	149,659
			14,188,797
TOTAL CONSUMER DISCRETIONARY			214,665,350

Consumer Staples - 0.2%
Beverages - 0.0%
Coca-Cola Co/The 2.5% 3/15/2051		793,000	494,404
Coca-Cola Co/The 2.6% 6/1/2050		87,000	56,042
Coca-Cola Co/The 5.3% 5/13/2054		114,000	116,241
Constellation Brands Inc 2.25% 8/1/2031		1,660,000	1,406,251
Constellation Brands Inc 3.7% 12/6/2026		1,200,000	1,179,352
Constellation Brands Inc 4.4% 11/15/2025		805,000	802,499
Constellation Brands Inc 4.5% 5/9/2047		55,000	48,177
Constellation Brands Inc 4.65% 11/15/2028		292,000	291,496
Keurig Dr Pepper Inc 2.55% 9/15/2026		14,000	13,501
Keurig Dr Pepper Inc 3.43% 6/15/2027		6,000	5,832
Molson Coors Beverage Co 4.2% 7/15/2046		92,000	77,489
PepsiCo Inc 2.75% 10/21/2051		360,000	236,346
PepsiCo Inc 3.6% 8/13/2042		580,000	476,509
			5,204,139
Consumer Staples Distribution & Retail - 0.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		954,000	881,533
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (d)		835,000	818,326
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		644,000	620,250
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.875% 2/15/2028 (d)		32,000	31,816
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (d)		1,110,000	1,129,187
C&S Group Enterprises LLC 5% 12/15/2028 (d)		210,000	172,472
CVS Pass-Through Trust equipment trust certificate 8.353% 7/10/2031 (d)		5,479	5,887
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		170,000	177,978
Kroger Co/The 2.65% 10/15/2026		430,000	414,439
Kroger Co/The 4.65% 9/15/2029		8,835,000	8,856,864
Kroger Co/The 4.7% 8/15/2026		5,425,000	5,441,063
Kroger Co/The 5.5% 9/15/2054		60,000	59,478
Kroger Co/The 7.7% 6/1/2029		26,000	28,946
Performance Food Group Inc 4.25% 8/1/2029 (d)		205,000	192,751
Performance Food Group Inc 5.5% 10/15/2027 (d)		157,000	156,118
Performance Food Group Inc 6.125% 9/15/2032 (d)		180,000	181,596
Target Corp 4.8% 1/15/2053		110,000	103,008
US Foods Inc 4.625% 6/1/2030 (d)		55,000	52,392
US Foods Inc 5.75% 4/15/2033 (d)		105,000	103,675
US Foods Inc 7.25% 1/15/2032 (d)		110,000	114,820
Walgreens Boots Alliance Inc 3.45% 6/1/2026		310,000	300,024
			19,842,623
Food Products - 0.1%
Archer-Daniels-Midland Co 4.5% 3/15/2049		35,000	31,292
B&G Foods Inc 5.25% 9/15/2027		2,300,000	2,197,966
Bunge Ltd Fin Corp 2.75% 5/14/2031		310,000	273,661
Cargill Inc 4.375% 4/22/2052 (d)		220,000	192,929
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (b)(d)		200,000	211,256
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (d)		130,000	136,841
Darling Ingredients Inc 5.25% 4/15/2027 (d)		442,000	437,013
Darling Ingredients Inc 6% 6/15/2030 (d)		255,000	254,111
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)		105,000	110,133
Kraft Heinz Foods Co 4.375% 6/1/2046		1,865,000	1,576,948
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)		560,000	521,516
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		1,258,000	1,151,916
Lamb Weston Holdings Inc 4.875% 5/15/2028 (d)		405,000	396,780
Mondelez International Inc 4.625% 7/3/2031	CAD	4,100,000	3,008,502
Pilgrim's Pride Corp 3.5% 3/1/2032		3,025,000	2,659,236
Pilgrim's Pride Corp 4.25% 4/15/2031		3,130,000	2,919,568
Post Holdings Inc 4.625% 4/15/2030 (d)		611,000	572,915
Post Holdings Inc 5.5% 12/15/2029 (d)		1,595,000	1,555,358
Post Holdings Inc 6.25% 2/15/2032 (d)		655,000	661,796
The Campbell's Company 4.15% 3/15/2028		129,000	126,864
The Campbell's Company 5.3% 3/20/2026		200,000	201,302
TreeHouse Foods Inc 4% 9/1/2028		505,000	456,917
Tyson Foods Inc 3.55% 6/2/2027		635,000	618,286
Tyson Foods Inc 4.35% 3/1/2029		1,290,000	1,265,343
Tyson Foods Inc 5.7% 3/15/2034		1,820,000	1,878,863
			23,417,312
Household Products - 0.0%
Central Garden & Pet Co 4.125% 10/15/2030		206,000	189,995
Central Garden & Pet Co 4.125% 4/30/2031 (d)		296,000	268,131
Central Garden & Pet Co 5.125% 2/1/2028		15,000	14,770
Energizer Holdings Inc 4.375% 3/31/2029 (d)		348,000	326,975
Energizer Holdings Inc 4.75% 6/15/2028 (d)		150,000	145,211
Resideo Funding Inc 6.5% 7/15/2032 (d)		475,000	482,497
Spectrum Brands Inc 3.875% 3/15/2031 (d)		195,000	168,026
			1,595,605
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (d)		110,000	114,248
Edgewell Personal Care Co 5.5% 6/1/2028 (d)		313,000	308,805
Hfc Prestige Products Inc/Hfc Prestige International Us LLC 6.625% 7/15/2030 (d)		215,000	220,074
Kenvue Inc 5.05% 3/22/2053		125,000	122,238
Kenvue Inc 5.1% 3/22/2043		140,000	139,399
			904,764
Tobacco - 0.1%
Altria Group Inc 2.45% 2/4/2032		157,000	131,770
Altria Group Inc 3.4% 2/4/2041		2,261,000	1,719,254
Altria Group Inc 3.7% 2/4/2051		269,000	195,389
Altria Group Inc 3.875% 9/16/2046		405,000	311,050
Altria Group Inc 4.25% 8/9/2042		765,000	639,688
Altria Group Inc 5.8% 2/14/2039		157,000	161,337
Altria Group Inc 6.2% 2/14/2059		196,000	203,019
Altria Group Inc 6.875% 11/1/2033		433,000	481,381
Philip Morris International Inc 2.75% 2/25/2026		3,925,000	3,838,946
Philip Morris International Inc 3.125% 3/2/2028		25,000	23,945
Philip Morris International Inc 3.75% 1/15/2031	EUR	2,400,000	2,611,797
Philip Morris International Inc 3.875% 8/21/2042		830,000	685,581
Philip Morris International Inc 4.375% 11/15/2041		442,000	391,884
Philip Morris International Inc 4.75% 11/1/2031		3,000,000	2,979,257
Philip Morris International Inc 4.875% 2/15/2028		145,000	146,271
Philip Morris International Inc 5.125% 2/13/2031		1,240,000	1,260,640
Philip Morris International Inc 5.125% 2/15/2030		14,955,000	15,226,569
Philip Morris International Inc 5.25% 2/13/2034		2,110,000	2,141,786
Philip Morris International Inc 5.25% 9/7/2028		485,000	495,993
Philip Morris International Inc 5.375% 2/15/2033		1,352,000	1,383,134
			35,028,691
TOTAL CONSUMER STAPLES			85,993,134

Energy - 1.2%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (d)		240,000	240,890
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		1,100,000	1,115,038
Archrock Partners LP / Archrock Partners Finance Corp 6.875% 4/1/2027 (d)		63,000	63,282
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026		35,000	33,345
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047		56,000	46,411
Baker Hughes Holdings LLC 5.125% 9/15/2040		26,000	25,723
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (d)		250,000	261,039
Halliburton Co 4.75% 8/1/2043		7,000	6,405
Halliburton Co 7.6% 8/15/2096 (d)		8,000	9,532
Kodiak Gas Services LLC 7.25% 2/15/2029 (d)		440,000	454,834
Nabors Industries Inc 7.375% 5/15/2027 (d)		175,000	175,255
Nabors Industries Inc 8.875% 8/15/2031 (d)		150,000	144,918
Noble Finance II LLC 8% 4/15/2030 (d)		165,000	168,972
Nustar Logistics LP 5.625% 4/28/2027		58,000	58,114
Nustar Logistics LP 5.75% 10/1/2025		60,000	59,892
Nustar Logistics LP 6% 6/1/2026		324,000	325,870
Nustar Logistics LP 6.375% 10/1/2030		174,000	179,194
Schlumberger Holdings Corp 3.9% 5/17/2028 (d)		172,000	168,352
Star Holding LLC 8.75% 8/1/2031 (d)		120,000	118,001
Transocean Inc 8.25% 5/15/2029 (d)		610,000	615,590
Transocean Inc 8.75% 2/15/2030 (d)		157,250	163,814
Transocean Poseidon Ltd 6.875% 2/1/2027 (d)		72,000	72,363
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		242,000	243,533
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)		265,000	271,495
Valaris Ltd 8.375% 4/30/2030 (d)		500,000	509,230
			5,531,092
Oil, Gas & Consumable Fuels - 1.2%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)		150,000	155,570
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (d)		185,000	181,072
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (d)		445,000	443,600
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)		1,250,000	1,247,428
Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625% 2/1/2032 (d)		615,000	624,928
Antero Resources Corp 5.375% 3/1/2030 (d)		394,000	387,068
Antero Resources Corp 7.625% 2/1/2029 (d)		3,975,000	4,074,677
Apache Corp 4.25% 1/15/2030		575,000	547,069
Apache Corp 5.25% 2/1/2042		394,000	345,487
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (d)		840,000	840,799
Ascent Resources Utica Holdings LLC / ARU Finance Corp 8.25% 12/31/2028 (d)		410,000	419,705
Blue Racer Midstream LLC / Blue Racer Finance Corp 6.625% 7/15/2026 (d)		215,000	214,925
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (d)		215,000	221,290
Buckeye Partners LP 4.125% 12/1/2027		534,000	513,725
Buckeye Partners LP 4.5% 3/1/2028 (d)		135,000	129,996
Buckeye Partners LP 6.875% 7/1/2029 (d)		195,000	198,914
California Resources Corp 7.125% 2/1/2026 (d)		88,000	88,242
California Resources Corp 8.25% 6/15/2029 (d)		345,000	354,056
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/2039		1,437,000	1,164,216
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029		440,000	416,718
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/2027		1,987,000	2,001,644
Cheniere Energy Inc 5.65% 4/15/2034		2,833,000	2,900,923
Cheniere Energy Partners LP 3.25% 1/31/2032		889,000	782,605
Cheniere Energy Partners LP 4% 3/1/2031		1,464,000	1,374,903
Cheniere Energy Partners LP 4.5% 10/1/2029		8,713,000	8,482,464
Cheniere Energy Partners LP 5.75% 8/15/2034 (d)		3,311,000	3,380,061
Cheniere Energy Partners LP 5.95% 6/30/2033		314,000	325,835
Chevron Corp 3.078% 5/11/2050		653,000	462,099
Chevron USA Inc 2.343% 8/12/2050		302,000	181,856
Chord Energy Corp 6.375% 6/1/2026 (d)		415,000	416,367
CITGO Petroleum Corp 7% 6/15/2025 (d)		1,275,000	1,276,564
Civitas Resources Inc 8.375% 7/1/2028 (d)		1,134,000	1,183,636
Civitas Resources Inc 8.625% 11/1/2030 (d)		425,000	450,363
Civitas Resources Inc 8.75% 7/1/2031 (d)		513,000	543,834
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		45,000	41,910
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (d)		236,000	233,060
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)		957,000	996,583
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)		5,380,000	5,670,831
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)		971,000	1,047,321
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)		1,389,000	1,535,900
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)		831,000	933,043
Comstock Resources Inc 6.75% 3/1/2029 (d)		591,000	582,707
ConocoPhillips Co 3.758% 3/15/2042		525,000	433,604
ConocoPhillips Co 3.8% 3/15/2052		589,000	454,600
ConocoPhillips Co 4.025% 3/15/2062		367,000	284,067
ConocoPhillips Co 4.7% 1/15/2030		1,040,000	1,042,101
ConocoPhillips Co 5% 1/15/2035		735,000	736,940
ConocoPhillips Co 5.05% 9/15/2033		940,000	955,148
ConocoPhillips Co 5.55% 3/15/2054		1,170,000	1,186,517
Continental Resources Inc/OK 5.75% 1/15/2031 (d)		770,000	775,663
Coterra Energy Inc 3.9% 5/15/2027		100,000	97,929
Crescent Energy Finance LLC 7.625% 4/1/2032 (d)		715,000	721,168
Crescent Energy Finance LLC 9.25% 2/15/2028 (d)		1,655,000	1,739,847
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (d)		40,000	40,568
CVR Energy Inc 5.75% 2/15/2028 (d)		40,000	37,849
CVR Energy Inc 8.5% 1/15/2029 (d)		140,000	137,588
DCP Midstream Operating LP 5.125% 5/15/2029		355,000	358,266
DCP Midstream Operating LP 5.375% 7/15/2025		220,000	220,365
DCP Midstream Operating LP 5.6% 4/1/2044		3,773,000	3,640,718
DCP Midstream Operating LP 5.625% 7/15/2027		260,000	264,320
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		225,000	234,594
Devon Energy Corp 5.25% 10/15/2027		352,000	352,840
Devon Energy Corp 5.6% 7/15/2041		900,000	869,255
Devon Energy Corp 5.75% 9/15/2054		290,000	279,511
Devon Energy Corp 5.85% 12/15/2025		52,000	52,369
Devon Energy Corp 5.875% 6/15/2028		330,000	331,752
Diamondback Energy Inc 3.125% 3/24/2031		4,937,000	4,436,599
Diamondback Energy Inc 3.25% 12/1/2026		4,524,000	4,406,815
Diamondback Energy Inc 3.5% 12/1/2029		4,944,000	4,642,899
Diamondback Energy Inc 4.25% 3/15/2052		1,515,000	1,212,814
Diamondback Energy Inc 4.4% 3/24/2051		510,000	419,881
Diamondback Energy Inc 5.4% 4/18/2034		1,825,000	1,843,308
Diamondback Energy Inc 5.75% 4/18/2054		683,000	680,680
Diamondback Energy Inc 5.9% 4/18/2064		2,063,000	2,056,504
Diamondback Energy Inc 6.25% 3/15/2033		2,200,000	2,339,242
Diamondback Energy Inc 6.25% 3/15/2053		314,000	332,579
DT Midstream Inc 4.125% 6/15/2029 (d)		292,000	277,368
DT Midstream Inc 4.3% 4/15/2032 (d)		40,000	37,139
DT Midstream Inc 4.375% 6/15/2031 (d)		148,000	137,661
DT Midstream Inc 5.8% 12/15/2034 (d)(f)		7,125,000	7,250,776
Encino Acquisition Partners Holdings LLC 8.5% 5/1/2028 (d)		304,000	311,066
Energy Transfer LP 3.75% 5/15/2030		2,964,000	2,796,757
Energy Transfer LP 3.9% 7/15/2026		955,000	941,731
Energy Transfer LP 4.75% 1/15/2026		850,000	848,757
Energy Transfer LP 4.95% 5/15/2028		873,000	878,034
Energy Transfer LP 4.95% 6/15/2028		7,204,000	7,254,330
Energy Transfer LP 5% 5/15/2050		7,267,000	6,482,155
Energy Transfer LP 5.25% 4/15/2029		2,803,000	2,844,468
Energy Transfer LP 5.25% 7/1/2029		4,850,000	4,921,945
Energy Transfer LP 5.3% 4/15/2047		225,000	208,198
Energy Transfer LP 5.35% 5/15/2045		3,295,000	3,107,025
Energy Transfer LP 5.4% 10/1/2047		7,051,000	6,633,735
Energy Transfer LP 5.75% 2/15/2033		263,000	270,029
Energy Transfer LP 5.8% 6/15/2038		3,282,000	3,346,047
Energy Transfer LP 5.95% 5/15/2054		603,000	608,570
Energy Transfer LP 6% 6/15/2048		2,680,000	2,714,216
Energy Transfer LP 6.05% 9/1/2054		993,000	1,022,340
Energy Transfer LP 6.125% 12/15/2045		2,635,000	2,718,578
Energy Transfer LP 6.25% 4/15/2049		1,925,000	2,016,823
Energy Transfer LP 6.4% 12/1/2030		785,000	838,206
Energy Transfer LP 6.55% 12/1/2033		965,000	1,045,216
Energy Transfer LP 6.625% 10/15/2036		900,000	986,181
Energy Transfer LP 7.375% 2/1/2031 (d)		815,000	858,288
EnLink Midstream LLC 5.375% 6/1/2029		4,115,000	4,173,876
EnLink Midstream LLC 5.625% 1/15/2028 (d)		595,000	605,258
EnLink Midstream LLC 5.65% 9/1/2034		87,000	88,475
EnLink Midstream LLC 6.5% 9/1/2030 (d)		5,598,000	5,950,341
EnLink Midstream Partners LP 4.15% 6/1/2025		22,000	21,871
EnLink Midstream Partners LP 4.85% 7/15/2026		48,000	47,852
EnLink Midstream Partners LP 5.6% 4/1/2044		56,000	53,509
Enterprise Products Operating LLC 3.125% 7/31/2029		1,080,000	1,014,659
Enterprise Products Operating LLC 4.85% 3/15/2044		2,015,000	1,889,746
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)		43,000	41,926
Enterprise Products Operating LLC 5.55% 2/16/2055		1,385,000	1,413,024
Enterprise Products Operating LLC 5.75% 3/1/2035		23,000	24,058
EOG Resources Inc 3.9% 4/1/2035		205,000	187,650
EQM Midstream Partners LP 4.125% 12/1/2026		35,000	34,914
EQM Midstream Partners LP 4.5% 1/15/2029 (d)		1,676,000	1,626,175
EQM Midstream Partners LP 4.75% 1/15/2031 (d)		298,000	286,116
EQM Midstream Partners LP 5.5% 7/15/2028		645,000	655,546
EQM Midstream Partners LP 6% 7/1/2025 (d)		12,000	12,021
EQM Midstream Partners LP 6.5% 7/1/2027 (d)		518,000	530,737
EQM Midstream Partners LP 7.5% 6/1/2027 (d)		290,000	297,949
EQM Midstream Partners LP 7.5% 6/1/2030 (d)		255,000	275,917
Eqt Corp 3.125% 5/15/2026 (d)		444,000	431,871
Eqt Corp 3.625% 5/15/2031 (d)		2,172,000	1,978,728
Eqt Corp 3.9% 10/1/2027		2,065,000	2,018,254
Eqt Corp 5% 1/15/2029		2,139,000	2,133,784
Eqt Corp 5.7% 4/1/2028		1,087,000	1,111,683
Eqt Corp 5.75% 2/1/2034		899,000	919,856
Eqt Corp 7% 2/1/2030 (g)		1,208,000	1,304,494
Expand Energy Corp 4.75% 2/1/2032		1,192,000	1,134,359
Expand Energy Corp 5.375% 2/1/2029		2,454,000	2,442,446
Expand Energy Corp 5.375% 3/15/2030		88,000	87,364
Expand Energy Corp 5.5% 2/1/2026 (d)		330,000	329,967
Expand Energy Corp 5.7% 1/15/2035 (f)		4,956,000	5,020,293
Expand Energy Corp 5.7% 1/23/2025 (g)		5,000	4,998
Expand Energy Corp 5.875% 2/1/2029 (d)		1,405,000	1,405,837
Expand Energy Corp 6.75% 4/15/2029 (d)		636,000	645,601
Expand Energy Corp 8.375% 9/15/2028		49,000	50,364
Exxon Mobil Corp 3.095% 8/16/2049		125,000	88,455
Exxon Mobil Corp 3.452% 4/15/2051		741,000	553,559
Exxon Mobil Corp 3.567% 3/6/2045		112,000	88,824
Exxon Mobil Corp 4.114% 3/1/2046		805,000	686,161
Exxon Mobil Corp 4.227% 3/19/2040		490,000	445,604
Flex Intermediate Holdco LLC 3.363% 6/30/2031 (d)		3,031,000	2,637,976
Flex Intermediate Holdco LLC 4.317% 12/30/2039 (d)		47,000	37,270
Genesis Energy LP / Genesis Energy Finance Corp 7.75% 2/1/2028		273,000	275,893
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032		55,000	55,433
Genesis Energy LP / Genesis Energy Finance Corp 8% 1/15/2027		163,000	166,118
Global Partners LP / GLP Finance Corp 7% 8/1/2027		505,000	508,882
Gray Oak Pipeline LLC 2.6% 10/15/2025 (d)		109,000	106,717
Gray Oak Pipeline LLC 3.45% 10/15/2027 (d)		42,000	40,075
Gulfport Energy Operating Corp 6.75% 9/1/2029 (d)		345,000	352,432
Gulfstream Natural Gas System LLC 6.19% 11/1/2025 (d)		3,640,000	3,664,212
Harvest Midstream I LP 7.5% 5/15/2032 (d)		455,000	467,545
Hess Corp 4.3% 4/1/2027		840,000	833,905
Hess Corp 5.6% 2/15/2041		3,496,000	3,568,791
Hess Corp 5.8% 4/1/2047		4,517,000	4,701,578
Hess Corp 7.125% 3/15/2033		1,335,000	1,515,793
Hess Corp 7.3% 8/15/2031		2,018,000	2,292,349
Hess Corp 7.875% 10/1/2029		5,583,000	6,327,141
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		280,000	274,603
Hess Midstream Operations LP 5.5% 10/15/2030 (d)		50,000	49,111
Hess Midstream Operations LP 5.625% 2/15/2026 (d)		832,000	830,958
HF Sinclair Corp 5.875% 4/1/2026		103,000	103,906
Hilcorp Energy I LP / Hilcorp Finance Co 5.75% 2/1/2029 (d)		580,000	563,302
Hilcorp Energy I LP / Hilcorp Finance Co 6% 4/15/2030 (d)		800,000	771,060
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (d)		2,075,000	1,969,949
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		115,000	118,524
Kinder Morgan Energy Partners LP 4.7% 11/1/2042		141,000	124,385
Kinder Morgan Energy Partners LP 5.4% 9/1/2044		97,000	93,298
Kinder Morgan Inc 3.25% 8/1/2050		351,000	235,721
Kinder Morgan Inc 5.05% 2/15/2046		200,000	182,559
Kinder Morgan Inc 5.2% 6/1/2033		179,000	178,920
Kinder Morgan Inc 5.95% 8/1/2054		256,000	263,879
Kinetik Holdings LP 5.875% 6/15/2030 (d)		1,175,000	1,172,565
Kinetik Holdings LP 6.625% 12/15/2028 (d)		715,000	732,086
Kraken Oil & Gas Partners LLC 7.625% 8/15/2029 (d)		95,000	94,333
Marathon Oil Corp 5.7% 4/1/2034		558,000	596,145
Marathon Petroleum Corp 3.8% 4/1/2028		5,590,000	5,424,456
Matador Resources Co 6.5% 4/15/2032 (d)		825,000	827,051
MPLX LP 2.65% 8/15/2030		2,505,000	2,221,897
MPLX LP 4.125% 3/1/2027		2,371,000	2,342,003
MPLX LP 4.25% 12/1/2027		4,150,000	4,097,174
MPLX LP 4.5% 4/15/2038		1,125,000	1,016,589
MPLX LP 4.7% 4/15/2048		2,335,000	2,016,205
MPLX LP 4.8% 2/15/2029		1,505,000	1,505,141
MPLX LP 4.95% 3/14/2052		606,000	539,135
MPLX LP 5.2% 3/1/2047		3,284,000	3,054,169
MPLX LP 5.5% 2/15/2049		4,516,000	4,363,910
MPLX LP 5.5% 6/1/2034		7,980,000	8,071,857
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (d)		275,000	281,715
NGPL PipeCo LLC 3.25% 7/15/2031 (d)		1,473,000	1,290,886
NGPL PipeCo LLC 7.768% 12/15/2037 (d)		17,000	19,589
Northwest Pipeline LLC 4% 4/1/2027		3,228,000	3,173,081
Occidental Petroleum Corp 3.5% 8/15/2029		195,000	180,294
Occidental Petroleum Corp 5.2% 8/1/2029		3,200,000	3,211,101
Occidental Petroleum Corp 5.375% 1/1/2032		125,000	124,360
Occidental Petroleum Corp 5.55% 3/15/2026		1,410,000	1,417,415
Occidental Petroleum Corp 6.2% 3/15/2040		566,000	579,450
Occidental Petroleum Corp 6.45% 9/15/2036		4,200,000	4,412,922
Occidental Petroleum Corp 6.6% 3/15/2046		6,475,000	6,819,774
Occidental Petroleum Corp 6.625% 9/1/2030		420,000	444,980
Occidental Petroleum Corp 7.5% 5/1/2031		9,296,000	10,354,117
Occidental Petroleum Corp 7.875% 9/15/2031		40,000	45,135
ONEOK Inc 3.1% 3/15/2030		3,705,000	3,393,970
ONEOK Inc 3.4% 9/1/2029		2,600,000	2,443,660
ONEOK Inc 4.2% 10/3/2047		795,000	625,524
ONEOK Inc 4.25% 9/15/2046		190,000	153,493
ONEOK Inc 4.25% 9/24/2027		1,667,000	1,649,366
ONEOK Inc 4.4% 10/15/2029		3,423,000	3,363,092
ONEOK Inc 4.45% 9/1/2049		6,245,000	5,165,549
ONEOK Inc 4.75% 10/15/2031		3,880,000	3,825,869
ONEOK Inc 4.95% 7/13/2047		705,000	625,538
ONEOK Inc 5.05% 11/1/2034		20,070,000	19,781,462
ONEOK Inc 5.7% 11/1/2054		2,760,000	2,746,182
ONEOK Inc 6.05% 9/1/2033		4,345,000	4,576,865
ONEOK Partners LP 6.65% 10/1/2036		542,000	598,232
Ovintiv Inc 5.15% 11/15/2041		3,000,000	2,609,766
Ovintiv Inc 5.375% 1/1/2026		310,000	310,877
Ovintiv Inc 6.25% 7/15/2033		617,000	647,037
Ovintiv Inc 7.1% 7/15/2053		380,000	430,277
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		190,000	187,993
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		230,000	236,075
Permian Resources Operating LLC 5.375% 1/15/2026 (d)		95,000	94,686
Permian Resources Operating LLC 5.875% 7/1/2029 (d)		400,000	397,998
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		235,000	236,760
Permian Resources Operating LLC 7% 1/15/2032 (d)		500,000	514,779
Permian Resources Operating LLC 8% 4/15/2027 (d)		1,275,000	1,313,094
Permian Resources Operating LLC 9.875% 7/15/2031 (d)		105,000	116,400
Phillips 66 2.15% 12/15/2030		385,000	330,784
Phillips 66 4.65% 11/15/2034		29,000	27,837
Phillips 66 Co 3.75% 3/1/2028		695,000	678,311
Pioneer Natural Resources Co 1.9% 8/15/2030		2,470,000	2,129,771
Pioneer Natural Resources Co 2.15% 1/15/2031		285,000	246,444
Pioneer Natural Resources Co 5.1% 3/29/2026		2,975,000	2,996,634
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		2,689,000	2,528,822
Range Resources Corp 4.75% 2/15/2030 (d)		24,000	22,819
Range Resources Corp 4.875% 5/15/2025		46,000	45,899
Range Resources Corp 8.25% 1/15/2029		394,000	406,131
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		115,000	107,945
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		245,000	234,333
Sabine Pass Liquefaction LLC 4.2% 3/15/2028		300,000	295,369
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		12,940,000	12,698,138
Sabine Pass Liquefaction LLC 5% 3/15/2027		2,296,000	2,305,589
Sabine Pass Liquefaction LLC 5.625% 3/1/2025		954,000	954,606
Sabine Pass Liquefaction LLC 5.875% 6/30/2026		542,000	548,117
Sabine Pass Liquefaction LLC 5.9% 9/15/2037		963,000	1,000,734
Shell Finance US Inc 3.75% 9/12/2046		65,000	51,783
Shell Finance US Inc 4% 5/10/2046		87,000	71,746
Shell International Finance BV 2.875% 11/26/2041		165,000	122,394
Shell International Finance BV 3.625% 8/21/2042		343,000	280,134
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)		201,000	209,855
SM Energy Co 6.625% 1/15/2027		397,000	397,286
SM Energy Co 6.75% 8/1/2029 (d)		260,000	261,875
SM Energy Co 6.75% 9/15/2026		371,000	371,866
Summit Midstream Holdings LLC 8.625% 10/31/2029 (d)		95,000	99,406
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		425,000	405,443
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		215,000	215,247
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027		464,000	464,612
Sunoco LP 7.25% 5/1/2032 (d)		300,000	313,905
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		145,000	141,017
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		2,497,000	2,363,460
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)		413,000	412,954
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		225,000	212,957
Talos Production Inc 9% 2/1/2029 (d)		50,000	52,312
Targa Resources Corp 4.2% 2/1/2033		4,673,000	4,356,196
Targa Resources Corp 5.5% 2/15/2035		4,329,000	4,392,960
Targa Resources Corp 6.125% 3/15/2033		945,000	997,123
Targa Resources Corp 6.15% 3/1/2029		2,500,000	2,624,997
Targa Resources Corp 6.5% 2/15/2053		545,000	599,239
Targa Resources Corp 6.5% 3/30/2034		3,350,000	3,640,424
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032		1,285,000	1,190,111
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		1,486,000	1,455,399
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.5% 3/1/2030		119,000	120,228
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		3,285,000	3,033,268
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048		350,000	305,719
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026		103,000	105,771
TransMontaigne Partners LP / TLP Finance Corp 6.125% 2/15/2026		600,000	595,538
Valero Energy Corp 2.15% 9/15/2027		36,000	33,781
Venture Global Calcasieu 3.875% 11/1/2033 (d)		115,000	100,068
Venture Global Calcasieu 3.875% 8/15/2029 (d)		706,000	655,803
Venture Global Calcasieu 4.125% 8/15/2031 (d)		285,000	259,464
Venture Global Calcasieu 6.25% 1/15/2030 (d)		160,000	163,800
Venture Global LNG Inc 7% 1/15/2030 (d)		917,000	937,588
Venture Global LNG Inc 8.125% 6/1/2028 (d)		1,030,000	1,076,399
Venture Global LNG Inc 8.375% 6/1/2031 (d)		296,000	311,981
Venture Global LNG Inc 9.5% 2/1/2029 (d)		330,000	368,640
Venture Global LNG Inc 9.875% 2/1/2032 (d)		648,000	720,592
Viper Energy Inc 5.375% 11/1/2027 (d)		1,974,000	1,957,834
Viper Energy Inc 7.375% 11/1/2031 (d)		730,000	760,567
Vital Energy Inc 7.875% 4/15/2032 (d)		300,000	295,135
Western Gas Partners LP 4.65% 7/1/2026		1,931,000	1,919,547
Western Gas Partners LP 4.75% 8/15/2028		1,465,000	1,447,681
Williams Cos Inc/The 3.5% 11/15/2030		11,542,000	10,749,558
Williams Cos Inc/The 3.75% 6/15/2027		2,835,000	2,773,660
Williams Cos Inc/The 4.65% 8/15/2032		6,660,000	6,481,454
Williams Cos Inc/The 4.8% 11/15/2029		7,785,000	7,777,482
Williams Cos Inc/The 4.9% 1/15/2045		1,460,000	1,334,492
Williams Cos Inc/The 5.1% 9/15/2045		105,000	99,406
Williams Cos Inc/The 5.3% 8/15/2052		1,511,000	1,458,988
Williams Cos Inc/The 5.4% 3/2/2026		4,500,000	4,532,494
Williams Cos Inc/The 5.8% 11/15/2043		400,000	406,577
Williams Cos Inc/The 5.8% 11/15/2054		700,000	723,372
Williams Cos Inc/The 6.3% 4/15/2040		550,000	592,333
			453,611,223
TOTAL ENERGY			459,142,315

Financials - 3.7%
Banks - 1.8%
Associated Banc-Corp 6.455% 8/29/2030 (b)		400,000	407,842
Bank of America Corp 1.197% 10/24/2026 (b)		703,000	681,524
Bank of America Corp 1.658% 3/11/2027 (b)		2,397,000	2,303,350
Bank of America Corp 1.734% 7/22/2027 (b)		155,000	147,511
Bank of America Corp 1.898% 7/23/2031 (b)		914,000	779,885
Bank of America Corp 1.922% 10/24/2031 (b)		2,615,000	2,212,505
Bank of America Corp 2.087% 6/14/2029 (b)		11,347,000	10,355,442
Bank of America Corp 2.299% 7/21/2032 (b)		3,978,000	3,377,941
Bank of America Corp 2.496% 2/13/2031 (b)		16,862,000	15,018,410
Bank of America Corp 2.572% 10/20/2032 (b)		440,000	379,081
Bank of America Corp 2.592% 4/29/2031 (b)		1,430,000	1,275,990
Bank of America Corp 2.651% 3/11/2032 (b)		22,866,000	20,000,968
Bank of America Corp 2.676% 6/19/2041 (b)		1,104,000	800,901
Bank of America Corp 2.687% 4/22/2032 (b)		5,939,000	5,200,191
Bank of America Corp 2.831% 10/24/2051 (b)		1,187,000	781,654
Bank of America Corp 2.972% 2/4/2033 (b)		1,002,000	877,833
Bank of America Corp 2.972% 7/21/2052 (b)		433,000	293,704
Bank of America Corp 3.419% 12/20/2028 (b)		255,000	245,068
Bank of America Corp 3.559% 4/23/2027 (b)		1,736,000	1,706,060
Bank of America Corp 3.593% 7/21/2028 (b)		720,000	698,927
Bank of America Corp 3.705% 4/24/2028 (b)		29,000	28,306
Bank of America Corp 3.824% 1/20/2028 (b)		525,000	515,015
Bank of America Corp 3.97% 3/5/2029 (b)		4,757,000	4,635,774
Bank of America Corp 4.078% 4/23/2040 (b)		7,964,000	7,064,791
Bank of America Corp 4.083% 3/20/2051 (b)		200,000	166,537
Bank of America Corp 4.25% 10/22/2026		10,727,000	10,630,540
Bank of America Corp 4.33% 3/15/2050 (b)		141,000	122,035
Bank of America Corp 4.376% 4/27/2028 (b)		1,000,000	991,693
Bank of America Corp 5.202% 4/25/2029 (b)		136,000	137,636
Bank of America Corp 5.425% 8/15/2035 (b)		700,000	699,575
Bank of America Corp 5.468% 1/23/2035 (b)		3,415,000	3,508,031
Bank of America Corp 5.819% 9/15/2029 (b)		49,680,000	51,436,209
Bank of America Corp 5.872% 9/15/2034 (b)		590,000	622,209
Bank of America Corp 6.204% 11/10/2028 (b)		8,241,000	8,578,188
Bank of America Corp 6.975% 3/7/2037		43,000	48,216
Citibank NA 5.803% 9/29/2028		500,000	520,724
Citibank NA U.S. SOFR Averages Index + 0.59%, 5.2725% 4/30/2026 (b)(c)		300,000	300,711
Citigroup Inc 1.462% 6/9/2027 (b)		360,000	342,313
Citigroup Inc 2.52% 11/3/2032 (b)		195,000	166,058
Citigroup Inc 2.561% 5/1/2032 (b)		3,331,000	2,878,855
Citigroup Inc 2.572% 6/3/2031 (b)		5,801,000	5,127,191
Citigroup Inc 2.666% 1/29/2031 (b)		15,126,000	13,530,662
Citigroup Inc 2.904% 11/3/2042 (b)		495,000	363,014
Citigroup Inc 2.976% 11/5/2030 (b)		610,000	557,895
Citigroup Inc 3.057% 1/25/2033 (b)		320,000	281,033
Citigroup Inc 3.07% 2/24/2028 (b)		1,503,000	1,448,424
Citigroup Inc 3.52% 10/27/2028 (b)		3,185,000	3,075,625
Citigroup Inc 3.668% 7/24/2028 (b)		163,000	158,289
Citigroup Inc 3.785% 3/17/2033 (b)		2,264,000	2,080,361
Citigroup Inc 3.887% 1/10/2028 (b)		2,750,000	2,699,325
Citigroup Inc 3.98% 3/20/2030 (b)		23,285,000	22,439,582
Citigroup Inc 4.075% 4/23/2029 (b)		31,395,000	30,704,494
Citigroup Inc 4.3% 11/20/2026		2,202,000	2,182,901
Citigroup Inc 4.412% 3/31/2031 (b)		15,729,000	15,323,906
Citigroup Inc 4.45% 9/29/2027		4,630,000	4,580,438
Citigroup Inc 4.542% 9/19/2030 (b)		13,829,000	13,617,409
Citigroup Inc 4.6% 3/9/2026		3,500,000	3,488,941
Citigroup Inc 4.75% 5/18/2046		10,000,000	9,082,836
Citigroup Inc 5.174% 2/13/2030 (b)		6,425,000	6,494,015
Citigroup Inc 5.316% 3/26/2041 (b)		244,000	243,644
Citigroup Inc 5.449% 6/11/2035 (b)		2,747,000	2,808,860
Citigroup Inc 5.827% 2/13/2035 (b)		1,000,000	1,020,237
Citigroup Inc 6.625% 1/15/2028		24,000	25,430
Citigroup Inc 6.875% 6/1/2025		18,000	18,133
Citigroup Inc 7% 12/1/2025		32,000	32,675
Citizens Financial Group Inc 2.638% 9/30/2032		9,574,000	7,882,187
Comerica Inc 5.982% 1/30/2030 (b)		5,095,000	5,200,655
Fifth Third Bancorp 4.337% 4/25/2033 (b)		2,272,000	2,157,770
Fifth Third Bancorp 4.772% 7/28/2030 (b)		461,000	456,931
Fifth Third Bancorp 4.895% 9/6/2030 (b)		360,000	358,469
Fifth Third Bancorp 6.339% 7/27/2029 (b)		2,815,000	2,945,322
First-Citizens Bank & Trust Co 6.125% 3/9/2028		4,840,000	5,016,219
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)		145,000	140,137
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)		130,000	135,544
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (b)		4,233,000	4,326,677
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)		2,764,000	2,879,624
JPMorgan Chase & Co 1.04% 2/4/2027 (b)		5,245,000	5,020,401
JPMorgan Chase & Co 1.045% 11/19/2026 (b)		470,000	453,666
JPMorgan Chase & Co 1.764% 11/19/2031 (b)		1,145,000	963,624
JPMorgan Chase & Co 1.953% 2/4/2032 (b)		6,585,000	5,542,978
JPMorgan Chase & Co 2.069% 6/1/2029 (b)		2,035,000	1,860,454
JPMorgan Chase & Co 2.182% 6/1/2028 (b)		505,000	474,722
JPMorgan Chase & Co 2.522% 4/22/2031 (b)		5,124,000	4,560,318
JPMorgan Chase & Co 2.525% 11/19/2041 (b)		10,730,000	7,617,044
JPMorgan Chase & Co 2.545% 11/8/2032 (b)		2,546,000	2,187,692
JPMorgan Chase & Co 2.58% 4/22/2032 (b)		6,988,000	6,087,305
JPMorgan Chase & Co 2.739% 10/15/2030 (b)		8,065,000	7,338,406
JPMorgan Chase & Co 2.947% 2/24/2028 (b)		449,000	432,082
JPMorgan Chase & Co 2.956% 5/13/2031 (b)		5,386,000	4,868,966
JPMorgan Chase & Co 2.963% 1/25/2033 (b)		834,000	733,554
JPMorgan Chase & Co 3.109% 4/22/2051 (b)		269,000	188,367
JPMorgan Chase & Co 3.328% 4/22/2052 (b)		536,000	391,774
JPMorgan Chase & Co 3.509% 1/23/2029 (b)		9,550,000	9,211,649
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(e)	EUR	450,000	495,127
JPMorgan Chase & Co 3.882% 7/24/2038 (b)		4,300,000	3,779,842
JPMorgan Chase & Co 3.964% 11/15/2048 (b)		187,000	154,474
JPMorgan Chase & Co 4.493% 3/24/2031 (b)		136,000	133,914
JPMorgan Chase & Co 4.505% 10/22/2028 (b)		3,517,000	3,496,574
JPMorgan Chase & Co 4.603% 10/22/2030 (b)		39,347,000	39,000,403
JPMorgan Chase & Co 4.851% 7/25/2028 (b)		1,000,000	1,001,800
JPMorgan Chase & Co 4.946% 10/22/2035 (b)		1,947,000	1,931,096
JPMorgan Chase & Co 4.979% 7/22/2028 (b)		3,985,000	4,010,871
JPMorgan Chase & Co 4.995% 7/22/2030 (b)		8,557,000	8,618,755
JPMorgan Chase & Co 5.012% 1/23/2030 (b)		1,179,000	1,187,422
JPMorgan Chase & Co 5.294% 7/22/2035 (b)		2,802,000	2,835,951
JPMorgan Chase & Co 5.336% 1/23/2035 (b)		765,000	779,120
JPMorgan Chase & Co 5.571% 4/22/2028 (b)		5,481,000	5,583,967
JPMorgan Chase & Co 5.581% 4/22/2030 (b)		996,000	1,025,450
JPMorgan Chase & Co 5.766% 4/22/2035 (b)		4,000,000	4,187,591
JPMorgan Chase & Co 6.087% 10/23/2029 (b)		29,400,000	30,766,632
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 5.6452% 4/22/2028 (b)(c)		500,000	501,925
JPMorgan Chase & Co U.S. SOFR Index + 0.93%, 5.6552% 7/22/2028 (b)(c)		4,000,000	4,019,922
KeyBank NA/Cleveland OH 5% 1/26/2033		1,534,000	1,497,079
KeyCorp 4.789% 6/1/2033 (b)		500,000	481,817
KeyCorp 6.401% 3/6/2035 (b)		3,502,000	3,735,101
Morgan Stanley Bank NA 4.447% 10/15/2027 (b)		500,000	497,378
PNC Financial Services Group Inc/The 2.307% 4/23/2032 (b)		54,000	46,314
PNC Financial Services Group Inc/The 2.55% 1/22/2030		427,000	384,550
PNC Financial Services Group Inc/The 2.6% 7/23/2026		58,000	56,200
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)		385,000	381,286
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (b)		135,000	134,417
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)		215,000	222,798
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)		300,000	316,750
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (b)		890,000	941,449
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (b)		2,340,000	2,415,380
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (b)		985,000	1,100,441
Santander Holdings USA Inc 6.174% 1/9/2030 (b)		260,000	267,899
Truist Financial Corp 5.122% 1/26/2034 (b)		1,035,000	1,025,373
Truist Financial Corp 5.435% 1/24/2030 (b)		2,380,000	2,421,400
Truist Financial Corp 5.711% 1/24/2035 (b)		585,000	603,533
Truist Financial Corp 5.867% 6/8/2034 (b)		978,000	1,019,037
Truist Financial Corp 6.047% 6/8/2027 (b)		194,000	197,404
Truist Financial Corp 7.161% 10/30/2029 (b)		2,395,000	2,577,294
US Bancorp 4.839% 2/1/2034 (b)		1,365,000	1,335,427
US Bancorp 5.1% 7/23/2030 (b)		425,000	428,766
US Bancorp 5.384% 1/23/2030 (b)		1,390,000	1,417,004
US Bancorp 5.678% 1/23/2035 (b)		145,000	150,181
US Bancorp 5.836% 6/12/2034 (b)		915,000	955,216
US Bancorp 5.85% 10/21/2033 (b)		1,850,000	1,932,753
Wachovia Corp 7.574% 8/1/2026 (g)		15,000	15,593
Wells Fargo & Co 2.164% 2/11/2026 (b)		2,000,000	1,989,191
Wells Fargo & Co 2.393% 6/2/2028 (b)		58,000	54,714
Wells Fargo & Co 2.572% 2/11/2031 (b)		3,439,000	3,071,189
Wells Fargo & Co 2.879% 10/30/2030 (b)		24,650,000	22,521,819
Wells Fargo & Co 3.068% 4/30/2041 (b)		410,000	311,839
Wells Fargo & Co 3.35% 3/2/2033 (b)		5,185,000	4,647,415
Wells Fargo & Co 3.584% 5/22/2028 (b)		905,000	878,937
Wells Fargo & Co 3.9% 5/1/2045		276,000	227,698
Wells Fargo & Co 4.3% 7/22/2027		21,885,000	21,669,698
Wells Fargo & Co 4.478% 4/4/2031 (b)		15,500,000	15,204,319
Wells Fargo & Co 4.611% 4/25/2053 (b)		820,000	731,532
Wells Fargo & Co 4.65% 11/4/2044		1,335,000	1,182,234
Wells Fargo & Co 5.013% 4/4/2051 (b)		686,000	651,836
Wells Fargo & Co 5.198% 1/23/2030 (b)		1,174,000	1,190,319
Wells Fargo & Co 5.3% 12/3/2035 (b)		8,065,000	8,100,378
Wells Fargo & Co 5.389% 4/24/2034 (b)		1,134,000	1,148,644
Wells Fargo & Co 5.499% 1/23/2035 (b)		1,225,000	1,255,441
Wells Fargo & Co 5.557% 7/25/2034 (b)		3,349,000	3,434,587
Wells Fargo & Co 5.574% 7/25/2029 (b)		10,556,000	10,821,825
Wells Fargo & Co 5.707% 4/22/2028 (b)		5,625,000	5,737,701
Wells Fargo & Co 6.303% 10/23/2029 (b)		45,125,000	47,458,206
Wells Fargo & Co 6.491% 10/23/2034 (b)		555,000	605,308
Wells Fargo & Co U.S. SOFR Index + 1.07%, 5.7952% 4/22/2028 (b)(c)		800,000	805,245
Western Alliance Bancorp 3% 6/15/2031 (b)		65,000	61,445
Zions Bancorp NA 6.816% 11/19/2035 (b)		345,000	355,216
			685,941,472
Capital Markets - 1.0%
Ares Capital Corp 3.875% 1/15/2026		13,816,000	13,629,214
Athene Global Funding 1.45% 1/8/2026 (d)		61,000	58,714
Athene Global Funding 1.608% 6/29/2026 (d)		540,000	513,028
Athene Global Funding 2.717% 1/7/2029 (d)		4,805,000	4,393,852
Athene Global Funding 2.95% 11/12/2026 (d)		131,000	126,168
Athene Global Funding 5.339% 1/15/2027 (d)		7,937,000	8,008,654
Athene Global Funding 5.583% 1/9/2029 (d)		4,996,000	5,096,954
Bank of New York Mellon Corp/The 1.6% 4/24/2025		525,000	518,721
Bank of New York Mellon Corp/The 4.289% 6/13/2033 (b)		85,000	81,647
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)		200,000	202,235
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (b)		175,000	185,446
Bank of New York Mellon Corp/The 6.474% 10/25/2034 (b)		610,000	672,965
BGC Group Inc 6.6% 6/10/2029		3,000,000	3,069,626
Blackstone Holdings Finance Co LLC 4.45% 7/15/2045 (d)		4,000	3,460
Blackstone Private Credit Fund 4.875% 4/14/2026 (e)	GBP	645,000	808,098
Blackstone Private Credit Fund 7.05% 9/29/2025		8,015,000	8,140,877
Cantor Fitzgerald LP 7.2% 12/12/2028 (d)		2,350,000	2,470,917
DTE Electric Securitization Funding II LLC 6.09% 9/1/2038		300,000	328,537
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)		304,000	292,706
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (b)		9,480,000	9,083,856
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (b)		286,000	269,949
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (b)		2,127,000	2,014,144
Goldman Sachs Group Inc/The 1.992% 1/27/2032 (b)		8,284,000	6,962,476
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)		11,149,000	9,512,118
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)		2,145,000	1,863,948
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (b)		2,305,000	2,199,859
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (b)		2,494,000	2,142,599
Goldman Sachs Group Inc/The 2.908% 7/21/2042 (b)		584,000	427,218
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		2,248,000	1,982,193
Goldman Sachs Group Inc/The 3.21% 4/22/2042 (b)		141,000	108,361
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (b)		42,000	33,011
Goldman Sachs Group Inc/The 3.5% 11/16/2026		752,000	735,004
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (b)		269,000	261,918
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)		734,000	714,404
Goldman Sachs Group Inc/The 3.8% 3/15/2030		76,000	72,315
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (b)		7,810,000	7,563,325
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)		4,618,000	4,060,415
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)		1,050,000	1,030,353
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (b)		55,000	54,652
Goldman Sachs Group Inc/The 4.692% 10/23/2030 (b)		7,330,000	7,268,704
Goldman Sachs Group Inc/The 4.75% 10/21/2045		338,000	314,424
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (b)		2,777,000	2,744,476
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (b)		4,453,000	4,476,647
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (b)		6,642,000	6,707,295
Goldman Sachs Group Inc/The 5.727% 4/25/2030 (b)		1,645,000	1,697,844
Goldman Sachs Group Inc/The 5.851% 4/25/2035 (b)		515,000	539,795
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (b)		38,750,000	40,997,686
Goldman Sachs Group Inc/The 6.75% 10/1/2037		50,954,000	56,427,041
Hightower Holding LLC 6.75% 4/15/2029 (d)		350,000	349,950
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)		65,000	61,867
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		165,000	165,667
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		200,000	201,243
Jefferies Financial Group Inc 2.625% 10/15/2031		5,530,000	4,732,328
Jefferies Financial Group Inc 2.75% 10/15/2032		1,355,000	1,138,748
Jefferies Financial Group Inc 5.875% 7/21/2028		2,330,000	2,402,456
Jefferies Financial Group Inc 6.25% 1/15/2036		27,000	28,631
LPL Holdings Inc 4% 3/15/2029 (d)		445,000	422,819
Morgan Stanley 1.593% 5/4/2027 (b)		2,427,000	2,319,050
Morgan Stanley 1.794% 2/13/2032 (b)		9,015,000	7,503,168
Morgan Stanley 1.928% 4/28/2032 (b)		6,758,000	5,623,969
Morgan Stanley 2.239% 7/21/2032 (b)		930,000	785,460
Morgan Stanley 2.475% 1/21/2028 (b)		400,000	381,479
Morgan Stanley 2.484% 9/16/2036 (b)		230,000	190,183
Morgan Stanley 2.511% 10/20/2032 (b)		3,928,000	3,358,869
Morgan Stanley 2.699% 1/22/2031 (b)		32,480,000	29,259,648
Morgan Stanley 2.802% 1/25/2052 (b)		105,000	69,079
Morgan Stanley 2.943% 1/21/2033 (b)		7,178,000	6,287,802
Morgan Stanley 3.125% 7/27/2026		22,000	21,469
Morgan Stanley 3.217% 4/22/2042 (b)		350,000	272,159
Morgan Stanley 3.622% 4/1/2031 (b)		13,084,000	12,309,705
Morgan Stanley 3.772% 1/24/2029 (b)		900,000	874,155
Morgan Stanley 3.79% 3/21/2030 (b)	EUR	100,000	109,279
Morgan Stanley 3.875% 1/27/2026		540,000	535,219
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	450,000	499,131
Morgan Stanley 4% 7/23/2025		1,000,000	995,461
Morgan Stanley 4.35% 9/8/2026		2,070,000	2,054,772
Morgan Stanley 4.431% 1/23/2030 (b)		4,461,000	4,393,217
Morgan Stanley 4.457% 4/22/2039 (b)		158,000	146,856
Morgan Stanley 4.654% 10/18/2030 (b)		40,360,000	40,002,360
Morgan Stanley 4.679% 7/17/2026 (b)		4,000,000	3,994,862
Morgan Stanley 5.042% 7/19/2030 (b)		8,067,000	8,125,712
Morgan Stanley 5.123% 2/1/2029 (b)		5,851,000	5,908,357
Morgan Stanley 5.173% 1/16/2030 (b)		2,000,000	2,025,182
Morgan Stanley 5.32% 7/19/2035 (b)		4,159,000	4,219,545
Morgan Stanley 5.424% 7/21/2034 (b)		426,000	433,796
Morgan Stanley 5.449% 7/20/2029 (b)		2,058,000	2,102,506
Morgan Stanley 5.516% 11/19/2055 (b)		260,000	268,554
Morgan Stanley 5.652% 4/13/2028 (b)		400,000	407,685
Morgan Stanley 5.656% 4/18/2030 (b)		3,380,000	3,481,168
Morgan Stanley 5.831% 4/19/2035 (b)		1,435,000	1,504,855
Morgan Stanley 5.948% 1/19/2038 (b)		97,000	99,209
Morgan Stanley 6.407% 11/1/2029 (b)		22,800,000	24,086,064
Northern Trust Corp 3.375% 5/8/2032 (b)		29,000	27,853
Nuveen LLC 4% 11/1/2028 (d)		20,000	19,589
Nuveen LLC 5.55% 1/15/2030 (d)		200,000	206,255
S&P Global Inc 2.9% 3/1/2032		415,000	368,579
S&P Global Inc 3.25% 12/1/2049		315,000	230,173
State Street Bank & Trust Co 4.782% 11/23/2029		4,550,000	4,584,874
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		135,000	139,231
			410,598,097
Consumer Finance - 0.3%
Ally Financial Inc 5.75% 11/20/2025		281,000	282,210
Ally Financial Inc 5.8% 5/1/2025		6,894,000	6,906,947
Ally Financial Inc 6.7% 2/14/2033		265,000	273,276
Ally Financial Inc 7.1% 11/15/2027		6,180,000	6,543,226
American Express Co 1.65% 11/4/2026		60,000	56,743
American Express Co 5.284% 7/26/2035 (b)		729,000	739,228
American Express Co U.S. SOFR Averages Index + 0.93%, 5.6321% 7/26/2028 (b)(c)		3,700,000	3,718,341
Capital One Financial Corp 1.878% 11/2/2027 (b)		63,000	59,492
Capital One Financial Corp 2.618% 11/2/2032 (b)		124,000	104,809
Capital One Financial Corp 3.8% 1/31/2028		7,795,000	7,551,258
Capital One Financial Corp 4.985% 7/24/2026 (b)		6,515,000	6,512,991
Capital One Financial Corp 5.247% 7/26/2030 (b)		6,880,000	6,916,937
Capital One Financial Corp 5.268% 5/10/2033 (b)		820,000	819,785
Capital One Financial Corp 7.624% 10/30/2031 (b)		3,995,000	4,466,491
Capstone Borrower Inc 8% 6/15/2030 (d)		65,000	67,678
Discover Financial Services 4.5% 1/30/2026		6,463,000	6,434,525
Ford Motor Credit Co LLC 2.7% 8/10/2026		1,100,000	1,053,880
Ford Motor Credit Co LLC 2.9% 2/16/2028		275,000	255,442
Ford Motor Credit Co LLC 3.625% 6/17/2031		7,580,000	6,693,228
Ford Motor Credit Co LLC 4% 11/13/2030		265,000	242,676
Ford Motor Credit Co LLC 4.125% 8/17/2027		1,395,000	1,355,203
Ford Motor Credit Co LLC 4.271% 1/9/2027		85,000	83,461
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	400,000	436,662
Ford Motor Credit Co LLC 4.542% 8/1/2026		200,000	197,726
Ford Motor Credit Co LLC 4.687% 6/9/2025		180,000	179,585
Ford Motor Credit Co LLC 4.95% 5/28/2027		455,000	452,011
Ford Motor Credit Co LLC 5.113% 5/3/2029		400,000	393,209
Ford Motor Credit Co LLC 5.125% 11/5/2026		8,375,000	8,357,571
Ford Motor Credit Co LLC 5.125% 6/16/2025		135,000	134,909
Ford Motor Credit Co LLC 5.303% 9/6/2029		4,800,000	4,753,174
Ford Motor Credit Co LLC 5.8% 3/8/2029		200,000	201,976
Ford Motor Credit Co LLC 5.85% 5/17/2027		2,785,000	2,826,347
Ford Motor Credit Co LLC 6.798% 11/7/2028		5,840,000	6,112,608
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	640,000	828,457
Ford Motor Credit Co LLC U.S. SOFR Index + 1.45%, 6.106% 11/5/2026 (b)(c)		4,800,000	4,815,936
OneMain Finance Corp 3.875% 9/15/2028		850,000	792,935
OneMain Finance Corp 4% 9/15/2030		425,000	381,778
OneMain Finance Corp 5.375% 11/15/2029		94,000	91,496
OneMain Finance Corp 6.625% 5/15/2029		1,105,000	1,127,430
OneMain Finance Corp 7.125% 11/15/2031		60,000	61,805
OneMain Finance Corp 7.125% 3/15/2026		704,000	719,204
OneMain Finance Corp 7.5% 5/15/2031		1,155,000	1,202,590
OneMain Finance Corp 7.875% 3/15/2030		215,000	227,081
Synchrony Financial 3.95% 12/1/2027		8,719,000	8,419,479
Synchrony Financial 5.15% 3/19/2029		5,883,000	5,836,699
Synchrony Financial 7.25% 2/2/2033		572,000	603,110
			110,291,605
Financial Services - 0.3%
Aircastle Ltd / Aircastle Ireland DAC 5.75% 10/1/2031 (d)		1,700,000	1,745,899
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033		101,000	103,350
Aviation Capital Group LLC 4.125% 8/1/2025 (d)		107,000	106,320
Aviation Capital Group LLC 4.875% 10/1/2025 (d)		122,000	121,824
Aviation Capital Group LLC 5.375% 7/15/2029 (d)		3,000,000	3,049,086
Block Inc 2.75% 6/1/2026		110,000	106,234
Block Inc 3.5% 6/1/2031		233,000	209,323
Block Inc 6.5% 5/15/2032 (d)		655,000	672,013
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)		830,000	876,594
BP Capital Markets America Inc 2.721% 1/12/2032		629,000	549,190
BP Capital Markets America Inc 2.772% 11/10/2050		119,000	76,082
BP Capital Markets America Inc 2.939% 6/4/2051		186,000	122,425
BP Capital Markets America Inc 3% 2/24/2050		278,000	187,111
BP Capital Markets America Inc 3.001% 3/17/2052		373,000	248,316
BP Capital Markets America Inc 4.812% 2/13/2033		2,409,000	2,383,655
BP Capital Markets America Inc 4.893% 9/11/2033		1,909,000	1,893,236
BP Capital Markets America Inc 5.227% 11/17/2034		1,565,000	1,588,185
CNH Industrial Capital LLC 5.45% 10/14/2025		453,000	455,673
Consumers 2023 Securitization Funding LLC 5.21% 9/1/2031		473,000	481,383
Corebridge Financial Inc 3.9% 4/5/2032		6,908,000	6,412,639
Corebridge Financial Inc 4.35% 4/5/2042		701,000	606,918
Corebridge Financial Inc 4.4% 4/5/2052		2,074,000	1,740,320
Corebridge Global Funding 4.65% 8/20/2027 (d)		1,100,000	1,099,105
CRH SMW Finance DAC 5.2% 5/21/2029		1,165,000	1,185,025
Crown Castle Towers LLC 3.663% 5/15/2045 (d)		82,000	81,397
DH Europe Finance II Sarl 3.25% 11/15/2039		305,000	246,640
Equitable Holdings Inc 4.572% 2/15/2029 (d)		2,002,000	1,964,547
Essent Group Ltd 6.25% 7/1/2029		3,000,000	3,089,377
Fidelity National Information Services Inc 4.5% 8/15/2046		58,000	49,734
Fiserv Inc 3.5% 7/1/2029		7,395,000	7,013,455
Fiserv Inc 3.85% 6/1/2025		1,540,000	1,530,390
Fiserv Inc 4.4% 7/1/2049		150,000	129,725
Fiserv Inc 5.45% 3/2/2028		1,260,000	1,288,671
Freedom Mortgage Corp 12% 10/1/2028 (d)		400,000	434,786
Global Payments Inc 2.9% 11/15/2031		464,000	405,052
Global Payments Inc 2.9% 5/15/2030		422,000	379,875
Global Payments Inc 3.2% 8/15/2029		175,000	162,080
Global Payments Inc 4.15% 8/15/2049		110,000	87,234
Global Payments Inc 5.95% 8/15/2052		66,000	67,422
GN Bondco LLC 9.5% 10/15/2031 (d)		4,395,000	4,677,560
Greystone Commercial Capital Trust Series 2021-2 1 month U.S. LIBOR + 2.27%, 7.2302% 5/31/2025 (b)(c)(d)(j)		7,691,819	6,845,719
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		110,000	112,813
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		338,000	324,921
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		1,391,000	1,370,832
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,165,000	1,156,421
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		190,000	195,086
ILFC E-Capital Trust I CME Term SOFR 3 month Index + 1.8116%, 6.5649% 12/21/2065 (b)(c)(d)		156,000	128,031
Jackson Financial Inc 3.125% 11/23/2031		750,000	650,016
Jackson Financial Inc 5.17% 6/8/2027		2,958,000	2,982,150
Jackson Financial Inc 5.67% 6/8/2032		3,183,000	3,264,391
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027		6,705,000	6,366,478
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		7,125,000	6,058,916
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		1,194,000	1,064,015
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 4.375% 2/2/2052		1,620,000	1,268,374
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028		8,005,000	8,023,725
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030		2,480,000	2,499,142
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		3,765,000	3,838,188
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.5% 12/1/2052		2,986,000	3,163,435
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.75% 3/15/2034		325,000	354,012
Mastercard Inc 3.65% 6/1/2049		200,000	158,354
Mastercard Inc 3.85% 3/26/2050		286,000	233,821
Mastercard Inc 3.95% 2/26/2048		147,000	124,021
National Rural Utilities Cooperative Finance Corp 5.15% 6/15/2029		4,000,000	4,081,633
Nationstar Mortgage Holdings Inc 5.5% 8/15/2028 (d)		95,000	93,336
Nationstar Mortgage Holdings Inc 5.75% 11/15/2031 (d)		2,000,000	1,943,551
Nationstar Mortgage Holdings Inc 6% 1/15/2027 (d)		809,000	808,992
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (d)		175,000	176,755
NCR Atleos Corp 9.5% 4/1/2029 (d)		1,332,000	1,457,622
NFE Financing LLC 12% 11/15/2029 (d)		258,560	259,206
PennyMac Financial Services Inc 4.25% 2/15/2029 (d)		1,200,000	1,126,498
PennyMac Financial Services Inc 5.75% 9/15/2031 (d)		575,000	556,920
Penske Truck Leasing Co Lp / PTL Finance Corp 1.2% 11/15/2025 (d)		83,000	80,149
Penske Truck Leasing Co Lp / PTL Finance Corp 5.25% 7/1/2029 (d)		350,000	355,287
Penske Truck Leasing Co Lp / PTL Finance Corp 5.35% 3/30/2029 (d)		300,000	305,162
Penske Truck Leasing Co Lp / PTL Finance Corp 5.55% 5/1/2028 (d)		5,455,000	5,575,689
Pine Street Trust II 5.568% 2/15/2049 (d)		7,800,000	7,594,452
Private Export Funding Corp 1.4% 7/15/2028		2,605,000	2,351,418
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.875% 10/15/2026 (d)		293,000	279,658
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (d)		265,000	244,546
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.875% 3/1/2031 (d)		71,000	63,543
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (d)		17,000	14,785
Sammons Financial Group Inc 6.875% 4/15/2034 (d)		300,000	318,259
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		270,000	279,229
Visa Inc 2.7% 4/15/2040		183,000	139,114
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		525,000	548,142
			126,464,658
Insurance - 0.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (d)		340,000	323,972
American International Group Inc 4.375% 6/30/2050		107,000	92,988
American International Group Inc 4.75% 4/1/2048		126,000	116,088
Aon Corp 6.25% 9/30/2040		7,000	7,556
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		120,000	121,350
Arch Capital Finance LLC 4.011% 12/15/2026		8,495,000	8,374,326
Arthur J Gallagher & Co 5.75% 7/15/2054		180,000	185,187
Baylor Scott & White Holdings 1.777% 11/15/2030		870,000	741,029
Baylor Scott & White Holdings 2.839% 11/15/2050		120,000	80,872
Berkshire Hathaway Fin Corp 2.5% 1/15/2051		355,000	221,760
Berkshire Hathaway Fin Corp 3.85% 3/15/2052		374,000	300,763
Chubb Corp/The 6% 5/11/2037		130,000	141,382
Chubb INA Holdings LLC 1.55% 3/15/2028	EUR	4,600,000	4,685,401
Chubb INA Holdings LLC 3.15% 3/15/2025		1,765,000	1,756,204
Cincinnati Financial Corp 6.125% 11/1/2034		32,000	34,351
CNA Financial Corp 3.9% 5/1/2029		1,400,000	1,355,788
CNA Financial Corp 5.125% 2/15/2034		115,000	115,371
CNO Global Funding 4.95% 9/9/2029 (d)		3,915,000	3,917,398
CNO Global Funding 5.875% 6/4/2027 (d)		450,000	460,016
Equitable Financial Life Global Funding 1.7% 11/12/2026 (d)		10,000	9,444
Everest Reinsurance Holdings Inc 3.5% 10/15/2050		2,100,000	1,508,028
F&G Annuities & Life Inc 6.5% 6/4/2029		380,000	391,253
F&G Global Funding 1.75% 6/30/2026 (d)		23,000	21,846
F&G Global Funding 5.875% 6/10/2027 (d)		3,400,000	3,455,181
Farmers Exchange Capital II 6.151% 11/1/2053 (b)(d)		1,000,000	968,327
Farmers Exchange Capital III 5.454% 10/15/2054 (b)(d)		3,335,000	3,049,735
Fidelity & Guaranty Life Holdings Inc 5.5% 5/1/2025 (d)		114,000	113,954
Five Corners Funding Trust II 2.85% 5/15/2030 (d)		12,846,000	11,615,119
Guardian Life Global Funding 4.179% 9/26/2029 (d)		190,000	186,781
Guardian Life Global Funding 5.737% 10/2/2028 (d)		200,000	207,702
Guardian Life Insurance Co of America/The 4.85% 1/24/2077 (d)		7,000	6,200
High Street Funding Trust I 4.111% 2/15/2028 (d)		388,000	376,960
HUB International Ltd 7.25% 6/15/2030 (d)		295,000	306,008
Jackson National Life Global Funding 3.875% 6/11/2025 (d)		77,000	76,605
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)		9,380,000	9,265,215
Lincoln National Corp 3.05% 1/15/2030		490,000	448,318
Lincoln National Corp 3.4% 1/15/2031		2,550,000	2,327,267
Lincoln National Corp 6.3% 10/9/2037		110,000	118,327
Markel Group Inc 4.3% 11/1/2047		900,000	732,740
Marsh & McLennan Cos Inc 4.65% 3/15/2030		5,500,000	5,502,458
Marsh & McLennan Cos Inc 4.9% 3/15/2049		510,000	480,760
Marsh & McLennan Cos Inc 5.45% 3/15/2053		122,000	123,853
Marsh & McLennan Cos Inc 5.45% 3/15/2054		299,000	305,098
Marsh & McLennan Cos Inc 5.7% 9/15/2053		259,000	273,685
MassMutual Global Funding II 4.3% 10/22/2027 (d)		11,000,000	10,920,933
MetLife Inc 4.125% 8/13/2042		49,000	42,489
MetLife Inc 5% 7/15/2052		270,000	258,072
MetLife Inc 6.5% 12/15/2032		20,000	22,374
Metropolitan Life Global Funding I 2.4% 1/11/2032 (d)		1,960,000	1,676,842
Metropolitan Life Global Funding I 4.3% 8/25/2029 (d)		2,000,000	1,967,182
Metropolitan Life Global Funding I 5.15% 3/28/2033 (d)		920,000	934,675
Mutual of Omaha Cos Global Funding 4.75% 10/15/2029 (d)		1,600,000	1,586,397
Mutual of Omaha Cos Global Funding 5.35% 4/9/2027 (d)		3,250,000	3,294,249
Mutual of Omaha Cos Global Funding 5.45% 12/12/2028 (d)		200,000	204,109
Nationwide Mutual Insurance Co 3 month U.S. LIBOR + 2.29%, 7.4983% 12/15/2024 (b)(c)(d)		5,490,000	5,492,959
New York Life Global Funding 3% 1/10/2028 (d)		107,000	102,509
New York Life Global Funding 5% 6/6/2029 (d)		3,500,000	3,560,333
New York Life Insurance Co 5.875% 5/15/2033 (d)		1,004,000	1,065,593
New York Life Insurance Co 6.75% 11/15/2039 (d)		8,000	9,188
Northwestern Mutual Global Funding 5.16% 5/28/2031 (d)		280,000	286,387
Pacific Life Global Funding II 4.5% 8/28/2029 (d)		5,100,000	5,092,966
Pacific Life Insurance Co 4.3% 10/24/2067 (b)(d)		79,000	64,120
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)		190,000	194,623
Pricoa Global Funding I 4.4% 8/27/2027 (d)		6,200,000	6,189,009
Principal Financial Group Inc 3.7% 5/15/2029		37,000	35,553
Principal Life Global Funding II 3% 4/18/2026 (d)		17,000	16,620
Principal Life Global Funding II 4.95% 11/27/2029 (d)		7,500,000	7,568,587
Protective Life Global Funding 1.9% 7/6/2028 (d)		1,595,000	1,452,834
Protective Life Global Funding 5.215% 6/12/2029 (d)		3,000,000	3,058,517
Protective Life Global Funding 5.467% 12/8/2028 (d)		333,000	342,653
Prudential Financial Inc 3.878% 3/27/2028		15,000	14,703
Prudential Financial Inc 3.905% 12/7/2047		251,000	201,295
Prudential Financial Inc 5.375% 5/15/2045 (b)		5,278,000	5,267,062
RGA Global Funding 5.448% 5/24/2029 (d)		2,000,000	2,050,959
Ryan Specialty LLC 4.375% 2/1/2030 (d)		165,000	156,621
Ryan Specialty LLC 5.875% 8/1/2032 (d)		80,000	79,953
Teachers Insurance & Annuity Association of America 3.3% 5/15/2050 (d)		1,220,000	866,148
Teachers Insurance & Annuity Association of America 4.27% 5/15/2047 (d)		43,000	36,057
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (d)		14,000	13,075
Unum Group 4% 6/15/2029		6,961,000	6,761,654
Unum Group 4.125% 6/15/2051		1,830,000	1,436,568
Unum Group 5.75% 8/15/2042		2,238,000	2,264,246
W R Berkley Corp 3.55% 3/30/2052		94,000	68,550
			139,559,330
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty SR Inc 9% 10/15/2027 (d)		3,000,000	2,977,487
Arbor Realty Trust Inc 4.5% 3/15/2027 (d)		877,000	795,790
Arbor Realty Trust Inc 4.5% 9/1/2026 (d)		570,000	525,215
Arbor Realty Trust Inc 5% 4/30/2026		146,000	138,235
Great Ajax Operating Partnership LP 8.875% 9/1/2027 (d)		672,000	649,280
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		300,000	308,912
			5,394,919
TOTAL FINANCIALS			1,478,250,081

Health Care - 0.8%
Biotechnology - 0.1%
AbbVie Inc 4.05% 11/21/2039		6,513,000	5,797,450
AbbVie Inc 4.25% 11/21/2049		515,000	443,888
AbbVie Inc 4.5% 5/14/2035		126,000	121,270
AbbVie Inc 4.55% 3/15/2035		1,116,000	1,080,081
AbbVie Inc 4.7% 5/14/2045		4,915,000	4,556,589
AbbVie Inc 5.05% 3/15/2034		4,411,000	4,467,051
Amgen Inc 2.6% 8/19/2026		3,835,000	3,706,897
Amgen Inc 2.8% 8/15/2041		125,000	90,999
Amgen Inc 3.15% 2/21/2040		155,000	119,747
Amgen Inc 3.2% 11/2/2027		1,000,000	965,551
Amgen Inc 4.05% 8/18/2029		583,000	567,295
Amgen Inc 4.4% 2/22/2062		432,000	353,998
Amgen Inc 5.25% 3/2/2030		4,415,000	4,513,850
Amgen Inc 5.25% 3/2/2033		3,916,000	3,979,607
Amgen Inc 5.6% 3/2/2043		8,292,000	8,416,605
Amgen Inc 5.65% 3/2/2053		1,849,000	1,885,977
Amgen Inc 5.75% 3/2/2063		3,031,000	3,085,708
Biogen Inc 2.25% 5/1/2030		790,000	689,921
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		89,000	71,648
Gilead Sciences Inc 1.65% 10/1/2030		736,000	622,328
Gilead Sciences Inc 2.6% 10/1/2040		3,019,000	2,184,950
Gilead Sciences Inc 4.5% 2/1/2045		190,000	170,069
Gilead Sciences Inc 5.5% 11/15/2054		575,000	589,469
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030		195,000	163,991
			48,644,939
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories 4.75% 11/30/2036		240,000	237,851
AdaptHealth LLC 4.625% 8/1/2029 (d)		128,000	116,765
Avantor Funding Inc 4.625% 7/15/2028 (d)		773,000	746,830
Baxter International Inc 2.272% 12/1/2028		1,000,000	907,090
Baxter International Inc 3.132% 12/1/2051		200,000	131,663
Becton Dickinson & Co 3.7% 6/6/2027		168,000	164,625
Becton Dickinson & Co 3.794% 5/20/2050		96,000	74,925
Becton Dickinson & Co 4.298% 8/22/2032		262,000	250,911
Becton Dickinson & Co 4.874% 2/8/2029		1,250,000	1,259,570
Hologic Inc 3.25% 2/15/2029 (d)		511,000	469,739
Hologic Inc 4.625% 2/1/2028 (d)		33,000	32,358
Medline Borrower LP 3.875% 4/1/2029 (d)		4,662,000	4,370,750
Medline Borrower LP 5.25% 10/1/2029 (d)		98,000	95,677
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		350,000	356,499
Solventum Corp 5.45% 2/25/2027 (d)		386,000	390,818
Solventum Corp 5.6% 3/23/2034 (d)		150,000	152,295
Solventum Corp 6% 5/15/2064 (d)		555,000	565,428
Stryker Corp 3.375% 11/1/2025		430,000	424,830
Stryker Corp 3.375% 9/11/2032	EUR	2,300,000	2,489,779
Stryker Corp 3.625% 9/11/2036	EUR	3,300,000	3,592,242
Stryker Corp 4.25% 9/11/2029		2,200,000	2,171,157
Teleflex Inc 4.25% 6/1/2028 (d)		210,000	201,017
			19,202,819
Health Care Providers & Services - 0.6%
Acadia Healthcare Co Inc 5% 4/15/2029 (d)		273,000	256,691
Acadia Healthcare Co Inc 5.5% 7/1/2028 (d)		118,000	114,532
Aetna Inc 4.125% 11/15/2042		51,000	41,086
Aetna Inc 4.5% 5/15/2042		6,000	5,144
Aetna Inc 4.75% 3/15/2044		95,000	82,924
AHS Hospital Corp 2.78% 7/1/2051		315,000	209,264
AMN Healthcare Inc 4.625% 10/1/2027 (d)		3,050,000	2,918,266
Ascension Health 2.532% 11/15/2029		295,000	269,673
Ascension Health 3.106% 11/15/2039		610,000	484,266
Ascension Health 3.945% 11/15/2046		20,000	16,891
Banner Health 1.897% 1/1/2031		71,000	59,839
BayCare Health System Inc 3.831% 11/15/2050		2,320,000	1,881,916
Cencora Inc 2.7% 3/15/2031		5,980,000	5,261,564
Cencora Inc 5.125% 2/15/2034		250,000	250,430
Centene Corp 2.45% 7/15/2028		6,335,000	5,727,831
Centene Corp 2.5% 3/1/2031		1,330,000	1,116,603
Centene Corp 2.625% 8/1/2031		11,006,000	9,198,300
Centene Corp 3% 10/15/2030		1,673,000	1,458,885
Centene Corp 3.375% 2/15/2030		4,420,000	3,980,979
Centene Corp 4.25% 12/15/2027		6,214,000	6,008,986
Centene Corp 4.625% 12/15/2029		7,750,000	7,430,537
Children's Health System of Texas 2.511% 8/15/2050		360,000	223,577
Children's Hospital Corp/The 4.115% 1/1/2047		265,000	228,014
Children's Hospital/DC 2.928% 7/15/2050		22,000	14,801
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		184,000	149,391
CHS/Community Health Systems Inc 5.625% 3/15/2027 (d)		384,000	371,620
Cigna Group/The 2.375% 3/15/2031		2,003,000	1,728,212
Cigna Group/The 2.4% 3/15/2030		1,499,000	1,331,751
Cigna Group/The 3.2% 3/15/2040		2,430,000	1,865,352
Cigna Group/The 3.25% 4/15/2025		355,000	353,012
Cigna Group/The 4.375% 10/15/2028		6,825,000	6,761,312
Cigna Group/The 4.5% 2/25/2026		2,521,000	2,516,113
CommonSpirit Health 1.547% 10/1/2025		37,000	36,062
CommonSpirit Health 2.782% 10/1/2030		37,000	33,189
CommonSpirit Health 3.91% 10/1/2050		36,000	28,237
CommonSpirit Health 5.205% 12/1/2031		9,840,000	10,013,843
Cottage Health Obligated Group 3.304% 11/1/2049		14,000	10,339
CVS Health Corp 1.3% 8/21/2027		400,000	364,300
CVS Health Corp 1.75% 8/21/2030		1,275,000	1,062,024
CVS Health Corp 1.875% 2/28/2031		2,540,000	2,088,418
CVS Health Corp 2.7% 8/21/2040		10,465,000	7,163,151
CVS Health Corp 4.25% 4/1/2050		923,000	723,176
CVS Health Corp 4.3% 3/25/2028		152,000	149,084
CVS Health Corp 4.78% 3/25/2038		1,650,000	1,498,756
CVS Health Corp 5.05% 3/25/2048		815,000	722,346
CVS Health Corp 5.125% 2/21/2030		260,000	260,132
CVS Health Corp 5.125% 7/20/2045		2,185,000	1,965,083
CVS Health Corp 5.25% 2/21/2033		220,000	218,331
CVS Health Corp 5.4% 6/1/2029		1,000,000	1,016,903
CVS Health Corp 5.875% 6/1/2053		1,890,000	1,862,964
CVS Health Corp equipment trust certificate 5.773% 1/10/2033 (d)		7,301	7,346
DaVita Inc 3.75% 2/15/2031 (d)		1,956,000	1,729,992
DaVita Inc 4.625% 6/1/2030 (d)		877,000	821,469
Elevance Health Inc 3.6% 3/15/2051		341,000	252,329
Elevance Health Inc 3.65% 12/1/2027		1,260,000	1,227,536
Elevance Health Inc 4.101% 3/1/2028		1,570,000	1,543,107
Elevance Health Inc 4.55% 5/15/2052		123,000	105,565
Elevance Health Inc 4.625% 5/15/2042		1,770,000	1,598,538
Elevance Health Inc 4.85% 8/15/2054		88,000	76,892
Elevance Health Inc 4.95% 11/1/2031		5,800,000	5,806,328
Elevance Health Inc 5.125% 2/15/2053		144,000	135,535
Elevance Health Inc 5.15% 6/15/2029		2,225,000	2,259,526
Elevance Health Inc 5.65% 6/15/2054		126,000	127,749
Elevance Health Inc 5.7% 2/15/2055		154,000	158,009
Encompass Health Corp 4.625% 4/1/2031		41,000	38,664
Encompass Health Corp 4.75% 2/1/2030		366,000	354,273
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		380,000	388,175
Hartford HealthCare Corp 3.447% 7/1/2054		68,000	50,607
HCA Inc 2.375% 7/15/2031		775,000	654,182
HCA Inc 3.5% 7/15/2051		553,000	380,638
HCA Inc 3.5% 9/1/2030		2,003,000	1,847,595
HCA Inc 4.5% 2/15/2027		709,000	703,523
HCA Inc 4.625% 3/15/2052		260,000	215,769
HCA Inc 5.25% 4/15/2025		210,000	210,188
HCA Inc 5.25% 6/15/2026		542,000	543,421
HCA Inc 5.25% 6/15/2049		510,000	467,890
HCA Inc 5.375% 2/1/2025		305,000	304,961
HCA Inc 5.375% 9/1/2026		1,350,000	1,356,724
HCA Inc 5.45% 4/1/2031		3,157,000	3,201,585
HCA Inc 5.45% 9/15/2034		1,787,000	1,785,179
HCA Inc 5.5% 6/15/2047		740,000	708,702
HCA Inc 5.6% 4/1/2034		510,000	515,742
HCA Inc 5.625% 9/1/2028		1,159,000	1,183,603
HCA Inc 5.875% 2/15/2026		1,652,000	1,664,842
HCA Inc 6% 4/1/2054		110,000	111,494
HCA Inc 7.75% 7/15/2036		2,675,000	3,093,030
HealthEquity Inc 4.5% 10/1/2029 (d)		45,000	42,636
Humana Inc 5.375% 4/15/2031		200,000	202,086
Humana Inc 5.875% 3/1/2033		176,000	181,762
Humana Inc 5.95% 3/15/2034		385,000	399,603
Icon Investments Six DAC 5.809% 5/8/2027		800,000	815,390
Kaiser Foundation Hospitals 2.81% 6/1/2041		5,270,000	3,910,474
Kaiser Foundation Hospitals 3.002% 6/1/2051		975,000	678,461
Laboratory Corp of America Holdings 3.6% 2/1/2025		1,410,000	1,405,711
Memorial Health Services 3.447% 11/1/2049		18,000	13,660
Memorial Sloan-Kettering Cancer Center 2.955% 1/1/2050		290,000	204,059
Memorial Sloan-Kettering Cancer Center 4.125% 7/1/2052		6,000	5,135
Memorial Sloan-Kettering Cancer Center 4.2% 7/1/2055		22,000	18,779
Memorial Sloan-Kettering Cancer Center 5% 7/1/2042		350,000	342,676
Methodist Hospital/The 2.705% 12/1/2050		820,000	542,573
Modivcare Inc 5% 10/1/2029 (d)		1,062,000	728,203
Molina Healthcare Inc 3.875% 11/15/2030 (d)		100,000	90,992
Molina Healthcare Inc 3.875% 5/15/2032 (d)		155,000	137,167
Molina Healthcare Inc 6.25% 1/15/2033 (d)		855,000	862,256
Mount Sinai Hospital/The 3.737% 7/1/2049		460,000	310,746
Mount Sinai Hospital/The 3.981% 7/1/2048		19,000	14,045
Multicare Health System 2.803% 8/15/2050		10,000	6,209
MyMichigan Health 3.409% 6/1/2050		27,000	20,187
New York and Presbyterian Hospital/The 2.606% 8/1/2060		20,000	11,813
New York and Presbyterian Hospital/The 4.024% 8/1/2045		600,000	515,507
New York and Presbyterian Hospital/The 4.063% 8/1/2056		390,000	326,587
NYU Langone Hospitals 3.38% 7/1/2055		32,000	22,856
NYU Langone Hospitals 4.368% 7/1/2047		810,000	726,414
OhioHealth Corp 2.297% 11/15/2031		8,505,000	7,237,107
Owens & Minor Inc 4.5% 3/31/2029 (d)		255,000	230,814
Owens & Minor Inc 6.625% 4/1/2030 (d)		134,000	129,813
PeaceHealth Obligated Group 1.375% 11/15/2025		165,000	159,465
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		170,000	164,382
Piedmont Healthcare Inc 2.719% 1/1/2042		1,780,000	1,274,872
Piedmont Healthcare Inc 2.864% 1/1/2052		1,055,000	700,021
Providence St Joseph Health Obligated Group 2.532% 10/1/2029		2,405,000	2,171,247
Providence St Joseph Health Obligated Group 2.746% 10/1/2026		180,000	173,673
Quest Diagnostics Inc 2.95% 6/30/2030		54,000	49,112
Quest Diagnostics Inc 4.6% 12/15/2027		160,000	160,274
Quest Diagnostics Inc 4.625% 12/15/2029		4,830,000	4,792,958
Quest Diagnostics Inc 5.75% 1/30/2040		93,000	92,950
Quest Diagnostics Inc 6.4% 11/30/2033		150,000	164,005
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(d)		294,535	293,062
Sabra Health Care LP 3.2% 12/1/2031		8,620,000	7,546,223
Select Medical Corp 6.25% 12/1/2032 (d)(f)		720,000	721,430
Sentara Health 2.927% 11/1/2051		565,000	383,317
Stanford Health Care 3.027% 8/15/2051		680,000	474,076
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		165,000	169,609
Sutter Health 4.091% 8/15/2048		780,000	664,295
Tenet Healthcare Corp 4.25% 6/1/2029		1,613,000	1,523,212
Tenet Healthcare Corp 4.375% 1/15/2030		300,000	281,068
Tenet Healthcare Corp 4.625% 6/15/2028		2,684,000	2,604,396
Tenet Healthcare Corp 5.125% 11/1/2027		2,570,000	2,546,366
Tenet Healthcare Corp 6.125% 6/15/2030		688,000	691,521
Tenet Healthcare Corp 6.25% 2/1/2027		14,000	14,009
Texas Health Resources 2.328% 11/15/2050		14,000	8,448
Texas Health Resources 4.33% 11/15/2055		31,000	27,204
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		2,792,000	2,743,056
UnitedHealth Group Inc 3.05% 5/15/2041		2,030,000	1,539,913
UnitedHealth Group Inc 3.125% 5/15/2060		620,000	399,219
UnitedHealth Group Inc 3.25% 5/15/2051		4,157,000	2,935,073
UnitedHealth Group Inc 3.7% 8/15/2049		240,000	186,050
UnitedHealth Group Inc 3.75% 10/15/2047		32,000	25,315
UnitedHealth Group Inc 3.875% 8/15/2059		194,000	147,897
UnitedHealth Group Inc 3.95% 10/15/2042		17,000	14,395
UnitedHealth Group Inc 4.25% 4/15/2047		770,000	658,653
UnitedHealth Group Inc 4.25% 6/15/2048		672,000	572,119
UnitedHealth Group Inc 4.5% 4/15/2033		3,770,000	3,678,642
UnitedHealth Group Inc 4.625% 11/15/2041		110,000	101,810
UnitedHealth Group Inc 4.75% 5/15/2052		140,000	128,336
UnitedHealth Group Inc 4.8% 1/15/2030		6,450,000	6,515,186
UnitedHealth Group Inc 4.95% 5/15/2062		80,000	74,084
UnitedHealth Group Inc 5.05% 4/15/2053		1,171,000	1,120,206
UnitedHealth Group Inc 5.15% 7/15/2034		1,900,000	1,933,666
UnitedHealth Group Inc 5.2% 4/15/2063		8,106,000	7,798,095
UnitedHealth Group Inc 5.375% 4/15/2054		355,000	354,970
UnitedHealth Group Inc 5.5% 4/15/2064		82,000	82,257
UnitedHealth Group Inc 5.625% 7/15/2054		83,000	86,109
UnitedHealth Group Inc 5.75% 7/15/2064		982,000	1,025,872
UnitedHealth Group Inc 5.8% 3/15/2036		820,000	875,313
UnitedHealth Group Inc 5.875% 2/15/2053		368,000	392,831
UnitedHealth Group Inc 6.05% 2/15/2063		182,000	198,161
UPMC 5.035% 5/15/2033		800,000	804,573
UPMC 5.377% 5/15/2043		655,000	663,873
Yale-New Haven Health Services Corp 2.496% 7/1/2050		28,000	17,362
			210,222,760
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (d)		230,000	227,096
IQVIA Inc 5% 5/15/2027 (d)		200,000	197,764
IQVIA Inc 5.7% 5/15/2028		3,150,000	3,221,820
IQVIA Inc 6.5% 5/15/2030 (d)		210,000	215,571
			3,862,251
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 2.1% 6/4/2030		86,000	74,704
Agilent Technologies Inc 2.3% 3/12/2031		1,245,000	1,076,333
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		347,000	321,450
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)		330,000	316,741
Illumina Inc 4.65% 9/9/2026		4,500,000	4,482,997
Thermo Fisher Scientific Inc 2.8% 10/15/2041		620,000	455,850
Thermo Fisher Scientific Inc 4.95% 11/21/2032		344,000	348,270
Thermo Fisher Scientific Inc 5.086% 8/10/2033		145,000	147,589
			7,223,934
Pharmaceuticals - 0.1%
Bausch Health Americas Inc 9.25% 4/1/2026 (d)		136,000	131,580
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		580,000	479,989
Bausch Health Cos Inc 5% 1/30/2028 (d)		25,000	16,750
Bausch Health Cos Inc 5% 2/15/2029 (d)		400,000	240,000
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		825,000	462,000
Bausch Health Cos Inc 5.25% 2/15/2031 (d)		4,796,000	2,661,780
Bausch Health Cos Inc 5.5% 11/1/2025 (d)		596,000	582,894
Bausch Health Cos Inc 5.75% 8/15/2027 (d)		178,000	157,966
Bausch Health Cos Inc 6.25% 2/15/2029 (d)		1,500,000	962,544
Bausch Health Cos Inc 7% 1/15/2028 (d)		375,000	262,500
Bausch Health Cos Inc 9% 12/15/2025 (d)		100,000	98,005
Bristol-Myers Squibb Co 2.35% 11/13/2040		407,000	283,422
Bristol-Myers Squibb Co 3.7% 3/15/2052		1,949,000	1,510,896
Bristol-Myers Squibb Co 3.9% 3/15/2062		436,000	331,574
Bristol-Myers Squibb Co 4.125% 6/15/2039		300,000	269,686
Bristol-Myers Squibb Co 5.55% 2/22/2054		1,835,000	1,897,653
Bristol-Myers Squibb Co 5.65% 2/22/2064		1,182,000	1,208,778
Bristol-Myers Squibb Co 6.4% 11/15/2063		50,000	56,842
Catalent Pharma Solutions Inc 3.5% 4/1/2030 (d)		985,000	969,900
Elanco Animal Health Inc 6.65% 8/28/2028 (b)		1,693,000	1,747,466
Eli Lilly & Co 2.25% 5/15/2050		97,000	57,967
Eli Lilly & Co 4.15% 3/15/2059		146,000	122,313
Eli Lilly & Co 4.6% 8/14/2034		3,066,000	3,023,419
Eli Lilly & Co 4.7% 2/9/2034		1,179,000	1,168,190
Eli Lilly & Co 4.95% 2/27/2063		320,000	305,254
Haleon US Capital LLC 3.375% 3/24/2027		250,000	243,175
Haleon US Capital LLC 3.625% 3/24/2032		1,305,000	1,204,941
Jazz Securities DAC 4.375% 1/15/2029 (d)		95,000	90,229
Merck & Co Inc 2.9% 12/10/2061		140,000	86,292
Merck & Co Inc 3.4% 3/7/2029		1,400,000	1,343,501
Merck & Co Inc 4% 3/7/2049		200,000	166,048
Mylan Inc 5.2% 4/15/2048		910,000	785,029
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		690,000	653,938
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)		1,210,000	1,107,633
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (g)		200,000	191,764
Perrigo Finance Unlimited Co 6.125% 9/30/2032		245,000	244,175
Pfizer Inc 2.7% 5/28/2050		980,000	638,787
Pfizer Inc 3.9% 3/15/2039		86,000	75,113
Pfizer Inc 4.1% 9/15/2038		87,000	78,838
Pfizer Inc 4.3% 6/15/2043		117,000	103,827
Pfizer Inc 4.4% 5/15/2044		280,000	252,588
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033		850,000	841,071
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053		365,000	360,821
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063		151,000	146,594
Roche Holdings Inc 4.79% 3/8/2029 (d)		250,000	252,982
Roche Holdings Inc 5.489% 11/13/2030 (d)		1,000,000	1,042,153
Utah Acquisition Sub Inc 3.95% 6/15/2026		4,915,000	4,839,099
Utah Acquisition Sub Inc 5.25% 6/15/2046		695,000	610,008
Viatris Inc 2.3% 6/22/2027		120,000	112,586
Viatris Inc 3.85% 6/22/2040		12,410,000	9,657,885
Wyeth LLC 5.95% 4/1/2037		32,000	34,464
Wyeth LLC 6.5% 2/1/2034		118,000	131,682
Zoetis Inc 2% 5/15/2030		173,000	150,348
Zoetis Inc 5.6% 11/16/2032		141,000	147,589
			44,602,528
TOTAL HEALTH CARE			333,759,231

Industrials - 0.6%
Aerospace & Defense - 0.3%
Boeing Co 2.196% 2/4/2026		19,559,000	18,902,127
Boeing Co 2.25% 6/15/2026		810,000	774,991
Boeing Co 2.7% 2/1/2027		246,000	233,776
Boeing Co 2.75% 2/1/2026		5,950,000	5,787,760
Boeing Co 3.1% 5/1/2026		553,000	536,913
Boeing Co 3.25% 2/1/2035		1,770,000	1,426,586
Boeing Co 3.6% 5/1/2034		1,235,000	1,048,408
Boeing Co 3.625% 2/1/2031		6,529,000	5,952,724
Boeing Co 3.9% 5/1/2049		985,000	705,249
Boeing Co 5.04% 5/1/2027		700,000	700,226
Boeing Co 5.15% 5/1/2030		4,430,000	4,410,959
Boeing Co 5.705% 5/1/2040		2,210,000	2,142,835
Boeing Co 5.805% 5/1/2050		6,000,000	5,736,911
Boeing Co 5.93% 5/1/2060		7,400,000	6,996,457
Boeing Co 6.259% 5/1/2027 (d)		524,000	536,965
Boeing Co 6.298% 5/1/2029 (d)		4,226,000	4,401,685
Boeing Co 6.388% 5/1/2031 (d)		1,617,000	1,703,257
Boeing Co 6.528% 5/1/2034 (d)		2,237,000	2,378,591
Boeing Co 6.858% 5/1/2054 (d)		2,554,000	2,773,718
Boeing Co 7.008% 5/1/2064 (d)		2,155,000	2,346,575
BWX Technologies Inc 4.125% 4/15/2029 (d)		442,000	415,595
BWX Technologies Inc 4.125% 6/30/2028 (d)		220,000	208,925
HEICO Corp 5.25% 8/1/2028		1,220,000	1,239,850
Howmet Aerospace Inc 4.85% 10/15/2031		4,900,000	4,875,355
Howmet Aerospace Inc 5.95% 2/1/2037		575,000	609,839
Howmet Aerospace Inc 6.75% 1/15/2028		345,000	364,477
Huntington Ingalls Industries Inc 4.2% 5/1/2030		145,000	138,378
Huntington Ingalls Industries Inc 5.353% 1/15/2030		6,295,000	6,349,184
L3Harris Technologies Inc 5.25% 6/1/2031		907,000	924,444
L3Harris Technologies Inc 5.35% 6/1/2034		1,190,000	1,214,545
L3Harris Technologies Inc 5.4% 1/15/2027		3,030,000	3,079,995
L3Harris Technologies Inc 5.4% 7/31/2033		1,285,000	1,314,521
L3Harris Technologies Inc 5.6% 7/31/2053		120,000	122,810
Lockheed Martin Corp 1.85% 6/15/2030		111,000	96,372
Lockheed Martin Corp 3.9% 6/15/2032		54,000	51,159
Lockheed Martin Corp 4.15% 6/15/2053		290,000	243,441
Lockheed Martin Corp 4.5% 5/15/2036		305,000	293,723
Lockheed Martin Corp 4.7% 5/15/2046		145,000	135,382
Moog Inc 4.25% 12/15/2027 (d)		360,000	346,371
Northrop Grumman Corp 4.03% 10/15/2047		319,000	263,728
Northrop Grumman Corp 4.75% 6/1/2043		545,000	509,009
Northrop Grumman Corp 4.9% 6/1/2034		499,000	498,119
Northrop Grumman Corp 4.95% 3/15/2053		584,000	550,335
Northrop Grumman Corp 5.2% 6/1/2054		292,000	285,747
RTX Corp 1.9% 9/1/2031		210,000	174,804
RTX Corp 2.375% 3/15/2032		1,000,000	846,529
RTX Corp 3.03% 3/15/2052		200,000	133,339
RTX Corp 4.125% 11/16/2028		490,000	481,272
RTX Corp 4.5% 6/1/2042		138,000	124,671
RTX Corp 5.15% 2/27/2033		186,000	188,566
RTX Corp 5.375% 2/27/2053		126,000	125,472
RTX Corp 5.4% 5/1/2035		503,000	517,960
RTX Corp 6.05% 6/1/2036		591,000	639,952
RTX Corp 6.4% 3/15/2054		100,000	114,151
RTX Corp 6.7% 8/1/2028		1,990,000	2,125,461
Spirit AeroSystems Inc 9.375% 11/30/2029 (d)		211,000	226,921
Textron Inc 2.45% 3/15/2031		3,245,000	2,804,522
Textron Inc 3% 6/1/2030		718,000	651,767
TransDigm Inc 6% 1/15/2033 (d)		720,000	719,932
TransDigm Inc 6.375% 3/1/2029 (d)		845,000	858,771
TransDigm Inc 6.625% 3/1/2032 (d)		550,000	563,358
Wesco Aircraft Holdings Inc 9% 11/15/2026 (d)(m)		238,000	97,580
			105,023,045
Air Freight & Logistics - 0.0%
Cargo Aircraft Management Inc 4.75% 2/1/2028 (d)		160,000	158,628
GXO Logistics Inc 6.25% 5/6/2029		800,000	828,000
Rand Parent LLC 8.5% 2/15/2030 (d)		215,000	217,822
			1,204,450
Building Products - 0.0%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)		500,000	492,039
Builders FirstSource Inc 4.25% 2/1/2032 (d)		915,000	833,505
Builders FirstSource Inc 5% 3/1/2030 (d)		195,000	188,322
Carlisle Cos Inc 2.2% 3/1/2032		1,890,000	1,571,442
Carrier Global Corp 4.5% 11/29/2032	EUR	300,000	342,807
Carrier Global Corp 5.9% 3/15/2034		2,541,000	2,689,183
Carrier Global Corp 6.2% 3/15/2054		392,000	438,154
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		982,000	992,852
Griffon Corp 5.75% 3/1/2028		431,000	425,713
JELD-WEN Inc 4.875% 12/15/2027 (d)		1,426,000	1,370,111
Masterbrand Inc 7% 7/15/2032 (d)		320,000	328,164
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		465,000	473,358
Owens Corning 3.95% 8/15/2029		1,305,000	1,258,907
Owens Corning 4.3% 7/15/2047		735,000	614,481
Standard Industries Inc/NY 3.375% 1/15/2031 (d)		92,000	80,805
Standard Industries Inc/NY 4.375% 7/15/2030 (d)		716,000	666,039
Standard Industries Inc/NY 4.75% 1/15/2028 (d)		3,884,000	3,774,459
Standard Industries Inc/NY 5% 2/15/2027 (d)		10,000	9,827
			16,550,168
Commercial Services & Supplies - 0.0%
ACCO Brands Corp 4.25% 3/15/2029 (d)		462,000	429,066
ADT Security Corp/The 4.125% 8/1/2029 (d)		348,000	326,035
ADT Security Corp/The 4.875% 7/15/2032 (d)		853,000	793,937
Advocate Health & Hospitals Corp 3.387% 10/15/2049		510,000	385,610
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		1,175,000	1,078,305
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		170,000	174,079
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)		1,030,000	971,490
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)		520,000	490,036
Artera Services LLC 8.5% 2/15/2031 (d)		1,180,000	1,172,518
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		160,000	169,746
Clean Harbors Inc 6.375% 2/1/2031 (d)		45,000	45,806
CoreCivic Inc 8.25% 4/15/2029		115,000	122,131
Ford Foundation/The 2.815% 6/1/2070		85,000	52,123
GEO Group Inc/The 8.625% 4/15/2029		130,000	137,503
GFL Environmental Inc 3.75% 8/1/2025 (d)		118,000	117,390
GFL Environmental Inc 4% 8/1/2028 (d)		325,000	309,304
GFL Environmental Inc 4.75% 6/15/2029 (d)		463,000	447,837
GFL Environmental Inc 6.75% 1/15/2031 (d)		655,000	679,265
Madison IAQ LLC 4.125% 6/30/2028 (d)		1,287,000	1,231,527
Pitney Bowes Inc 6.875% 3/15/2027 (d)		55,000	55,065
Pitney Bowes Inc 7.25% 3/15/2029 (d)		110,000	108,459
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (d)		385,000	361,975
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (d)		203,000	203,125
Republic Services Inc 1.45% 2/15/2031		58,000	47,906
Republic Services Inc 2.375% 3/15/2033		3,000	2,490
Waste Management Inc 3.875% 1/15/2029 (d)		530,000	514,395
Williams Scotsman Inc 4.625% 8/15/2028 (d)		110,000	105,859
Williams Scotsman Inc 6.625% 6/15/2029 (d)		1,425,000	1,449,461
Williams Scotsman Inc 7.375% 10/1/2031 (d)		260,000	269,755
			12,252,198
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/2027		1,175,000	1,166,511
Arcosa Inc 4.375% 4/15/2029 (d)		65,000	61,608
Dycom Industries Inc 4.5% 4/15/2029 (d)		492,000	464,328
MasTec Inc 4.5% 8/15/2028 (d)		297,000	289,888
MasTec Inc 5.9% 6/15/2029		610,000	626,028
MasTec Inc 6.625% 8/15/2029 (d)		43,000	42,946
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/2028 (d)		900,000	966,206
Quanta Services Inc 4.75% 8/9/2027		1,040,000	1,040,418
Quanta Services Inc 5.25% 8/9/2034		680,000	680,350
			5,338,283
Electrical Equipment - 0.0%
EnerSys 4.375% 12/15/2027 (d)		31,000	29,599
EnerSys 6.625% 1/15/2032 (d)		230,000	235,181
Regal Rexnord Corp 6.05% 2/15/2026		41,000	41,403
Regal Rexnord Corp 6.05% 4/15/2028		83,000	85,363
Regal Rexnord Corp 6.3% 2/15/2030		35,000	36,504
Regal Rexnord Corp 6.4% 4/15/2033		49,000	51,637
Sensata Technologies BV 4% 4/15/2029 (d)		370,000	345,046
Vertiv Group Corp 4.125% 11/15/2028 (d)		526,000	500,933
WESCO Distribution Inc 6.375% 3/15/2029 (d)		565,000	578,418
WESCO Distribution Inc 6.625% 3/15/2032 (d)		605,000	624,278
WESCO Distribution Inc 7.25% 6/15/2028 (d)		1,508,000	1,542,976
			4,071,338
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (d)		58,000	55,042
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (d)		379,000	376,640
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (d)		120,000	124,853
Burlington Northern Santa Fe LLC 2.875% 6/15/2052		333,000	220,836
Burlington Northern Santa Fe LLC 3.05% 2/15/2051		377,000	260,901
Burlington Northern Santa Fe LLC 3.55% 2/15/2050		166,000	127,385
Burlington Northern Santa Fe LLC 4.375% 9/1/2042		73,000	65,887
Burlington Northern Santa Fe LLC 5.2% 4/15/2054		1,156,000	1,154,293
Burlington Northern Santa Fe LLC 5.4% 6/1/2041		150,000	153,118
Burlington Northern Santa Fe LLC 5.5% 3/15/2055		1,490,000	1,545,013
Burlington Northern Santa Fe LLC 6.15% 5/1/2037		21,000	23,213
Burlington Northern Santa Fe LLC 7.082% 5/13/2029		2,000	2,188
CSX Corp 4.5% 11/15/2052		45,000	40,100
CSX Corp 4.9% 3/15/2055		493,000	464,426
CSX Corp 5.5% 4/15/2041		82,000	84,361
CSX Corp 6.15% 5/1/2037		1,475,000	1,618,453
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		560,000	563,082
Norfolk Southern Corp 2.9% 8/25/2051		175,000	114,262
Norfolk Southern Corp 3.05% 5/15/2050		310,000	211,923
Norfolk Southern Corp 3.4% 11/1/2049		79,000	57,787
Norfolk Southern Corp 3.95% 10/1/2042		105,000	88,640
Norfolk Southern Corp 4.05% 8/15/2052		175,000	142,105
Norfolk Southern Corp 5.35% 8/1/2054		489,000	488,865
RXO Inc 7.5% 11/15/2027 (d)		150,000	154,801
Uber Technologies Inc 4.5% 8/15/2029 (d)		237,000	231,001
Uber Technologies Inc 4.8% 9/15/2034		2,710,000	2,652,798
Uber Technologies Inc 5.35% 9/15/2054		209,000	203,870
Union Pacific Corp 2.973% 9/16/2062		230,000	142,388
Union Pacific Corp 3.5% 2/14/2053		135,000	100,846
Union Pacific Corp 3.55% 5/20/2061		130,000	93,298
Union Pacific Corp 3.6% 9/15/2037		1,015,000	877,113
Union Pacific Corp 3.75% 2/5/2070		239,000	172,538
Union Pacific Corp 3.839% 3/20/2060		299,000	228,042
Union Pacific Corp 4.1% 9/15/2067		132,000	103,002
XPO Inc 6.25% 6/1/2028 (d)		213,000	216,123
XPO Inc 7.125% 2/1/2032 (d)		850,000	886,123
XPO Inc 7.125% 6/1/2031 (d)		645,000	668,687
			14,714,003
Industrial Conglomerates - 0.0%
Honeywell International Inc 2.8% 6/1/2050		99,000	66,723
Honeywell International Inc 5.25% 3/1/2054		503,000	500,516
Honeywell International Inc 5.35% 3/1/2064		198,000	198,976
			766,215
Machinery - 0.1%
Allison Transmission Inc 3.75% 1/30/2031 (d)		86,000	77,301
Allison Transmission Inc 4.75% 10/1/2027 (d)		7,000	6,850
Allison Transmission Inc 5.875% 6/1/2029 (d)		326,000	328,028
Caterpillar Financial Services Corp 4.4% 10/15/2027		4,000,000	4,005,452
Caterpillar Inc 3.25% 4/9/2050		100,000	73,105
Caterpillar Inc 3.25% 9/19/2049		344,000	253,059
Chart Industries Inc 7.5% 1/1/2030 (d)		919,000	960,042
Eaton Corp 4.15% 11/2/2042		73,000	64,429
Eaton Corp 4.15% 3/15/2033		95,000	91,444
Esab Corp 6.25% 4/15/2029 (d)		443,000	450,674
Flowserve Corp 2.8% 1/15/2032		405,000	347,324
Hillenbrand Inc 3.75% 3/1/2031		291,000	258,424
IDEX Corp 4.95% 9/1/2029		2,190,000	2,203,932
OT Merger Corp 7.875% 10/15/2029 (d)		750,000	331,875
Parker-Hannifin Corp 3.25% 3/1/2027		45,000	43,730
Parker-Hannifin Corp 4.25% 9/15/2027		160,000	158,974
Parker-Hannifin Corp 6.25% 5/15/2038		12,000	13,185
Pentair Finance Sarl 4.5% 7/1/2029		9,495,000	9,302,938
Terex Corp 5% 5/15/2029 (d)		180,000	173,975
Terex Corp 6.25% 10/15/2032 (d)		240,000	240,223
Trinity Industries Inc 7.75% 7/15/2028 (d)		325,000	339,227
Wabash National Corp 4.5% 10/15/2028 (d)		295,000	274,129
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026		1,490,000	1,452,375
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (g)		10,335,000	10,295,562
Westinghouse Air Brake Technologies Corp 5.611% 3/11/2034		355,000	366,889
Xylem Inc/NY 1.95% 1/30/2028		15,000	13,890
			32,127,036
Passenger Airlines - 0.1%
American Airlines 2015-2 Class B Pass Through Trust equipment trust certificate 4% 3/22/2029		51,967	49,796
American Airlines 2016-2 Class AA Pass Through Trust equipment trust certificate 3.2% 12/15/2029		18,908	17,956
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (d)		80,000	81,939
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (d)		185,000	195,469
American Airlines 2016-3 Class A Pass Through Trust equipment trust certificate 3% 4/15/2030		24,298	22,943
American Airlines 2017-2 Class AA Pass Through Trust equipment trust certificate 3.35% 4/15/2031		324,103	305,723
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		271,010	270,884
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (d)		2,340,520	2,336,620
AS Mileage Plan IP Ltd 5.021% 10/20/2029 (d)		575,000	561,865
AS Mileage Plan IP Ltd 5.308% 10/20/2031 (d)		1,317,000	1,290,555
Delta Air Lines 2015-1 Class AA Pass Through Trust equipment trust certificate 3.625% 1/30/2029		72,915	70,853
Delta Air Lines Inc equipment trust certificate 2% 12/10/2029		232,051	215,530
JetBlue 2020-1 Class A Pass Through Trust 4% 5/15/2034		147,650	138,614
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		230,000	241,967
JetBlue Airways Corp equipment trust certificate 2.75% 11/15/2033		1,383,004	1,229,881
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd 6.5% 6/20/2027 (d)		386,904	390,184
Southwest Airlines Co 5.125% 6/15/2027		5,340,000	5,384,870
United Airlines 2013-1 Class A Pass Through Trust equipment trust certificate 4.3% 2/15/2027		113,263	112,287
United Airlines 2014-1 Class A Pass Through Trust equipment trust certificate 4% 10/11/2027		52,516	51,803
United Airlines 2014-2 Class B Pass Through Trust equipment trust certificate 3.75% 3/3/2028		158,218	155,064
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030		24,595	23,277
United Airlines 2016-2 Class A Pass Through Trust 3.1% 4/7/2030		18,706	17,073
United Airlines 2016-2 Class AA Pass Through Trust 2.875% 4/7/2030		33,542	31,399
United Airlines 2016-2 Class B Pass Through Trust 3.65% 4/7/2027		23,227	22,794
United Airlines 2018-1 Class A Pass Through Trust 3.7% 9/1/2031		26,269	23,818
United Airlines 2018-1 Class AA Pass Through Trust 3.5% 9/1/2031		811,511	765,989
United Airlines 2019-1 Class A Pass Through Trust 4.55% 2/25/2033		39,546	36,002
United Airlines 2019-1 Class AA Pass Through Trust 4.15% 2/25/2033		33,355	32,225
United Airlines 2019-2 Class AA Pass Through Trust 2.7% 11/1/2033		433,459	384,091
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037		2,307,271	2,385,753
United Airlines 2024-1 Class A Pass Through Trust equipment trust certificate 5.45% 8/15/2038		616,000	630,646
United Airlines 2024-1 Class A Pass Through Trust equipment trust certificate 5.875% 8/15/2038		549,000	572,174
United Airlines Holdings Inc 4.875% 1/15/2025		65,000	64,856
United Airlines Inc 4.375% 4/15/2026 (d)		2,190,000	2,158,590
United Airlines Inc 4.625% 4/15/2029 (d)		595,000	571,833
			20,845,323
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		140,000	143,816
Booz Allen Hamilton Inc 3.875% 9/1/2028 (d)		320,000	306,331
Booz Allen Hamilton Inc 4% 7/1/2029 (d)		45,000	42,802
Equifax Inc 2.35% 9/15/2031		250,000	212,370
Equifax Inc 2.6% 12/1/2024		2,095,000	2,094,599
Equifax Inc 4.8% 9/15/2029		4,000,000	3,979,447
TriNet Group Inc 3.5% 3/1/2029 (d)		165,000	151,478
TriNet Group Inc 7.125% 8/15/2031 (d)		110,000	113,109
			7,043,952
Trading Companies & Distributors - 0.1%
Air Lease Corp 3% 2/1/2030		2,000,000	1,819,247
Air Lease Corp 3.375% 7/1/2025		7,608,000	7,542,253
Air Lease Corp 5.3% 6/25/2026		3,000,000	3,022,152
Air Lease Corp 5.85% 12/15/2027		970,000	998,737
Alta Equipment Group Inc 9% 6/1/2029 (d)		1,075,000	1,019,788
Beacon Roofing Supply Inc 6.5% 8/1/2030 (d)		510,000	522,636
Dcli Bidco LLC 7.75% 11/15/2029 (d)		475,000	491,199
Ferguson Enterprises Inc 5% 10/3/2034		840,000	823,086
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (d)		180,000	177,795
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)		230,000	237,566
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)		165,000	175,200
GATX Corp 6.05% 6/5/2054		97,000	105,146
H&E Equipment Services Inc 3.875% 12/15/2028 (d)		405,000	375,246
Herc Holdings Inc 5.5% 7/15/2027 (d)		372,000	370,180
Herc Holdings Inc 6.625% 6/15/2029 (d)		135,000	138,274
United Rentals North America Inc 3.75% 1/15/2032		825,000	735,710
United Rentals North America Inc 3.875% 2/15/2031		200,000	182,827
United Rentals North America Inc 4% 7/15/2030		175,000	162,271
United Rentals North America Inc 4.875% 1/15/2028		2,540,000	2,501,119
United Rentals North America Inc 5.25% 1/15/2030		195,000	192,612
United Rentals North America Inc 6.125% 3/15/2034 (d)		855,000	867,749
WW Grainger Inc 4.6% 6/15/2045		15,000	13,963
			22,474,756
TOTAL INDUSTRIALS			242,410,767

Information Technology - 0.4%
Communications Equipment - 0.0%
CommScope LLC 4.75% 9/1/2029 (d)		84,000	69,510
CommScope LLC 6% 3/1/2026 (d)		483,000	474,338
CommScope Technologies LLC 5% 3/15/2027 (d)		43,000	36,903
Hughes Satellite Systems Corp 6.625% 8/1/2026		300,000	245,554
Juniper Networks Inc 5.95% 3/15/2041		57,000	58,290
Motorola Solutions Inc 5.4% 4/15/2034		1,875,000	1,913,620
Motorola Solutions Inc 5.6% 6/1/2032		307,000	319,621
Viasat Inc 5.625% 9/15/2025 (d)		180,000	178,789
Viavi Solutions Inc 3.75% 10/1/2029 (d)		230,000	210,073
			3,506,698
Electronic Equipment, Instruments & Components - 0.0%
Arrow Electronics Inc 5.15% 8/21/2029		4,000,000	4,005,302
Coherent Corp 5% 12/15/2029 (d)		883,000	851,771
Corning Inc 3.9% 11/15/2049		35,000	27,820
Corning Inc 5.35% 11/15/2048		146,000	143,034
CPI CG Inc 10% 7/15/2029 (d)		60,000	63,478
Dell International LLC / EMC Corp 4.9% 10/1/2026		972,000	973,895
Dell International LLC / EMC Corp 5.25% 2/1/2028		691,000	703,485
Imola Merger Corp 4.75% 5/15/2029 (d)		517,000	496,265
Insight Enterprises Inc 6.625% 5/15/2032 (d)		415,000	424,521
Lightning Power LLC 7.25% 8/15/2032 (d)		110,000	114,667
Sensata Technologies Inc 3.75% 2/15/2031 (d)		621,000	554,906
Sensata Technologies Inc 4.375% 2/15/2030 (d)		200,000	185,500
Sensata Technologies Inc 6.625% 7/15/2032 (d)		200,000	204,061
TD SYNNEX Corp 1.75% 8/9/2026		6,930,000	6,574,899
TD SYNNEX Corp 6.1% 4/12/2034		300,000	313,419
Teledyne Technologies Inc 2.25% 4/1/2028		580,000	536,288
Teledyne Technologies Inc 2.75% 4/1/2031		4,505,000	3,983,336
TTM Technologies Inc 4% 3/1/2029 (d)		130,000	121,519
			20,278,166
IT Services - 0.0%
Accenture Capital Inc 4.25% 10/4/2031		3,875,000	3,790,172
Accenture Capital Inc 4.5% 10/4/2034		370,000	359,754
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)		60,000	54,523
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		125,000	121,813
Arches Buyer Inc 4.25% 6/1/2028 (d)		298,000	278,196
ASGN Inc 4.625% 5/15/2028 (d)		110,000	105,318
CDW LLC / CDW Finance Corp 3.276% 12/1/2028		740,000	688,649
CDW LLC / CDW Finance Corp 5.1% 3/1/2030		5,670,000	5,646,526
Gartner Inc 3.625% 6/15/2029 (d)		1,389,000	1,297,531
Gartner Inc 3.75% 10/1/2030 (d)		105,000	97,132
Gartner Inc 4.5% 7/1/2028 (d)		1,955,000	1,908,498
Genpact Luxembourg SARL/Genpact USA Inc 1.75% 4/10/2026		960,000	921,174
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		330,000	306,041
IBM International Capital Pte Ltd 5.3% 2/5/2054		1,205,000	1,177,253
			16,752,580
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices Inc 4.393% 6/1/2052		74,000	65,062
Amkor Technology Inc 6.625% 9/15/2027 (d)		346,000	347,053
Broadcom Inc 1.95% 2/15/2028 (d)		1,620,000	1,489,000
Broadcom Inc 2.45% 2/15/2031 (d)		12,454,000	10,862,374
Broadcom Inc 2.6% 2/15/2033 (d)		12,129,000	10,161,392
Broadcom Inc 3.137% 11/15/2035 (d)		6,060,000	5,041,142
Broadcom Inc 3.187% 11/15/2036 (d)		3,757,000	3,088,487
Broadcom Inc 3.419% 4/15/2033 (d)		4,197,000	3,731,878
Broadcom Inc 3.469% 4/15/2034 (d)		3,080,000	2,716,654
Broadcom Inc 3.5% 2/15/2041 (d)		18,731,000	14,993,690
Broadcom Inc 4% 4/15/2029 (d)		2,785,000	2,697,989
Broadcom Inc 4.15% 2/15/2028		2,895,000	2,854,424
Broadcom Inc 4.35% 2/15/2030		6,140,000	6,018,952
Broadcom Inc 4.8% 10/15/2034		1,400,000	1,369,338
Broadcom Inc 5.05% 7/12/2027		1,450,000	1,464,531
Broadcom Inc 5.05% 7/12/2029		3,383,000	3,421,096
Entegris Inc 3.625% 5/1/2029 (d)		324,000	298,351
Entegris Inc 4.375% 4/15/2028 (d)		325,000	311,430
Entegris Inc 5.95% 6/15/2030 (d)		773,000	774,299
Intel Corp 1.6% 8/12/2028		2,000,000	1,781,358
Intel Corp 3.05% 8/12/2051		175,000	108,337
Intel Corp 3.1% 2/15/2060		220,000	129,947
Intel Corp 3.2% 8/12/2061		104,000	61,933
Intel Corp 3.25% 11/15/2049		224,000	145,487
Intel Corp 4.1% 5/11/2047		481,000	368,690
Intel Corp 4.9% 8/5/2052		264,000	224,202
Intel Corp 5.9% 2/10/2063		785,000	763,519
KLA Corp 3.3% 3/1/2050		477,000	348,668
KLA Corp 4.65% 7/15/2032		130,000	129,755
KLA Corp 4.7% 2/1/2034		920,000	912,640
KLA Corp 5% 3/15/2049		83,000	80,015
Lam Research Corp 3.125% 6/15/2060		82,000	53,609
Marvell Technology Inc 2.95% 4/15/2031		100,000	89,009
Marvell Technology Inc 5.75% 2/15/2029		460,000	475,127
NVIDIA Corp 3.5% 4/1/2040		100,000	85,604
ON Semiconductor Corp 3.875% 9/1/2028 (d)		321,000	304,025
Qorvo Inc 4.375% 10/15/2029		290,000	273,675
QUALCOMM Inc 4.25% 5/20/2032		25,000	24,296
QUALCOMM Inc 4.5% 5/20/2052		65,000	57,300
Synaptics Inc 4% 6/15/2029 (d)		290,000	266,833
Teledyne FLIR LLC 2.5% 8/1/2030		1,215,000	1,073,700
Texas Instruments Inc 2.7% 9/15/2051		267,000	173,043
Texas Instruments Inc 3.875% 3/15/2039		47,000	41,826
Texas Instruments Inc 4.1% 8/16/2052		109,000	91,227
Texas Instruments Inc 4.15% 5/15/2048		8,000	6,859
Texas Instruments Inc 5.05% 5/18/2063		406,000	389,145
Texas Instruments Inc 5.15% 2/8/2054		845,000	838,776
Wolfspeed Inc 4.2917% 6/23/2030 pay-in-kind (b)(d)(j)(n)		210,000	202,125
			81,207,872
Software - 0.1%
AppLovin Corp 5.125% 12/1/2029 (f)		3,800,000	3,826,163
AppLovin Corp 5.375% 12/1/2031 (f)		9,610,000	9,706,019
AppLovin Corp 5.95% 12/1/2054 (f)		210,000	215,630
Cadence Design Systems Inc 4.3% 9/10/2029		355,000	350,783
Central Parent Inc / CDK Global Inc 7.25% 6/15/2029 (d)		135,000	135,694
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (d)		210,000	215,524
Clarivate Science Holdings Corp 3.875% 7/1/2028 (d)		352,000	330,044
Crowdstrike Holdings Inc 3% 2/15/2029		125,000	114,169
Elastic NV 4.125% 7/15/2029 (d)		440,000	411,442
Ellucian Holdings Inc 6.5% 12/1/2029 (d)		60,000	61,062
Fair Isaac Corp 4% 6/15/2028 (d)		500,000	476,926
Gen Digital Inc 5% 4/15/2025 (d)		370,000	368,991
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (d)		150,000	153,186
Intuit Inc 1.35% 7/15/2027		200,000	185,171
Microsoft Corp 2.5% 9/15/2050		241,000	154,253
NCR Voyix Corp 5% 10/1/2028 (d)		382,000	369,326
NCR Voyix Corp 5.125% 4/15/2029 (d)		220,000	211,283
Oracle Corp 2.3% 3/25/2028		1,678,000	1,561,146
Oracle Corp 2.8% 4/1/2027		1,465,000	1,408,948
Oracle Corp 2.95% 5/15/2025		1,185,000	1,174,847
Oracle Corp 3.6% 4/1/2050		2,092,000	1,546,545
Oracle Corp 3.65% 3/25/2041		255,000	206,251
Oracle Corp 3.85% 4/1/2060		6,840,000	4,991,091
Oracle Corp 3.85% 7/15/2036		51,000	44,983
Oracle Corp 3.9% 5/15/2035		45,000	40,530
Oracle Corp 3.95% 3/25/2051		455,000	355,044
Oracle Corp 4% 7/15/2046		298,000	239,698
Oracle Corp 4.1% 3/25/2061		408,000	310,435
Oracle Corp 4.125% 5/15/2045		1,025,000	847,132
Oracle Corp 4.2% 9/27/2029		8,000,000	7,827,990
Oracle Corp 4.3% 7/8/2034		16,000	15,094
Oracle Corp 4.375% 5/15/2055		1,122,000	929,506
Oracle Corp 5.5% 9/27/2064		48,000	46,501
Oracle Corp 5.55% 2/6/2053		2,104,000	2,104,292
Oracle Corp 6.9% 11/9/2052		547,000	642,192
RingCentral Inc 8.5% 8/15/2030 (d)		378,000	400,745
Roper Technologies Inc 1.75% 2/15/2031		200,000	166,651
Roper Technologies Inc 4.75% 2/15/2032		160,000	158,487
Roper Technologies Inc 4.9% 10/15/2034		630,000	618,549
Servicenow Inc 1.4% 9/1/2030		1,005,000	845,064
SS&C Technologies Inc 5.5% 9/30/2027 (d)		1,336,000	1,331,712
VMware LLC 3.9% 8/21/2027		500,000	489,694
VMware LLC 4.65% 5/15/2027		141,000	140,773
Workday Inc 3.5% 4/1/2027		405,000	395,704
Workday Inc 3.7% 4/1/2029		1,400,000	1,347,779
			47,473,049
Technology Hardware, Storage & Peripherals - 0.0%
Apple Inc 2.65% 2/8/2051		497,000	324,793
Apple Inc 2.7% 8/5/2051		775,000	509,778
Apple Inc 3.25% 2/23/2026		2,345,000	2,314,539
Apple Inc 3.75% 11/13/2047		29,000	23,933
Hewlett Packard Enterprise Co 5.25% 7/1/2028		136,000	138,425
Hewlett Packard Enterprise Co 6.35% 10/15/2045 (b)		283,000	304,918
Seagate HDD Cayman 3.125% 7/15/2029		64,000	55,575
Seagate HDD Cayman 4.091% 6/1/2029		96,000	90,734
Seagate HDD Cayman 4.125% 1/15/2031		106,000	95,564
Seagate HDD Cayman 8.25% 12/15/2029		1,078,000	1,156,533
Seagate HDD Cayman 8.5% 7/15/2031		12,000	12,939
Seagate HDD Cayman 9.625% 12/1/2032		102,965	117,607
Xerox Holdings Corp 8.875% 11/30/2029 (d)		180,000	154,961
			5,300,299
TOTAL INFORMATION TECHNOLOGY			174,518,664

Materials - 0.3%
Chemicals - 0.1%
Avient Corp 6.25% 11/1/2031 (d)		120,000	121,316
Avient Corp 7.125% 8/1/2030 (d)		307,000	318,072
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (d)		393,000	385,435
Axalta Coating Systems LLC 3.375% 2/15/2029 (d)		240,000	220,702
Celanese US Holdings LLC 6.379% 7/15/2032		400,000	416,855
Celanese US Holdings LLC 6.6% 11/15/2028		4,508,000	4,667,627
Celanese US Holdings LLC 6.8% 11/15/2030		3,406,000	3,586,788
Celanese US Holdings LLC 6.95% 11/15/2033		1,991,000	2,129,565
CF Industries Inc 4.95% 6/1/2043		422,000	385,848
CF Industries Inc 5.15% 3/15/2034		82,000	81,070
Chemours Co/The 4.625% 11/15/2029 (d)		640,000	571,358
Chemours Co/The 5.75% 11/15/2028 (d)		398,000	376,636
DuPont de Nemours Inc 4.725% 11/15/2028		5,610,000	5,655,996
DuPont de Nemours Inc 5.319% 11/15/2038		121,000	125,699
DuPont de Nemours Inc 5.419% 11/15/2048		590,000	623,154
Ecolab Inc 2.125% 8/15/2050		181,000	103,064
Ecolab Inc 2.75% 8/18/2055		140,000	87,547
EIDP Inc 4.8% 5/15/2033		255,000	253,166
Element Solutions Inc 3.875% 9/1/2028 (d)		311,000	298,557
FMC Corp 3.45% 10/1/2029		1,200,000	1,114,173
FMC Corp 4.5% 10/1/2049		1,495,000	1,207,562
FMC Corp 5.65% 5/18/2033		5,650,000	5,729,240
International Flavors & Fragrances Inc 2.3% 11/1/2030 (d)		3,430,000	2,941,760
International Flavors & Fragrances Inc 3.468% 12/1/2050 (d)		915,000	634,125
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		143,325	120,751
LSB Industries Inc 6.25% 10/15/2028 (d)		120,000	116,620
LYB International Finance BV 4.875% 3/15/2044		275,000	247,341
LYB International Finance BV 5.25% 7/15/2043		450,000	425,268
LYB International Finance III LLC 3.375% 10/1/2040		668,000	510,616
Methanex US Operations Inc 6.25% 3/15/2032 (d)		180,000	179,616
Olin Corp 5% 2/1/2030		195,000	187,306
Olin Corp 5.125% 9/15/2027		700,000	690,952
Olin Corp 5.625% 8/1/2029		195,000	193,510
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		200,000	212,611
Scotts Miracle-Gro Co/The 4% 4/1/2031		2,921,000	2,607,873
Scotts Miracle-Gro Co/The 4.375% 2/1/2032		625,000	559,482
Scotts Miracle-Gro Co/The 4.5% 10/15/2029		525,000	494,543
Scotts Miracle-Gro Co/The 5.25% 12/15/2026		59,000	58,465
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc 5.375% 9/1/2025 (d)		34,000	30,600
Tronox Inc 4.625% 3/15/2029 (d)		290,000	267,142
WR Grace Holdings LLC 4.875% 6/15/2027 (d)		410,000	402,932
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		235,000	243,381
			39,584,324
Construction Materials - 0.0%
Eco Material Technologies Inc 7.875% 1/31/2027 (d)		65,000	65,766
Global Infrastructure Solutions Inc 5.625% 6/1/2029 (d)		498,000	483,915
Knife River Corp 7.75% 5/1/2031 (d)		292,000	306,239
Martin Marietta Materials Inc 2.4% 7/15/2031		765,000	658,630
Martin Marietta Materials Inc 2.5% 3/15/2030		400,000	358,408
Martin Marietta Materials Inc 5.15% 12/1/2034		1,445,000	1,447,945
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)		505,000	500,686
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		200,000	212,789
Summit Materials LLC / Summit Materials Finance Corp 5.25% 1/15/2029 (d)		352,000	354,786
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (d)		85,000	90,731
VM Consolidated Inc 5.5% 4/15/2029 (d)		180,000	174,390
Vulcan Materials Co 4.5% 6/15/2047		350,000	306,422
			4,960,707
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (d)		280,000	252,113
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		85,000	84,667
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 4.125% 8/15/2026 (d)		834,000	710,739
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 5.25% 8/15/2027 (d)		725,000	429,562
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 5.25% 8/15/2027 (d)		825,000	488,813
Ball Corp 2.875% 8/15/2030		55,000	48,308
Ball Corp 3.125% 9/15/2031		395,000	345,496
Ball Corp 6% 6/15/2029		2,079,000	2,114,863
Berry Global Inc 1.57% 1/15/2026		1,675,000	1,614,541
Berry Global Inc 4.875% 7/15/2026 (d)		1,888,000	1,879,352
Berry Global Inc 5.5% 4/15/2028		4,810,000	4,889,749
Berry Global Inc 5.65% 1/15/2034 (d)		2,000,000	2,047,314
Berry Global Inc 5.8% 6/15/2031 (d)		1,690,000	1,749,913
Graphic Packaging International LLC 3.5% 3/1/2029 (d)		175,000	160,820
Graphic Packaging International LLC 3.5% 3/15/2028 (d)		49,000	46,056
Graphic Packaging International LLC 3.75% 2/1/2030 (d)		295,000	271,222
Graphic Packaging International LLC 4.75% 7/15/2027 (d)		64,000	62,744
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		430,000	438,000
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (d)		642,000	657,213
Owens-Brockway Glass Container Inc 6.625% 5/13/2027 (d)		411,000	410,333
Packaging Corp of America 3.05% 10/1/2051		108,000	73,129
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC 4% 10/15/2027 (d)		816,000	780,842
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc 4.375% 10/15/2028 (d)		2,350,000	2,224,409
Sealed Air Corp 1.573% 10/15/2026 (d)		2,750,000	2,579,291
Sealed Air Corp 4% 12/1/2027 (d)		229,000	219,606
Sealed Air Corp 5% 4/15/2029 (d)		350,000	338,952
Sealed Air Corp 6.5% 7/15/2032 (d)		235,000	239,256
Sealed Air Corp 6.875% 7/15/2033 (d)		210,000	222,676
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (d)		340,000	343,332
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)		215,000	223,786
TriMas Corp 4.125% 4/15/2029 (d)		266,000	247,746
WRKCo Inc 4.65% 3/15/2026		88,000	88,141
			26,282,984
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (d)		110,000	104,099
Alcoa Nederland Holding BV 5.5% 12/15/2027 (d)		200,000	199,750
Alcoa Nederland Holding BV 6.125% 5/15/2028 (d)		400,000	404,726
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		45,000	47,081
Arsenal AIC Parent LLC 11.5% 10/1/2031 (d)		895,000	1,011,657
Arsenal AIC Parent LLC 8% 10/1/2030 (d)		65,000	68,390
ATI Inc 4.875% 10/1/2029		70,000	67,128
ATI Inc 5.875% 12/1/2027		348,000	346,035
Big Riv Stl LLC / Brs Fin Corp 6.625% 1/31/2029 (d)		162,000	163,210
Carpenter Technology Corp 6.375% 7/15/2028		209,000	209,689
Cleveland-Cliffs Inc 4.625% 3/1/2029 (d)		194,000	182,816
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)		110,000	100,844
Cleveland-Cliffs Inc 5.875% 6/1/2027		448,000	448,848
Cleveland-Cliffs Inc 6.75% 4/15/2030 (d)		305,000	306,613
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)		635,000	639,465
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		105,000	105,534
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		410,000	417,649
Commercial Metals Co 3.875% 2/15/2031		235,000	211,979
Compass Minerals International Inc 6.75% 12/1/2027 (d)		120,000	120,816
Freeport-McMoRan Inc 4.125% 3/1/2028		960,000	934,517
Freeport-McMoRan Inc 4.375% 8/1/2028		6,105,000	5,992,377
Freeport-McMoRan Inc 4.625% 8/1/2030		824,000	804,477
Freeport-McMoRan Inc 5.25% 9/1/2029		305,000	306,154
Freeport-McMoRan Inc 5.4% 11/14/2034		570,000	578,494
Hecla Mining Co 7.25% 2/15/2028		775,000	786,402
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)		512,000	490,723
Newmont Corp / Newcrest Finance Pty Ltd 5.35% 3/15/2034		10,810,000	11,006,116
Newmont Corp 2.25% 10/1/2030		2,192,000	1,917,119
Newmont Corp 2.8% 10/1/2029		6,665,000	6,140,535
Newmont Corp 5.45% 6/9/2044		185,000	185,693
Novelis Corp 3.25% 11/15/2026 (d)		245,000	235,710
Novelis Corp 3.875% 8/15/2031 (d)		137,000	120,354
Nucor Corp 3.95% 5/1/2028		1,700,000	1,669,822
Roller Bearing Co of America Inc 4.375% 10/15/2029 (d)		30,000	28,269
Steel Dynamics Inc 3.45% 4/15/2030		8,400,000	7,863,307
United States Steel Corp 6.875% 3/1/2029		167,000	168,866
Vibrantz Technologies Inc 9% 2/15/2030 (d)		175,000	165,571
			44,550,835
Paper & Forest Products - 0.0%
Magnera Corp 7.25% 11/15/2031 (d)		85,000	83,792
TOTAL MATERIALS			115,462,642

Real Estate - 1.0%
Diversified REITs - 0.2%
American Assets Trust LP 3.375% 2/1/2031		3,370,000	2,977,944
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034		394,000	403,685
GLP Capital LP / GLP Financing II Inc 3.25% 1/15/2032		4,678,000	4,085,439
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030		499,000	468,681
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031		2,158,000	1,989,445
GLP Capital LP / GLP Financing II Inc 5.25% 6/1/2025		200,000	199,838
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029		1,451,000	1,449,768
GLP Capital LP / GLP Financing II Inc 5.375% 4/15/2026		4,955,000	4,955,889
GLP Capital LP / GLP Financing II Inc 5.75% 6/1/2028		3,851,000	3,903,485
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054		1,181,000	1,226,436
Piedmont Operating Partnership LP 2.75% 4/1/2032		1,374,000	1,103,646
Safehold GL Holdings LLC 2.8% 6/15/2031		146,000	125,887
Safehold GL Holdings LLC 2.85% 1/15/2032		145,000	123,858
Store Capital LLC 2.75% 11/18/2030		1,957,000	1,696,230
Store Capital LLC 4.625% 3/15/2029		2,475,000	2,401,943
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)		2,725,000	2,895,023
Vici Properties LP / Vici Note Co Inc 3.5% 2/15/2025 (d)		125,000	124,349
Vici Properties LP / Vici Note Co Inc 3.75% 2/15/2027 (d)		487,000	471,622
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (d)		912,000	861,713
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (d)		780,000	729,780
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)		2,673,000	2,625,256
Vici Properties LP / Vici Note Co Inc 4.5% 1/15/2028 (d)		855,000	835,949
Vici Properties LP / Vici Note Co Inc 4.5% 9/1/2026 (d)		400,000	394,033
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)		1,493,000	1,442,701
Vici Properties LP / Vici Note Co Inc 4.625% 6/15/2025 (d)		65,000	64,682
Vici Properties LP / Vici Note Co Inc 5.75% 2/1/2027 (d)		686,000	690,976
VICI Properties LP 4.375% 5/15/2025		749,000	745,885
VICI Properties LP 4.75% 2/15/2028		8,120,000	8,072,326
VICI Properties LP 4.95% 2/15/2030		7,659,000	7,572,823
VICI Properties LP 5.125% 5/15/2032		3,691,000	3,646,443
VICI Properties LP 5.75% 4/1/2034		855,000	872,946
VICI Properties LP 6.125% 4/1/2054		324,000	333,575
Vornado Realty LP 2.15% 6/1/2026		1,762,000	1,678,614
Vornado Realty LP 3.4% 6/1/2031		6,373,000	5,511,426
WP Carey Inc 2.25% 4/1/2033		3,969,000	3,206,082
WP Carey Inc 2.4% 2/1/2031		2,070,000	1,785,862
WP Carey Inc 3.85% 7/15/2029		1,725,000	1,656,202
WP Carey Inc 4.25% 10/1/2026		63,000	62,343
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	110,971
			73,503,756
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033		33,000	25,953
Alexandria Real Estate Equities Inc 2.95% 3/15/2034		1,105,000	932,257
Alexandria Real Estate Equities Inc 3.95% 1/15/2028		1,500,000	1,467,571
Alexandria Real Estate Equities Inc 4.7% 7/1/2030		1,600,000	1,581,982
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		5,395,000	5,398,651
Alexandria Real Estate Equities Inc 5.15% 4/15/2053		31,000	29,216
Diversified Healthcare Trust 4.375% 3/1/2031		350,000	266,959
Diversified Healthcare Trust 4.75% 2/15/2028		2,717,000	2,324,985
Diversified Healthcare Trust 9.75% 6/15/2025		76,000	75,975
Healthcare Realty Holdings LP 3.1% 2/15/2030		2,015,000	1,826,240
Healthcare Realty Holdings LP 3.5% 8/1/2026		2,311,000	2,259,382
Healthcare Realty Holdings LP 3.625% 1/15/2028		1,692,000	1,611,114
Healthcare Realty Holdings LP 3.875% 5/1/2025		2,215,000	2,195,616
Healthpeak OP LLC 2.125% 12/1/2028		30,000	27,212
Healthpeak OP LLC 3% 1/15/2030		1,679,000	1,540,030
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,930,000	1,259,557
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,375,000	1,161,896
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026		495,000	448,725
Omega Healthcare Investors Inc 3.25% 4/15/2033		5,977,000	5,134,768
Omega Healthcare Investors Inc 3.375% 2/1/2031		3,399,000	3,061,024
Omega Healthcare Investors Inc 3.625% 10/1/2029		7,647,000	7,135,162
Omega Healthcare Investors Inc 4.5% 1/15/2025		2,793,000	2,789,168
Omega Healthcare Investors Inc 4.5% 4/1/2027		1,500,000	1,483,627
Omega Healthcare Investors Inc 4.75% 1/15/2028		7,569,000	7,516,966
Omega Healthcare Investors Inc 5.25% 1/15/2026		5,841,000	5,848,806
Ventas Realty LP 3% 1/15/2030		10,008,000	9,145,207
Ventas Realty LP 3.25% 10/15/2026		6,000	5,829
Ventas Realty LP 3.5% 2/1/2025		13,000	12,959
Ventas Realty LP 3.85% 4/1/2027		518,000	507,021
Ventas Realty LP 4% 3/1/2028		2,712,000	2,654,556
Ventas Realty LP 4.125% 1/15/2026		1,630,000	1,617,407
Ventas Realty LP 4.75% 11/15/2030		13,000,000	12,908,591
Ventas Realty LP 5.625% 7/1/2034		233,000	240,102
Welltower OP LLC 2.7% 2/15/2027		2,590,000	2,493,984
Welltower OP LLC 2.75% 1/15/2031		8,865,000	7,867,473
			94,855,971
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)		80,000	81,905
RHP Hotel Properties LP / RHP Finance Corp 4.75% 10/15/2027		213,000	208,876
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (d)		1,400,000	1,422,821
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (d)		334,000	346,605
Service Properties Trust 5.5% 12/15/2027		100,000	95,452
			2,155,659
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		894,000	780,286
LXP Industrial Trust 6.75% 11/15/2028		455,000	480,614
Prologis LP 1.75% 7/1/2030		143,000	122,320
Prologis LP 2.125% 10/15/2050		43,000	24,124
Prologis LP 3% 4/15/2050		150,000	102,066
Prologis LP 4.75% 6/15/2033		165,000	163,621
			1,673,031
Office REITs - 0.1%
Boston Properties LP 4.5% 12/1/2028		5,210,000	5,103,019
COPT Defense Properties LP 2% 1/15/2029		600,000	530,471
COPT Defense Properties LP 2.25% 3/15/2026		1,820,000	1,757,548
COPT Defense Properties LP 2.75% 4/15/2031		6,209,000	5,342,825
COPT Defense Properties LP 2.9% 12/1/2033		490,000	400,488
Hudson Pacific Properties LP 3.25% 1/15/2030		2,705,000	2,005,419
Hudson Pacific Properties LP 3.95% 11/1/2027		345,000	305,957
Hudson Pacific Properties LP 4.65% 4/1/2029		10,503,000	8,550,091
			23,995,818
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 11/15/2027		5,608,000	5,297,671
Brandywine Operating Partnership LP 4.55% 10/1/2029		1,707,000	1,565,832
Brandywine Operating Partnership LP 8.3% 3/15/2028		6,570,000	6,934,504
Brandywine Operating Partnership LP 8.875% 4/12/2029		4,381,000	4,731,067
Essex Portfolio LP 1.7% 3/1/2028		515,000	468,532
Essex Portfolio LP 2.65% 3/15/2032		115,000	98,604
Essex Portfolio LP 5.5% 4/1/2034		525,000	536,163
Extra Space Storage LP 2.2% 10/15/2030		2,096,000	1,809,787
Extra Space Storage LP 2.35% 3/15/2032		237,000	197,409
Extra Space Storage LP 3.9% 4/1/2029		610,000	587,535
Extra Space Storage LP 5.5% 7/1/2030		57,000	58,607
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)		50,000	52,923
GTP Acquisition Partners I LLC 3.482% 6/15/2050 (d)		105,000	104,055
Host Hotels & Resorts LP 2.9% 12/15/2031		840,000	726,884
Host Hotels & Resorts LP 5.7% 7/1/2034		750,000	761,514
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		300,000	280,577
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		385,000	348,965
Howard Hughes Corp/The 5.375% 8/1/2028 (d)		850,000	834,173
Kennedy-Wilson Inc 4.75% 2/1/2030		225,000	204,092
Mid-America Apartments LP 4.2% 6/15/2028		82,000	80,881
Tanger Properties LP 2.75% 9/1/2031		4,140,000	3,531,893
Tanger Properties LP 3.125% 9/1/2026		3,497,000	3,381,924
Tanger Properties LP 3.875% 7/15/2027		13,369,000	12,980,521
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)		1,400,000	1,366,264
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)		280,000	281,641
Taylor Morrison Communities Inc 5.875% 6/15/2027 (d)		1,500,000	1,517,674
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (d)		328,000	313,222
			49,052,914
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		704,000	597,454
American Homes 4 Rent LP 3.375% 7/15/2051		1,089,000	757,863
American Homes 4 Rent LP 3.625% 4/15/2032		2,835,000	2,579,090
American Homes 4 Rent LP 4.3% 4/15/2052		3,020,000	2,477,102
AvalonBay Communities Inc 3.35% 5/15/2027		15,000	14,582
Camden Property Trust 3.15% 7/1/2029		146,000	137,263
ERP Operating LP 3.25% 8/1/2027		15,000	14,513
Invitation Homes Operating Partnership LP 2% 8/15/2031		2,006,000	1,659,144
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		4,260,000	3,988,508
Sun Communities Operating LP 2.3% 11/1/2028		1,550,000	1,406,887
Sun Communities Operating LP 2.7% 7/15/2031		11,527,000	9,877,478
Sun Communities Operating LP 5.5% 1/15/2029		2,260,000	2,288,171
UDR Inc 1.9% 3/15/2033		14,000	11,027
UDR Inc 2.1% 8/1/2032		47,000	38,267
UDR Inc 5.125% 9/1/2034		140,000	139,081
			25,986,430
Retail REITs - 0.2%
Brixmor Operating Partnership LP 2.25% 4/1/2028		3,700,000	3,396,880
Brixmor Operating Partnership LP 2.5% 8/16/2031		4,020,000	3,434,656
Brixmor Operating Partnership LP 4.05% 7/1/2030		12,288,000	11,716,109
Brixmor Operating Partnership LP 4.125% 5/15/2029		6,724,000	6,501,663
Brixmor Operating Partnership LP 4.125% 6/15/2026		8,331,000	8,246,964
Brixmor Operating Partnership LP 5.75% 2/15/2035		310,000	320,698
Kimco Realty OP LLC 1.9% 3/1/2028		3,540,000	3,250,898
Kimco Realty OP LLC 3.2% 4/1/2032		1,340,000	1,202,124
Kimco Realty OP LLC 4.6% 2/1/2033		3,535,000	3,441,127
Kite Realty Group Trust 4% 3/15/2025		6,865,000	6,841,930
Kite Realty Group Trust 4.75% 9/15/2030		10,799,000	10,694,758
NNN REIT Inc 3% 4/15/2052		560,000	363,735
NNN REIT Inc 3.1% 4/15/2050		106,000	71,062
NNN REIT Inc 3.5% 4/15/2051		151,000	107,904
NNN REIT Inc 3.6% 12/15/2026		47,000	46,016
NNN REIT Inc 4.3% 10/15/2028		23,000	22,657
NNN REIT Inc 5.5% 6/15/2034		90,000	91,971
NNN REIT Inc 5.6% 10/15/2033		50,000	51,525
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034		1,063,000	1,092,222
Realty Income Corp 1.8% 3/15/2033		32,000	25,037
Realty Income Corp 2.2% 6/15/2028		791,000	728,250
Realty Income Corp 2.7% 2/15/2032		7,532,000	6,505,482
Realty Income Corp 2.85% 12/15/2032		1,553,000	1,338,662
Realty Income Corp 3.1% 12/15/2029		6,235,000	5,788,620
Realty Income Corp 3.25% 1/15/2031		1,193,000	1,092,934
Realty Income Corp 3.4% 1/15/2028		3,460,000	3,338,696
Realty Income Corp 3.4% 1/15/2030		1,460,000	1,368,928
Realty Income Corp 4.125% 10/15/2026		20,000	19,805
Realty Income Corp 5.375% 9/1/2054		210,000	208,984
Regency Centers LP 3.7% 6/15/2030		177,000	167,728
Retail Opportunity Investments Partnership LP 4% 12/15/2024		877,000	876,441
Simon Property Group LP 2.45% 9/13/2029		1,975,000	1,791,317
Simon Property Group LP 3.25% 9/13/2049		168,000	119,224
			84,265,007
Specialized REITs - 0.0%
American Tower Corp 1.45% 9/15/2026		82,000	77,374
American Tower Corp 1.875% 10/15/2030		492,000	416,759
American Tower Corp 2.1% 6/15/2030		151,000	130,916
American Tower Corp 2.3% 9/15/2031		811,000	688,109
American Tower Corp 2.7% 4/15/2031		2,347,000	2,061,563
American Tower Corp 2.95% 1/15/2051		25,000	16,554
American Tower Corp 3.1% 6/15/2050		3,000	2,039
American Tower Corp 5% 1/31/2030		1,590,000	1,600,301
American Tower Corp 5.45% 2/15/2034		1,845,000	1,884,604
American Tower Corp 5.55% 7/15/2033		687,000	705,446
Crown Castle Inc 2.1% 4/1/2031		1,068,000	897,676
Crown Castle Inc 2.25% 1/15/2031		1,515,000	1,288,790
Crown Castle Inc 2.5% 7/15/2031		692,000	593,496
Crown Castle Inc 2.9% 3/15/2027		125,000	120,191
CubeSmart LP 2.25% 12/15/2028		865,000	785,087
Equinix Inc 2.15% 7/15/2030		328,000	285,686
Equinix Inc 2.5% 5/15/2031		658,000	571,694
Equinix Inc 3.9% 4/15/2032		1,756,000	1,648,232
Iron Mountain Inc 4.5% 2/15/2031 (d)		39,000	36,326
Iron Mountain Inc 4.875% 9/15/2027 (d)		506,000	498,277
Iron Mountain Inc 4.875% 9/15/2029 (d)		1,243,000	1,197,213
Iron Mountain Inc 5% 7/15/2028 (d)		355,000	346,291
Iron Mountain Inc 5.25% 3/15/2028 (d)		223,000	219,492
Iron Mountain Inc 5.25% 7/15/2030 (d)		75,000	72,767
Public Storage Operating Co 2.25% 11/9/2031		40,000	34,147
Public Storage Operating Co 5.1% 8/1/2033		171,000	173,810
SBA Communications Corp 3.125% 2/1/2029		956,000	874,628
SBA Communications Corp 3.875% 2/15/2027		400,000	388,560
Weyerhaeuser Co 4% 11/15/2029		1,485,000	1,431,409
			19,047,437
TOTAL REAL ESTATE			374,536,023

Utilities - 0.9%
Electric Utilities - 0.6%
AEP Texas Inc 2.1% 7/1/2030		3,375,000	2,925,189
AEP Texas Inc 3.45% 1/15/2050		309,000	219,949
AEP Texas Inc 3.45% 5/15/2051		171,000	120,336
AEP Texas Inc 3.8% 10/1/2047		1,056,000	799,344
AEP Texas Inc 4.7% 5/15/2032		213,000	208,602
AEP Texas Inc 5.4% 6/1/2033		960,000	969,692
AEP Transmission Co LLC 2.75% 8/15/2051		185,000	118,389
AEP Transmission Co LLC 3.15% 9/15/2049		464,000	323,668
AEP Transmission Co LLC 3.65% 4/1/2050		294,000	225,969
AEP Transmission Co LLC 3.75% 12/1/2047		83,000	64,944
AEP Transmission Co LLC 3.8% 6/15/2049		86,000	67,296
AEP Transmission Co LLC 4.5% 6/15/2052		89,000	78,435
AEP Transmission Co LLC 5.15% 4/1/2034		2,000,000	2,022,975
AEP Transmission Co LLC 5.4% 3/15/2053		1,132,000	1,142,596
Alabama Power Co 3.05% 3/15/2032		95,000	85,130
Alabama Power Co 3.75% 3/1/2045		1,218,000	981,940
Alabama Power Co 3.85% 12/1/2042		700,000	583,491
Alabama Power Co 4.1% 1/15/2042		225,000	191,377
Alabama Power Co 4.3% 7/15/2048		10,000	8,706
Alabama Power Co 5.5% 3/15/2041		36,000	36,512
Alabama Power Co 5.85% 11/15/2033		125,000	133,009
Alabama Power Co 6.125% 5/15/2038		861,000	933,495
Alliant Energy Finance LLC 1.4% 3/15/2026 (d)		2,300,000	2,195,556
Alliant Energy Finance LLC 5.4% 6/6/2027 (Alliant Energy Corp Insured) (d)		2,150,000	2,173,899
Appalachian Power Co 5.65% 4/1/2034		1,000,000	1,034,694
Arizona Public Service Co 2.2% 12/15/2031		2,440,000	2,051,171
Arizona Public Service Co 2.6% 8/15/2029		1,090,000	996,917
Arizona Public Service Co 3.5% 12/1/2049		1,100,000	796,190
Arizona Public Service Co 3.75% 5/15/2046		825,000	643,517
Arizona Public Service Co 4.25% 3/1/2049		29,000	23,897
Arizona Public Service Co 4.7% 1/15/2044		4,000	3,503
Arizona Public Service Co 6.35% 12/15/2032		3,735,000	4,038,870
Atlantic City Electric Co 2.3% 3/15/2031		425,000	367,843
Baltimore Gas and Electric Co 2.9% 6/15/2050		228,000	152,365
Baltimore Gas and Electric Co 3.2% 9/15/2049		385,000	271,289
Baltimore Gas and Electric Co 3.75% 8/15/2047		96,000	75,164
Baltimore Gas and Electric Co 4.25% 9/15/2048		368,000	312,258
Baltimore Gas and Electric Co 5.4% 6/1/2053		215,000	216,792
Baltimore Gas and Electric Co 5.65% 6/1/2054		346,000	360,787
CenterPoint Energy Houston Electric LLC 2.9% 7/1/2050		58,000	38,423
CenterPoint Energy Houston Electric LLC 5.05% 3/1/2035		555,000	559,378
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		225,000	199,297
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		60,000	58,229
Cleco Corporate Holdings LLC 3.375% 9/15/2029		4,448,000	4,033,320
Commonwealth Edison Co 3.7% 3/1/2045		1,190,000	956,264
Commonwealth Edison Co 3.7% 8/15/2028		250,000	243,310
Commonwealth Edison Co 4% 3/1/2048		8,000	6,572
Commonwealth Edison Co 4.35% 11/15/2045		415,000	365,943
Commonwealth Edison Co 4.9% 2/1/2033		945,000	949,086
Commonwealth Edison Co 5.3% 2/1/2053		95,000	94,559
Connecticut Light and Power Co/The 4% 4/1/2048		69,000	58,007
Consolidated Edison Co of New York Inc 3.875% 6/15/2047		37,000	29,636
Consolidated Edison Co of New York Inc 4.125% 5/15/2049		20,000	16,602
Consolidated Edison Co of New York Inc 4.5% 5/15/2058		23,000	19,653
Consolidated Edison Co of New York Inc 4.65% 12/1/2048		139,000	125,141
Consolidated Edison Co of New York Inc 5.7% 12/1/2036		11,000	11,410
Consolidated Edison Co of New York Inc 6.2% 6/15/2036		1,325,000	1,454,268
Dominion Energy South Carolina Inc 5.45% 2/1/2041		285,000	288,792
Dominion Energy South Carolina Inc 6.25% 10/15/2053		163,000	185,399
DPL Inc 4.35% 4/15/2029		2,480,000	2,333,008
DTE Electric Co 2.25% 3/1/2030		625,000	557,367
DTE Electric Co 3.65% 3/1/2052		45,000	34,855
DTE Electric Co 3.95% 6/15/2042		11,000	9,159
DTE Electric Co 4% 4/1/2043		142,000	121,020
DTE Electric Co 5.2% 4/1/2033		700,000	716,808
DTE Electric Co 5.4% 4/1/2053		35,000	35,990
Duke Energy Carolinas LLC 2.95% 12/1/2026		370,000	359,116
Duke Energy Carolinas LLC 3.2% 8/15/2049		488,000	345,135
Duke Energy Carolinas LLC 3.45% 4/15/2051		752,000	552,128
Duke Energy Carolinas LLC 3.7% 12/1/2047		359,000	278,876
Duke Energy Carolinas LLC 3.875% 3/15/2046		747,000	606,222
Duke Energy Carolinas LLC 4% 9/30/2042		2,000,000	1,694,614
Duke Energy Carolinas LLC 4.25% 12/15/2041		2,545,000	2,252,812
Duke Energy Carolinas LLC 5.35% 1/15/2053		1,572,000	1,580,546
Duke Energy Carolinas LLC 6.1% 6/1/2037		775,000	830,848
Duke Energy Corp 3.5% 6/15/2051		160,000	114,460
Duke Energy Corp 3.75% 4/1/2031	EUR	300,000	324,514
Duke Energy Corp 3.85% 6/15/2034	EUR	800,000	858,513
Duke Energy Corp 3.95% 8/15/2047		220,000	173,355
Duke Energy Corp 5% 8/15/2052		227,000	208,397
Duke Energy Corp 5.8% 6/15/2054		250,000	255,823
Duke Energy Florida LLC 1.75% 6/15/2030		29,000	24,875
Duke Energy Florida LLC 2.4% 12/15/2031		1,010,000	866,024
Duke Energy Florida LLC 3% 12/15/2051		958,000	636,565
Duke Energy Florida LLC 4.2% 7/15/2048		153,000	128,431
Duke Energy Florida LLC 5.875% 11/15/2033		465,000	495,268
Duke Energy Florida LLC 5.9% 3/1/2033		12,000	12,756
Duke Energy Florida LLC 6.2% 11/15/2053		228,000	254,727
Duke Energy Florida LLC 6.35% 9/15/2037		2,263,000	2,496,368
Duke Energy Indiana LLC 2.75% 4/1/2050		298,000	190,477
Duke Energy Indiana LLC 3.25% 10/1/2049		125,000	88,977
Duke Energy Indiana LLC 3.75% 5/15/2046		450,000	354,551
Duke Energy Indiana LLC 5.4% 4/1/2053		436,000	438,982
Duke Energy Ohio Inc 4.3% 2/1/2049		43,000	36,333
Duke Energy Ohio Inc 5.25% 4/1/2033		1,287,000	1,319,992
Duke Energy Ohio Inc 5.55% 3/15/2054		95,000	96,626
Duke Energy Ohio Inc 5.65% 4/1/2053		49,000	50,694
Duke Energy Progress LLC 2.5% 8/15/2050		562,000	347,203
Duke Energy Progress LLC 2.9% 8/15/2051		178,000	117,182
Duke Energy Progress LLC 3.7% 10/15/2046		190,000	149,082
Duke Energy Progress LLC 4% 4/1/2052		83,000	67,262
Duke Energy Progress LLC 4.1% 5/15/2042		8,000	6,898
Duke Energy Progress LLC 5.35% 3/15/2053		1,035,000	1,037,399
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)		470,000	408,924
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)		4,273,000	3,628,852
Edison International 4.125% 3/15/2028		231,000	226,162
Edison International 5.25% 11/15/2028		320,000	323,597
Edison International 5.25% 3/15/2032		8,779,000	8,874,583
Edison International 5.45% 6/15/2029		1,748,000	1,783,063
Edison International 5.75% 6/15/2027		1,038,000	1,060,288
Edison International 6.95% 11/15/2029		487,000	527,557
Entergy Arkansas LLC 2.65% 6/15/2051		130,000	81,324
Entergy Arkansas LLC 5.75% 6/1/2054		70,000	74,028
Entergy Corp 7.125% 12/1/2054 (b)		1,080,000	1,107,690
Entergy Louisiana LLC 1.6% 12/15/2030		218,000	181,744
Entergy Louisiana LLC 2.4% 10/1/2026		1,070,000	1,029,985
Entergy Louisiana LLC 2.9% 3/15/2051		118,000	76,698
Entergy Louisiana LLC 3.12% 9/1/2027		21,000	20,243
Entergy Louisiana LLC 4.2% 4/1/2050		40,000	33,274
Entergy Louisiana LLC 5.7% 3/15/2054		250,000	260,397
Entergy Mississippi LLC 3.5% 6/1/2051		96,000	69,869
Entergy Mississippi LLC 3.85% 6/1/2049		14,000	11,062
Entergy Mississippi LLC 5% 9/1/2033		323,000	323,017
Entergy Tex Inc 1.75% 3/15/2031		3,109,000	2,610,580
Entergy Tex Inc 3.55% 9/30/2049		22,000	16,353
Entergy Tex Inc 5.55% 9/15/2054		293,000	298,280
Entergy Texas Restoration Funding II LLC 3.697% 12/15/2036		85,000	78,584
Evergy Kansas Central Inc 4.125% 3/1/2042		655,000	560,030
Evergy Metro Inc 4.2% 6/15/2047		21,000	17,510
Evergy Missouri West Storm Funding I LLC 5.104% 12/1/2040		210,000	211,915
Eversource Energy 3.375% 3/1/2032		170,000	152,310
Eversource Energy 4.6% 7/1/2027		15,000	14,967
Eversource Energy 5.45% 3/1/2028		45,000	46,020
Eversource Energy 5.95% 2/1/2029		2,000,000	2,083,587
Exelon Corp 4.95% 6/15/2035		3,000	2,925
Fells Point Funding Trust 3.046% 1/31/2027 (d)		500,000	481,366
FirstEnergy Corp 2.25% 9/1/2030		385,000	332,592
FirstEnergy Corp 3.4% 3/1/2050		1,668,000	1,185,143
FirstEnergy Corp 3.9% 7/15/2027 (g)		8,702,000	8,485,587
FirstEnergy Corp 4.85% 7/15/2047 (g)		3,223,000	2,862,240
FirstEnergy Pennsylvania Electric Co 4.15% 4/15/2025 (d)		330,000	328,198
FirstEnergy Pennsylvania Electric Co 4.3% 1/15/2029 (d)		2,755,000	2,704,309
FirstEnergy Transmission LLC 4.55% 4/1/2049 (d)		1,647,000	1,457,491
FirstEnergy Transmission LLC 5% 1/15/2035 (d)		1,596,000	1,584,467
FirstEnergy Transmission LLC 5.45% 7/15/2044 (d)		23,000	22,833
Florida Power & Light Co 2.875% 12/4/2051		892,000	597,074
Florida Power & Light Co 3.15% 10/1/2049		237,000	169,436
Florida Power & Light Co 3.7% 12/1/2047		164,000	130,601
Florida Power & Light Co 3.8% 12/15/2042		1,280,000	1,065,476
Florida Power & Light Co 3.95% 3/1/2048		117,000	96,954
Florida Power & Light Co 3.99% 3/1/2049		465,000	386,686
Florida Power & Light Co 5.15% 6/15/2029		925,000	947,882
Florida Power & Light Co 5.25% 2/1/2041		500,000	503,743
Florida Power & Light Co 5.3% 4/1/2053		35,000	35,553
Florida Power & Light Co 5.4% 9/1/2035		17,000	17,579
Georgia Power Co 3.25% 3/15/2051		330,000	235,053
Georgia Power Co 4.3% 3/15/2042		525,000	463,810
Georgia Power Co 4.7% 5/15/2032		922,000	916,233
Georgia Power Co 5.125% 5/15/2052		328,000	319,706
Interstate Power and Light Co 4.1% 9/26/2028		23,000	22,555
Interstate Power and Light Co 4.95% 9/30/2034		40,000	39,673
Interstate Power and Light Co 5.45% 9/30/2054		2,165,000	2,168,683
Interstate Power and Light Co 5.7% 10/15/2033		500,000	522,613
ITC Holdings Corp 2.95% 5/14/2030 (d)		262,000	237,112
ITC Holdings Corp 4.95% 9/22/2027 (d)		456,000	458,881
ITC Holdings Corp 5.4% 6/1/2033 (d)		637,000	644,120
ITC Holdings Corp 5.65% 5/9/2034 (d)		1,235,000	1,277,034
Jersey Central Power & Light Co 2.75% 3/1/2032 (d)		2,560,000	2,217,145
Jersey Central Power & Light Co 6.15% 6/1/2037		23,000	24,731
Kentucky Utilities Co 5.125% 11/1/2040		35,000	34,570
Louisville Gas and Electric Co 5.125% 11/15/2040		345,000	332,322
Massachusetts Electric Co 5.9% 11/15/2039 (d)		28,000	28,614
Mid-Atlantic Interstate Transmission LLC 4.1% 5/15/2028 (d)		95,000	93,007
MidAmerican Energy Co 3.65% 4/15/2029		20,000	19,249
MidAmerican Energy Co 3.65% 8/1/2048		58,000	45,664
MidAmerican Energy Co 5.3% 2/1/2055		568,000	566,456
MidAmerican Energy Co 5.85% 9/15/2054		472,000	507,855
Mississippi Power Co 3.95% 3/30/2028		16,000	15,647
Monongahela Power Co 5.85% 2/15/2034 (d)		50,000	52,440
Nevada Power Co 5.375% 9/15/2040		18,000	18,128
Nevada Power Co 6% 3/15/2054		110,000	119,392
Nevada Power Co 6.65% 4/1/2036		1,550,000	1,720,813
NextEra Energy Capital Holdings Inc 2.25% 6/1/2030		970,000	851,543
NextEra Energy Capital Holdings Inc 2.75% 11/1/2029		1,660,000	1,521,888
NextEra Energy Capital Holdings Inc 3.55% 5/1/2027		15,000	14,658
NextEra Energy Capital Holdings Inc 5% 7/15/2032		30,000	30,182
NextEra Energy Capital Holdings Inc 5.25% 2/28/2053		81,000	78,470
NextEra Energy Capital Holdings Inc 5.749% 9/1/2025		1,175,000	1,182,474
NextEra Energy Capital Holdings Inc 6.051% 3/1/2025		1,510,000	1,514,228
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)		260,000	270,590
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (d)		215,000	220,020
Niagara Mohawk Power Corp 4.278% 12/15/2028 (d)		19,000	18,541
Northern States Power Co/MN 2.6% 6/1/2051		68,000	43,151
Northern States Power Co/MN 2.9% 3/1/2050		256,000	173,737
Northern States Power Co/MN 3.6% 5/15/2046		139,000	108,936
Northern States Power Co/MN 4.5% 6/1/2052		78,000	69,542
Northern States Power Co/MN 6.2% 7/1/2037		5,000	5,506
Northern States Power Co/MN 6.25% 6/1/2036		370,000	412,363
NRG Energy Inc 2% 12/2/2025 (d)		3,120,000	3,018,496
NRG Energy Inc 2.45% 12/2/2027 (d)		106,000	98,416
NRG Energy Inc 3.375% 2/15/2029 (d)		173,000	158,202
NRG Energy Inc 3.625% 2/15/2031 (d)		913,000	813,590
NRG Energy Inc 3.875% 2/15/2032 (d)		939,000	836,660
NRG Energy Inc 4.45% 6/15/2029 (d)		378,000	365,231
NRG Energy Inc 5.25% 6/15/2029 (d)		447,000	438,333
NRG Energy Inc 5.75% 1/15/2028		630,000	630,684
NRG Energy Inc 6.25% 11/1/2034 (d)		600,000	599,931
NRG Energy Inc 7% 3/15/2033 (d)		987,000	1,080,604
Ohio Power Co 1.625% 1/15/2031		751,000	623,586
Ohio Power Co 2.9% 10/1/2051		629,000	401,404
Ohio Power Co 4% 6/1/2049		107,000	84,978
Oklahoma Gas and Electric Co 5.4% 1/15/2033		45,000	46,435
Oncor Electric Delivery Co LLC 3.1% 9/15/2049		54,000	37,659
Oncor Electric Delivery Co LLC 4.65% 11/1/2029 (d)		2,305,000	2,311,808
Oncor Electric Delivery Co LLC 4.95% 9/15/2052		190,000	180,423
Oncor Electric Delivery Co LLC 5.35% 10/1/2052		16,000	16,059
Pacific Gas and Electric Co 2.95% 3/1/2026		80,000	78,124
Pacific Gas and Electric Co 3.25% 6/1/2031		550,000	495,765
Pacific Gas and Electric Co 3.45% 7/1/2025		97,686	96,775
Pacific Gas and Electric Co 3.5% 8/1/2050		441,000	317,230
Pacific Gas and Electric Co 3.75% 8/15/2042		990,000	775,818
Pacific Gas and Electric Co 4% 12/1/2046		1,045,000	814,906
Pacific Gas and Electric Co 4.2% 6/1/2041		263,000	220,369
Pacific Gas and Electric Co 4.5% 7/1/2040		4,195,000	3,713,462
Pacific Gas and Electric Co 4.55% 7/1/2030		3,952,000	3,865,107
Pacific Gas and Electric Co 4.6% 6/15/2043		57,000	49,472
Pacific Gas and Electric Co 4.65% 8/1/2028		2,319,000	2,302,584
Pacific Gas and Electric Co 4.95% 7/1/2050		2,512,000	2,251,052
Pacific Gas and Electric Co 5.25% 3/1/2052		291,000	270,206
Pacific Gas and Electric Co 5.9% 10/1/2054		324,000	332,617
Pacific Gas and Electric Co 6.1% 1/15/2029		483,000	503,569
Pacific Gas and Electric Co 6.4% 6/15/2033		812,000	870,856
Pacific Gas and Electric Co 6.75% 1/15/2053		1,302,000	1,462,607
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.8548% 9/4/2025 (b)(c)		11,900,000	11,926,407
PacifiCorp 2.9% 6/15/2052		1,000,000	633,072
PacifiCorp 4.125% 1/15/2049		836,000	682,382
PacifiCorp 4.15% 2/15/2050		448,000	363,509
PacifiCorp 5.25% 6/15/2035		1,320,000	1,343,026
PacifiCorp 5.75% 4/1/2037		900,000	931,522
Palomino Funding Trust I 7.233% 5/17/2028 (d)		300,000	316,333
Pattern Energy Operations LP / Pattern Energy Operations Inc 4.5% 8/15/2028 (d)		90,000	85,808
PECO Energy Co 2.8% 6/15/2050		21,000	13,908
PECO Energy Co 2.85% 9/15/2051		616,000	407,362
PECO Energy Co 3.05% 3/15/2051		334,000	229,804
PECO Energy Co 4.6% 5/15/2052		110,000	100,458
Pepco Holdings LLC 7.45% 8/15/2032		29,000	32,913
PG&E Corp 5% 7/1/2028		1,112,000	1,091,739
PG&E Corp 5.25% 7/1/2030		383,000	376,306
PG&E Corp 7.375% 3/15/2055 (b)		990,000	1,023,117
PG&E Recovery Funding LLC 4.838% 6/1/2035		3,400,000	3,418,553
PG&E Recovery Funding LLC 5.231% 6/1/2042		345,000	353,666
PG&E Recovery Funding LLC 5.529% 6/1/2051		415,000	431,753
PG&E Recovery Funding LLC 5.536% 7/15/2049		119,000	123,650
PG&E Wildfire Recovery Funding LLC 4.263% 6/1/2038		31,000	29,762
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054		85,000	85,031
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049		23,000	22,959
Pinnacle West Capital Corp U.S. SOFR Index + 0.82%, 5.7065% 6/10/2026 (b)(c)		4,100,000	4,116,043
Potomac Electric Power Co 6.5% 11/15/2037		10,000	11,326
PPL Capital Funding Inc 5.25% 9/1/2034		311,000	314,491
PPL Electric Utilities Corp 4.125% 6/15/2044		925,000	804,176
PPL Electric Utilities Corp 4.15% 10/1/2045		790,000	682,134
PPL Electric Utilities Corp 4.85% 2/15/2034		460,000	461,032
PPL Electric Utilities Corp 5.25% 5/15/2053		76,000	76,570
PPL Electric Utilities Corp 6.25% 5/15/2039		350,000	390,230
Public Service Co of Colorado 2.7% 1/15/2051		198,000	125,782
Public Service Co of Colorado 4.05% 9/15/2049		77,000	62,367
Public Service Co of Colorado 5.25% 4/1/2053		2,880,000	2,828,335
Public Service Co of New Hampshire 5.35% 10/1/2033		2,875,000	2,969,910
Public Service Co of Oklahoma 3.15% 8/15/2051		70,000	47,139
Public Service Co of Oklahoma 5.25% 1/15/2033		113,000	114,058
Public Service Co of Oklahoma 6.625% 11/15/2037		32,000	35,116
Public Service Electric and Gas Co 2.05% 8/1/2050		188,000	107,051
Public Service Electric and Gas Co 3.15% 1/1/2050		324,000	232,967
Public Service Electric and Gas Co 3.6% 12/1/2047		410,000	318,960
Public Service Electric and Gas Co 3.65% 9/1/2028		960,000	931,012
Public Service Electric and Gas Co 3.65% 9/1/2042		625,000	510,122
Public Service Electric and Gas Co 3.95% 5/1/2042		505,000	429,731
Public Service Electric and Gas Co 4.65% 3/15/2033		2,890,000	2,865,022
Public Service Electric and Gas Co 5.3% 8/1/2054		101,000	102,636
Public Service Electric and Gas Co 5.375% 11/1/2039		12,000	12,224
Public Service Electric and Gas Co 5.8% 5/1/2037		24,000	25,626
Puget Sound Energy Inc 2.893% 9/15/2051		38,000	24,768
Puget Sound Energy Inc 5.448% 6/1/2053		15,000	15,111
Puget Sound Energy Inc 5.685% 6/15/2054		931,000	971,701
Puget Sound Energy Inc 5.764% 7/15/2040		26,000	26,312
SCE Recovery Funding LLC 4.697% 6/15/2042		29,245	28,938
SCE Recovery Funding LLC 5.112% 12/14/2049		9,000	8,815
Sigeco Securitization I LLC 5.026% 11/15/2038		20,272	20,057
Sigeco Securitization I LLC 5.172% 5/15/2043		8,000	8,099
Southern California Edison Co 2.25% 6/1/2030		948,000	835,182
Southern California Edison Co 2.5% 6/1/2031		369,000	322,132
Southern California Edison Co 2.85% 8/1/2029		263,000	242,646
Southern California Edison Co 2.95% 2/1/2051		257,000	170,979
Southern California Edison Co 3.6% 2/1/2045		2,937,000	2,274,959
Southern California Edison Co 3.65% 3/1/2028		29,000	28,165
Southern California Edison Co 3.9% 12/1/2041		595,000	482,340
Southern California Edison Co 4.125% 3/1/2048		139,000	114,844
Southern California Edison Co 4.2% 3/1/2029		214,000	209,676
Southern California Edison Co 4.9% 6/1/2026		2,295,000	2,302,879
Southern California Edison Co 5.15% 6/1/2029		279,000	283,907
Southern California Edison Co 5.2% 6/1/2034		146,000	147,800
Southern California Edison Co 5.3% 3/1/2028		3,420,000	3,488,577
Southern California Edison Co 5.45% 6/1/2031		1,072,000	1,107,024
Southern California Edison Co 5.55% 1/15/2036		193,000	197,193
Southern California Edison Co 5.55% 1/15/2037		709,000	731,007
Southern California Edison Co 5.625% 2/1/2036 (Ambac Assurance Corp Insured)		381,000	391,973
Southern California Edison Co 5.65% 10/1/2028		500,000	517,010
Southern California Edison Co 5.875% 12/1/2053		1,079,000	1,139,508
Southern California Edison Co 5.95% 2/1/2038		8,000	8,483
Southern Co/The 1.875% 9/15/2081 (b)	EUR	1,300,000	1,282,392
Southern Co/The 4.25% 7/1/2036		72,000	66,713
Southern Co/The 4.85% 3/15/2035		754,000	740,628
Southern Co/The 5.2% 6/15/2033		174,000	176,378
Southern Co/The 5.5% 3/15/2029		320,000	329,915
Southern Co/The 5.7% 3/15/2034		887,000	929,385
Southwestern Electric Power Co 3.25% 11/1/2051		100,000	67,649
Southwestern Electric Power Co 3.9% 4/1/2045		36,000	28,282
Southwestern Electric Power Co 5.3% 4/1/2033		1,926,000	1,947,267
Southwestern Public Service Co 4.5% 8/15/2041		35,000	31,371
Southwestern Public Service Co 5.15% 6/1/2052		3,000,000	2,836,684
Tucson Electric Power Co 3.25% 5/15/2032		1,200,000	1,073,075
Tucson Electric Power Co 4.85% 12/1/2048		127,000	117,445
Tucson Electric Power Co 5.5% 4/15/2053		133,000	133,906
Union Electric Co 3.9% 4/1/2052		38,000	30,508
Union Electric Co 4% 4/1/2048		59,000	48,525
Union Electric Co 5.25% 1/15/2054		275,000	272,088
Union Electric Co 5.45% 3/15/2053		240,000	242,179
Virginia Electric and Power Co 5.05% 8/15/2034		672,000	674,988
Virginia Electric and Power Co 5.55% 8/15/2054		584,000	598,705
Virginia Electric and Power Co 5.7% 8/15/2053		250,000	260,954
Virginia Electric and Power Co 6% 1/15/2036		470,000	499,510
Virginia Electric and Power Co 6% 5/15/2037		930,000	992,552
Virginia Electric and Power Co 6.35% 11/30/2037		6,000	6,612
Virginia Electric and Power Co 8.875% 11/15/2038		19,000	25,540
Vistra Operations Co LLC 3.7% 1/30/2027 (d)		2,900,000	2,829,426
Vistra Operations Co LLC 4.3% 7/15/2029 (d)		146,000	141,063
Vistra Operations Co LLC 4.375% 5/1/2029 (d)		1,091,000	1,041,027
Vistra Operations Co LLC 5% 7/31/2027 (d)		383,000	379,430
Vistra Operations Co LLC 5.05% 12/30/2026 (d)(f)		1,530,000	1,532,216
Vistra Operations Co LLC 5.125% 5/13/2025 (d)		300,000	299,806
Vistra Operations Co LLC 5.5% 9/1/2026 (d)		888,000	886,277
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		5,829,000	5,829,083
Vistra Operations Co LLC 6% 4/15/2034 (d)		3,041,000	3,156,984
Vistra Operations Co LLC 6.95% 10/15/2033 (d)		1,661,000	1,827,738
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		640,000	679,743
Wisconsin Electric Power Co 5.05% 10/1/2054		120,000	116,055
Wisconsin Power and Light Co 4.1% 10/15/2044		240,000	198,764
Wisconsin Public Service Corp 4.752% 11/1/2044		30,000	27,917
Xcel Energy Inc 1.75% 3/15/2027		2,540,000	2,379,301
Xcel Energy Inc 3.4% 6/1/2030		65,000	60,377
Xcel Energy Inc 4% 6/15/2028		1,700,000	1,658,636
			255,634,543
Gas Utilities - 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp 5.75% 5/20/2027		478,000	458,916
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 8/20/2026		4,493,000	4,415,832
Atmos Energy Corp 2.85% 2/15/2052		27,000	17,537
Atmos Energy Corp 4.15% 1/15/2043		17,000	14,722
Atmos Energy Corp 5.5% 6/15/2041		57,000	58,954
Atmos Energy Corp 5.75% 10/15/2052		77,000	81,303
Boston Gas Co 3.001% 8/1/2029 (d)		15,000	13,741
Boston Gas Co 3.757% 3/16/2032 (d)		320,000	289,391
Brooklyn Union Gas Co/The 3.865% 3/4/2029 (d)		30,000	28,694
Brooklyn Union Gas Co/The 4.273% 3/15/2048 (d)		29,000	23,339
Cameron LNG LLC 3.302% 1/15/2035 (d)		1,585,000	1,346,572
Cameron LNG LLC 3.402% 1/15/2038 (d)		554,000	471,144
Cameron LNG LLC 3.701% 1/15/2039 (d)		28,000	23,506
CenterPoint Energy Resources Corp 4.4% 7/1/2032		219,000	213,052
CenterPoint Energy Resources Corp 5.25% 3/1/2028		3,110,000	3,171,212
East Ohio Gas Co/The 2% 6/15/2030 (d)		1,960,000	1,692,650
Eastern Energy Gas Holdings LLC 5.65% 10/15/2054		1,580,000	1,575,379
Ferrellgas LP / Ferrellgas Finance Corp 5.375% 4/1/2026 (d)		700,000	693,621
Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/1/2029 (d)		1,210,000	1,133,359
KeySpan Gas East Corp 5.994% 3/6/2033 (d)		2,860,000	2,959,603
ONE Gas Inc 5.1% 4/1/2029		265,000	269,832
Piedmont Natural Gas Co Inc 2.5% 3/15/2031		263,000	229,051
Piedmont Natural Gas Co Inc 3.5% 6/1/2029		23,000	21,836
Piedmont Natural Gas Co Inc 5.05% 5/15/2052		45,000	41,811
Piedmont Natural Gas Co Inc 5.1% 2/15/2035		2,190,000	2,172,582
Southern California Gas Co 2.55% 2/1/2030		35,000	31,730
Southern California Gas Co 5.05% 9/1/2034		1,360,000	1,378,065
Southern Co Gas Capital Corp 3.15% 9/30/2051		827,000	563,279
Southern Co Gas Capital Corp 4.4% 5/30/2047		45,000	38,810
Spire Missouri Inc 5.15% 8/15/2034		66,000	67,484
Texas Eastern Transmission LP 7% 7/15/2032		59,000	65,910
			23,562,917
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031		3,600,000	3,051,277
AES Corp/The 3.3% 7/15/2025 (d)		10,697,000	10,567,392
AES Corp/The 3.95% 7/15/2030 (d)		9,327,000	8,686,141
Alpha Generation LLC 6.75% 10/15/2032 (d)		660,000	668,675
Calpine Corp 3.75% 3/1/2031 (d)		1,150,000	1,038,218
Calpine Corp 4.5% 2/15/2028 (d)		317,000	306,629
Calpine Corp 5% 2/1/2031 (d)		3,365,000	3,189,163
Calpine Corp 5.125% 3/15/2028 (d)		2,815,000	2,749,033
Calpine Corp 5.25% 6/1/2026 (d)		32,000	31,819
Constellation Energy Generation LLC 3.25% 6/1/2025		32,000	31,710
Constellation Energy Generation LLC 5.6% 6/15/2042		269,000	271,624
Constellation Energy Generation LLC 5.75% 10/1/2041		830,000	845,256
Constellation Energy Generation LLC 5.75% 3/15/2054		947,000	970,181
Constellation Energy Generation LLC 6.25% 10/1/2039		245,000	264,496
Constellation Energy Generation LLC 6.5% 10/1/2053		659,000	735,894
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.078% 10/1/2054		2,468,000	2,475,443
Southern Power Co 5.15% 9/15/2041		150,000	146,538
Sunnova Energy Corp 11.75% 10/1/2028 (d)		105,000	83,183
TerraForm Power Operating LLC 5% 1/31/2028 (d)		645,000	625,376
			36,738,048
Multi-Utilities - 0.1%
Ameren Corp 1.95% 3/15/2027		10,000	9,430
Ameren Corp 3.5% 1/15/2031		119,000	110,475
Ameren Illinois Co 3.25% 3/15/2050		115,000	82,898
Ameren Illinois Co 4.15% 3/15/2046		1,135,000	977,285
Ameren Illinois Co 4.95% 6/1/2033		744,000	749,496
Berkshire Hathaway Energy Co 2.85% 5/15/2051		80,000	52,436
Berkshire Hathaway Energy Co 5.15% 11/15/2043		90,000	89,078
Berkshire Hathaway Energy Co 6.125% 4/1/2036		1,429,000	1,540,665
Consumers Energy Co 3.95% 5/15/2043		225,000	189,724
Consumers Energy Co 4.35% 4/15/2049		14,000	12,304
Consumers Energy Co 4.35% 8/31/2064		14,000	11,778
Consumers Energy Co 4.625% 5/15/2033		279,000	275,967
Consumers Energy Co 4.9% 2/15/2029		1,375,000	1,391,507
Dominion Energy Inc 4.9% 8/1/2041		1,000	932
Dominion Energy Inc 5.25% 8/1/2033		22,000	22,203
Dominion Energy Inc 6.625% 5/15/2055 (b)		1,863,000	1,908,830
Dominion Energy Inc 6.875% 2/1/2055 (b)		280,000	294,950
Dominion Energy Inc 7% 6/1/2054 (b)		332,000	351,833
Dominion Energy Inc 7% 6/15/2038		161,000	185,103
DTE Energy Co 4.875% 6/1/2028		280,000	281,243
DTE Energy Co 4.95% 7/1/2027		5,105,000	5,138,161
DTE Energy Co 5.1% 3/1/2029		300,000	303,407
DTE Energy Co 5.85% 6/1/2034		800,000	840,955
NiSource Inc 2.95% 9/1/2029		11,346,000	10,486,433
NiSource Inc 5.2% 7/1/2029		3,060,000	3,112,380
NiSource Inc 5.25% 3/30/2028		130,000	132,306
NiSource Inc 5.35% 4/1/2034		303,000	308,279
NiSource Inc 5.4% 6/30/2033		275,000	280,637
NiSource Inc 5.95% 6/15/2041		640,000	671,096
Public Service Enterprise Group Inc 5.2% 4/1/2029		300,000	306,259
Puget Energy Inc 2.379% 6/15/2028		815,000	747,961
Puget Energy Inc 3.65% 5/15/2025		1,014,000	1,007,027
Puget Energy Inc 4.1% 6/15/2030		5,379,000	5,104,369
Puget Energy Inc 4.224% 3/15/2032		5,488,000	5,106,461
San Diego Gas & Electric Co 1.7% 10/1/2030		3,975,000	3,381,652
San Diego Gas & Electric Co 2.95% 8/15/2051		80,000	54,760
San Diego Gas & Electric Co 3% 3/15/2032		311,000	277,777
San Diego Gas & Electric Co 3.32% 4/15/2050		139,000	99,314
San Diego Gas & Electric Co 3.75% 6/1/2047		1,210,000	953,459
San Diego Gas & Electric Co 4.5% 8/15/2040		7,000	6,546
San Diego Gas & Electric Co 4.95% 8/15/2028		320,000	324,003
San Diego Gas & Electric Co 5.35% 4/1/2053		630,000	630,071
San Diego Gas & Electric Co 6% 6/1/2039		14,000	15,128
Sempra 3.3% 4/1/2025		1,255,000	1,248,358
Sempra 4% 2/1/2048		965,000	771,979
Sempra 4.125% 4/1/2052 (b)		3,845,000	3,642,256
Sempra 6.875% 10/1/2054 (b)		830,000	848,428
WEC Energy Group Inc 1.8% 10/15/2030		850,000	721,272
WEC Energy Group Inc 5.6% 9/12/2026		230,000	233,498
WEC Energy Group Inc CME Term SOFR 3 month Index + 2.1125%, 6.8976% 5/15/2067 (b)(c)		1,012,000	1,012,701
			56,305,070
Water Utilities - 0.0%
American Water Capital Corp 3.45% 6/1/2029		18,000	17,107
TOTAL UTILITIES			372,257,685

TOTAL UNITED STATES			4,194,498,280
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (e)		190,612	182,511
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)		825,000	821,238
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		485,000	519,417

TOTAL ZAMBIA			1,340,655
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $5,565,041,717)			5,418,062,215

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (j)(q) (Cost $180,973)	10,979	119,781

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.5655% (b)(c)(v)		12,927,000	13,000,924
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(e)(v)	EUR	1,325,000	1,152,377
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (b)(e)(v)	EUR	450,000	462,291
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.375% (b)(d)(v)		250,000	254,751
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.748% (b)(e)(v)	EUR	300,000	316,576
Volkswagen International Finance NV 3.875% (b)(e)(v)	EUR	1,300,000	1,300,884
Volkswagen International Finance NV 3.875% (b)(e)(v)	EUR	200,000	209,342
			1,826,802
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (b)(v)		2,750,000	2,526,381
Aroundtown SA 3.375% (b)(e)(v)	EUR	2,200,000	2,081,225
Grand City Properties SA 1.5% (b)(e)(v)	EUR	2,400,000	2,394,980
			7,002,586
TOTAL GERMANY			8,829,388
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 6.25% (b)(e)(v)	EUR	690,000	755,460
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 7.75% (b)(e)(v)	EUR	200,000	227,788
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 9.375% (b)(v)		555,000	614,661
Banco Santander SA 9.625% (b)(v)		400,000	438,523
CaixaBank SA 5.875% (b)(e)(v)	EUR	200,000	216,318

TOTAL SPAIN			1,269,502
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.248% (b)(e)(v)	EUR	2,085,000	2,253,541
Heimstaden Bostad AB 3.625% (b)(e)(v)	EUR	185,000	192,609
Samhallsbyggnadsbolaget i Norden AB 2.624% (b)(e)(m)(v)	EUR	770,000	317,342

TOTAL SWEDEN			2,763,492
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(e)(j)(m)(v)		2,750,000	275,000
UBS Group AG 9.25% (b)(d)(v)		200,000	230,835
UBS Group AG 9.25% (b)(d)(v)		200,000	218,907
			724,742
Utilities - 0.0%
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (b)(e)(v)	EUR	290,000	308,716
TOTAL SWITZERLAND			1,033,458
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (b)(e)(v)	EUR	1,600,000	1,700,467
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (b)(e)(v)	GBP	300,000	403,562
NatWest Group PLC 8.125% (b)(v)		290,000	312,026
			715,588
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (b)(e)(v)	GBP	320,000	402,663
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(e)(v)	GBP	635,000	807,963
TOTAL UNITED KINGDOM			3,626,681
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 4.375% (b)(v)		1,454,000	1,447,958
BP Capital Markets PLC 4.875% (b)(v)		405,000	400,790
Energy Transfer LP 6.5% (b)(v)		3,770,000	3,782,566
Energy Transfer LP Series G, 7.125% (b)(v)		2,520,000	2,580,034
Venture Global LNG Inc 9% (b)(d)(v)		2,325,000	2,445,245
			10,656,593
Financials - 0.2%
Banks - 0.2%
Citigroup Inc 3.875% (b)(v)		4,320,000	4,181,746
Citigroup Inc 4% (b)(v)		1,035,000	1,019,918
Citigroup Inc 6.75% (b)(v)		1,425,000	1,420,105
Citigroup Inc 7.125% (b)(v)		1,520,000	1,568,469
JPMorgan Chase & Co 4.6% (b)(v)		7,120,000	7,191,637
US Bancorp 3.7% (b)(v)		4,850,000	4,624,698
Wells Fargo & Co 6.85% (b)(v)		930,000	977,074
Wells Fargo & Co 7.625% (b)(v)		160,000	172,993
			21,156,640
Capital Markets - 0.0%
Charles Schwab Corp/The 4% (b)(v)		220,000	195,061
Charles Schwab Corp/The 5.375% (b)(v)		110,000	111,034
Goldman Sachs Group Inc/The 3.65% (b)(v)		1,750,000	1,690,798
Goldman Sachs Group Inc/The 4.125% (b)(v)		2,505,000	2,412,474
Goldman Sachs Group Inc/The 7.5% (b)(v)		1,130,000	1,187,356
State Street Corp 6.7% (b)(v)		431,000	448,511
			6,045,234
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (b)(v)		45,000	39,213
Ally Financial Inc 4.7% (b)(v)		530,000	500,579
American Express Co 3.55% (b)(v)		770,000	741,000
			1,280,792
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp 7% (b)(d)(v)		2,575,000	2,681,703
TOTAL UNITED STATES			41,820,962
TOTAL PREFERRED SECURITIES (Cost $80,063,904)			75,197,074

Repurchase Agreements - 11.4%
	Maturity Amount ($)	Value ($)
Repurchase Agreements* (Cost $4,656,400,000)	2,326,993,100	4,656,400,000

U.S. Government Agency - Mortgage Securities - 21.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.4%
Fannie Mae 2.5% 3/1/2050	187,721	159,533
Fannie Mae 3% 11/1/2036	580,664	546,625
Fannie Mae 3.5% 12/1/2036	114,484	108,575
Fannie Mae 3.5% 5/1/2036	86,610	82,274
Fannie Mae 3.5% 7/1/2047	3,005,557	2,776,228
Fannie Mae Mortgage pass-thru certificates 1.332% 10/1/2032 (b)	3,629,496	2,879,983
Fannie Mae Mortgage pass-thru certificates 1.456% 11/1/2032 (b)	5,274,494	4,218,673
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	2,950,732	2,594,021
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	4,128,407	3,608,686
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	586,148	485,067
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	5,730,757	4,378,943
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	84,085	73,500
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	2,492,389	1,904,466
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	1,484,446	1,134,284
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	3,079,721	2,707,417
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	2,919,445	2,566,516
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	34,372	30,217
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,613,823	1,422,764
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	14,355	12,620
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	571,482	472,930
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	9,819,213	8,098,274
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	4,565,273	3,488,383
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	14,562	12,802
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	2,124,759	1,867,899
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	579,754	479,775
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	3,930,068	3,241,275
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	11,040,680	8,436,323
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	47,121	41,424
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	44,679	39,278
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	597,423	494,397
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	26,829,501	20,500,760
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	295,570	259,100
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	54,421	47,706
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	16,026	14,049
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	609,025	503,999
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	1,976,485	1,510,257
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	56,546	49,569
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	56,689	49,695
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	5,102,404	4,472,824
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	334,993	293,658
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	818,963	625,780
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	59,070	51,633
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	61,925	54,129
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	561,994	434,871
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,366,289	1,043,999
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	47,482	41,505
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2051	314,009	239,938
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	61,611	53,854
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	63,476	55,485
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2050	6,701,460	5,135,329
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	229,820	175,608
Fannie Mae Mortgage pass-thru certificates 1.56% 10/1/2035	3,219,207	2,450,566
Fannie Mae Mortgage pass-thru certificates 1.565% 1/1/2033 (b)	4,927,914	3,975,473
Fannie Mae Mortgage pass-thru certificates 1.73% 11/1/2031	4,370,000	3,673,149
Fannie Mae Mortgage pass-thru certificates 1.82% 4/1/2032	1,021,720	856,888
Fannie Mae Mortgage pass-thru certificates 1.93% 1/1/2032	6,000,000	5,052,611
Fannie Mae Mortgage pass-thru certificates 1.96% 9/1/2033	248,670	200,383
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2041	1,408,923	1,201,927
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	12,480,780	10,081,588
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	81,138	66,073
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	5,295,444	4,299,009
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	204,962	165,498
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	12,575,913	10,099,484
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	13,973,848	11,326,944
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	1,357,250	1,224,910
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	1,229,663	1,110,917
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	145,767	124,898
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	37,954	32,140
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	332,672	281,717
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,576,454	1,334,991
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	20,158,347	16,283,290
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	3,319,171	2,714,315
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	30,695	24,996
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,653,873	2,133,765
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	7,581,987	6,190,837
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	4,832,038	3,928,841
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	898,408	728,795
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	169,895	138,139
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	3,382,216	2,742,619
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	73,747	60,009
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	9,713,560	8,307,707
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,511,957	1,280,373
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	2,856,579	2,432,432
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	334,594	283,344
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	2,290,629	1,950,514
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,727,083	4,626,161
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	2,207,154	1,790,458
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	623,323	509,734
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	901,127	731,000
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	6,446,714	5,181,267
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	3,124,957	2,538,892
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	4,928,553	4,019,637
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	157,407	127,887
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	658,770	532,134
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	3,993,106	3,603,755
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	138,905	124,666
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	613,451	551,144
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	1,277,867	1,153,666
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	4,066,104	3,477,613
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	574,283	492,782
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	302,580	256,234
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	791,355	670,144
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	4,892,307	3,951,854
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,982,200	1,608,593
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,504,183	1,215,033
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,046,543	1,669,762
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,710,794	1,389,946
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,449,246	1,986,844
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	747,414	607,241
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,251,418	3,454,093
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	18,952,250	15,232,049
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	1,402,867	1,358,087
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	159,738	143,364
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	128,329	116,017
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	127,754	115,577
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	182,478	164,743
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	67,382	61,086
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	563,353	508,775
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	7,779,166	6,636,263
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	719,540	609,329
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,291,729	1,851,188
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	35,942	29,269
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	26,121	21,255
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	36,292	29,406
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,575,773	1,267,444
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	486,555	395,001
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	3,617,053	2,920,613
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,146,756	927,031
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	240,471	215,972
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	155,197	139,385
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	2,055,275	1,753,317
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	33,160,070	26,723,505
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	523,564	426,027
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	33,811	27,512
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	27,139	22,083
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	46,535	37,706
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	22,779	18,535
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	174,143	141,701
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,063,040	8,075,153
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	757,439	614,913
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	750,405	608,264
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	661,219	534,526
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	904,243	726,181
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,324,863	2,705,463
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	3,637,126	3,272,255
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	1,852,786	1,666,918
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	178,425	153,382
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	23,804,146	19,183,621
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	4,902,982	3,989,589
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,267,614	1,827,456
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	12,358,154	11,118,405
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	192,858	174,415
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	11,421,163	9,703,924
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,370,881	2,875,636
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	26,707,626	21,523,518
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	1,172,225	950,917
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	78,333	63,740
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	1,261,083	1,134,573
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	216,875	196,135
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	404,885	365,407
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2040	942,671	808,889
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	10,794,701	9,171,654
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	130,154	111,805
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	5,516,950	4,459,870
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	5,239,808	4,714,159
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2040	576,425	493,900
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	1,851,586	1,585,340
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	499,798	424,026
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	2,721,020	2,322,103
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,769,819	2,239,105
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,028,716	1,653,949
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,299,573	1,872,615
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,352,612	2,695,564
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	399,019	323,936
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	400,969	326,020
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	21,515	17,372
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	105,809	85,436
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2031	416,557	390,825
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	2,314,275	1,982,944
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	96,256	81,663
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	762,258	646,695
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	944,869	801,621
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	306,829	259,833
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	733,996	621,571
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	6,391,127	5,166,549
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	7,348,343	5,908,208
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2040	275,513	236,069
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	502,778	425,768
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	5,892,069	4,763,114
Fannie Mae Mortgage pass-thru certificates 2.02% 1/1/2032	4,000,000	3,403,007
Fannie Mae Mortgage pass-thru certificates 2.07% 5/1/2032	443,451	372,469
Fannie Mae Mortgage pass-thru certificates 2.11% 1/1/2032	5,000,000	4,292,908
Fannie Mae Mortgage pass-thru certificates 2.14% 8/1/2036	361,535	285,438
Fannie Mae Mortgage pass-thru certificates 2.2% 10/1/2026	167,837	160,562
Fannie Mae Mortgage pass-thru certificates 2.25% 4/1/2033	1,272,605	1,073,924
Fannie Mae Mortgage pass-thru certificates 2.39% 3/1/2032	224,960	196,725
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	651,515	617,630
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	15,992,366	13,491,021
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	341,692	288,889
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	7,181,969	6,128,222
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,434,693	2,044,756
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	784,306	662,124
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	453,342	379,744
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	17,722,262	14,944,808
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	866,179	725,558
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	649,045	615,589
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	327,303	290,857
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2035	552,399	518,259
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	364,332	333,534
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	286,346	252,066
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	539,035	474,473
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2046	243,749	211,185
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	13,001,127	10,967,638
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	11,838,274	10,082,851
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	23,292,891	19,598,727
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	571,120	486,967
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,911,145	1,621,183
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	181,929	153,303
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	386,576	371,113
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	126,318	121,605
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	420,532	399,040
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	379,524	359,956
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	40,337	38,053
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	153,728	145,092
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	11,247	10,647
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	4,372,952	4,034,366
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	2,108,336	1,853,684
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,370,900	1,205,317
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	395,279	348,277
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	541,375	459,406
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	1,012,469	854,110
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	527,320	457,696
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	25,092,718	21,073,901
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	5,105,327	4,335,527
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,472,379	2,936,865
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	4,081,793	3,452,294
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,877,108	1,581,752
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	7,701,855	6,502,032
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	1,162,177	1,101,739
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	291,885	275,343
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	2,969,276	2,811,903
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	424,876	356,828
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,457,199	3,769,804
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,468,998	2,092,855
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	16,691,618	14,054,823
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2034	742,207	622,079
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	218,471	202,648
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	656,269	608,532
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	531,911	493,386
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	369,476	350,590
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2036	4,460,070	4,130,071
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2036	1,169,322	1,080,611
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	361,065	319,259
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	148,080	130,372
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	210,757	185,873
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	6,444,665	5,436,663
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	4,906,120	4,186,288
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	15,522	13,123
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	18,407,935	15,448,239
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	3,631,563	3,063,555
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,342,229	1,141,940
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	4,229,453	3,615,511
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	3,204,142	2,972,075
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	112,889	100,242
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	229,303	203,613
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	522,217	459,320
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	69,365	61,041
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	158,138	140,529
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	136,055	115,243
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	607,255	516,071
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	667,456	567,440
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	571,035	483,326
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	42,792	36,366
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,540,435	2,143,089
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	7,961,191	6,676,186
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,876,497	2,428,386
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	601,735	511,003
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2062	1,054,820	855,556
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	338,122	323,689
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	86,855	82,703
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	650,605	617,338
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	6,106,643	5,590,426
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	337,547	297,410
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	6,520	5,692
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	5,981	5,280
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	62,024	55,382
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	611,988	536,223
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	16,109,332	13,569,555
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	639,613	543,769
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	2,551,844	2,149,524
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	2,066,551	1,731,054
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	4,576,093	3,907,543
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	4,618,404	3,872,953
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,389,465	6,201,360
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	13,449,579	11,375,369
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	1,433,397	1,327,340
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	526,209	485,795
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	82,845	73,564
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	4,105,708	3,617,504
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	203,520	180,718
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	255,737	225,647
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2043	238,213	209,825
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	106,234	92,174
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	4,800,472	4,081,140
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	2,595,742	2,192,179
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	4,765,545	4,024,640
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	667,795	567,937
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,905,842	4,132,394
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,153,477	2,676,998
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,390,146	2,031,992
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	15,868,384	13,431,061
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,384,324	7,062,462
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	752,482	635,258
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,194,648	1,008,542
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	6,150,421	5,213,428
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	4,372,300	3,699,365
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	835,952	701,544
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	4,898,384	4,126,111
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	87,535	84,716
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	816,950	752,930
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2037	835,656	769,909
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2041	2,380,563	2,097,494
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043	13,258	11,718
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043	162,292	141,620
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	10,126,198	8,529,715
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	7,345,086	6,244,453
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	3,418,949	2,892,743
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	75,611	73,223
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	76,477	74,061
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	130,458	120,602
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	219,074	201,838
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	231,991	206,000
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	232,165	204,558
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	208,522	184,314
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	272,024	236,023
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	4,138,869	3,525,142
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	641,215	547,135
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	5,071,620	4,283,129
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,203,450	1,008,074
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	820,078	690,786
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	5,091,279	4,283,822
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	48,238	46,685
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	156,730	151,594
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	51,935	50,263
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	534,992	508,394
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	6,161,567	5,203,621
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	8,849,439	7,473,606
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,368,022	1,992,462
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,057,718	2,591,886
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	4,115,421	3,470,447
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,956,132	3,336,122
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	5,074,291	4,279,042
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	453,378	430,627
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	395,435	375,752
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	3,670,930	3,398,171
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	1,762,313	1,549,454
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	559,663	484,894
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	1,029,832	866,505
Fannie Mae Mortgage pass-thru certificates 2.51% 10/1/2030	737,087	659,126
Fannie Mae Mortgage pass-thru certificates 2.6% 9/1/2027	314,339	298,865
Fannie Mae Mortgage pass-thru certificates 2.6% 9/1/2028	362,075	338,998
Fannie Mae Mortgage pass-thru certificates 2.61% 6/1/2026	296,122	288,101
Fannie Mae Mortgage pass-thru certificates 2.62% 5/1/2026	147,547	143,797
Fannie Mae Mortgage pass-thru certificates 2.66% 8/1/2029	653,741	605,502
Fannie Mae Mortgage pass-thru certificates 2.67% 4/1/2034	585,106	497,947
Fannie Mae Mortgage pass-thru certificates 2.69% 12/1/2028	441,052	412,057
Fannie Mae Mortgage pass-thru certificates 2.73% 7/1/2028	285,424	270,181
Fannie Mae Mortgage pass-thru certificates 2.78% 4/1/2026	204,787	200,171
Fannie Mae Mortgage pass-thru certificates 2.81% 5/1/2026	117,021	114,307
Fannie Mae Mortgage pass-thru certificates 2.83% 10/1/2027	595,000	569,433
Fannie Mae Mortgage pass-thru certificates 2.83% 4/1/2030	642,176	582,907
Fannie Mae Mortgage pass-thru certificates 2.835% 8/1/2029	465,159	427,936
Fannie Mae Mortgage pass-thru certificates 2.84% 11/1/2031	130,917	116,975
Fannie Mae Mortgage pass-thru certificates 2.86% 12/1/2029	582,488	540,660
Fannie Mae Mortgage pass-thru certificates 2.87% 8/1/2031	225,575	206,593
Fannie Mae Mortgage pass-thru certificates 2.9% 5/1/2029	100,094	93,261
Fannie Mae Mortgage pass-thru certificates 2.93% 1/1/2025	108,009	107,492
Fannie Mae Mortgage pass-thru certificates 2.97% 4/1/2028	176,995	169,385
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	534,028	516,812
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	42,273	40,515
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	178,147	169,417
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2041	240,999	222,956
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2042	332,361	306,438
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	158,639	143,845
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	55,105	49,949
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	580,212	525,021
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	810,869	734,245
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	164,322	148,620
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	127,284	115,589
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	263,797	239,115
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	226,068	204,981
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	167,309	151,448
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	246,700	223,542
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	47,467	42,983
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	6,364	5,751
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	2,126,003	1,889,760
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	624,266	550,606
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	1,494,995	1,313,453
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	12,931,444	11,349,010
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	740,301	645,314
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	271,513	238,288
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	142,316	139,299
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	2,320,511	2,206,802
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2036	2,191,905	2,063,413
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	152,821	138,324
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	108,403	98,172
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	224,197	203,124
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	266,355	240,569
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	384,078	347,118
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	5,534,481	4,910,836
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,993,189	1,754,887
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	4,658,749	4,088,654
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2028	10,705	10,413
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	58,837	56,269
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	71,962	68,796
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	221,928	213,809
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	116,335	105,437
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	479,158	435,172
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2043	8,136	7,371
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	998,481	888,153
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,670,811	1,486,193
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	862,245	767,240
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	592,511	522,968
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	2,173,917	1,924,877
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	293,559	258,278
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,567,247	1,373,992
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	3,081,072	2,712,703
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,445,279	1,272,484
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,330,036	2,055,830
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	62,639	60,755
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	21,450	20,846
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	452,791	434,726
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	377,226	362,043
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	240,530	228,744
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	1,772,393	1,683,880
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	194,228	184,710
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2035	161,217	153,115
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2036	1,515,257	1,426,431
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	316,953	286,747
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	276,995	250,881
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	301,151	272,852
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	171,275	155,389
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	105,034	95,172
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	656,982	593,509
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	111,547	99,221
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	147,973	131,622
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	415,182	376,167
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	721,621	636,473
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	440,934	388,906
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	2,710,681	2,384,902
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,826,886	1,603,328
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,265,463	2,866,885
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,314,822	1,157,624
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,011,190	891,557
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	97,762	95,998
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	358,315	345,063
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	391,270	378,499
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	152,841	147,306
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2036	58,124	54,790
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	311,728	282,779
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	988,106	894,110
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	14,857	13,509
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	40,628	36,779
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	64,242	58,477
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2044	604,714	547,430
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	311,394	278,543
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	16,694	14,933
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,328,274	1,176,109
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,074,812	1,813,783
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	4,504,209	3,962,878
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,700,273	2,375,745
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	11,497,354	10,090,412
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	786,356	689,391
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	173,652	166,425
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	47,468	44,300
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,562,633	1,395,828
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	11,834,231	10,345,384
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	21,499,468	18,969,335
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,249,258	1,091,310
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	760,140	674,485
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,510,644	2,201,061
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	747,806	653,726
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,287,767	1,128,975
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2061	334,230	289,047
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	259,489	254,533
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2036	32,859	30,974
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2037	512,514	483,076
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	23,352	22,246
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	434,935	393,125
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	548,314	496,306
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	5,521	5,002
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	212,580	192,188
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	5,118,931	4,632,580
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	1,764,549	1,594,118
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	10,626,557	9,405,874
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	5,297,102	4,627,371
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,670,896	1,475,303
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	4,058,988	3,571,164
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	2,929	2,877
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	233,970	226,055
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2037	445,389	420,252
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	120,009	108,546
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	232,412	210,137
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	248,351	223,701
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	42,184	38,204
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	522,344	465,280
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	353,426	312,938
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	263,337	231,524
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	723,175	640,104
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	4,223,570	3,715,967
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	107,197	103,487
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2038	59,185	55,771
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	186,774	168,868
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	9,318	8,476
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	82,966	75,169
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	832,424	730,819
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,073,306	1,826,720
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,026,534	1,790,577
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	10,311,959	9,075,854
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2062	635,922	547,174
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2063	2,771,497	2,380,381
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	605,174	578,996
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	123,434	118,011
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	447,721	431,857
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	16,264	15,341
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	63,092	59,453
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	337,627	306,002
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	545,014	492,156
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	233,434	211,199
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	217,849	196,847
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	296,081	267,613
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	3,065,326	2,712,251
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,154,580	1,902,368
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,958,525	1,732,935
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	3,230,694	2,855,543
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	10,629,328	9,318,641
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2028	80,402	78,276
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2036	64,848	61,047
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	30,681	28,083
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	226,050	204,313
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	32,678	29,524
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	292,150	263,794
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	56,237	50,815
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2048	328,868	292,632
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,852,501	1,624,072
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	714,229	626,605
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,400,416	1,237,361
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	10,280,925	9,090,306
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	96,147	91,959
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	119,620	114,484
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	942,822	896,621
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	738,702	709,486
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	176,215	160,685
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	155,818	141,385
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	146,450	133,004
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	71,887	64,854
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	101,339	91,836
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	432,683	392,648
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	52,779	47,461
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	169,577	150,839
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	4,558,916	4,038,078
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	432,537	385,284
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	7,557,426	6,625,531
Fannie Mae Mortgage pass-thru certificates 3.09% 10/1/2025	321,808	317,438
Fannie Mae Mortgage pass-thru certificates 3.09% 5/1/2032	693,906	628,970
Fannie Mae Mortgage pass-thru certificates 3.09% 5/1/2032	182,845	166,182
Fannie Mae Mortgage pass-thru certificates 3.12% 3/1/2031	2,013,132	1,867,820
Fannie Mae Mortgage pass-thru certificates 3.13% 2/1/2026	230,330	226,576
Fannie Mae Mortgage pass-thru certificates 3.13% 3/1/2027	376,183	366,236
Fannie Mae Mortgage pass-thru certificates 3.13% 5/1/2032	336,436	306,635
Fannie Mae Mortgage pass-thru certificates 3.13% 7/1/2036	329,526	303,746
Fannie Mae Mortgage pass-thru certificates 3.16% 8/1/2033	429,760	383,287
Fannie Mae Mortgage pass-thru certificates 3.17% 1/1/2029	492,542	468,028
Fannie Mae Mortgage pass-thru certificates 3.19% 11/1/2027	250,000	241,645
Fannie Mae Mortgage pass-thru certificates 3.25% 6/1/2029	260,979	248,370
Fannie Mae Mortgage pass-thru certificates 3.26% 5/1/2032	429,906	395,239
Fannie Mae Mortgage pass-thru certificates 3.27% 12/1/2028	245,177	234,384
Fannie Mae Mortgage pass-thru certificates 3.32% 3/1/2029	916,000	876,170
Fannie Mae Mortgage pass-thru certificates 3.35% 1/1/2029	244,419	233,646
Fannie Mae Mortgage pass-thru certificates 3.37% 1/1/2029	459,264	440,675
Fannie Mae Mortgage pass-thru certificates 3.42% 5/1/2030	381,194	359,827
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031	333,806	326,743
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	6,744	6,332
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	61,997	57,486
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	534,542	499,210
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044	260,762	241,797
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	517,613	478,442
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	296,707	274,253
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	278,230	257,174
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	162,195	149,667
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	106,258	98,050
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,645,190	1,518,116
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	133,127	122,803
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	331,024	305,352
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	1,058,500	986,529
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	214,710	199,132
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,657,630	1,546,917
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,277,807	1,176,714
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	12,133,303	11,059,634
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	319,046	291,810
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	1,263,936	1,149,623
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2032	9,941	9,521
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	260,218	244,421
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	398,541	373,010
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	317,012	296,647
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	14,463	13,504
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	116,873	108,513
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	450,914	423,277
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	14,275	13,382
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	1,122,343	1,027,411
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	187,220	173,052
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	42,833	39,538
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	44,398	40,886
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	209,108	194,067
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2032	7,634	7,308
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	115,841	112,123
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	274,600	256,282
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,529	7,949
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	60,449	56,411
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	862,032	796,796
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	26,936	24,898
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	749,749	690,902
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	269,427	248,280
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049	932,874	854,698
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	88,897	87,116
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030	1,878	1,825
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030	394,492	386,515
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	2,978,218	2,885,418
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2036	1,336,344	1,294,704
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	11,642	10,904
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	18,160	16,849
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,559,573	1,458,810
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	653,485	610,272
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	110,086	101,927
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	133,165	123,088
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	421,127	388,468
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	2,395,256	2,210,248
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	419,185	386,676
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,367,474	1,261,424
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	157,441	145,280
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	210,586	194,320
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	235,578	217,309
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	384,574	354,750
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	342,481	320,362
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	1,968,179	1,836,266
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	171,515	158,696
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	68,455	63,168
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	6,113,231	5,551,451
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	776,075	708,795
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	516,172	471,908
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	457,505	447,824
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	232,803	226,131
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	8,929	8,537
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042	471,531	440,096
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042	676,685	631,664
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042	253,746	236,886
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	319,199	298,583
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	98,225	89,993
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	160,444	148,001
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	2,420,786	2,217,919
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	2,620,843	2,386,265
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,325,019	1,211,392
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2061	4,325,815	3,897,064
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	40,345	37,695
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	6,951	6,490
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	33,015	30,600
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	371,480	346,525
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	4,540	4,184
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	667,816	613,939
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	35,240	32,342
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	14,404,716	13,065,906
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	26,805,968	24,389,946
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2053	376,283	344,486
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	106,925	104,806
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2032	23,652	22,691
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	688,159	643,420
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	111,505	103,965
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	271,990	253,364
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	3,712	3,470
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	16,558	15,295
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	2,416,525	2,230,629
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	44,122	40,728
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	2,479,371	2,273,145
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	14,505,762	13,157,560
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	2,489,300	2,263,384
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	8,501,788	7,735,522
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	363,251	332,781
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	357,476	326,597
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2056	565,501	511,305
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	11,290	10,820
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	2,617	2,500
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	13,831	13,342
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	322,797	310,520
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2039	103,086	97,286
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	289,011	269,952
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	12,369	11,562
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	47,379	43,858
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	734,535	683,838
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	16,908	15,664
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	629,602	582,153
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	1,077,337	996,144
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	7,139	6,594
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	55,332	50,989
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	15,619	14,418
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	12,421	11,465
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	5,161	4,767
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,322,976	1,221,617
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	920,043	847,829
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	11,066,686	10,038,121
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,204,519	1,091,815
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	2,635,165	2,396,010
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2062	5,307,698	4,743,479
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	29,502	28,253
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	32,139	30,847
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	23,701	22,658
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	177,546	172,346
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	555,920	539,640
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	16,198	15,125
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	3,925	3,668
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,637	4,335
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	144,129	133,041
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	448,984	414,445
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	119,756	110,356
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	125,368	115,723
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	3,078,808	2,860,863
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	87,497	80,219
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	355,337	327,447
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	3,111,127	2,839,714
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	3,874,389	3,558,183
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	12,845,409	11,651,525
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	556,547	510,429
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2032	34,958	33,456
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	694,114	673,787
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,603,642	1,495,927
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	832,086	777,304
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	554,099	517,395
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	75,309	69,748
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,882	4,553
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	640,021	598,252
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	8,846	8,246
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	136,041	126,774
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	18,104	16,801
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	244,623	226,187
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	229,045	211,425
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	42,937	39,634
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	171,388	157,025
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2056	769,011	695,494
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	20,856	19,465
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	53,959	50,455
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	419,918	387,615
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	236,236	216,087
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	480,146	442,459
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	783,503	724,945
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	130,186	120,822
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	234,526	214,872
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	150,879	138,188
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	638,547	582,442
Fannie Mae Mortgage pass-thru certificates 3.55% 8/1/2028	328,599	318,011
Fannie Mae Mortgage pass-thru certificates 3.67% 7/1/2033	2,000,000	1,856,284
Fannie Mae Mortgage pass-thru certificates 3.71% 9/1/2030	733,284	701,378
Fannie Mae Mortgage pass-thru certificates 3.75% 7/1/2033	4,000,000	3,759,106
Fannie Mae Mortgage pass-thru certificates 3.75% 9/1/2034	389,300	360,771
Fannie Mae Mortgage pass-thru certificates 3.77% 9/1/2032	2,000,000	1,891,159
Fannie Mae Mortgage pass-thru certificates 3.78% 8/1/2030	477,202	459,315
Fannie Mae Mortgage pass-thru certificates 3.803% 12/1/2026 (b)	60,494	59,959
Fannie Mae Mortgage pass-thru certificates 3.81% 12/1/2028	468,084	456,130
Fannie Mae Mortgage pass-thru certificates 3.83% 9/1/2032	6,000,000	5,674,705
Fannie Mae Mortgage pass-thru certificates 3.84% 10/1/2027	133,571	131,075
Fannie Mae Mortgage pass-thru certificates 3.88% 12/1/2028	8,484	8,266
Fannie Mae Mortgage pass-thru certificates 3.895% 2/1/2033	559,653	527,686
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2038	132,599	128,696
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	300,317	289,521
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	434,439	418,644
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	736,497	709,737
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	305,309	294,060
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	499,487	481,744
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	158,486	152,600
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,280	3,163
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	47,492	45,689
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	13,401	12,911
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	394,646	379,503
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	55,801	53,742
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	59,191	56,431
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	342,622	326,648
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	63,879	60,741
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	322,718	306,967
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	142,889	136,406
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	1,006,714	956,948
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	23,802	22,610
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	74,769	71,026
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	419,777	398,764
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	143,776	136,579
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	33,247	31,645
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	5,553,735	5,279,191
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2054	6,448,487	6,033,991
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2031	5,000,000	4,829,383
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	370,662	357,474
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	85,461	82,343
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	243,127	234,072
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	104,426	100,405
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	62,475	59,856
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,336,274	1,278,985
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	54,765	52,246
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	635,288	609,442
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	1,626,828	1,553,524
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	1,480,775	1,407,574
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	3,077,285	2,927,085
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	744,619	709,671
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	98,267	93,470
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	891,458	847,668
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	138,191	129,330
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,645,133	1,585,516
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,420	8,144
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	256,186	246,557
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	138,687	133,505
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	61,360	58,346
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	91,341	87,082
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	29,524	28,046
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	1,941,021	1,841,429
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	840,547	795,844
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	720,062	673,890
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2038	487,671	470,428
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2039	244,560	233,999
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	103,058	99,335
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	40,453	38,928
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	153,683	148,038
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	2,947	2,835
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	2,228	2,143
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	95,249	91,714
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	249,918	240,328
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	89,963	86,375
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	80,268	77,226
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	563,387	539,762
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	470,418	448,781
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	250,938	240,023
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	76,826	73,244
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	35,044	33,411
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	384,710	367,015
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	190,837	182,059
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	63,508	60,388
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	150,756	143,304
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	87,915	83,679
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	89,343	84,870
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	915,267	869,450
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	15,376	14,606
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	72,363	68,673
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	1,232,149	1,162,864
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2052	705,751	665,294
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	142,118	137,713
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	51,270	49,681
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	53,134	51,570
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	619,367	596,918
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	164,912	158,912
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	277,672	266,952
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2043	545,385	524,426
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	840,265	799,252
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	5,465	5,202
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	98,451	93,523
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	91,805	87,697
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	15,422	14,655
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	1,308,460	1,239,280
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	767,556	730,812
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2053	7,210,202	6,756,322
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	923,531	891,826
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	356,875	344,488
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	110,572	106,619
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	249,376	240,146
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	112,186	107,867
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	1,359,405	1,299,426
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	238,245	226,989
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	690,321	660,295
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	2,281,621	2,194,884
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	340,574	324,696
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	64,590	61,680
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	69,214	65,749
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	379,619	361,920
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	1,734,599	1,645,598
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2052	1,112,037	1,049,767
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	76,697	73,817
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	115,292	110,928
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	60,440	58,173
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	43,168	41,498
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	20,335	19,553
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	28,085	27,014
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	271,832	261,369
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	7,040,002	6,742,457
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	90,797	86,508
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	152,183	144,708
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	112,665	107,131
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	113,543	107,966
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	484,701	461,800
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	24,950	23,685
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	296,879	282,667
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	10,553,214	9,889,222
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	252,664	240,174
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	151,705	142,025
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,271,922	1,205,071
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053	496,455	464,544
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2039	227,257	219,075
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	1,749,201	1,687,875
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2042	3,389	3,258
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	204,265	194,614
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	165,185	157,070
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	527,547	502,623
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	136,859	130,863
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	201,836	191,921
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	2,571,594	2,444,470
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	2,468,059	2,337,569
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	9,333,688	8,843,118
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	26,006,627	24,369,517
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	166,278	155,980
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	91,945	86,157
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	552,661	533,170
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	462,249	446,301
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	38,443	36,755
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	207,906	200,132
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2043	116,492	111,894
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	101,555	96,979
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	32,580	31,041
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	17,674	16,839
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	70,984	67,631
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	87,920	83,573
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	1,782,575	1,694,455
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	12,551,815	11,761,682
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	104,414	97,841
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053	368,644	345,323
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2037	3,626,312	3,531,483
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	59,209	57,279
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	25,018	23,929
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	108,955	104,617
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	36,712	35,046
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	29,402	28,077
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	133,005	127,012
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,487,562	1,421,464
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	275,767	262,738
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	16,204	15,357
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	782,241	732,999
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	2,538,455	2,378,660
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	7,287,700	6,831,219
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	724,082	678,049
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2053	804,087	754,412
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	115,399	111,210
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	18,501	17,742
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	25,253	24,225
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	94,251	90,394
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	319,593	303,795
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	263,173	250,163
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	80,741	76,598
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	49,048	46,531
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	298,132	283,394
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	331,527	315,242
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	302,622	284,423
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	2,801,176	2,623,092
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2059	321,498	299,477
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2038	341,930	330,889
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	117,251	112,992
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	80,460	77,134
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	171,923	164,627
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	59,036	56,376
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	1,746,616	1,667,915
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	218,840	210,142
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	102,730	97,651
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	181,161	171,866
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	483,246	453,732
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	92,193	86,505
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	27,818	26,030
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2062	1,362,625	1,266,309
Fannie Mae Mortgage pass-thru certificates 4.11% 4/1/2033	3,436,169	3,312,906
Fannie Mae Mortgage pass-thru certificates 4.24% 3/1/2033	5,372,419	5,238,387
Fannie Mae Mortgage pass-thru certificates 4.32% 7/1/2033	512,656	501,664
Fannie Mae Mortgage pass-thru certificates 4.33% 1/1/2033	731,382	717,225
Fannie Mae Mortgage pass-thru certificates 4.37% 10/1/2030	2,500,000	2,457,246
Fannie Mae Mortgage pass-thru certificates 4.37% 5/1/2033	487,100	477,925
Fannie Mae Mortgage pass-thru certificates 4.42% 2/1/2033	383,712	378,117
Fannie Mae Mortgage pass-thru certificates 4.45% 10/1/2033	2,000,000	1,969,851
Fannie Mae Mortgage pass-thru certificates 4.48% 4/1/2033	446,114	441,267
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	94,143	93,040
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	89,189	88,164
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	219,915	216,837
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	39,339	38,788
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	32,870	32,184
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	51,705	50,739
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	171,660	167,434
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	7,447	7,361
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	58,723	58,065
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	58,227	57,580
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	64,011	63,252
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	55,211	54,545
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	20,811	20,564
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042	989,750	978,463
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042	161,841	159,722
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042	86,085	84,973
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	1,465,452	1,442,654
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	3,337	3,262
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	158,712	157,092
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	71,332	69,888
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	47,407	46,166
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	5,960,201	5,733,371
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	3,219,071	3,096,561
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2030	1,861	1,851
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	19,357	19,135
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	16,243	16,053
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	20,871	20,619
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	48,240	47,684
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	66,846	66,027
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	121,967	120,597
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	323,331	319,425
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	28,082	27,755
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	1,198,240	1,184,297
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	22,969	22,574
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	47,594	46,716
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	6,350	6,244
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	390,083	383,527
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	61,902	60,862
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	90,899	89,229
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	90,325	88,497
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	111,511	109,253
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	331,552	323,804
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	6,456,608	6,212,399
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	756,796	729,176
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	13,406	13,257
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	229,617	227,053
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	44,691	44,162
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	222,368	219,855
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	369,215	364,857
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	117,173	115,827
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	60,828	60,113
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	35,557	34,920
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	11,502	11,341
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	4,816	4,749
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	7,419	7,282
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	181,916	178,234
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,837,217	1,798,874
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	4,540,099	4,381,147
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	12,054,010	11,591,310
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2061	217,434	210,314
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2038	76,555	75,753
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2039	221,265	218,814
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	371,726	367,422
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	288,606	285,321
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	668,778	661,159
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	30,979	30,612
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2042	11,947	11,793
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	662,610	652,716
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	7,978	7,859
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	457,565	450,732
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	85,918	84,313
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	25,391	24,861
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	1,030,261	1,004,252
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	184,789	180,528
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2051	618,711	602,512
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	13,883	13,729
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	880,208	869,740
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2042	14,294	14,109
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	5,892	5,804
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	453,128	445,512
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	14,867	14,580
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	834,847	825,518
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	920,999	910,549
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	14,244	13,947
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	26,436	25,744
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	1,274,930	1,248,721
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	23,986	23,720
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	1,041	1,029
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	73,716	72,805
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	14,205	14,031
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	82,452	81,497
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2042	187,994	185,631
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	223,676	219,917
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2046	118,141	115,860
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	21,344	20,879
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	8,910	8,811
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,062,534	1,053,308
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	18,751	18,517
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2042	9,392	9,270
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,381	2,344
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	23,382	23,033
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	84,756	83,278
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	123,073	120,312
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	75,633	73,653
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	128,371	124,929
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	784	781
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	127,782	126,366
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	9,030	8,928
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	49,442	48,904
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	8,131	8,028
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	252,722	248,948
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	363,943	357,599
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	390,102	382,570
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	27,889	27,394
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	63,572	62,146
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2052	23,856,462	22,970,910
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	2,464,602	2,376,775
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	990,939	955,626
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,922	1,904
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	23,866	23,566
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	77,621	76,751
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	117,413	115,959
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	115,663	114,206
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	13,753	13,573
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	20,232	19,968
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	31,407	30,918
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	164,294	161,533
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	257,119	251,351
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	35,113	34,193
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	1,888	1,839
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	35,102	34,183
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	1,749,406	1,713,990
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	20,405,697	19,648,238
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	177,262	175,289
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	39,142	38,680
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	162,610	160,682
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	52,282	51,665
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	57,785	57,064
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	4,232	4,183
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	90,391	89,312
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2042	6,635	6,551
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2043	213,768	210,964
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	137,721	135,897
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	1,971	1,939
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	7,541	7,424
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	22,518	22,231
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	1,760,656	1,725,012
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	500,033	488,972
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	3,825,057	3,679,485
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	377,566	366,029
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	1,327,148	1,279,129
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	585,595	564,407
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	21,775	21,524
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	13,488	13,329
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	17,006	16,791
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	88,145	87,059
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	992,567	981,153
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	493,962	485,351
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	8,010	7,886
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	104,792	102,664
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	148,612	144,192
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	1,142,386	1,118,187
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	12,225,818	11,760,534
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	167,262	161,158
Fannie Mae Mortgage pass-thru certificates 4.51% 10/1/2033	3,050,000	3,013,892
Fannie Mae Mortgage pass-thru certificates 4.51% 7/1/2033	2,938,829	2,904,853
Fannie Mae Mortgage pass-thru certificates 4.55% 9/1/2033	3,115,000	3,087,838
Fannie Mae Mortgage pass-thru certificates 4.56% 1/1/2033	1,452,438	1,445,503
Fannie Mae Mortgage pass-thru certificates 4.7% 9/1/2033	3,907,344	3,915,023
Fannie Mae Mortgage pass-thru certificates 4.73% 10/1/2032	536,805	536,671
Fannie Mae Mortgage pass-thru certificates 4.8% 12/1/2030	2,000,000	2,007,139
Fannie Mae Mortgage pass-thru certificates 4.81% 9/1/2029	2,949,672	2,963,708
Fannie Mae Mortgage pass-thru certificates 4.83% 2/1/2034	2,429,000	2,456,294
Fannie Mae Mortgage pass-thru certificates 4.88% 12/1/2032	234,042	237,798
Fannie Mae Mortgage pass-thru certificates 4.97% 1/1/2032	862,961	875,183
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2030	2,802	2,814
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2042	261,083	263,634
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2048	160,937	161,566
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	39,942	39,811
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	50,558	49,697
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	4,455,055	4,372,228
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2033	67,667	68,081
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2039	7,484	7,557
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	213,048	215,126
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	28,467	28,455
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	376,325	372,739
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	6,235,479	6,183,854
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	2,330,926	2,310,171
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	8,805,626	8,641,226
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	37,541	37,770
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	385,477	387,969
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	31,835	31,293
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,080,926	1,073,666
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,717,130	2,694,634
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,671,223	1,655,298
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	1,943,985	1,908,450
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	754,575	740,487
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	4,705,741	4,617,885
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	3,794,259	3,723,421
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	924,140	906,886
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2033	22,052	22,185
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2034	520,093	513,868
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,846,065	1,829,627
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	22,360,765	21,943,292
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2030	102,202	102,703
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	711,460	716,010
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	971,457	978,387
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	57,843	58,415
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	44,390	44,823
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	1,218,307	1,222,307
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	609,095	598,532
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	47,474	46,705
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	4,137,837	4,068,665
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	217,958	219,186
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2035	500,552	504,249
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	146,044	147,527
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	105,763	106,838
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	87,404	88,292
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	1,006,868	1,005,454
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	25,859	25,411
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	31,703	31,113
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	15,438	15,587
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	78,001	78,769
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	1,136,800	1,116,570
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2033	3,685	3,705
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	55,055	55,492
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	30,825	31,119
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	354,601	357,932
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	72,444	72,996
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	168,721	169,381
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	457,828	449,745
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2031	25,448	25,640
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	41,936	42,228
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	9,958	10,044
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	7,114,132	7,159,548
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	799,882	804,923
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	241,499	243,182
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	86,663	87,495
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	12,083	12,198
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	27,551	27,789
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	39,460	39,843
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	102,609	103,635
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	23,008	23,235
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2047	40,432	40,590
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	18,120	18,123
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	9,903,785	9,784,649
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	6,201,147	6,089,732
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	1,478,625	1,452,983
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	6,572,808	6,452,662
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2029	33,946	34,081
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	47,661	47,942
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	32,142	32,334
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	34,894	35,100
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	396,572	399,371
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	39,216	39,476
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	807,587	813,536
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2036	57,063	57,437
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2036	6,461	6,503
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	29,188	29,413
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	10,185	10,279
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	36,567	36,923
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	23,385	23,605
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	19,043	19,227
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	16,459	16,618
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	12,530,413	12,352,270
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	49,250	48,981
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	60,269	59,996
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	73,295	72,390
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	2,209,980	2,175,799
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	1,277,213	1,255,064
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	1,969,473	1,932,857
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	9,540	9,598
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	83,586	84,075
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	3,837	3,871
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	16,491	16,646
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	68,651	68,662
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	7,205,473	7,166,082
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	1,222,188	1,204,813
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	7,938,875	7,793,758
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	3,930,295	3,862,137
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	2,622,266	2,598,916
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2054	299,999	294,422
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	239	238
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2033	44,919	45,197
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2033	70,922	71,357
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	12,816	12,929
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	38,221	38,168
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	361,718	361,210
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	44,716	43,996
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	1,057,402	1,041,378
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	482,527	476,723
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	4,406,938	4,333,268
Fannie Mae Mortgage pass-thru certificates 5.1% 6/1/2029	2,548,305	2,589,804
Fannie Mae Mortgage pass-thru certificates 5.17% 8/1/2028	2,356,522	2,391,495
Fannie Mae Mortgage pass-thru certificates 5.3% 8/1/2041 (b)	154,412	154,224
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	158,371	162,981
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	207,713	214,339
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	3,235,814	3,246,299
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,460,539	3,505,276
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	816,602	816,212
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	6,916,720	6,908,872
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,174,312	3,173,686
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	2,613	2,690
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	23,354,328	23,408,108
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	6,943,994	6,964,325
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	485,411	485,012
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	1,805,618	1,808,605
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	29,940	30,870
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	3,338,115	3,345,802
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	99,488	102,552
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,500,611	1,509,225
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2037	100,790	103,858
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	518,396	521,048
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	14,463,512	14,447,100
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	2,182,596	2,189,668
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	5,937,518	5,936,347
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	94,684	97,616
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	50,589	52,094
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	3,737,254	3,765,714
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	240,254	239,982
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	44,006	45,396
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	2,516,822	2,515,539
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,689,828	1,704,281
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,862,180	1,867,050
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	398,530	402,934
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	4,496,449	4,495,562
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	2,897,819	2,922,604
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,932,075	1,939,543
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	588,755	592,871
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	86,133	88,494
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2052	2,039,051	2,048,207
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,371,856	1,373,300
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	4,322,223	4,320,020
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,323,628	1,338,257
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,990,818	1,992,913
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	197,258	197,219
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,825,340	1,850,079
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	2,154	2,207
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	191,482	197,229
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2048	483,064	498,402
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	3,492,909	3,489,306
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	2,278,350	2,277,901
Fannie Mae Mortgage pass-thru certificates 5.81% 6/1/2031	261,000	269,208
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	140,943	146,972
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	32,088	33,541
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	31,099	32,490
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	3,070	3,217
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	2,254,717	2,304,796
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	12,376	12,821
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	32,354	33,774
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	396,274	403,837
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	2,182,001	2,246,830
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	201,399	208,462
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	3,465,272	3,514,082
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	3,953,036	4,012,423
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	7,108,501	7,208,628
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	302,112	307,255
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,640,201	1,661,459
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	2,142,685	2,170,857
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	800,842	810,871
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	5,096,549	5,180,569
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	299,234	308,592
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,044,093	2,101,631
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	799,597	823,354
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2039	139,727	146,221
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	14,823,379	15,032,175
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	43,361	44,819
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2040	171,029	178,922
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	41,848	43,242
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	11,647	12,032
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	90,590	93,693
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	11,756	12,285
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,528,086	1,549,133
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	1,175	1,216
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	334,148	340,317
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	2,874,814	2,988,222
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	44,609	46,663
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	919,428	932,953
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	4,850,546	4,917,353
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	25,541	26,493
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	55,756	58,085
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	3,099	3,241
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	2,900,774	2,969,734
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	854,985	867,562
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	3,928,987	4,028,531
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	462,096	467,739
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	853,713	866,005
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	5,700,770	5,779,287
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	24,204	25,194
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	53,732	55,522
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	5,000	5,225
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	573,335	598,794
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	783,576	818,204
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,141,682	2,193,266
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	984,932	1,008,655
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,292,737	4,413,569
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,015,301	3,056,831
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	5,067,796	5,159,767
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	13,124	13,626
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	251,834	260,299
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	6,665,259	6,757,060
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	69,232	71,876
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,873	3,004
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	1,502,394	1,529,660
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	3,158,440	3,215,760
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	114,086	115,595
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	7,534,602	7,638,377
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,784,722	1,840,536
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	2,979,311	3,064,443
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	5,956,537	6,195,616
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	70,845	72,831
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	1,077,323	1,115,682
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	423,496	436,226
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	165,189	169,837
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	2,925,713	3,029,886
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	847	888
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	908,534	936,695
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	1,416,289	1,453,108
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	3,275,779	3,407,260
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2053	1,576,818	1,640,970
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,298,950	1,332,414
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,947,240	1,997,405
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	61,617	63,309
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,210,235	2,267,349
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	7,893,274	8,220,572
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,071,027	2,124,543
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	218,148	223,496
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	180,048	184,900
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2053	640,142	659,184
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	2,723,804	2,827,810
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	156,587	161,294
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	1,377,538	1,410,981
Fannie Mae Mortgage pass-thru certificates 6.735% 2/1/2039 (b)	58,024	59,597
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	674,427	702,075
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	1,656	1,725
Fannie Mae Mortgage pass-thru certificates 8% 12/1/2036	9,856	10,176
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.553%, 7.428% 6/1/2036 (b)(c)	2,162	2,201
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.595%, 7.104% 5/1/2035 (b)(c)	1,139	1,159
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.825%, 6.298% 2/1/2035 (b)(c)	19,800	20,248
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.953%, 7.703% 7/1/2037 (b)(c)	6,247	6,409
Fannie Mae Mortgage pass-thru certificates Series 1000, 2.5% 9/1/2051	783,245	660,494
Freddie Mac Gold Pool 1.5% 1/1/2036	2,372,582	2,085,763
Freddie Mac Gold Pool 1.5% 1/1/2037	1,096,986	958,202
Freddie Mac Gold Pool 1.5% 1/1/2051	3,241,896	2,477,173
Freddie Mac Gold Pool 1.5% 11/1/2035	1,869,559	1,643,550
Freddie Mac Gold Pool 1.5% 11/1/2035	70,249	61,757
Freddie Mac Gold Pool 1.5% 11/1/2050	3,257,132	2,488,816
Freddie Mac Gold Pool 1.5% 11/1/2050	278,727	215,418
Freddie Mac Gold Pool 1.5% 12/1/2035	3,174,747	2,790,955
Freddie Mac Gold Pool 1.5% 12/1/2036	372,481	325,590
Freddie Mac Gold Pool 1.5% 12/1/2040	351,702	291,051
Freddie Mac Gold Pool 1.5% 12/1/2050	199,916	154,508
Freddie Mac Gold Pool 1.5% 12/1/2050	47,650	36,871
Freddie Mac Gold Pool 1.5% 2/1/2036	53,151	46,725
Freddie Mac Gold Pool 1.5% 2/1/2041	601,057	497,405
Freddie Mac Gold Pool 1.5% 2/1/2051	1,613,039	1,232,544
Freddie Mac Gold Pool 1.5% 3/1/2036	364,136	318,807
Freddie Mac Gold Pool 1.5% 3/1/2036	808,688	708,905
Freddie Mac Gold Pool 1.5% 3/1/2041	610,300	505,054
Freddie Mac Gold Pool 1.5% 3/1/2051	64,014	49,534
Freddie Mac Gold Pool 1.5% 4/1/2036	57,668	50,552
Freddie Mac Gold Pool 1.5% 4/1/2041	620,595	513,573
Freddie Mac Gold Pool 1.5% 4/1/2051 (Af)	42,007,495	32,098,456
Freddie Mac Gold Pool 1.5% 5/1/2036	60,051	52,492
Freddie Mac Gold Pool 1.5% 5/1/2051	1,292,287	987,453
Freddie Mac Gold Pool 1.5% 6/1/2036	59,885	52,346
Freddie Mac Gold Pool 1.5% 6/1/2051	152,112	117,705
Freddie Mac Gold Pool 1.5% 6/1/2051	975,123	745,104
Freddie Mac Gold Pool 1.5% 6/1/2051	989,251	755,899
Freddie Mac Gold Pool 1.5% 7/1/2036	53,337	46,622
Freddie Mac Gold Pool 1.5% 8/1/2035	1,582,738	1,392,886
Freddie Mac Gold Pool 1.5% 8/1/2036	82,019	71,694
Freddie Mac Gold Pool 1.5% 9/1/2036	2,125,796	1,858,182
Freddie Mac Gold Pool 2% 1/1/2032	651,858	612,294
Freddie Mac Gold Pool 2% 1/1/2051	445,807	360,109
Freddie Mac Gold Pool 2% 1/1/2052	2,208,387	1,773,515
Freddie Mac Gold Pool 2% 10/1/2041	38,445	32,556
Freddie Mac Gold Pool 2% 10/1/2050	2,651,135	2,141,505
Freddie Mac Gold Pool 2% 10/1/2051	4,866,461	3,950,747
Freddie Mac Gold Pool 2% 10/1/2051	745,928	606,034
Freddie Mac Gold Pool 2% 10/1/2051	248,934	202,248
Freddie Mac Gold Pool 2% 10/1/2051	2,502,575	2,020,720
Freddie Mac Gold Pool 2% 11/1/2041	1,731,360	1,466,171
Freddie Mac Gold Pool 2% 11/1/2041	601,419	509,301
Freddie Mac Gold Pool 2% 11/1/2050	2,209,605	1,806,947
Freddie Mac Gold Pool 2% 11/1/2051	4,846,033	3,894,789
Freddie Mac Gold Pool 2% 11/1/2051	2,574,200	2,082,577
Freddie Mac Gold Pool 2% 11/1/2051	924,056	749,600
Freddie Mac Gold Pool 2% 11/1/2051	230,710	187,442
Freddie Mac Gold Pool 2% 11/1/2051	1,313,878	1,067,469
Freddie Mac Gold Pool 2% 11/1/2051	358,890	291,583
Freddie Mac Gold Pool 2% 11/1/2051	1,157,843	935,270
Freddie Mac Gold Pool 2% 12/1/2035	266,990	240,957
Freddie Mac Gold Pool 2% 12/1/2035	174,877	158,208
Freddie Mac Gold Pool 2% 12/1/2050	810,037	654,323
Freddie Mac Gold Pool 2% 12/1/2051	4,213,806	3,386,664
Freddie Mac Gold Pool 2% 12/1/2051	3,265,920	2,653,418
Freddie Mac Gold Pool 2% 12/1/2051	568,830	462,150
Freddie Mac Gold Pool 2% 12/1/2051	258,934	209,321
Freddie Mac Gold Pool 2% 12/1/2051	273,864	222,331
Freddie Mac Gold Pool 2% 12/1/2051	256,747	208,114
Freddie Mac Gold Pool 2% 12/1/2051	166,467	134,467
Freddie Mac Gold Pool 2% 2/1/2036	3,259,867	2,925,712
Freddie Mac Gold Pool 2% 2/1/2036	148,526	134,137
Freddie Mac Gold Pool 2% 2/1/2036	173,408	156,770
Freddie Mac Gold Pool 2% 2/1/2042	851,622	721,181
Freddie Mac Gold Pool 2% 2/1/2052	6,192,957	5,027,638
Freddie Mac Gold Pool 2% 2/1/2052	6,062,921	4,914,492
Freddie Mac Gold Pool 2% 2/1/2052	1,516,776	1,226,153
Freddie Mac Gold Pool 2% 3/1/2036	1,204,400	1,083,577
Freddie Mac Gold Pool 2% 3/1/2036	16,489	14,809
Freddie Mac Gold Pool 2% 3/1/2036	132,918	120,041
Freddie Mac Gold Pool 2% 3/1/2037	404,772	365,810
Freddie Mac Gold Pool 2% 3/1/2041	420,315	361,584
Freddie Mac Gold Pool 2% 3/1/2051	2,054,620	1,655,806
Freddie Mac Gold Pool 2% 3/1/2051	37,014	30,118
Freddie Mac Gold Pool 2% 3/1/2051	333,933	271,723
Freddie Mac Gold Pool 2% 3/1/2051	315,858	257,016
Freddie Mac Gold Pool 2% 3/1/2051	3,738,666	3,012,969
Freddie Mac Gold Pool 2% 3/1/2051	275,440	224,127
Freddie Mac Gold Pool 2% 3/1/2051	24,102	19,612
Freddie Mac Gold Pool 2% 3/1/2052	1,991,747	1,601,403
Freddie Mac Gold Pool 2% 4/1/2036	4,523,842	4,070,018
Freddie Mac Gold Pool 2% 4/1/2041	35,653	30,360
Freddie Mac Gold Pool 2% 4/1/2042	1,147,886	979,241
Freddie Mac Gold Pool 2% 4/1/2051	2,464,698	1,986,286
Freddie Mac Gold Pool 2% 4/1/2052	10,519,082	8,441,107
Freddie Mac Gold Pool 2% 4/1/2052	44,683	36,331
Freddie Mac Gold Pool 2% 5/1/2036	226,057	204,157
Freddie Mac Gold Pool 2% 5/1/2036	377,147	340,609
Freddie Mac Gold Pool 2% 5/1/2041	6,254,707	5,314,275
Freddie Mac Gold Pool 2% 5/1/2051	9,696,103	7,877,663
Freddie Mac Gold Pool 2% 5/1/2051	22,427,782	18,074,417
Freddie Mac Gold Pool 2% 5/1/2051	920,642	749,132
Freddie Mac Gold Pool 2% 5/1/2051	255,815	206,959
Freddie Mac Gold Pool 2% 5/1/2051	597,096	483,062
Freddie Mac Gold Pool 2% 6/1/2035	21,623,226	19,535,108
Freddie Mac Gold Pool 2% 6/1/2036	7,044,393	6,337,712
Freddie Mac Gold Pool 2% 6/1/2036	958,736	867,051
Freddie Mac Gold Pool 2% 6/1/2050	3,354,238	2,734,606
Freddie Mac Gold Pool 2% 7/1/2035	2,436,267	2,201,001
Freddie Mac Gold Pool 2% 7/1/2041	36,899	31,351
Freddie Mac Gold Pool 2% 7/1/2041	6,751,670	5,780,825
Freddie Mac Gold Pool 2% 7/1/2051	499,620	406,232
Freddie Mac Gold Pool 2% 8/1/2035	437,579	394,912
Freddie Mac Gold Pool 2% 8/1/2036	1,851,881	1,672,469
Freddie Mac Gold Pool 2% 8/1/2050	16,706	13,620
Freddie Mac Gold Pool 2% 8/1/2051	1,868,392	1,502,223
Freddie Mac Gold Pool 2% 9/1/2050	14,734,882	11,911,591
Freddie Mac Gold Pool 2% 9/1/2050	2,319,349	1,883,646
Freddie Mac Gold Pool 2% 9/1/2051	5,833,126	4,689,945
Freddie Mac Gold Pool 2% 9/1/2051	43,683	35,518
Freddie Mac Gold Pool 2% 9/1/2051	262,151	213,150
Freddie Mac Gold Pool 2% 9/1/2051	260,367	211,699
Freddie Mac Gold Pool 2.5% 1/1/2041	407,768	360,555
Freddie Mac Gold Pool 2.5% 1/1/2042	2,057,176	1,804,845
Freddie Mac Gold Pool 2.5% 1/1/2043	121,292	107,218
Freddie Mac Gold Pool 2.5% 1/1/2051	6,432,273	5,426,209
Freddie Mac Gold Pool 2.5% 1/1/2052	1,341,846	1,126,938
Freddie Mac Gold Pool 2.5% 1/1/2052	8,147,359	6,923,963
Freddie Mac Gold Pool 2.5% 1/1/2052	157,202	131,927
Freddie Mac Gold Pool 2.5% 1/1/2052	5,361,543	4,533,004
Freddie Mac Gold Pool 2.5% 10/1/2031	56,017	53,295
Freddie Mac Gold Pool 2.5% 10/1/2035	4,096,296	3,813,693
Freddie Mac Gold Pool 2.5% 10/1/2041	1,015,641	892,968
Freddie Mac Gold Pool 2.5% 10/1/2050	4,780,727	4,079,293
Freddie Mac Gold Pool 2.5% 10/1/2051	556,748	472,799
Freddie Mac Gold Pool 2.5% 10/1/2051	4,111,987	3,477,832
Freddie Mac Gold Pool 2.5% 11/1/2031	548,467	520,166
Freddie Mac Gold Pool 2.5% 11/1/2032	1,166,046	1,101,038
Freddie Mac Gold Pool 2.5% 11/1/2041	543,349	478,740
Freddie Mac Gold Pool 2.5% 11/1/2041	171,869	151,540
Freddie Mac Gold Pool 2.5% 11/1/2046	444,549	385,669
Freddie Mac Gold Pool 2.5% 11/1/2050	1,020,100	860,547
Freddie Mac Gold Pool 2.5% 11/1/2050	3,597,625	3,059,659
Freddie Mac Gold Pool 2.5% 11/1/2051	642,248	539,386
Freddie Mac Gold Pool 2.5% 11/1/2051	427,323	357,948
Freddie Mac Gold Pool 2.5% 12/1/2050	1,094,375	932,439
Freddie Mac Gold Pool 2.5% 12/1/2051	1,080,927	907,807
Freddie Mac Gold Pool 2.5% 12/1/2051	3,354,369	2,837,054
Freddie Mac Gold Pool 2.5% 12/1/2051	376,041	314,992
Freddie Mac Gold Pool 2.5% 2/1/2031	358,884	341,603
Freddie Mac Gold Pool 2.5% 2/1/2035	521,980	484,011
Freddie Mac Gold Pool 2.5% 2/1/2043	117,320	103,394
Freddie Mac Gold Pool 2.5% 2/1/2051	6,215,985	5,243,751
Freddie Mac Gold Pool 2.5% 2/1/2051	10,359,578	8,826,659
Freddie Mac Gold Pool 2.5% 2/1/2051	582,630	492,594
Freddie Mac Gold Pool 2.5% 2/1/2052	2,551,659	2,159,734
Freddie Mac Gold Pool 2.5% 3/1/2028	146,292	142,112
Freddie Mac Gold Pool 2.5% 3/1/2030	116,275	111,568
Freddie Mac Gold Pool 2.5% 3/1/2032	2,109,304	1,998,600
Freddie Mac Gold Pool 2.5% 3/1/2051	14,526,350	12,254,303
Freddie Mac Gold Pool 2.5% 3/1/2051	558,589	471,570
Freddie Mac Gold Pool 2.5% 4/1/2037 (Ag)	58,417	54,022
Freddie Mac Gold Pool 2.5% 4/1/2042	353,042	310,842
Freddie Mac Gold Pool 2.5% 4/1/2047	1,467,062	1,241,727
Freddie Mac Gold Pool 2.5% 4/1/2051	19,068,963	16,062,575
Freddie Mac Gold Pool 2.5% 4/1/2051	4,214,540	3,577,739
Freddie Mac Gold Pool 2.5% 4/1/2052	7,501,321	6,290,542
Freddie Mac Gold Pool 2.5% 4/1/2052	3,026,526	2,572,067
Freddie Mac Gold Pool 2.5% 4/1/2052	490,928	417,211
Freddie Mac Gold Pool 2.5% 5/1/2035	1,758,614	1,628,494
Freddie Mac Gold Pool 2.5% 5/1/2041	620,505	547,498
Freddie Mac Gold Pool 2.5% 5/1/2050	2,962,279	2,501,730
Freddie Mac Gold Pool 2.5% 5/1/2051	8,495,054	7,155,735
Freddie Mac Gold Pool 2.5% 5/1/2052	7,481,901	6,274,257
Freddie Mac Gold Pool 2.5% 6/1/2031	675,450	643,598
Freddie Mac Gold Pool 2.5% 6/1/2041	979,255	862,813
Freddie Mac Gold Pool 2.5% 6/1/2041	418,166	368,965
Freddie Mac Gold Pool 2.5% 6/1/2051	365,080	306,667
Freddie Mac Gold Pool 2.5% 6/1/2051	388,422	330,582
Freddie Mac Gold Pool 2.5% 7/1/2030	211,235	202,350
Freddie Mac Gold Pool 2.5% 7/1/2031	954,930	909,428
Freddie Mac Gold Pool 2.5% 7/1/2031	311,480	296,491
Freddie Mac Gold Pool 2.5% 7/1/2032	673,549	637,349
Freddie Mac Gold Pool 2.5% 7/1/2036	3,137,167	2,909,950
Freddie Mac Gold Pool 2.5% 7/1/2050	1,065,019	899,439
Freddie Mac Gold Pool 2.5% 7/1/2050	3,063,824	2,605,679
Freddie Mac Gold Pool 2.5% 7/1/2050	5,270,746	4,497,416
Freddie Mac Gold Pool 2.5% 7/1/2051	1,933,809	1,628,927
Freddie Mac Gold Pool 2.5% 7/1/2051	2,814,793	2,387,729
Freddie Mac Gold Pool 2.5% 8/1/2031	105,588	100,447
Freddie Mac Gold Pool 2.5% 8/1/2031	521,343	496,002
Freddie Mac Gold Pool 2.5% 8/1/2032	1,486,119	1,405,580
Freddie Mac Gold Pool 2.5% 8/1/2041	143,530	126,553
Freddie Mac Gold Pool 2.5% 8/1/2051	5,166,195	4,387,217
Freddie Mac Gold Pool 2.5% 9/1/2041	313,108	277,345
Freddie Mac Gold Pool 2.5% 9/1/2051	239,122	201,646
Freddie Mac Gold Pool 3% 1/1/2033	340,106	324,276
Freddie Mac Gold Pool 3% 1/1/2036	431,532	409,037
Freddie Mac Gold Pool 3% 1/1/2037	1,101,922	1,038,607
Freddie Mac Gold Pool 3% 1/1/2043	274,162	248,649
Freddie Mac Gold Pool 3% 1/1/2043	95,640	86,735
Freddie Mac Gold Pool 3% 1/1/2043	135,014	122,449
Freddie Mac Gold Pool 3% 1/1/2047	4,423,763	3,937,265
Freddie Mac Gold Pool 3% 1/1/2052	1,566,345	1,374,670
Freddie Mac Gold Pool 3% 1/1/2052	657,165	576,747
Freddie Mac Gold Pool 3% 1/1/2052	1,286,787	1,129,321
Freddie Mac Gold Pool 3% 1/1/2052	387,986	340,508
Freddie Mac Gold Pool 3% 10/1/2028	119,359	116,239
Freddie Mac Gold Pool 3% 10/1/2042	292,642	265,277
Freddie Mac Gold Pool 3% 10/1/2042	53,070	48,157
Freddie Mac Gold Pool 3% 10/1/2049	662,306	584,571
Freddie Mac Gold Pool 3% 10/1/2049	6,083,747	5,369,691
Freddie Mac Gold Pool 3% 10/1/2051	1,741,726	1,534,032
Freddie Mac Gold Pool 3% 11/1/2042	78,589	71,897
Freddie Mac Gold Pool 3% 11/1/2046	802,629	714,863
Freddie Mac Gold Pool 3% 11/1/2049	779,707	688,192
Freddie Mac Gold Pool 3% 11/1/2049	5,801,243	5,147,539
Freddie Mac Gold Pool 3% 11/1/2049	7,347,181	6,519,275
Freddie Mac Gold Pool 3% 11/1/2050	194,744	171,339
Freddie Mac Gold Pool 3% 11/1/2051	1,487,035	1,305,065
Freddie Mac Gold Pool 3% 11/1/2051	691,361	606,759
Freddie Mac Gold Pool 3% 11/1/2051	2,678,300	2,371,478
Freddie Mac Gold Pool 3% 12/1/2030	89,554	86,210
Freddie Mac Gold Pool 3% 12/1/2032	207,832	198,802
Freddie Mac Gold Pool 3% 12/1/2032	301,369	289,451
Freddie Mac Gold Pool 3% 12/1/2042	495,669	449,809
Freddie Mac Gold Pool 3% 12/1/2042	65,293	59,381
Freddie Mac Gold Pool 3% 12/1/2046	357,721	318,604
Freddie Mac Gold Pool 3% 12/1/2046	7,882,960	7,023,431
Freddie Mac Gold Pool 3% 12/1/2050	1,630,768	1,434,777
Freddie Mac Gold Pool 3% 12/1/2051	5,285,660	4,638,849
Freddie Mac Gold Pool 3% 2/1/2033	110,290	106,297
Freddie Mac Gold Pool 3% 2/1/2043	80,582	73,327
Freddie Mac Gold Pool 3% 2/1/2043	356,817	324,217
Freddie Mac Gold Pool 3% 2/1/2043	35,236	31,982
Freddie Mac Gold Pool 3% 2/1/2043	58,908	53,296
Freddie Mac Gold Pool 3% 2/1/2043	144,548	132,065
Freddie Mac Gold Pool 3% 2/1/2043	53,259	48,640
Freddie Mac Gold Pool 3% 2/1/2050	12,612,901	11,191,635
Freddie Mac Gold Pool 3% 2/1/2050	3,972,301	3,517,240
Freddie Mac Gold Pool 3% 2/1/2050	2,456,742	2,179,907
Freddie Mac Gold Pool 3% 2/1/2052 (Ad)	7,552,072	6,601,957
Freddie Mac Gold Pool 3% 2/1/2052	275,899	241,879
Freddie Mac Gold Pool 3% 2/1/2052	1,769,297	1,568,820
Freddie Mac Gold Pool 3% 3/1/2032	297,397	285,261
Freddie Mac Gold Pool 3% 3/1/2033	338,078	323,040
Freddie Mac Gold Pool 3% 3/1/2043	398,904	361,717
Freddie Mac Gold Pool 3% 3/1/2043	82,944	75,283
Freddie Mac Gold Pool 3% 3/1/2045	89,486	80,260
Freddie Mac Gold Pool 3% 3/1/2052	7,627,921	6,668,264
Freddie Mac Gold Pool 3% 3/1/2052	7,893,626	6,917,808
Freddie Mac Gold Pool 3% 3/1/2052	14,025,061	12,392,074
Freddie Mac Gold Pool 3% 3/1/2052	655,586	574,746
Freddie Mac Gold Pool 3% 3/1/2052	1,961,038	1,725,353
Freddie Mac Gold Pool 3% 4/1/2029	304,853	296,486
Freddie Mac Gold Pool 3% 4/1/2032	11,835	11,394
Freddie Mac Gold Pool 3% 4/1/2032	30,872	29,665
Freddie Mac Gold Pool 3% 4/1/2034	624,094	596,380
Freddie Mac Gold Pool 3% 4/1/2037	673,848	635,142
Freddie Mac Gold Pool 3% 4/1/2037	300,347	283,377
Freddie Mac Gold Pool 3% 4/1/2043	34,933	31,721
Freddie Mac Gold Pool 3% 4/1/2045	622,975	558,357
Freddie Mac Gold Pool 3% 4/1/2045	6,285	5,636
Freddie Mac Gold Pool 3% 4/1/2046	11,401	10,204
Freddie Mac Gold Pool 3% 4/1/2046	15,162	13,571
Freddie Mac Gold Pool 3% 4/1/2052	15,295,472	13,361,612
Freddie Mac Gold Pool 3% 4/1/2052	1,532,072	1,359,911
Freddie Mac Gold Pool 3% 4/1/2052	2,853,254	2,509,449
Freddie Mac Gold Pool 3% 5/1/2035	1,167,942	1,108,886
Freddie Mac Gold Pool 3% 5/1/2046	34,307	30,705
Freddie Mac Gold Pool 3% 5/1/2046	215,287	192,687
Freddie Mac Gold Pool 3% 5/1/2051	626,960	551,218
Freddie Mac Gold Pool 3% 5/1/2052	2,937,673	2,566,253
Freddie Mac Gold Pool 3% 5/1/2052	3,202,256	2,806,390
Freddie Mac Gold Pool 3% 5/1/2052	3,405,560	2,980,304
Freddie Mac Gold Pool 3% 6/1/2029	74,406	72,335
Freddie Mac Gold Pool 3% 6/1/2031	17,511	16,820
Freddie Mac Gold Pool 3% 6/1/2031	30,058	28,871
Freddie Mac Gold Pool 3% 6/1/2031	132,718	127,671
Freddie Mac Gold Pool 3% 6/1/2031	12,115	11,672
Freddie Mac Gold Pool 3% 6/1/2031	11,363	10,923
Freddie Mac Gold Pool 3% 6/1/2031	16,336	15,739
Freddie Mac Gold Pool 3% 6/1/2031	46,143	44,406
Freddie Mac Gold Pool 3% 6/1/2042	222,145	202,027
Freddie Mac Gold Pool 3% 6/1/2045	231,146	206,809
Freddie Mac Gold Pool 3% 6/1/2045	603,410	540,822
Freddie Mac Gold Pool 3% 6/1/2046	213,997	191,533
Freddie Mac Gold Pool 3% 6/1/2048	8,825,919	7,914,126
Freddie Mac Gold Pool 3% 6/1/2050	2,449,328	2,171,798
Freddie Mac Gold Pool 3% 6/1/2052	2,022,519	1,764,909
Freddie Mac Gold Pool 3% 6/1/2052	2,138,745	1,875,020
Freddie Mac Gold Pool 3% 7/1/2032	58,803	56,343
Freddie Mac Gold Pool 3% 7/1/2037	159,789	150,711
Freddie Mac Gold Pool 3% 7/1/2045	678,320	607,962
Freddie Mac Gold Pool 3% 7/1/2050	1,793,694	1,587,090
Freddie Mac Gold Pool 3% 8/1/2029	99,191	96,232
Freddie Mac Gold Pool 3% 8/1/2032	70,967	68,047
Freddie Mac Gold Pool 3% 8/1/2032	46,433	44,475
Freddie Mac Gold Pool 3% 8/1/2043	259,106	234,436
Freddie Mac Gold Pool 3% 8/1/2046	37,483	33,560
Freddie Mac Gold Pool 3% 8/1/2049	442,712	390,750
Freddie Mac Gold Pool 3% 8/1/2050	828,638	733,969
Freddie Mac Gold Pool 3% 8/1/2050	1,995,648	1,760,793
Freddie Mac Gold Pool 3% 9/1/2051	1,546,101	1,356,903
Freddie Mac Gold Pool 3% 9/1/2051	596,014	523,266
Freddie Mac Gold Pool 3.05% 10/1/2032	6,301,000	5,681,040
Freddie Mac Gold Pool 3.19% 7/1/2033	6,000,000	5,446,945
Freddie Mac Gold Pool 3.5% 1/1/2032	78,205	75,190
Freddie Mac Gold Pool 3.5% 1/1/2043	9,271	8,629
Freddie Mac Gold Pool 3.5% 1/1/2044	1,483,817	1,385,794
Freddie Mac Gold Pool 3.5% 1/1/2044	751,672	701,504
Freddie Mac Gold Pool 3.5% 1/1/2046	347,539	321,647
Freddie Mac Gold Pool 3.5% 1/1/2047	100,322	92,660
Freddie Mac Gold Pool 3.5% 1/1/2047	2,021,174	1,851,165
Freddie Mac Gold Pool 3.5% 1/1/2048	897,099	826,126
Freddie Mac Gold Pool 3.5% 1/1/2052	2,710,225	2,462,539
Freddie Mac Gold Pool 3.5% 10/1/2032	21,086	20,243
Freddie Mac Gold Pool 3.5% 10/1/2034	4,822,037	4,586,409
Freddie Mac Gold Pool 3.5% 10/1/2042	146,302	136,713
Freddie Mac Gold Pool 3.5% 10/1/2042	60,056	56,510
Freddie Mac Gold Pool 3.5% 10/1/2045	419,253	388,018
Freddie Mac Gold Pool 3.5% 10/1/2045	7,417	6,865
Freddie Mac Gold Pool 3.5% 10/1/2045	192,557	178,272
Freddie Mac Gold Pool 3.5% 10/1/2047	645,979	596,036
Freddie Mac Gold Pool 3.5% 10/1/2047	7,373	6,843
Freddie Mac Gold Pool 3.5% 10/1/2051	3,568,342	3,251,466
Freddie Mac Gold Pool 3.5% 10/1/2051	3,127,786	2,866,649
Freddie Mac Gold Pool 3.5% 11/1/2033	498,306	483,363
Freddie Mac Gold Pool 3.5% 11/1/2042	472,002	441,171
Freddie Mac Gold Pool 3.5% 11/1/2044	803,113	744,033
Freddie Mac Gold Pool 3.5% 11/1/2045	984,283	912,491
Freddie Mac Gold Pool 3.5% 11/1/2046	1,007,745	931,407
Freddie Mac Gold Pool 3.5% 11/1/2047	430,368	394,539
Freddie Mac Gold Pool 3.5% 11/1/2047	43,465	40,326
Freddie Mac Gold Pool 3.5% 12/1/2033	74,816	71,488
Freddie Mac Gold Pool 3.5% 12/1/2042	95,358	89,758
Freddie Mac Gold Pool 3.5% 12/1/2045	463,617	429,077
Freddie Mac Gold Pool 3.5% 12/1/2045	50,518	46,754
Freddie Mac Gold Pool 3.5% 12/1/2046	830,064	766,667
Freddie Mac Gold Pool 3.5% 12/1/2046	213,852	197,585
Freddie Mac Gold Pool 3.5% 12/1/2046	2,188,867	2,022,374
Freddie Mac Gold Pool 3.5% 12/1/2047	844,508	778,688
Freddie Mac Gold Pool 3.5% 12/1/2047	11,270	10,453
Freddie Mac Gold Pool 3.5% 12/1/2052	747,693	677,734
Freddie Mac Gold Pool 3.5% 2/1/2029	110,497	108,520
Freddie Mac Gold Pool 3.5% 2/1/2034	1,941,917	1,855,521
Freddie Mac Gold Pool 3.5% 2/1/2034	550,629	531,965
Freddie Mac Gold Pool 3.5% 2/1/2043	49,333	46,420
Freddie Mac Gold Pool 3.5% 2/1/2043	1,591,645	1,487,077
Freddie Mac Gold Pool 3.5% 2/1/2047	145,080	132,876
Freddie Mac Gold Pool 3.5% 2/1/2052 (Ad)	8,674,697	7,876,919
Freddie Mac Gold Pool 3.5% 2/1/2052	601,371	549,800
Freddie Mac Gold Pool 3.5% 2/1/2052	284,037	259,524
Freddie Mac Gold Pool 3.5% 2/1/2053	352,699	322,564
Freddie Mac Gold Pool 3.5% 3/1/2032	2,105,363	2,024,196
Freddie Mac Gold Pool 3.5% 3/1/2042	344,110	321,955
Freddie Mac Gold Pool 3.5% 3/1/2046	4,987,233	4,631,264
Freddie Mac Gold Pool 3.5% 3/1/2046	518,929	481,280
Freddie Mac Gold Pool 3.5% 3/1/2046	19,872	18,379
Freddie Mac Gold Pool 3.5% 3/1/2047	331,236	306,790
Freddie Mac Gold Pool 3.5% 3/1/2048	77,734	71,555
Freddie Mac Gold Pool 3.5% 3/1/2052	2,841,416	2,595,087
Freddie Mac Gold Pool 3.5% 3/1/2052	3,687,635	3,370,250
Freddie Mac Gold Pool 3.5% 3/1/2052	3,051,244	2,786,624
Freddie Mac Gold Pool 3.5% 3/1/2052	703,193	639,595
Freddie Mac Gold Pool 3.5% 3/1/2052	640,433	582,510
Freddie Mac Gold Pool 3.5% 4/1/2042	218,697	204,903
Freddie Mac Gold Pool 3.5% 4/1/2042	233,576	219,150
Freddie Mac Gold Pool 3.5% 4/1/2043	199,169	185,992
Freddie Mac Gold Pool 3.5% 4/1/2043	21,328	20,112
Freddie Mac Gold Pool 3.5% 4/1/2043	5,649	5,255
Freddie Mac Gold Pool 3.5% 4/1/2043	1,601,326	1,494,423
Freddie Mac Gold Pool 3.5% 4/1/2045	75,670	70,056
Freddie Mac Gold Pool 3.5% 4/1/2046	1,651,485	1,527,416
Freddie Mac Gold Pool 3.5% 4/1/2047	1,000,808	913,732
Freddie Mac Gold Pool 3.5% 4/1/2047	89,801	82,248
Freddie Mac Gold Pool 3.5% 4/1/2052	1,680,297	1,540,929
Freddie Mac Gold Pool 3.5% 4/1/2052	665,710	603,629
Freddie Mac Gold Pool 3.5% 4/1/2052	1,745,033	1,585,026
Freddie Mac Gold Pool 3.5% 5/1/2033	389,453	372,613
Freddie Mac Gold Pool 3.5% 5/1/2034	224,550	214,069
Freddie Mac Gold Pool 3.5% 5/1/2034	88,663	84,525
Freddie Mac Gold Pool 3.5% 5/1/2038	37,880	35,593
Freddie Mac Gold Pool 3.5% 5/1/2043	156,025	145,485
Freddie Mac Gold Pool 3.5% 5/1/2045	402,947	373,053
Freddie Mac Gold Pool 3.5% 5/1/2046	5,921,881	5,497,351
Freddie Mac Gold Pool 3.5% 5/1/2046	1,420,949	1,316,419
Freddie Mac Gold Pool 3.5% 5/1/2046	349,961	323,670
Freddie Mac Gold Pool 3.5% 5/1/2046	15,887	14,659
Freddie Mac Gold Pool 3.5% 5/1/2046	86,989	80,454
Freddie Mac Gold Pool 3.5% 5/1/2047	691,046	630,058
Freddie Mac Gold Pool 3.5% 5/1/2052	2,689,927	2,457,571
Freddie Mac Gold Pool 3.5% 5/1/2052	1,453,594	1,329,396
Freddie Mac Gold Pool 3.5% 5/1/2052	5,286,157	4,794,848
Freddie Mac Gold Pool 3.5% 5/1/2052	180,087	163,350
Freddie Mac Gold Pool 3.5% 6/1/2032	1,984,077	1,904,486
Freddie Mac Gold Pool 3.5% 6/1/2042	24,196	22,498
Freddie Mac Gold Pool 3.5% 6/1/2042	328,514	307,484
Freddie Mac Gold Pool 3.5% 6/1/2045	488,586	452,339
Freddie Mac Gold Pool 3.5% 6/1/2045	76,109	70,463
Freddie Mac Gold Pool 3.5% 6/1/2045	150,169	139,451
Freddie Mac Gold Pool 3.5% 6/1/2045	5,460	5,049
Freddie Mac Gold Pool 3.5% 6/1/2046	9,168	8,459
Freddie Mac Gold Pool 3.5% 6/1/2046	29,243	27,027
Freddie Mac Gold Pool 3.5% 6/1/2052	304,359	279,590
Freddie Mac Gold Pool 3.5% 6/1/2052	194,546	176,465
Freddie Mac Gold Pool 3.5% 7/1/2032	3,163,339	3,036,442
Freddie Mac Gold Pool 3.5% 7/1/2032	613,342	589,696
Freddie Mac Gold Pool 3.5% 7/1/2032	187,817	182,772
Freddie Mac Gold Pool 3.5% 7/1/2043	61,477	57,329
Freddie Mac Gold Pool 3.5% 7/1/2044	43,550	40,500
Freddie Mac Gold Pool 3.5% 7/1/2045	301,296	278,943
Freddie Mac Gold Pool 3.5% 7/1/2045	13,663	12,637
Freddie Mac Gold Pool 3.5% 7/1/2046	429,553	397,014
Freddie Mac Gold Pool 3.5% 7/1/2046	15,564	14,361
Freddie Mac Gold Pool 3.5% 7/1/2046	17,240	15,907
Freddie Mac Gold Pool 3.5% 7/1/2046	10,383	9,596
Freddie Mac Gold Pool 3.5% 7/1/2046	10,906	10,080
Freddie Mac Gold Pool 3.5% 7/1/2047	107,826	100,070
Freddie Mac Gold Pool 3.5% 7/1/2051	5,669,076	5,174,509
Freddie Mac Gold Pool 3.5% 7/1/2052	11,853,693	10,770,503
Freddie Mac Gold Pool 3.5% 7/1/2052	441,465	404,435
Freddie Mac Gold Pool 3.5% 8/1/2034	146,664	139,498
Freddie Mac Gold Pool 3.5% 8/1/2034	174,442	165,918
Freddie Mac Gold Pool 3.5% 8/1/2042	315,927	295,402
Freddie Mac Gold Pool 3.5% 8/1/2045	177,023	163,890
Freddie Mac Gold Pool 3.5% 8/1/2046	37,689	35,069
Freddie Mac Gold Pool 3.5% 8/1/2046	131,722	121,744
Freddie Mac Gold Pool 3.5% 8/1/2047	19,514	18,111
Freddie Mac Gold Pool 3.5% 8/1/2047	163,768	151,989
Freddie Mac Gold Pool 3.5% 8/1/2047	13,187	12,238
Freddie Mac Gold Pool 3.5% 8/1/2049 (Af)	9,682,368	8,922,404
Freddie Mac Gold Pool 3.5% 8/1/2051	4,101,774	3,760,601
Freddie Mac Gold Pool 3.5% 8/1/2052	352,652	323,402
Freddie Mac Gold Pool 3.5% 9/1/2032	6,544	6,277
Freddie Mac Gold Pool 3.5% 9/1/2042	2,136,863	1,997,762
Freddie Mac Gold Pool 3.5% 9/1/2042	2,289,799	2,138,584
Freddie Mac Gold Pool 3.5% 9/1/2042	56,591	53,310
Freddie Mac Gold Pool 3.5% 9/1/2046	1,916,078	1,770,933
Freddie Mac Gold Pool 3.5% 9/1/2046	1,131,492	1,047,548
Freddie Mac Gold Pool 3.5% 9/1/2046	114,374	105,710
Freddie Mac Gold Pool 3.5% 9/1/2047	6,616	6,139
Freddie Mac Gold Pool 3.5% 9/1/2048	114,338	105,105
Freddie Mac Gold Pool 3.55% 11/1/2032	436,228	409,164
Freddie Mac Gold Pool 3.85% 9/1/2032	509,042	485,298
Freddie Mac Gold Pool 4% 1/1/2032	33,386	32,871
Freddie Mac Gold Pool 4% 1/1/2036	1,026,099	1,000,972
Freddie Mac Gold Pool 4% 1/1/2038	168,762	163,996
Freddie Mac Gold Pool 4% 1/1/2044	159,159	152,856
Freddie Mac Gold Pool 4% 1/1/2044	188,158	180,721
Freddie Mac Gold Pool 4% 1/1/2046	64,652	61,595
Freddie Mac Gold Pool 4% 1/1/2048	210,922	200,619
Freddie Mac Gold Pool 4% 1/1/2050	217,567	205,996
Freddie Mac Gold Pool 4% 1/1/2053	800,792	749,382
Freddie Mac Gold Pool 4% 10/1/2039	163,319	157,827
Freddie Mac Gold Pool 4% 10/1/2040	178,127	171,946
Freddie Mac Gold Pool 4% 10/1/2040	224,716	216,795
Freddie Mac Gold Pool 4% 10/1/2041	69,170	66,629
Freddie Mac Gold Pool 4% 10/1/2042	17,544	16,986
Freddie Mac Gold Pool 4% 10/1/2042	11,741	11,280
Freddie Mac Gold Pool 4% 10/1/2042	14,432	13,837
Freddie Mac Gold Pool 4% 10/1/2045	56,647	54,110
Freddie Mac Gold Pool 4% 10/1/2045	98,431	94,022
Freddie Mac Gold Pool 4% 10/1/2052	8,814,436	8,254,061
Freddie Mac Gold Pool 4% 10/1/2052	663,415	621,654
Freddie Mac Gold Pool 4% 10/1/2052	1,362,406	1,291,224
Freddie Mac Gold Pool 4% 10/1/2052	250,435	235,609
Freddie Mac Gold Pool 4% 10/1/2052	6,606,399	6,190,528
Freddie Mac Gold Pool 4% 10/1/2052	121,248	113,540
Freddie Mac Gold Pool 4% 11/1/2041	162,200	156,296
Freddie Mac Gold Pool 4% 11/1/2042	3,614	3,511
Freddie Mac Gold Pool 4% 11/1/2042	1,811,890	1,746,650
Freddie Mac Gold Pool 4% 11/1/2045	251,310	240,055
Freddie Mac Gold Pool 4% 11/1/2053	915,509	856,662
Freddie Mac Gold Pool 4% 12/1/2040	160,334	154,741
Freddie Mac Gold Pool 4% 12/1/2043	147,294	141,470
Freddie Mac Gold Pool 4% 12/1/2045	265,366	253,316
Freddie Mac Gold Pool 4% 12/1/2045	16,062	15,342
Freddie Mac Gold Pool 4% 12/1/2047	1,674,171	1,592,389
Freddie Mac Gold Pool 4% 12/1/2052	237,457	222,287
Freddie Mac Gold Pool 4% 2/1/2026	1,181	1,173
Freddie Mac Gold Pool 4% 2/1/2042	49,310	47,544
Freddie Mac Gold Pool 4% 2/1/2042	163,378	157,291
Freddie Mac Gold Pool 4% 2/1/2043	34,711	33,330
Freddie Mac Gold Pool 4% 2/1/2044	35,669	34,193
Freddie Mac Gold Pool 4% 2/1/2044	50,723	48,702
Freddie Mac Gold Pool 4% 2/1/2045	1,043,246	1,001,165
Freddie Mac Gold Pool 4% 2/1/2046	19,722	18,826
Freddie Mac Gold Pool 4% 2/1/2046	14,894	14,213
Freddie Mac Gold Pool 4% 2/1/2046	742,351	712,270
Freddie Mac Gold Pool 4% 2/1/2046	60,306	57,530
Freddie Mac Gold Pool 4% 2/1/2048	32,877	31,333
Freddie Mac Gold Pool 4% 3/1/2052	1,223,125	1,148,901
Freddie Mac Gold Pool 4% 3/1/2053	765,688	716,531
Freddie Mac Gold Pool 4% 3/1/2053	250,663	236,451
Freddie Mac Gold Pool 4% 4/1/2038	121,654	118,244
Freddie Mac Gold Pool 4% 4/1/2042	20,034	19,268
Freddie Mac Gold Pool 4% 4/1/2043	23,411	22,661
Freddie Mac Gold Pool 4% 4/1/2043	45,162	43,452
Freddie Mac Gold Pool 4% 4/1/2043	1,900,599	1,827,079
Freddie Mac Gold Pool 4% 4/1/2046	158,186	150,953
Freddie Mac Gold Pool 4% 4/1/2052	849,006	794,832
Freddie Mac Gold Pool 4% 4/1/2052	244,142	228,563
Freddie Mac Gold Pool 4% 5/1/2037	2,753,970	2,676,202
Freddie Mac Gold Pool 4% 5/1/2038	1,468,500	1,422,443
Freddie Mac Gold Pool 4% 5/1/2043	5,968	5,726
Freddie Mac Gold Pool 4% 5/1/2045	148,035	142,703
Freddie Mac Gold Pool 4% 5/1/2046	155,974	148,794
Freddie Mac Gold Pool 4% 5/1/2052	20,089,147	18,844,944
Freddie Mac Gold Pool 4% 5/1/2052	41,890	39,410
Freddie Mac Gold Pool 4% 6/1/2042	5,793	5,545
Freddie Mac Gold Pool 4% 6/1/2043	222,598	213,871
Freddie Mac Gold Pool 4% 6/1/2045	52,839	50,522
Freddie Mac Gold Pool 4% 6/1/2047	2,410,356	2,300,899
Freddie Mac Gold Pool 4% 6/1/2047	2,173,274	2,073,225
Freddie Mac Gold Pool 4% 6/1/2052	96,041	89,995
Freddie Mac Gold Pool 4% 6/1/2052	96,591	90,691
Freddie Mac Gold Pool 4% 6/1/2052	154,968	145,794
Freddie Mac Gold Pool 4% 7/1/2042	352,010	338,573
Freddie Mac Gold Pool 4% 7/1/2043	28,535	27,382
Freddie Mac Gold Pool 4% 7/1/2045	241,712	232,601
Freddie Mac Gold Pool 4% 7/1/2048	1,088,069	1,040,019
Freddie Mac Gold Pool 4% 7/1/2048	143,567	136,464
Freddie Mac Gold Pool 4% 7/1/2049	6,691,187	6,360,414
Freddie Mac Gold Pool 4% 7/1/2052	1,865,540	1,748,105
Freddie Mac Gold Pool 4% 7/1/2052	1,537,003	1,446,012
Freddie Mac Gold Pool 4% 8/1/2044	13,819	13,295
Freddie Mac Gold Pool 4% 8/1/2044	13,267	12,726
Freddie Mac Gold Pool 4% 8/1/2045	280,012	267,734
Freddie Mac Gold Pool 4% 8/1/2046	357,357	341,129
Freddie Mac Gold Pool 4% 8/1/2046	13,039	12,431
Freddie Mac Gold Pool 4% 8/1/2052	14,031,557	13,139,505
Freddie Mac Gold Pool 4% 8/1/2052	95,359	89,446
Freddie Mac Gold Pool 4% 8/1/2052	875,509	820,396
Freddie Mac Gold Pool 4% 8/1/2052	2,467,438	2,310,572
Freddie Mac Gold Pool 4% 8/1/2052	8,602,352	8,074,277
Freddie Mac Gold Pool 4% 8/1/2052	7,215,734	6,756,010
Freddie Mac Gold Pool 4% 8/1/2052	856,368	802,460
Freddie Mac Gold Pool 4% 9/1/2040	103,418	99,827
Freddie Mac Gold Pool 4% 9/1/2041	115,573	111,399
Freddie Mac Gold Pool 4% 9/1/2042	196,028	188,732
Freddie Mac Gold Pool 4% 9/1/2043	10,663	10,269
Freddie Mac Gold Pool 4% 9/1/2043	110,190	106,401
Freddie Mac Gold Pool 4% 9/1/2046	25,329	24,147
Freddie Mac Gold Pool 4% 9/1/2052	1,018,629	953,870
Freddie Mac Gold Pool 4% 9/1/2052	265,298	248,680
Freddie Mac Gold Pool 4.17% 10/1/2034	585,106	563,810
Freddie Mac Gold Pool 4.5% 1/1/2042	502,661	497,456
Freddie Mac Gold Pool 4.5% 10/1/2040	11,702	11,578
Freddie Mac Gold Pool 4.5% 10/1/2041	248,222	245,530
Freddie Mac Gold Pool 4.5% 10/1/2042	3,360,780	3,302,193
Freddie Mac Gold Pool 4.5% 10/1/2044	235,150	232,153
Freddie Mac Gold Pool 4.5% 10/1/2044	853,031	841,360
Freddie Mac Gold Pool 4.5% 10/1/2046	240,789	236,215
Freddie Mac Gold Pool 4.5% 10/1/2048	83,892	81,800
Freddie Mac Gold Pool 4.5% 10/1/2048	10,113	9,920
Freddie Mac Gold Pool 4.5% 10/1/2052	7,334,089	7,054,972
Freddie Mac Gold Pool 4.5% 12/1/2040	489,010	483,958
Freddie Mac Gold Pool 4.5% 12/1/2042	173,036	169,749
Freddie Mac Gold Pool 4.5% 12/1/2043	59,033	58,041
Freddie Mac Gold Pool 4.5% 12/1/2044	91,246	89,941
Freddie Mac Gold Pool 4.5% 12/1/2044	64,824	63,897
Freddie Mac Gold Pool 4.5% 12/1/2045	177,552	175,807
Freddie Mac Gold Pool 4.5% 12/1/2045	279,859	276,720
Freddie Mac Gold Pool 4.5% 12/1/2047	92,891	90,720
Freddie Mac Gold Pool 4.5% 12/1/2048	4,360,085	4,262,278
Freddie Mac Gold Pool 4.5% 2/1/2041	115,567	114,383
Freddie Mac Gold Pool 4.5% 2/1/2041	49,277	48,772
Freddie Mac Gold Pool 4.5% 2/1/2041	23,850	23,593
Freddie Mac Gold Pool 4.5% 2/1/2041	57,937	57,348
Freddie Mac Gold Pool 4.5% 2/1/2041	142,785	141,275
Freddie Mac Gold Pool 4.5% 2/1/2042	22,045	21,794
Freddie Mac Gold Pool 4.5% 2/1/2044	46,015	45,241
Freddie Mac Gold Pool 4.5% 2/1/2044	66,850	65,936
Freddie Mac Gold Pool 4.5% 3/1/2041	120,566	119,329
Freddie Mac Gold Pool 4.5% 3/1/2041	56,817	56,223
Freddie Mac Gold Pool 4.5% 3/1/2041	146,979	145,464
Freddie Mac Gold Pool 4.5% 3/1/2044	48,575	47,910
Freddie Mac Gold Pool 4.5% 3/1/2044	49,770	49,089
Freddie Mac Gold Pool 4.5% 3/1/2044	59,327	58,515
Freddie Mac Gold Pool 4.5% 3/1/2044	68,620	67,681
Freddie Mac Gold Pool 4.5% 3/1/2044	24,139	23,809
Freddie Mac Gold Pool 4.5% 4/1/2041	234,692	232,249
Freddie Mac Gold Pool 4.5% 4/1/2041	354,194	350,507
Freddie Mac Gold Pool 4.5% 4/1/2044	1,781,530	1,757,155
Freddie Mac Gold Pool 4.5% 4/1/2048	59,630	58,125
Freddie Mac Gold Pool 4.5% 4/1/2048	348,182	341,569
Freddie Mac Gold Pool 4.5% 5/1/2039	155,833	154,303
Freddie Mac Gold Pool 4.5% 5/1/2041	6,572	6,503
Freddie Mac Gold Pool 4.5% 5/1/2044	68,761	67,821
Freddie Mac Gold Pool 4.5% 5/1/2053	3,450,976	3,329,347
Freddie Mac Gold Pool 4.5% 6/1/2039	113,308	112,189
Freddie Mac Gold Pool 4.5% 6/1/2047	161,326	158,413
Freddie Mac Gold Pool 4.5% 6/1/2047	190,193	186,164
Freddie Mac Gold Pool 4.5% 6/1/2052	4,936,363	4,753,125
Freddie Mac Gold Pool 4.5% 7/1/2025	745	742
Freddie Mac Gold Pool 4.5% 7/1/2041	80,417	79,573
Freddie Mac Gold Pool 4.5% 7/1/2044	24,104	23,759
Freddie Mac Gold Pool 4.5% 7/1/2047	166,192	162,671
Freddie Mac Gold Pool 4.5% 7/1/2047	121,096	118,910
Freddie Mac Gold Pool 4.5% 7/1/2047	275,167	270,284
Freddie Mac Gold Pool 4.5% 7/1/2052	339,975	327,674
Freddie Mac Gold Pool 4.5% 7/1/2052	608,285	586,276
Freddie Mac Gold Pool 4.5% 8/1/2052	16,260,583	15,641,746
Freddie Mac Gold Pool 4.5% 8/1/2052	499,614	481,537
Freddie Mac Gold Pool 4.5% 8/1/2052	13,142,009	12,666,499
Freddie Mac Gold Pool 4.5% 8/1/2054	3,961,953	3,810,351
Freddie Mac Gold Pool 4.5% 9/1/2039	47,308	46,843
Freddie Mac Gold Pool 4.5% 9/1/2041	921,424	911,760
Freddie Mac Gold Pool 4.5% 9/1/2042	611,664	605,154
Freddie Mac Gold Pool 4.5% 9/1/2042	24,274	23,898
Freddie Mac Gold Pool 4.5% 9/1/2044	145,075	143,090
Freddie Mac Gold Pool 4.5% 9/1/2046	177,145	173,780
Freddie Mac Gold Pool 4.5% 9/1/2052	999,148	961,123
Freddie Mac Gold Pool 5% 1/1/2035	6,984	7,038
Freddie Mac Gold Pool 5% 1/1/2040	16,592	16,777
Freddie Mac Gold Pool 5% 1/1/2041	12,791	12,935
Freddie Mac Gold Pool 5% 1/1/2053	43,195	42,459
Freddie Mac Gold Pool 5% 1/1/2053	37,110	36,536
Freddie Mac Gold Pool 5% 1/1/2053	916,975	905,085
Freddie Mac Gold Pool 5% 10/1/2033	107,255	108,093
Freddie Mac Gold Pool 5% 10/1/2052	24,272	23,965
Freddie Mac Gold Pool 5% 10/1/2052	5,383,450	5,338,879
Freddie Mac Gold Pool 5% 10/1/2053	9,805,246	9,626,013
Freddie Mac Gold Pool 5% 11/1/2035	835,731	843,045
Freddie Mac Gold Pool 5% 11/1/2052	36,365	35,746
Freddie Mac Gold Pool 5% 11/1/2052	369,570	365,933
Freddie Mac Gold Pool 5% 11/1/2052	486,129	481,345
Freddie Mac Gold Pool 5% 11/1/2052	874,134	866,350
Freddie Mac Gold Pool 5% 11/1/2052	622,096	617,917
Freddie Mac Gold Pool 5% 11/1/2053	26,076,288	25,599,632
Freddie Mac Gold Pool 5% 11/1/2053	5,403,600	5,304,826
Freddie Mac Gold Pool 5% 11/1/2054	92,872,110	91,138,197
Freddie Mac Gold Pool 5% 11/1/2054	139,235	136,701
Freddie Mac Gold Pool 5% 12/1/2047	122,091	122,724
Freddie Mac Gold Pool 5% 12/1/2052	1,498,464	1,485,121
Freddie Mac Gold Pool 5% 12/1/2052	465,338	461,194
Freddie Mac Gold Pool 5% 12/1/2052	655,436	649,190
Freddie Mac Gold Pool 5% 12/1/2052	495,644	489,992
Freddie Mac Gold Pool 5% 12/1/2052	269,441	266,874
Freddie Mac Gold Pool 5% 12/1/2053	1,271,264	1,250,013
Freddie Mac Gold Pool 5% 12/1/2054	799,990	785,054
Freddie Mac Gold Pool 5% 2/1/2034	141,440	142,477
Freddie Mac Gold Pool 5% 2/1/2038	144,451	145,946
Freddie Mac Gold Pool 5% 2/1/2041	28,673	28,987
Freddie Mac Gold Pool 5% 3/1/2038	68,482	69,173
Freddie Mac Gold Pool 5% 3/1/2041	88,687	89,657
Freddie Mac Gold Pool 5% 3/1/2041	59,422	60,086
Freddie Mac Gold Pool 5% 3/1/2041	9,547	9,571
Freddie Mac Gold Pool 5% 3/1/2053	1,068,906	1,051,705
Freddie Mac Gold Pool 5% 3/1/2053	1,132,250	1,115,446
Freddie Mac Gold Pool 5% 4/1/2040	19,941	20,158
Freddie Mac Gold Pool 5% 4/1/2041	23,971	24,235
Freddie Mac Gold Pool 5% 5/1/2041	51,957	52,527
Freddie Mac Gold Pool 5% 6/1/2040	53,073	53,641
Freddie Mac Gold Pool 5% 6/1/2040	7,405	7,485
Freddie Mac Gold Pool 5% 6/1/2041	284,370	287,551
Freddie Mac Gold Pool 5% 6/1/2041	64,317	65,025
Freddie Mac Gold Pool 5% 6/1/2052	2,901,007	2,866,110
Freddie Mac Gold Pool 5% 6/1/2052	5,117	5,053
Freddie Mac Gold Pool 5% 6/1/2052	1,506,684	1,498,447
Freddie Mac Gold Pool 5% 7/1/2035	141,575	142,721
Freddie Mac Gold Pool 5% 7/1/2040	12,202	12,331
Freddie Mac Gold Pool 5% 7/1/2041	47,372	47,892
Freddie Mac Gold Pool 5% 7/1/2041	40,579	41,025
Freddie Mac Gold Pool 5% 7/1/2041	13,674	13,795
Freddie Mac Gold Pool 5% 7/1/2041	28,425	28,623
Freddie Mac Gold Pool 5% 7/1/2041	44,026	44,492
Freddie Mac Gold Pool 5% 7/1/2041	40,641	41,086
Freddie Mac Gold Pool 5% 7/1/2041	26,826	27,127
Freddie Mac Gold Pool 5% 7/1/2052	85,308	84,841
Freddie Mac Gold Pool 5% 7/1/2053	42,105	41,335
Freddie Mac Gold Pool 5% 8/1/2039	272,320	275,311
Freddie Mac Gold Pool 5% 8/1/2040	104,190	105,319
Freddie Mac Gold Pool 5% 8/1/2040	56,395	56,999
Freddie Mac Gold Pool 5% 8/1/2052	210,074	207,481
Freddie Mac Gold Pool 5% 9/1/2038	51,081	51,608
Freddie Mac Gold Pool 5% 9/1/2038	34,321	34,673
Freddie Mac Gold Pool 5% 9/1/2040	80,194	81,067
Freddie Mac Gold Pool 5% 9/1/2043	23,904	24,086
Freddie Mac Gold Pool 5% 9/1/2052	8,256,365	8,123,505
Freddie Mac Gold Pool 5% 9/1/2052	7,793	7,695
Freddie Mac Gold Pool 5% 9/1/2053	5,813,645	5,707,376
Freddie Mac Gold Pool 5.5% 1/1/2053	2,449,458	2,455,099
Freddie Mac Gold Pool 5.5% 11/1/2052 (Af)	24,708,197	24,765,095
Freddie Mac Gold Pool 5.5% 11/1/2053	3,798,432	3,795,309
Freddie Mac Gold Pool 5.5% 11/1/2054	10,277,670	10,266,008
Freddie Mac Gold Pool 5.5% 12/1/2038	17,405	17,953
Freddie Mac Gold Pool 5.5% 12/1/2052	3,043,203	3,050,211
Freddie Mac Gold Pool 5.5% 12/1/2052	890,963	894,129
Freddie Mac Gold Pool 5.5% 2/1/2054	582,392	582,277
Freddie Mac Gold Pool 5.5% 3/1/2053 (Ae)(Af)(Ag)	12,406,191	12,574,329
Freddie Mac Gold Pool 5.5% 4/1/2054	4,496,502	4,491,400
Freddie Mac Gold Pool 5.5% 4/1/2054	1,753,219	1,753,969
Freddie Mac Gold Pool 5.5% 5/1/2053	3,447,079	3,472,252
Freddie Mac Gold Pool 5.5% 6/1/2041	64,333	66,395
Freddie Mac Gold Pool 5.5% 8/1/2053	1,894,253	1,900,154
Freddie Mac Gold Pool 5.5% 9/1/2052	1,545,472	1,550,480
Freddie Mac Gold Pool 5.5% 9/1/2053 (Ag)	8,049,636	8,126,029
Freddie Mac Gold Pool 5.5% 9/1/2054	6,668,244	6,660,678
Freddie Mac Gold Pool 6% 1/1/2053	8,873,069	8,998,052
Freddie Mac Gold Pool 6% 10/1/2054	3,157,057	3,250,855
Freddie Mac Gold Pool 6% 11/1/2037	1,967	2,059
Freddie Mac Gold Pool 6% 11/1/2053	1,085,554	1,099,149
Freddie Mac Gold Pool 6% 11/1/2053	1,463,025	1,484,090
Freddie Mac Gold Pool 6% 11/1/2053	986,944	1,004,855
Freddie Mac Gold Pool 6% 11/1/2053	2,208,167	2,235,820
Freddie Mac Gold Pool 6% 12/1/2052	1,591,593	1,614,011
Freddie Mac Gold Pool 6% 2/1/2028	2,468	2,504
Freddie Mac Gold Pool 6% 2/1/2038	19,587	20,494
Freddie Mac Gold Pool 6% 2/1/2054	432,704	437,987
Freddie Mac Gold Pool 6% 4/1/2053	1,355,133	1,372,950
Freddie Mac Gold Pool 6% 4/1/2054	5,462,369	5,611,003
Freddie Mac Gold Pool 6% 7/1/2037	1,179	1,233
Freddie Mac Gold Pool 6% 8/1/2037	24,072	25,149
Freddie Mac Gold Pool 6% 8/1/2052	1,452,565	1,480,742
Freddie Mac Gold Pool 6% 8/1/2053	9,329,241	9,446,072
Freddie Mac Gold Pool 6% 9/1/2038	36,023	37,717
Freddie Mac Gold Pool 6% 9/1/2052	2,306,471	2,345,446
Freddie Mac Gold Pool 6% 9/1/2054	1,133,077	1,153,641
Freddie Mac Gold Pool 6% 9/1/2054	16,337,299	16,725,688
Freddie Mac Gold Pool 6% 9/1/2054	17,516,446	18,064,240
Freddie Mac Gold Pool 6.5% 1/1/2054 (Af)(Ag)	60,919	62,626
Freddie Mac Gold Pool 6.5% 1/1/2054	4,638,565	4,816,771
Freddie Mac Gold Pool 6.5% 10/1/2053	1,017,808	1,053,809
Freddie Mac Gold Pool 6.5% 10/1/2053	979,443	1,016,843
Freddie Mac Gold Pool 6.5% 10/1/2053	29,427	30,558
Freddie Mac Gold Pool 6.5% 11/1/2053	182,765	188,245
Freddie Mac Gold Pool 6.5% 12/1/2053	367,700	376,773
Freddie Mac Gold Pool 6.5% 3/1/2032	645	660
Freddie Mac Gold Pool 6.5% 6/1/2054	1,145,596	1,199,095
Freddie Mac Gold Pool 6.5% 6/1/2054	65,840	67,648
Freddie Mac Gold Pool 6.5% 6/1/2054	121,971	125,258
Freddie Mac Gold Pool 6.5% 7/1/2054	63,196	64,824
Freddie Mac Gold Pool 6.5% 9/1/2039	206,259	218,023
Freddie Mac Gold Pool 6.5% 9/1/2053	594,353	615,376
Freddie Mac Gold Pool 6.5% 9/1/2053	614,686	639,693
Freddie Mac Gold Pool 6.5% 9/1/2054	845,526	866,054
Freddie Mac Gold Pool 6.5% 9/1/2054	1,323,894	1,386,237
Freddie Mac Gold Pool 7.5% 1/1/2032	1,583	1,634
Freddie Mac Gold Pool 7.5% 1/1/2054	21,615	22,762
Freddie Mac Gold Pool 7.5% 12/1/2036	1,992	2,051
Freddie Mac Gold Pool 7.5% 12/1/2053	26,772	28,327
Freddie Mac Non Gold Pool 4% 9/1/2040	418,468	403,633
Freddie Mac Non Gold Pool 5% 5/1/2053	1,109,151	1,092,343
Freddie Mac Non Gold Pool 5% 5/1/2053	631,786	621,422
Freddie Mac Non Gold Pool 5% 8/1/2053	1,105,922	1,088,817
Freddie Mac Non Gold Pool 5.5% 5/1/2053	4,489,997	4,532,609
Freddie Mac Non Gold Pool 5.5% 6/1/2053	2,281,571	2,301,085
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,238,498	3,266,196
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,625,336	4,669,231
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,866,566	1,874,364
Freddie Mac Non Gold Pool 6% 11/1/2054	1,662,821	1,706,508
Freddie Mac Non Gold Pool 6% 6/1/2053	700,049	717,785
Freddie Mac Non Gold Pool 6% 6/1/2053	594,034	608,156
Freddie Mac Non Gold Pool 6% 6/1/2053	634,693	648,393
Freddie Mac Non Gold Pool 6% 7/1/2053	1,710,456	1,751,119
Freddie Mac Non Gold Pool 6% 7/1/2053	1,930,075	1,978,975
Freddie Mac Non Gold Pool 6% 9/1/2053	1,878,224	1,912,311
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%, 7.341% 10/1/2037 (b)(c)	1,357	1,386
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 3.049%, 8.549% 10/1/2035 (b)(c)	575	591
Ginnie Mae 6.5% 6/20/2053	1,215,187	1,259,918
Ginnie Mae 6.5% 7/20/2053	1,461,512	1,515,311
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.563%, 5.952% 3/20/2072 (b)(c)(o)	604,118	623,972
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.662%, 6.057% 3/20/2072 (b)(c)(o)	574,810	596,785
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.665%, 6.064% 4/20/2072 (b)(c)(o)	1,018,981	1,058,044
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.686%, 6.085% 3/20/2072 (b)(c)(o)	1,380,776	1,434,258
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.703%, 6.102% 2/20/2072 (b)(c)(o)	1,078,416	1,120,177
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.708%, 6.107% 3/20/2072 (b)(c)(o)	363,985	378,099
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.734%, 6.11% 3/20/2072 (b)(c)(o)	391,149	406,408
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.738%, 6.146% 3/20/2072 (b)(c)(o)	846,422	882,108
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.744%, 6.132% 4/20/2072 (b)(c)(o)	600,623	626,907
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.757%, 6.135% 3/20/2072 (b)(c)(o)	1,006,893	1,049,910
Ginnie Mae I Pool 2.5% 1/20/2052	2,207,602	1,869,304
Ginnie Mae I Pool 2.5% 12/20/2051	2,294,429	1,939,958
Ginnie Mae I Pool 2.5% 12/20/2051	3,419,974	2,894,820
Ginnie Mae I Pool 2.5% 12/20/2051	1,771,069	1,499,666
Ginnie Mae I Pool 2.5% 8/20/2051	1,937,343	1,640,460
Ginnie Mae I Pool 2.5% 9/20/2051	1,698,974	1,438,619
Ginnie Mae I Pool 2.823% 7/20/2071 (b)(o)	2,717,963	2,386,977
Ginnie Mae I Pool 2.893% 8/20/2071 (b)(o)	1,056,506	929,040
Ginnie Mae I Pool 2.953% 5/20/2071 (b)(o)	1,338,828	1,179,748
Ginnie Mae I Pool 2.967% 6/20/2071 (b)	617,592	544,525
Ginnie Mae I Pool 3% 11/15/2042	166,613	150,561
Ginnie Mae I Pool 3% 12/15/2042	45,275	40,861
Ginnie Mae I Pool 3% 12/20/2042	409,594	371,798
Ginnie Mae I Pool 3% 2/20/2050	1,325,195	1,172,993
Ginnie Mae I Pool 3% 2/20/2052	312,821	271,711
Ginnie Mae I Pool 3% 3/15/2045	158,029	141,938
Ginnie Mae I Pool 3% 3/20/2043	274,886	249,548
Ginnie Mae I Pool 3% 3/20/2043	116,887	106,179
Ginnie Mae I Pool 3% 3/20/2053	381,833	339,917
Ginnie Mae I Pool 3% 4/15/2043	156,679	141,539
Ginnie Mae I Pool 3% 4/20/2053	2,150,332	1,916,632
Ginnie Mae I Pool 3% 8/15/2045	364,674	327,541
Ginnie Mae I Pool 3.024% 7/20/2071 (b)(o)	1,352,907	1,197,271
Ginnie Mae I Pool 3.5% 1/15/2042	325,055	302,317
Ginnie Mae I Pool 3.5% 1/15/2042	13,336	12,392
Ginnie Mae I Pool 3.5% 10/20/2054	18,509,249	16,916,863
Ginnie Mae I Pool 3.5% 11/15/2041	76,558	71,368
Ginnie Mae I Pool 3.5% 11/15/2041	28,190	26,183
Ginnie Mae I Pool 3.5% 11/15/2043	337,128	311,885
Ginnie Mae I Pool 3.5% 12/20/2049	31,186	28,473
Ginnie Mae I Pool 3.5% 12/20/2049	7,278	6,649
Ginnie Mae I Pool 3.5% 12/20/2049	24,224	22,268
Ginnie Mae I Pool 3.5% 12/20/2049	68,220	62,564
Ginnie Mae I Pool 3.5% 2/15/2042	214,614	198,909
Ginnie Mae I Pool 3.5% 2/15/2042	46,553	43,267
Ginnie Mae I Pool 3.5% 2/15/2042	67,404	62,619
Ginnie Mae I Pool 3.5% 2/15/2042	35,436	32,979
Ginnie Mae I Pool 3.5% 2/15/2042	84,555	78,552
Ginnie Mae I Pool 3.5% 2/20/2043	977,151	912,095
Ginnie Mae I Pool 3.5% 3/15/2042	1,616,410	1,502,331
Ginnie Mae I Pool 3.5% 3/15/2042	8,572	7,958
Ginnie Mae I Pool 3.5% 3/15/2042	16,096	14,943
Ginnie Mae I Pool 3.5% 3/15/2042	51,819	48,227
Ginnie Mae I Pool 3.5% 3/15/2042	34,303	32,001
Ginnie Mae I Pool 3.5% 3/15/2043	317,987	294,841
Ginnie Mae I Pool 3.5% 3/20/2043	437,660	408,353
Ginnie Mae I Pool 3.5% 3/20/2052	405,324	365,970
Ginnie Mae I Pool 3.5% 5/15/2042	88,089	81,890
Ginnie Mae I Pool 3.5% 5/15/2042	126,190	117,389
Ginnie Mae I Pool 3.5% 5/15/2043	69,403	64,285
Ginnie Mae I Pool 3.5% 5/20/2046	27,338	25,325
Ginnie Mae I Pool 3.5% 5/20/2046	38,877	36,067
Ginnie Mae I Pool 3.5% 5/20/2046	38,789	35,985
Ginnie Mae I Pool 3.5% 5/20/2046	51,397	47,682
Ginnie Mae I Pool 3.5% 5/20/2046	41,561	38,556
Ginnie Mae I Pool 3.5% 5/20/2046	78,058	72,416
Ginnie Mae I Pool 3.5% 5/20/2053	1,692,641	1,555,615
Ginnie Mae I Pool 3.5% 6/20/2046	51,572	47,845
Ginnie Mae I Pool 3.5% 6/20/2046	206,118	191,219
Ginnie Mae I Pool 3.5% 6/20/2046	49,366	45,798
Ginnie Mae I Pool 3.5% 6/20/2046	17,893	16,611
Ginnie Mae I Pool 3.5% 6/20/2046	31,773	29,476
Ginnie Mae I Pool 3.5% 6/20/2046	50,270	46,636
Ginnie Mae I Pool 3.5% 6/20/2046	46,303	42,956
Ginnie Mae I Pool 3.5% 6/20/2046	35,420	32,693
Ginnie Mae I Pool 3.5% 7/15/2043	179,257	165,835
Ginnie Mae I Pool 3.5% 7/20/2046	5,530,714	5,134,400
Ginnie Mae I Pool 3.5% 7/20/2046	46,526	42,945
Ginnie Mae I Pool 3.5% 9/15/2043	503,938	466,581
Ginnie Mae I Pool 3.75% 6/20/2046	31,687	29,669
Ginnie Mae I Pool 3.75% 7/20/2046	64,031	59,892
Ginnie Mae I Pool 4% 1/15/2042	20,548	19,784
Ginnie Mae I Pool 4% 1/15/2043	58,933	56,628
Ginnie Mae I Pool 4% 1/15/2047	20,257	19,248
Ginnie Mae I Pool 4% 1/15/2047	23,155	22,002
Ginnie Mae I Pool 4% 1/15/2047	7,081	6,728
Ginnie Mae I Pool 4% 1/15/2047	14,873	14,133
Ginnie Mae I Pool 4% 1/20/2048	93,798	88,921
Ginnie Mae I Pool 4% 10/15/2040	98,454	94,905
Ginnie Mae I Pool 4% 10/15/2040	9,607	9,259
Ginnie Mae I Pool 4% 10/15/2041	58,379	56,166
Ginnie Mae I Pool 4% 10/15/2041	276,891	266,394
Ginnie Mae I Pool 4% 10/15/2041	109,125	105,080
Ginnie Mae I Pool 4% 10/15/2041	10,433	10,053
Ginnie Mae I Pool 4% 10/15/2041	102,593	98,809
Ginnie Mae I Pool 4% 10/15/2041	8,538	8,230
Ginnie Mae I Pool 4% 10/15/2041	34,668	33,333
Ginnie Mae I Pool 4% 11/15/2041	270,102	260,062
Ginnie Mae I Pool 4% 11/15/2042	17,338	16,666
Ginnie Mae I Pool 4% 11/20/2042	38,109	36,425
Ginnie Mae I Pool 4% 12/15/2040	46,142	44,412
Ginnie Mae I Pool 4% 12/15/2040	1,687,656	1,625,549
Ginnie Mae I Pool 4% 12/15/2041	149,172	143,611
Ginnie Mae I Pool 4% 12/15/2041	43,462	41,823
Ginnie Mae I Pool 4% 12/15/2041	83,171	80,009
Ginnie Mae I Pool 4% 12/15/2041	5,639	5,427
Ginnie Mae I Pool 4% 12/15/2042	14,507	13,956
Ginnie Mae I Pool 4% 12/15/2046	3,839	3,648
Ginnie Mae I Pool 4% 12/20/2043	260,050	248,315
Ginnie Mae I Pool 4% 12/20/2047	93,055	88,217
Ginnie Mae I Pool 4% 12/20/2052	1,327,093	1,250,426
Ginnie Mae I Pool 4% 2/15/2041	39,079	37,661
Ginnie Mae I Pool 4% 2/15/2042	30,492	29,345
Ginnie Mae I Pool 4% 3/15/2041	18,705	18,028
Ginnie Mae I Pool 4% 3/15/2042	26,409	25,387
Ginnie Mae I Pool 4% 3/15/2042	142,062	136,677
Ginnie Mae I Pool 4% 4/15/2042	33,094	31,826
Ginnie Mae I Pool 4% 4/15/2043	12,450	12,008
Ginnie Mae I Pool 4% 4/15/2046	2,129,025	2,036,326
Ginnie Mae I Pool 4% 4/20/2047	1,573,658	1,495,286
Ginnie Mae I Pool 4% 4/20/2047	1,619,807	1,539,137
Ginnie Mae I Pool 4% 4/20/2048	305,701	289,426
Ginnie Mae I Pool 4% 4/20/2048	334,044	316,259
Ginnie Mae I Pool 4% 4/20/2052	263,121	247,879
Ginnie Mae I Pool 4% 5/15/2042	20,860	20,119
Ginnie Mae I Pool 4% 5/20/2049	752,910	710,472
Ginnie Mae I Pool 4% 6/15/2041	28,286	27,238
Ginnie Mae I Pool 4% 6/15/2041	17,079	16,428
Ginnie Mae I Pool 4% 6/20/2046	27,134	25,825
Ginnie Mae I Pool 4% 6/20/2049	192,830	181,962
Ginnie Mae I Pool 4% 7/15/2041	10,119	9,744
Ginnie Mae I Pool 4% 7/15/2046	10,933	10,409
Ginnie Mae I Pool 4% 7/15/2046	16,906	16,096
Ginnie Mae I Pool 4% 7/15/2046	101,054	96,212
Ginnie Mae I Pool 4% 8/15/2040	72,005	69,422
Ginnie Mae I Pool 4% 8/15/2041	250,525	241,185
Ginnie Mae I Pool 4% 8/15/2041	11,344	10,933
Ginnie Mae I Pool 4% 8/15/2043	15,444	14,815
Ginnie Mae I Pool 4% 8/15/2046	61,327	58,389
Ginnie Mae I Pool 4% 8/20/2052	745,011	702,087
Ginnie Mae I Pool 4% 9/15/2041	131,372	126,461
Ginnie Mae I Pool 4% 9/15/2041	1,696	1,639
Ginnie Mae I Pool 4% 9/15/2041	11,867	11,409
Ginnie Mae I Pool 4.5% 1/15/2040	17,526	17,254
Ginnie Mae I Pool 4.5% 1/20/2053	460,705	445,261
Ginnie Mae I Pool 4.5% 10/20/2048	115,106	112,478
Ginnie Mae I Pool 4.5% 10/20/2052	7,060,161	6,821,277
Ginnie Mae I Pool 4.5% 11/20/2047	97,881	95,885
Ginnie Mae I Pool 4.5% 2/15/2040	1,464	1,440
Ginnie Mae I Pool 4.5% 2/20/2049	68,248	66,749
Ginnie Mae I Pool 4.5% 3/15/2040	20,654	20,330
Ginnie Mae I Pool 4.5% 3/15/2041	9,134	8,990
Ginnie Mae I Pool 4.5% 3/15/2041	353,565	347,638
Ginnie Mae I Pool 4.5% 3/15/2041	281,404	276,959
Ginnie Mae I Pool 4.5% 3/15/2041	24,488	24,103
Ginnie Mae I Pool 4.5% 3/20/2048	49,301	48,296
Ginnie Mae I Pool 4.5% 3/20/2048	36,963	36,209
Ginnie Mae I Pool 4.5% 4/15/2040	3,436	3,382
Ginnie Mae I Pool 4.5% 4/15/2040	20,026	19,713
Ginnie Mae I Pool 4.5% 4/15/2041	41,496	40,814
Ginnie Mae I Pool 4.5% 4/20/2048	121,080	118,390
Ginnie Mae I Pool 4.5% 4/20/2053	8,445,022	8,158,622
Ginnie Mae I Pool 4.5% 5/15/2039	8,966	8,828
Ginnie Mae I Pool 4.5% 5/15/2046	16,802	16,454
Ginnie Mae I Pool 4.5% 6/15/2040	61,078	60,125
Ginnie Mae I Pool 4.5% 6/15/2040	57,716	56,809
Ginnie Mae I Pool 4.5% 6/15/2040	44,854	44,153
Ginnie Mae I Pool 4.5% 6/20/2049	143,376	140,093
Ginnie Mae I Pool 4.5% 7/15/2040	4,363	4,291
Ginnie Mae I Pool 4.5% 7/15/2040	111,533	109,783
Ginnie Mae I Pool 4.5% 7/15/2040	9,679	9,527
Ginnie Mae I Pool 4.5% 7/15/2040	27,531	27,096
Ginnie Mae I Pool 4.5% 7/15/2040	32,973	32,454
Ginnie Mae I Pool 4.5% 7/15/2040	34,997	34,447
Ginnie Mae I Pool 4.5% 7/20/2048	196,028	191,674
Ginnie Mae I Pool 4.5% 7/20/2049	78,702	76,900
Ginnie Mae I Pool 4.5% 7/20/2049	81,517	79,651
Ginnie Mae I Pool 4.5% 7/20/2049	129,525	126,559
Ginnie Mae I Pool 4.5% 7/20/2049	19,660	19,210
Ginnie Mae I Pool 4.5% 7/20/2049	82,067	80,188
Ginnie Mae I Pool 4.5% 7/20/2049	50,694	49,533
Ginnie Mae I Pool 4.5% 7/20/2049	157,002	153,407
Ginnie Mae I Pool 4.5% 7/20/2052	2,808,910	2,716,722
Ginnie Mae I Pool 4.5% 8/15/2040	66,999	65,941
Ginnie Mae I Pool 4.5% 8/20/2049	269,463	263,292
Ginnie Mae I Pool 4.5% 8/20/2052	3,893,884	3,760,003
Ginnie Mae I Pool 4.5% 9/15/2040	40,358	39,701
Ginnie Mae I Pool 4.5% 9/20/2052	885,434	855,544
Ginnie Mae I Pool 5% 1/20/2035	917,721	921,855
Ginnie Mae I Pool 5% 10/15/2039	30,140	30,223
Ginnie Mae I Pool 5% 10/20/2038	11,315	11,386
Ginnie Mae I Pool 5% 11/20/2052	115,780	114,442
Ginnie Mae I Pool 5% 12/15/2039	35,428	35,528
Ginnie Mae I Pool 5% 12/20/2048	69,025	69,004
Ginnie Mae I Pool 5% 2/20/2049	78,970	78,748
Ginnie Mae I Pool 5% 4/15/2040	259,391	260,112
Ginnie Mae I Pool 5% 4/15/2041	6,566	6,587
Ginnie Mae I Pool 5% 4/15/2041	22,671	22,744
Ginnie Mae I Pool 5% 4/15/2041	10,511	10,540
Ginnie Mae I Pool 5% 4/15/2049	70,162	70,295
Ginnie Mae I Pool 5% 4/20/2048	54,687	54,670
Ginnie Mae I Pool 5% 4/20/2048	2,585,999	2,613,484
Ginnie Mae I Pool 5% 5/15/2040	36,518	36,612
Ginnie Mae I Pool 5% 6/15/2040	22,383	22,448
Ginnie Mae I Pool 5% 6/20/2048	81,224	81,199
Ginnie Mae I Pool 5% 6/20/2049	123,198	122,852
Ginnie Mae I Pool 5% 6/20/2063	706,126	692,006
Ginnie Mae I Pool 5% 7/15/2039	26,591	26,658
Ginnie Mae I Pool 5% 7/15/2040	19,596	19,652
Ginnie Mae I Pool 5% 7/20/2049	26,133	26,060
Ginnie Mae I Pool 5% 8/15/2039	29,155	29,231
Ginnie Mae I Pool 5% 8/15/2040	55,939	56,100
Ginnie Mae I Pool 5% 8/15/2040	50,740	50,890
Ginnie Mae I Pool 5% 8/20/2048	70,419	70,397
Ginnie Mae I Pool 5% 8/20/2052	3,034,713	2,999,635
Ginnie Mae I Pool 5% 9/15/2039	25,402	25,469
Ginnie Mae I Pool 5% 9/15/2040	34,224	34,320
Ginnie Mae I Pool 5% 9/15/2040	22,865	22,933
Ginnie Mae I Pool 5% 9/15/2041	32,875	32,963
Ginnie Mae I Pool 5% 9/20/2052	3,617,310	3,575,497
Ginnie Mae I Pool 5.5% 1/15/2037	1,096	1,105
Ginnie Mae I Pool 5.5% 1/20/2053	6,170,670	6,190,863
Ginnie Mae I Pool 5.5% 11/20/2052	1,263,880	1,268,016
Ginnie Mae I Pool 5.5% 6/15/2036	5,274	5,340
Ginnie Mae I Pool 5.5% 6/20/2063	564,357	562,676
Ginnie Mae I Pool 5.5% 7/20/2053	2,165,827	2,191,865
Ginnie Mae I Pool 5.5% 7/20/2053	2,852,754	2,887,051
Ginnie Mae I Pool 5.5% 9/15/2038	35,853	36,392
Ginnie Mae I Pool 5.5% 9/20/2052	1,640,981	1,646,351
Ginnie Mae I Pool 6% 10/20/2033	2,803	2,868
Ginnie Mae I Pool 6% 11/20/2032	4,120	4,198
Ginnie Mae I Pool 6% 12/20/2052	7,765,758	7,855,496
Ginnie Mae I Pool 6% 3/20/2035	2,933	3,006
Ginnie Mae I Pool 6% 4/20/2036	432	435
Ginnie Mae I Pool 6% 6/20/2053	951,750	963,640
Ginnie Mae I Pool 6% 6/20/2053	806,827	823,651
Ginnie Mae I Pool 6% 6/20/2063	890,213	896,535
Ginnie Mae I Pool 6% 7/20/2053	1,119,034	1,144,117
Ginnie Mae I Pool 6% 8/15/2036	39,596	40,635
Ginnie Mae I Pool 7% 6/20/2032	3,322	3,400
Ginnie Mae II Pool 2% 1/1/2055 (f)	86,525,000	71,207,375
Ginnie Mae II Pool 2% 1/20/2051	2,645,410	2,179,033
Ginnie Mae II Pool 2% 10/20/2050	26,987,292	22,216,869
Ginnie Mae II Pool 2% 10/20/2051	399,129	328,514
Ginnie Mae II Pool 2% 11/20/2050	7,918,901	6,519,113
Ginnie Mae II Pool 2% 11/20/2051	1,592,863	1,310,553
Ginnie Mae II Pool 2% 12/1/2054 (f)(x)	148,240,000	121,881,075
Ginnie Mae II Pool 2% 12/20/2050	25,774,959	21,214,807
Ginnie Mae II Pool 2% 12/20/2051	9,120,828	7,504,305
Ginnie Mae II Pool 2% 2/20/2051	6,640,711	5,465,824
Ginnie Mae II Pool 2% 2/20/2052	8,764,744	7,207,223
Ginnie Mae II Pool 2% 3/20/2051	1,651,762	1,359,530
Ginnie Mae II Pool 2% 4/20/2051	603,759	496,564
Ginnie Mae II Pool 2% 7/20/2051	2,714,928	2,234,598
Ginnie Mae II Pool 2% 8/20/2051	43,941	36,167
Ginnie Mae II Pool 2% 9/20/2051	4,896,277	4,030,019
Ginnie Mae II Pool 2.5% 11/20/2049	266,596	228,825
Ginnie Mae II Pool 2.5% 11/20/2051	2,477,058	2,119,142
Ginnie Mae II Pool 2.5% 12/1/2054 (f)(x)	73,183,000	62,571,465
Ginnie Mae II Pool 2.5% 12/20/2046	392,146	339,650
Ginnie Mae II Pool 2.5% 12/20/2050	837,783	718,431
Ginnie Mae II Pool 2.5% 12/20/2051	4,107,493	3,513,992
Ginnie Mae II Pool 2.5% 2/20/2052	9,799,392	8,380,393
Ginnie Mae II Pool 2.5% 3/20/2051	12,346,840	10,572,462
Ginnie Mae II Pool 2.5% 4/20/2051	3,735,082	3,198,309
Ginnie Mae II Pool 2.5% 4/20/2052	24,724,273	21,147,941
Ginnie Mae II Pool 2.5% 5/20/2052	9,869,739	8,442,095
Ginnie Mae II Pool 2.5% 6/20/2051	2,286,029	1,956,073
Ginnie Mae II Pool 2.5% 6/20/2052	2,532,691	2,166,341
Ginnie Mae II Pool 2.5% 6/20/2054	72,770	62,193
Ginnie Mae II Pool 2.5% 7/20/2051	5,419,331	4,637,126
Ginnie Mae II Pool 2.5% 7/20/2054	799,370	683,180
Ginnie Mae II Pool 2.5% 8/20/2046	113,237	98,078
Ginnie Mae II Pool 2.5% 8/20/2051	10,904,189	9,330,321
Ginnie Mae II Pool 2.5% 9/20/2051	29,589,908	25,319,016
Ginnie Mae II Pool 3% 1/1/2055 (f)	50,475,000	44,774,873
Ginnie Mae II Pool 3% 1/20/2043	3,254,905	2,951,279
Ginnie Mae II Pool 3% 1/20/2044	805,508	729,045
Ginnie Mae II Pool 3% 10/20/2046	2,593,382	2,323,079
Ginnie Mae II Pool 3% 10/20/2051	145,170	128,871
Ginnie Mae II Pool 3% 12/1/2054 (f)(x)	103,706,000	91,941,851
Ginnie Mae II Pool 3% 12/20/2042	1,117,100	1,013,151
Ginnie Mae II Pool 3% 12/20/2049	944,614	841,436
Ginnie Mae II Pool 3% 12/20/2051	1,201,812	1,066,127
Ginnie Mae II Pool 3% 2/20/2043	394,332	357,551
Ginnie Mae II Pool 3% 2/20/2047	468,210	418,971
Ginnie Mae II Pool 3% 2/20/2052	1,679,177	1,489,073
Ginnie Mae II Pool 3% 3/20/2045	137,757	123,571
Ginnie Mae II Pool 3% 4/20/2043	216,949	196,536
Ginnie Mae II Pool 3% 4/20/2045	70,135	62,913
Ginnie Mae II Pool 3% 4/20/2046	373,975	335,230
Ginnie Mae II Pool 3% 5/20/2045	78,293	70,231
Ginnie Mae II Pool 3% 5/20/2046	547,004	490,332
Ginnie Mae II Pool 3% 5/20/2052	115,854	102,810
Ginnie Mae II Pool 3% 6/20/2045	74,980	67,259
Ginnie Mae II Pool 3% 6/20/2051	2,325,547	2,067,716
Ginnie Mae II Pool 3% 7/20/2045	80,632	72,328
Ginnie Mae II Pool 3% 7/20/2046	708,124	634,318
Ginnie Mae II Pool 3% 7/20/2049	619,972	552,835
Ginnie Mae II Pool 3% 7/20/2051	6,026,059	5,354,192
Ginnie Mae II Pool 3% 8/20/2042	125,528	113,944
Ginnie Mae II Pool 3% 8/20/2045	276,053	247,626
Ginnie Mae II Pool 3% 8/20/2051	10,273,627	9,123,366
Ginnie Mae II Pool 3% 9/20/2042	329,215	298,799
Ginnie Mae II Pool 3% 9/20/2045	265,479	238,141
Ginnie Mae II Pool 3% 9/20/2046	863,838	773,802
Ginnie Mae II Pool 3% 9/20/2049	574,248	511,883
Ginnie Mae II Pool 3% 9/20/2051	25,864,690	22,968,815
Ginnie Mae II Pool 3.5% 1/1/2055 (f)	52,575,000	48,085,589
Ginnie Mae II Pool 3.5% 1/20/2048	190,044	175,654
Ginnie Mae II Pool 3.5% 1/20/2052	19,106,050	17,493,665
Ginnie Mae II Pool 3.5% 10/20/2040	112,881	105,819
Ginnie Mae II Pool 3.5% 10/20/2041	366,443	342,855
Ginnie Mae II Pool 3.5% 10/20/2042	71,748	66,997
Ginnie Mae II Pool 3.5% 10/20/2044	1,008,815	937,254
Ginnie Mae II Pool 3.5% 10/20/2045	86,018	79,774
Ginnie Mae II Pool 3.5% 10/20/2051	740,918	680,938
Ginnie Mae II Pool 3.5% 11/20/2042	189,294	176,724
Ginnie Mae II Pool 3.5% 11/20/2046	100,850	93,466
Ginnie Mae II Pool 3.5% 11/20/2047	272,304	251,685
Ginnie Mae II Pool 3.5% 11/20/2054	8,150,000	7,448,840
Ginnie Mae II Pool 3.5% 12/1/2054 (f)(x)	69,450,000	63,487,065
Ginnie Mae II Pool 3.5% 12/20/2041	1,333,115	1,247,496
Ginnie Mae II Pool 3.5% 12/20/2042	2,166,769	2,022,865
Ginnie Mae II Pool 3.5% 12/20/2046	925,610	857,259
Ginnie Mae II Pool 3.5% 12/20/2047	962,307	889,441
Ginnie Mae II Pool 3.5% 12/20/2051	10,682,487	9,780,978
Ginnie Mae II Pool 3.5% 2/20/2043	211,749	197,569
Ginnie Mae II Pool 3.5% 2/20/2052	35,095	32,122
Ginnie Mae II Pool 3.5% 3/20/2043	171,303	159,835
Ginnie Mae II Pool 3.5% 3/20/2046	967,927	897,661
Ginnie Mae II Pool 3.5% 3/20/2052	8,257,212	7,552,634
Ginnie Mae II Pool 3.5% 4/20/2045	1,142,182	1,059,623
Ginnie Mae II Pool 3.5% 4/20/2046	534,059	495,123
Ginnie Mae II Pool 3.5% 4/20/2046	52,303	48,555
Ginnie Mae II Pool 3.5% 4/20/2052	2,247,885	2,056,778
Ginnie Mae II Pool 3.5% 5/20/2043	262,494	243,742
Ginnie Mae II Pool 3.5% 5/20/2046	19,838	18,404
Ginnie Mae II Pool 3.5% 5/20/2046	76,655	71,115
Ginnie Mae II Pool 3.5% 5/20/2052	187,186	171,155
Ginnie Mae II Pool 3.5% 6/20/2042	127,284	118,947
Ginnie Mae II Pool 3.5% 6/20/2043	122,617	114,343
Ginnie Mae II Pool 3.5% 7/20/2046	1,551,795	1,438,659
Ginnie Mae II Pool 3.5% 7/20/2047	2,630,667	2,433,119
Ginnie Mae II Pool 3.5% 7/20/2050	30,139	27,725
Ginnie Mae II Pool 3.5% 8/20/2042	196,817	183,857
Ginnie Mae II Pool 3.5% 9/20/2040	274,331	257,093
Ginnie Mae II Pool 3.5% 9/20/2046	106,316	98,532
Ginnie Mae II Pool 4% 1/20/2041	2,365,510	2,268,060
Ginnie Mae II Pool 4% 1/20/2046	133,086	126,624
Ginnie Mae II Pool 4% 1/20/2047	142,784	135,717
Ginnie Mae II Pool 4% 10/20/2040	894,788	858,058
Ginnie Mae II Pool 4% 10/20/2041	1,459,825	1,398,229
Ginnie Mae II Pool 4% 10/20/2042	246,969	236,268
Ginnie Mae II Pool 4% 10/20/2043	213,860	204,248
Ginnie Mae II Pool 4% 10/20/2044	1,873,508	1,787,323
Ginnie Mae II Pool 4% 10/20/2045	7,688	7,327
Ginnie Mae II Pool 4% 10/20/2046	145,278	138,224
Ginnie Mae II Pool 4% 10/20/2047	65,189	61,901
Ginnie Mae II Pool 4% 11/20/2040	920,293	882,447
Ginnie Mae II Pool 4% 11/20/2041	150,937	144,555
Ginnie Mae II Pool 4% 11/20/2042	15,209	14,546
Ginnie Mae II Pool 4% 11/20/2044	841,272	802,492
Ginnie Mae II Pool 4% 11/20/2046	346,208	329,399
Ginnie Mae II Pool 4% 11/20/2047	109,347	103,833
Ginnie Mae II Pool 4% 12/1/2054 (f)	25,159,000	23,665,184
Ginnie Mae II Pool 4% 12/20/2040	11,762	11,278
Ginnie Mae II Pool 4% 12/20/2041	468,266	448,467
Ginnie Mae II Pool 4% 12/20/2042	884,954	846,600
Ginnie Mae II Pool 4% 12/20/2044	69,833	66,614
Ginnie Mae II Pool 4% 12/20/2045	514,521	489,540
Ginnie Mae II Pool 4% 2/20/2041	11,521	11,045
Ginnie Mae II Pool 4% 2/20/2042	83,332	79,789
Ginnie Mae II Pool 4% 2/20/2043	109,169	104,449
Ginnie Mae II Pool 4% 2/20/2047	238,160	226,373
Ginnie Mae II Pool 4% 2/20/2049	2,982,583	2,829,384
Ginnie Mae II Pool 4% 3/20/2041	414,778	397,640
Ginnie Mae II Pool 4% 3/20/2047	446,407	424,315
Ginnie Mae II Pool 4% 4/20/2043	109,810	105,087
Ginnie Mae II Pool 4% 4/20/2049	1,671,444	1,584,546
Ginnie Mae II Pool 4% 4/20/2052	1,479,550	1,394,769
Ginnie Mae II Pool 4% 5/20/2040	71,001	68,149
Ginnie Mae II Pool 4% 5/20/2046	78,389	74,583
Ginnie Mae II Pool 4% 5/20/2049	1,635,193	1,549,158
Ginnie Mae II Pool 4% 6/20/2045	4,044,285	3,854,246
Ginnie Mae II Pool 4% 6/20/2046	215,311	204,857
Ginnie Mae II Pool 4% 6/20/2047	464,421	441,437
Ginnie Mae II Pool 4% 7/20/2044	389,282	371,484
Ginnie Mae II Pool 4% 7/20/2045	305,041	290,707
Ginnie Mae II Pool 4% 7/20/2047	1,140,534	1,083,020
Ginnie Mae II Pool 4% 8/20/2043	58,210	55,613
Ginnie Mae II Pool 4% 8/20/2044	672,837	642,078
Ginnie Mae II Pool 4% 8/20/2045	1,264,429	1,205,014
Ginnie Mae II Pool 4% 8/20/2048	3,419,472	3,244,900
Ginnie Mae II Pool 4% 9/20/2040	60,976	58,471
Ginnie Mae II Pool 4% 9/20/2045	6,416	6,115
Ginnie Mae II Pool 4% 9/20/2047	2,522,228	2,395,040
Ginnie Mae II Pool 4% 9/20/2048	403,838	383,221
Ginnie Mae II Pool 4.5% 1/20/2045	179,843	177,354
Ginnie Mae II Pool 4.5% 1/20/2047	127,854	125,965
Ginnie Mae II Pool 4.5% 1/20/2048	212,178	207,783
Ginnie Mae II Pool 4.5% 1/20/2049	998,160	972,185
Ginnie Mae II Pool 4.5% 10/20/2041	1,054,111	1,041,030
Ginnie Mae II Pool 4.5% 10/20/2043	683,995	674,532
Ginnie Mae II Pool 4.5% 10/20/2044	626,560	617,892
Ginnie Mae II Pool 4.5% 11/20/2046	336,273	331,621
Ginnie Mae II Pool 4.5% 12/1/2054 (f)	48,648,000	46,945,320
Ginnie Mae II Pool 4.5% 12/20/2039	103,853	102,595
Ginnie Mae II Pool 4.5% 2/20/2041	469,069	463,295
Ginnie Mae II Pool 4.5% 2/20/2048	408,764	400,809
Ginnie Mae II Pool 4.5% 3/20/2041	1,751,676	1,730,110
Ginnie Mae II Pool 4.5% 3/20/2047	110,970	109,227
Ginnie Mae II Pool 4.5% 3/20/2048	34,505	33,790
Ginnie Mae II Pool 4.5% 3/20/2049	75,573	73,606
Ginnie Mae II Pool 4.5% 4/20/2041	385,928	381,171
Ginnie Mae II Pool 4.5% 4/20/2048	661,863	646,500
Ginnie Mae II Pool 4.5% 5/20/2040	19,744	19,503
Ginnie Mae II Pool 4.5% 5/20/2041	1,174,321	1,159,827
Ginnie Mae II Pool 4.5% 5/20/2044	202,810	200,004
Ginnie Mae II Pool 4.5% 5/20/2045	129,514	127,722
Ginnie Mae II Pool 4.5% 5/20/2052	9,971,311	9,637,823
Ginnie Mae II Pool 4.5% 6/20/2041	767,813	758,314
Ginnie Mae II Pool 4.5% 6/20/2045	58,194	57,389
Ginnie Mae II Pool 4.5% 7/20/2046	260,559	256,954
Ginnie Mae II Pool 4.5% 7/20/2054	3,130,671	3,021,075
Ginnie Mae II Pool 4.5% 8/20/2041	82,042	81,025
Ginnie Mae II Pool 4.5% 8/20/2047	207,699	203,657
Ginnie Mae II Pool 4.5% 9/20/2040	284,566	281,079
Ginnie Mae II Pool 4.5% 9/20/2044	593,853	585,637
Ginnie Mae II Pool 5% 1/20/2035	253,584	254,754
Ginnie Mae II Pool 5% 10/20/2037	7,399	7,446
Ginnie Mae II Pool 5% 10/20/2040	193,234	194,656
Ginnie Mae II Pool 5% 12/1/2054 (f)	54,436,000	53,670,494
Ginnie Mae II Pool 5% 12/20/2035	30,105	30,260
Ginnie Mae II Pool 5% 12/20/2036	29,310	29,483
Ginnie Mae II Pool 5% 2/20/2036	22,583	22,704
Ginnie Mae II Pool 5% 3/20/2036	16,225	16,312
Ginnie Mae II Pool 5% 3/20/2042	155,681	156,798
Ginnie Mae II Pool 5% 5/20/2035	37,436	37,615
Ginnie Mae II Pool 5% 6/20/2034	18,959	19,040
Ginnie Mae II Pool 5% 6/20/2038	58,681	59,062
Ginnie Mae II Pool 5% 6/20/2048	2,148,084	2,152,119
Ginnie Mae II Pool 5% 8/20/2035	24,154	24,276
Ginnie Mae II Pool 5% 8/20/2045	411,916	415,367
Ginnie Mae II Pool 5% 9/20/2046	179,229	180,544
Ginnie Mae II Pool 5.5% 1/1/2055 (f)	36,925,000	36,946,634
Ginnie Mae II Pool 5.5% 12/1/2054 (f)	121,475,000	121,636,331
Ginnie Mae II Pool 5.5% 3/20/2041	46,577	47,598
Ginnie Mae II Pool 5.5% 8/20/2053	73,817	73,989
Ginnie Mae II Pool 6% 1/1/2055 (f)	126,300,000	127,523,531
Ginnie Mae II Pool 6% 12/1/2054 (f)(x)	227,236,000	229,614,888
Ginnie Mae II Pool 6% 8/20/2053	34,910	35,292
Ginnie Mae II Pool 6% 9/20/2038	1,164	1,207
Ginnie Mae II Pool 6.5% 1/1/2055 (f)	10,050,000	10,213,705
Ginnie Mae II Pool 6.5% 10/20/2039	2,611	2,719
Ginnie Mae II Pool 6.5% 10/20/2039	1,262	1,308
Ginnie Mae II Pool 6.5% 12/1/2054 (f)	30,393,000	30,901,134
Ginnie Mae II Pool 7% 1/20/2039	3,967	4,071
Ginnie Mae II Pool 7% 10/20/2038	3,698	3,857
Ginnie Mae II Pool 7% 8/20/2038	728	746
Ginnie Mae II Pool 7.5% 5/20/2032	1,400	1,454
Ginnie Mae II Pool 8% 9/20/2031	3,536	3,648
Home Re 2022-1 Ltd Series 1 Class M1C, U.S. 30-Day Avg. SOFR Index + 5.5%, 10.234% 10/25/2034 (b)(c)(d)	563,164	590,256
Uniform Mortgage Backed Securities 1.5% 12/1/2039 (f)	2,835,000	2,472,208
Uniform Mortgage Backed Securities 2% 1/1/2055 (f)	147,250,000	118,196,883
Uniform Mortgage Backed Securities 2% 12/1/2039 (f)(x)	25,577,000	22,933,377
Uniform Mortgage Backed Securities 2% 12/1/2054 (f)(x)	351,167,000	281,537,186
Uniform Mortgage Backed Securities 2.5% 12/1/2039 (f)(x)	2,667,000	2,453,848
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (f)(x)	95,700,000	80,118,844
Uniform Mortgage Backed Securities 3% 1/1/2055 (f)	32,400,000	28,253,811
Uniform Mortgage Backed Securities 3% 12/1/2039 (f)	1,601,000	1,507,066
Uniform Mortgage Backed Securities 3% 12/1/2054 (f)(x)	76,317,000	66,497,147
Uniform Mortgage Backed Securities 3.5% 12/1/2039 (f)(x)	672,000	643,492
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (f)(x)	132,431,000	120,005,251
Uniform Mortgage Backed Securities 4% 1/1/2055 (f)	506,500,000	474,052,344
Uniform Mortgage Backed Securities 4% 12/1/2039 (f)	386,000	375,053
Uniform Mortgage Backed Securities 4% 12/1/2054 (f)	120,767,584	112,993,171
Uniform Mortgage Backed Securities 4.5% 1/1/2055 (f)	733,200,000	704,330,250
Uniform Mortgage Backed Securities 4.5% 12/1/2039 (f)	1,515,000	1,497,601
Uniform Mortgage Backed Securities 4.5% 12/1/2054 (f)(x)	326,869,200	313,947,668
Uniform Mortgage Backed Securities 5% 1/1/2055 (f)	389,010,000	381,670,471
Uniform Mortgage Backed Securities 5% 11/1/2054	13,463,000	13,065,953
Uniform Mortgage Backed Securities 5% 12/1/2039 (f)	15,150,000	15,181,957
Uniform Mortgage Backed Securities 5% 12/1/2054 (f)(x)	66,541,436	65,288,587
Uniform Mortgage Backed Securities 5.5% 1/1/2055 (f)	610,600,000	609,526,687
Uniform Mortgage Backed Securities 5.5% 12/1/2054 (f)(x)	98,019,018	97,881,184
Uniform Mortgage Backed Securities 6% 1/1/2055 (f)	25,839,000	26,138,774
Uniform Mortgage Backed Securities 6% 12/1/2054 (f)(x)	173,886,900	175,978,968
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (f)	3,175,000	3,250,530
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (f)(x)	45,118,100	46,196,702
TOTAL UNITED STATES		8,772,504,491
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,884,049,365)		8,772,504,491

U.S. Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Fannie Mae 0% 3/17/2031 (p)	515,000	390,225
Fannie Mae 0.5% 6/17/2025	1,685,000	1,648,936
Fannie Mae 0.875% 8/5/2030	125,000	104,370
Fannie Mae 6.625% 11/15/2030	1,290,000	1,454,580
Federal Farm Credit Banks Funding Corp 1.48% 11/26/2032	965,000	767,922
Federal Farm Credit Banks Funding Corp 1.77% 2/4/2031	815,000	700,196
Federal Farm Credit Banks Funding Corp 2.35% 3/10/2036	1,825,000	1,453,682
Federal Farm Credit Banks Funding Corp 2.46% 2/5/2035	765,000	632,357
Federal Home Loan Bank 1.25% 7/23/2030	3,890,000	3,284,915
Federal Home Loan Bank 1.5% 9/30/2033	2,000,000	1,549,213
Federal Home Loan Bank 1.75% 6/20/2031	810,000	685,542
Federal Home Loan Bank 2.09% 2/22/2036	1,760,000	1,357,942
Freddie Mac 1.22% 8/19/2030	1,530,000	1,288,615
Freddie Mac Non Gold Pool 6.25% 7/15/2032	400,000	452,887
Freddie Mac Non Gold Pool 6.75% 3/15/2031	2,560,000	2,921,647
		18,693,029
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 0% 7/15/2034 (p)	230,000	147,247
Tennessee Valley Authority 0.75% 5/15/2025	845,000	830,617
Tennessee Valley Authority 1.5% 9/15/2031	565,000	473,891
Tennessee Valley Authority 2.875% 2/1/2027	1,060,000	1,031,457
Tennessee Valley Authority 5.25% 9/15/2039	150,000	157,996
Tennessee Valley Authority 7.125% 5/1/2030	390,000	443,112
		3,084,320
TOTAL UNITED STATES		21,777,349
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $22,023,134)		21,777,349

Commercial Paper - 0.3%
	Yield (%) (y)	Principal Amount (a)	Value ($)
AES Corp/The 0% 12/2/2024	5.02	3,050,000	3,048,727
AutoNation Inc 0% 12/18/2024	5.02	2,600,000	2,592,906
AutoNation Inc 0% 12/3/2024	4.98	11,200,000	11,193,559
Bacardi-Martini BV yankee 0% 12/12/2024	5.11	9,750,000	9,732,486
Bacardi-Martini BV yankee 0% 12/19/2024	5.07 to 5.09	9,150,000	9,124,741
Bacardi-Martini BV yankee 0% 12/23/2024 (d)	5.10	3,300,000	3,289,076
Bacardi-Martini BV yankee 0% 12/27/2024	5.08	3,050,000	3,038,229
Bacardi-Martini BV yankee 0% 12/5/2024 (d)	5.18	2,500,000	2,497,928
Conagra Brands Inc 0% 12/6/2024	5.13	11,750,000	11,738,759
Constellation Brands Inc 0% 12/17/2024 (d)(Ae)	4.97	9,950,000	9,925,272
Constellation Brands Inc 0% 12/3/2024	4.90	600,000	599,669
Enbridge US Inc 0% 12/2/2024	4.87	2,900,000	2,898,848
Harley-Davidson Financial Services Inc 0% 12/3/2024	5.30 to 5.68	3,000,000	2,998,412
Harley-Davidson Financial Services Inc 0% 12/5/2024	5.29	3,100,000	3,097,536
Jones Lang LaSalle Finance BV yankee 0% 12/10/2024	4.89	10,000,000	9,985,716
Jones Lang LaSalle Finance BV yankee 0% 12/19/2024	4.88	2,050,000	2,044,662
Jones Lang LaSalle Finance BV yankee 0% 12/6/2024	4.89	3,300,000	3,297,003
L3Harris Technologies Inc 0% 12/2/2024	4.87	1,600,000	1,599,378
Quanta Services Inc 0% 12/9/2024	4.93	2,700,000	2,696,267
Reckitt Benckiser Treasury Services PLC 0% 12/10/2024	4.96	13,800,000	13,780,329
Rogers Communications Inc/Ontario yankee 0% 12/19/2024	4.97	2,200,000	2,194,265
Southern California Edison Co 0% 1/6/2025	5.00	11,100,000	11,041,519
TOTAL COMMERCIAL PAPER (Cost $122,445,877)			122,415,287

U.S. Treasury Obligations - 13.5%
	Yield (%) (y)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (z)(Ad)(Ae)	4.56 to 4.57	3,772,000	3,750,847
US Treasury Bills 0% 1/23/2025 (Ad)(Ae)	4.53 to 4.56	1,309,000	1,300,627
US Treasury Bills 0% 1/30/2025 (Ae)	4.45 to 4.48	928,000	921,230
US Treasury Bills 0% 1/9/2025	4.58	10,000,000	9,952,588
US Treasury Bills 0% 12/17/2024 (Ag)	4.64 to 4.65	1,430,000	1,427,294
US Treasury Bills 0% 12/19/2024 (Af)	4.53	75,000	74,838
US Treasury Bills 0% 12/3/2024	4.71	14,000,000	13,998,258
US Treasury Bills 0% 12/5/2024	4.93	146,000	145,946
US Treasury Bills 0% 2/20/2025	4.43	23,000	22,775
US Treasury Bills 0% 2/6/2025	4.45 to 4.46	225,000	223,185
US Treasury Bonds 1.125% 5/15/2040	3.95 to 4.62	12,872,200	8,175,858
US Treasury Bonds 1.125% 8/15/2040	4.21 to 4.64	11,663,400	7,342,930
US Treasury Bonds 1.25% 5/15/2050	3.88 to 4.58	180,980,000	92,518,956
US Treasury Bonds 1.375% 11/15/2040	1.92 to 4.64	16,514,800	10,783,003
US Treasury Bonds 1.375% 8/15/2050	4.13 to 4.68	2,553,000	1,344,115
US Treasury Bonds 1.625% 11/15/2050	4.10 to 4.72	76,901,700	43,260,210
US Treasury Bonds 1.75% 8/15/2041	2.06 to 4.85	47,235,400	32,254,767
US Treasury Bonds 1.875% 11/15/2051	4.48 to 4.65	57,400	34,193
US Treasury Bonds 1.875% 2/15/2041	2.36 to 4.65	25,053,700	17,685,368
US Treasury Bonds 1.875% 2/15/2051	4.05	911,000	546,564
US Treasury Bonds 2% 11/15/2041	3.81 to 4.70	38,733,000	27,417,214
US Treasury Bonds 2% 2/15/2050	3.88 to 4.83	33,935,000	21,129,840
US Treasury Bonds 2% 8/15/2051	4.07 to 4.66	14,268,000	8,798,228
US Treasury Bonds 2.25% 2/15/2052	2.48 to 4.65	75,197,300	49,127,923
US Treasury Bonds 2.25% 5/15/2041	2.09 to 4.47	24,864,300	18,577,323
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	570,000	390,227
US Treasury Bonds 2.25% 8/15/2049 (Ae)	3.77 to 5.06	68,269,000	45,230,879
US Treasury Bonds 2.375% 11/15/2049	4.10	3,215,000	2,186,577
US Treasury Bonds 2.375% 2/15/2042	4.90	11,861,000	8,883,407
US Treasury Bonds 2.375% 5/15/2051	2.36 to 4.66	180,310,700	121,801,287
US Treasury Bonds 2.5% 2/15/2045	4.04 to 4.73	12,494,500	9,146,852
US Treasury Bonds 2.75% 11/15/2042	4.25	1,357,900	1,068,126
US Treasury Bonds 2.75% 11/15/2047	4.43 to 4.73	8,364,000	6,231,507
US Treasury Bonds 2.75% 8/15/2047	3.90 to 4.42	8,730,000	6,516,468
US Treasury Bonds 2.875% 5/15/2049	4.17 to 4.71	2,553,000	1,929,510
US Treasury Bonds 2.875% 5/15/2052	2.98 to 4.13	154,200,000	115,788,540
US Treasury Bonds 3% 11/15/2044	4.64 to 4.70	15,730,000	12,572,325
US Treasury Bonds 3% 2/15/2047	4.38	4,836,000	3,792,671
US Treasury Bonds 3% 2/15/2048	4.42 to 4.73	5,851,500	4,558,684
US Treasury Bonds 3% 5/15/2042	4.54 to 4.67	990,000	815,667
US Treasury Bonds 3% 5/15/2047	4.44 to 4.73	4,722,000	3,696,994
US Treasury Bonds 3% 8/15/2048	4.29	3,389,000	2,633,359
US Treasury Bonds 3% 8/15/2052	3.84 to 3.94	994,000	766,506
US Treasury Bonds 3.125% 11/15/2041	3.99 to 4.20	4,804,100	4,069,973
US Treasury Bonds 3.125% 5/15/2048	4.17 to 4.73	2,553,000	2,031,729
US Treasury Bonds 3.125% 8/15/2044	4.45 to 4.73	3,222,000	2,634,740
US Treasury Bonds 3.375% 11/15/2048 (Ad)(Ae)	4.19 to 4.88	22,847,000	18,969,257
US Treasury Bonds 3.375% 5/15/2044	5.03	3,476,000	2,963,562
US Treasury Bonds 3.625% 2/15/2053	3.81 to 5.13	87,505,000	76,259,241
US Treasury Bonds 3.625% 5/15/2053	4.30 to 4.78	1,500,000	1,308,516
US Treasury Bonds 3.625% 8/15/2043	4.01 to 4.70	22,413,200	19,962,632
US Treasury Bonds 3.75% 11/15/2043	4.02 to 4.25	3,648,600	3,301,555
US Treasury Bonds 3.875% 2/15/2043	4.34 to 4.66	10,713,000	9,933,378
US Treasury Bonds 4% 11/15/2042	3.75 to 4.51	8,455,700	7,995,921
US Treasury Bonds 4% 11/15/2052	3.88 to 5.14	105,748,000	98,597,618
US Treasury Bonds 4.125% 8/15/2044	4.01 to 4.70	142,106,600	135,267,721
US Treasury Bonds 4.125% 8/15/2053	4.36 to 5.01	78,159,600	74,566,090
US Treasury Bonds 4.25% 2/15/2054	4.11 to 4.78	40,800,000	39,850,125
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.62	190,158,000	185,968,583
US Treasury Bonds 4.375% 5/15/2040	4.28 to 4.54	1,574,900	1,581,544
US Treasury Bonds 4.375% 5/15/2041	3.90 to 4.56	4,252,100	4,257,581
US Treasury Bonds 4.5% 11/15/2054	4.38 to 4.63	60,365,000	61,628,892
US Treasury Bonds 4.5% 2/15/2044 (Ae)	4.56 to 4.94	6,280,000	6,296,681
US Treasury Bonds 4.5% 8/15/2039	3.90 to 4.52	4,348,000	4,430,884
US Treasury Bonds 4.625% 5/15/2044	4.06 to 4.78	34,530,000	35,172,042
US Treasury Bonds 4.625% 5/15/2054	3.98 to 4.73	29,766,000	30,942,687
US Treasury Bonds 4.75% 11/15/2043	4.05 to 4.95	47,511,500	49,283,902
US Treasury Bonds 4.75% 11/15/2053	4.35 to 4.79	24,450,000	25,873,066
US Treasury Bonds 4.75% 2/15/2041	3.87 to 4.55	3,757,700	3,929,879
US Treasury Bonds 6.25% 5/15/2030 (Af)	4.41 to 4.46	2,860,000	3,157,172
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051 (Ad)(Ae)	2.06 to 2.35	39,600,000	28,653,673
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052 (Ad)(Ae)	2.36 to 2.40	4,800,000	3,208,995
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054 (Ad)(Ae)	1.91 to 2.15	86,600,000	88,382,749
US Treasury Notes 0.375% 1/31/2026	1.04 to 4.54	29,600,000	28,277,250
US Treasury Notes 0.375% 9/30/2027	4.15 to 4.50	4,571,000	4,117,114
US Treasury Notes 0.5% 10/31/2027	3.91 to 4.63	60,315,000	54,375,386
US Treasury Notes 0.5% 4/30/2027	4.15 to 4.55	15,788,000	14,478,089
US Treasury Notes 0.5% 5/31/2027	4.15 to 4.53	15,788,000	14,434,302
US Treasury Notes 0.5% 8/31/2027	3.87 to 4.51	23,311,000	21,135,610
US Treasury Notes 0.625% 7/31/2026	4.20 to 4.66	1,664,000	1,568,255
US Treasury Notes 0.75% 4/30/2026	1.05 to 4.85	63,676,200	60,624,219
US Treasury Notes 0.75% 5/31/2026	3.91 to 4.85	19,455,000	18,470,851
US Treasury Notes 1% 7/31/2028	4.19	4,000,000	3,579,062
US Treasury Notes 1.125% 10/31/2026 (Ad)	4.22 to 4.46	8,797,500	8,303,672
US Treasury Notes 1.125% 8/31/2028	3.83 to 4.23	2,715,000	2,434,804
US Treasury Notes 1.25% 11/30/2026	1.20 to 4.74	80,300,000	75,820,766
US Treasury Notes 1.25% 3/31/2028	3.90 to 4.22	2,036,400	1,855,431
US Treasury Notes 1.25% 5/31/2028	4.17 to 4.37	6,857,000	6,221,120
US Treasury Notes 1.25% 8/15/2031	4.06 to 4.31	23,098,000	19,225,476
US Treasury Notes 1.25% 9/30/2028	3.97 to 4.37	17,055,200	15,334,357
US Treasury Notes 1.5% 11/30/2028	3.03 to 4.47	28,225,000	25,527,087
US Treasury Notes 1.5% 2/15/2030	4.13 to 4.38	4,824,000	4,239,090
US Treasury Notes 1.625% 11/30/2026	4.16 to 4.62	3,326,000	3,164,897
US Treasury Notes 1.625% 5/15/2031	4.05 to 4.30	8,378,000	7,198,862
US Treasury Notes 1.875% 2/28/2027	4.15 to 4.58	5,213,000	4,958,866
US Treasury Notes 2.25% 8/15/2027	3.88 to 4.19	10,019,000	9,543,880
US Treasury Notes 2.375% 3/31/2029	3.89 to 4.94	18,195,300	16,950,059
US Treasury Notes 2.75% 5/31/2029	3.78 to 4.34	64,460,000	60,894,556
US Treasury Notes 2.75% 7/31/2027	2.92 to 4.77	96,725,000	93,350,960
US Treasury Notes 2.75% 8/15/2032	4.01 to 4.53	49,668,000	45,081,471
US Treasury Notes 2.875% 4/30/2029	3.82 to 4.23	4,072,000	3,870,627
US Treasury Notes 2.875% 5/15/2028	1.79 to 3.78	35,730,000	34,302,196
US Treasury Notes 2.875% 5/15/2032	3.68 to 4.33	4,230,000	3,885,156
US Treasury Notes 2.875% 6/15/2025	4.33 to 5.02	8,116,000	8,052,213
US Treasury Notes 3.125% 8/31/2029	4.03 to 4.65	16,936,600	16,222,749
US Treasury Notes 3.25% 6/30/2029	4.18 to 4.68	3,150,100	3,038,247
US Treasury Notes 3.375% 5/15/2033	4.26 to 4.89	41,033,000	38,699,248
US Treasury Notes 3.375% 9/15/2027	3.46 to 3.92	21,090,000	20,681,381
US Treasury Notes 3.5% 2/15/2033	3.37 to 4.32	193,100,000	184,138,953
US Treasury Notes 3.625% 3/31/2028	4.15 to 4.40	3,299,000	3,248,355
US Treasury Notes 3.625% 5/31/2028	4.16 to 4.42	9,741,000	9,584,992
US Treasury Notes 3.625% 8/31/2029	3.41 to 4.21	656,000	642,931
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.23	57,400,000	55,678,000
US Treasury Notes 3.75% 12/31/2028	4.06	1,260,000	1,242,724
US Treasury Notes 3.75% 12/31/2030	4.10 to 4.29	36,000	35,283
US Treasury Notes 3.75% 4/15/2026	3.91 to 4.90	25,105,000	24,929,461
US Treasury Notes 3.75% 5/31/2030	3.92 to 4.39	65,000,000	63,837,110
US Treasury Notes 3.75% 6/30/2030	3.93 to 4.04	149,200,000	146,513,235
US Treasury Notes 3.75% 8/15/2027	3.73 to 3.89	14,560,000	14,419,519
US Treasury Notes 3.75% 8/31/2026	3.60 to 4.23	2,614,800	2,593,657
US Treasury Notes 3.75% 8/31/2031	3.53 to 4.31	1,279,000	1,250,073
US Treasury Notes 3.875% 11/30/2027	4.14 to 4.82	10,522,000	10,450,483
US Treasury Notes 3.875% 12/31/2029	3.64 to 4.62	18,142,000	17,950,659
US Treasury Notes 3.875% 8/15/2033	3.62 to 4.91	57,836,000	56,527,912
US Treasury Notes 3.875% 8/15/2034	3.62 to 4.41	187,169,000	182,387,468
US Treasury Notes 3.875% 9/30/2029 (Ae)	3.68	6,000,000	5,939,766
US Treasury Notes 4% 1/15/2027	3.94 to 4.58	38,405,000	38,268,482
US Treasury Notes 4% 1/31/2029	4.19 to 4.34	3,281,000	3,266,389
US Treasury Notes 4% 1/31/2031	4.08 to 4.29	125,000	124,136
US Treasury Notes 4% 12/15/2025	3.82 to 4.32	7,341,000	7,314,790
US Treasury Notes 4% 2/15/2034	4.59 to 4.68	5,200,000	5,121,594
US Treasury Notes 4% 2/28/2030	3.48 to 4.35	10,480,000	10,426,372
US Treasury Notes 4% 6/30/2028	4.15 to 4.41	13,039,000	12,988,576
US Treasury Notes 4% 7/31/2030	4.20 to 4.29	130,000	129,238
US Treasury Notes 4.125% 10/31/2026	4.11 to 4.35	200,355,000	200,073,251
US Treasury Notes 4.125% 10/31/2027	4.14 to 4.83	2,393,000	2,393,935
US Treasury Notes 4.125% 10/31/2029	4.11 to 4.30	245,386,000	245,750,246
US Treasury Notes 4.125% 10/31/2031 (Ad)(Ae)(Ag)	4.17 to 4.26	62,995,000	62,965,471
US Treasury Notes 4.125% 11/15/2027	4.08 to 4.35	41,021,000	41,033,819
US Treasury Notes 4.125% 11/15/2032	4.24 to 4.40	1,197,000	1,195,317
US Treasury Notes 4.125% 11/30/2029	4.08	16,050,000	16,053,762
US Treasury Notes 4.125% 3/31/2029	4.61 to 4.67	10,900,000	10,904,258
US Treasury Notes 4.125% 3/31/2031	4.22 to 4.70	46,000	45,982
US Treasury Notes 4.125% 7/31/2031	3.59 to 4.17	311,050,000	310,859,482
US Treasury Notes 4.25% 1/31/2026	4.29 to 4.73	1,348,000	1,346,684
US Treasury Notes 4.25% 11/15/2034	4.20 to 4.45	392,590,000	394,368,923
US Treasury Notes 4.25% 11/30/2026	4.18 to 4.19	64,530,000	64,623,266
US Treasury Notes 4.25% 2/28/2029	4.31	1,930,000	1,940,102
US Treasury Notes 4.25% 2/28/2031	3.61 to 4.57	56,620,000	56,984,933
US Treasury Notes 4.25% 6/30/2031	4.42	1,040,000	1,046,988
US Treasury Notes 4.375% 11/30/2028	4.17 to 4.54	11,363,400	11,470,820
US Treasury Notes 4.375% 5/15/2034	4.04 to 4.61	2,760,000	2,797,519
US Treasury Notes 4.375% 7/15/2027	3.53 to 4.23	50,280,000	50,570,719
US Treasury Notes 4.375% 8/15/2026	4.19 to 4.92	178,000	178,431
US Treasury Notes 4.5% 11/15/2025	4.31 to 5.13	3,150,000	3,153,519
US Treasury Notes 4.5% 11/15/2033	4.27 to 4.63	179,896,000	184,020,960
US Treasury Notes 4.5% 3/31/2026	4.25 to 5.02	39,348,400	39,449,845
US Treasury Notes 4.5% 4/15/2027	4.77	2,930,000	2,952,433
US Treasury Notes 4.5% 5/15/2027	4.15 to 4.61	4,760,000	4,798,117
US Treasury Notes 4.5% 5/31/2029	3.45 to 4.64	7,289,000	7,408,300
US Treasury Notes 4.5% 7/15/2026	3.98 to 4.24	10,019,000	10,058,528
US Treasury Notes 4.625% 10/15/2026	4.04 to 5.01	34,854,000	35,111,320
US Treasury Notes 4.625% 3/15/2026	3.71 to 4.28	7,341,000	7,369,963
US Treasury Notes 4.625% 4/30/2029	4.71 to 4.72	2,800,000	2,857,859
US Treasury Notes 4.625% 6/15/2027	4.13 to 4.59	9,577,000	9,689,230
US Treasury Notes 4.625% 6/30/2026	4.22 to 4.75	867,000	871,877
US Treasury Notes 4.625% 9/30/2028	4.19 to 4.85	95,000	96,670
US Treasury Notes 4.625% 9/30/2030	3.94 to 4.65	54,280,000	55,677,286
US Treasury Notes 4.875% 10/31/2030	3.93 to 4.91	144,029,600	149,655,756
US Treasury Notes 4.875% 4/30/2026	4.10 to 4.26	2,715,000	2,736,741
US Treasury Notes 4.875% 5/31/2026	4.22 to 4.99	1,771,000	1,786,220
US Treasury Notes 5% 8/31/2025	4.39 to 5.12	4,447,500	4,464,612
US Treasury Notes 5% 9/30/2025	4.34 to 5.14	3,960,000	3,978,068
US Treasury Notes Inflation-Indexed 0.125% 10/15/2025 (Ad)	2.66 to 2.73	1,400,000	1,676,637
US Treasury Notes Inflation-Indexed 0.125% 4/15/2025 (Ad)(Ae)	4.21	2,800,000	3,380,723
US Treasury Notes Inflation-Indexed 0.375% 7/15/2025 (Ae)	2.96 to 3.10	5,900,000	7,765,916
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034 (Ae)	1.76	600,000	605,537
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.73 to 1.77	1,400,000	1,400,446
US Treasury Strip Coupon 0% 11/15/2033 (h)(p)	3.84 to 4.15	2,471,933	1,681,424
US Treasury Strip Coupon 0% 11/15/2041 (h)(p)	1.39 to 4.78	20,220,000	9,156,283
US Treasury Strip Coupon 0% 11/15/2042 (h)(p)	4.47	229,800	98,706
US Treasury Strip Coupon 0% 11/15/2043 (h)(p)	4.21 to 4.45	1,570,738	647,122
US Treasury Strip Coupon 0% 11/15/2045 (h)(p)	4.53	4,155,000	1,554,510
US Treasury Strip Coupon 0% 2/15/2042 (h)(p)	4.15 to 4.80	11,878,646	5,319,547
US Treasury Strip Coupon 0% 5/15/2039 (h)(p)(Ad)	3.74 to 5.45	56,395,000	29,155,031
US Treasury Strip Coupon 0% 5/15/2040 (h)(p)	4.70	4,427,000	2,176,238
US Treasury Strip Coupon 0% 5/15/2041 (h)(p)	2.12 to 2.38	41,450,000	19,330,581
US Treasury Strip Coupon 0% 5/15/2042 (h)(p)	4.41	557,284	246,355
US Treasury Strip Coupon 0% 5/15/2044 (h)(p)	2.36 to 4.85	14,845,000	5,965,920
US Treasury Strip Coupon 0% 8/15/2039 (h)(p)	3.73 to 4.29	54,885,000	28,077,317
US Treasury Strip Coupon 0% 8/15/2040 (h)(p)	1.76 to 4.39	33,992,494	16,487,497
US Treasury Strip Coupon 0% 8/15/2041 (h)(p)	3.28 to 4.39	5,739,205	2,640,715
US Treasury Strip Coupon 0% 8/15/2042 (h)(p)	1.45 to 5.50	3,610,000	1,574,790
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,625,472,495)			5,499,914,028

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (Aa)	4.64	255,002,345	255,053,345
Fidelity Investments Money Market Government Portfolio - Institutional Class (t)(Ab)	4.55	353,575,226	353,575,226
Fidelity Securities Lending Cash Central Fund (Aa)(Ac)	4.64	364,031,947	364,068,350
State Street Institutional U.S. Government Money Market Fund Premier Class (Ab)	0.00 to 0.10	290,294,395	290,294,395
TOTAL MONEY MARKET FUNDS (Cost $1,262,987,671)			1,262,991,316

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount		Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25		18,300,000	232,442
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25		6,600,000	94,609
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29		9,000,000	321,611
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29		9,000,000	366,270
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25		4,700,000	191,594
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive at maturity a fixed rate of 3.25% and pay at matuity a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2026	3/06/25	GBP	94,415,790	9,835
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25		6,900,000	381,020
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive at maturity a fixed rate of 3.25% and pay at maturity a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2026	3/12/25	GBP	103,704,675	13,229
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive at maturity a fixed rate of 3.25% and pay at maturity a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2026	3/11/25	GBP	64,385,970	7,950
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25		18,100,000	999,999
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive at maturity a fixed rate of 3.25% and pay at maturity a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2026	3/13/25	GBP	103,704,675	13,657
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25		4,500,000	241,632
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive at maturity a fixed rate of 3.25% and pay at maturity a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2026	3/18/25	GBP	103,704,675	15,901
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.845% and receive annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29		25,300,000	920,643
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29		17,200,000	639,831
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29		11,000,000	417,051
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29		12,000,000	446,046
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29		11,100,000	414,601
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29		6,000,000	216,404
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.92% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29		6,600,000	234,622

TOTAL PUT SWAPTIONS				6,178,947
Call Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25		18,300,000	370,117
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25		6,600,000	122,471
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29		9,000,000	365,149
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.53% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29		9,000,000	325,122
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25		4,700,000	86,695
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25		6,900,000	91,424
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25		18,100,000	242,955
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25		4,500,000	63,850
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.845% and pay annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29		25,300,000	1,096,016
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29		17,200,000	726,267
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29		11,000,000	454,708
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29		12,000,000	510,475
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29		11,100,000	467,874
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29		6,000,000	263,354
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.92% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29		6,600,000	298,225

TOTAL CALL SWAPTIONS				5,484,702
TOTAL PURCHASED SWAPTIONS (Cost $12,676,024)				11,663,649

TOTAL INVESTMENT IN SECURITIES - 124.3% (Cost $52,770,157,145)	50,652,609,362
NET OTHER ASSETS (LIABILITIES) - (24.3)% (Ah)(Ai)	(9,930,188,137)
NET ASSETS - 100.0%	40,722,421,225

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(86,525,000)	(71,139,773)
Ginnie Mae II Pool 3% 12/1/2054	(79,425,000)	(70,415,227)
Ginnie Mae II Pool 3.5% 12/1/2054	(67,925,000)	(62,093,000)
Ginnie Mae II Pool 4% 12/1/2054	(2,100,000)	(1,975,313)
Ginnie Mae II Pool 5.5% 12/1/2054	(84,100,000)	(84,211,693)
Ginnie Mae II Pool 6% 12/1/2054	(192,725,000)	(194,742,599)
Ginnie Mae II Pool 6.5% 12/1/2054	(20,100,000)	(20,436,048)
Uniform Mortgage Backed Securities 2% 12/1/2039	(17,175,000)	(15,399,802)
Uniform Mortgage Backed Securities 2% 12/1/2054	(187,725,000)	(150,502,662)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(50,850,000)	(42,570,984)
Uniform Mortgage Backed Securities 3% 12/1/2054	(17,300,000)	(15,073,976)
Uniform Mortgage Backed Securities 3.5% 1/1/2055	(11,175,000)	(10,130,399)
Uniform Mortgage Backed Securities 3.5% 12/1/2054	(55,750,000)	(50,519,083)
Uniform Mortgage Backed Securities 4.5% 12/1/2054	(15,950,000)	(15,319,477)
Uniform Mortgage Backed Securities 5% 11/1/2054	(13,463,000)	(13,065,953)
Uniform Mortgage Backed Securities 5% 12/1/2039	(7,825,000)	(7,841,506)
Uniform Mortgage Backed Securities 5% 12/1/2054	(61,267,425)	(60,113,876)
Uniform Mortgage Backed Securities 5.5% 12/1/2054	(37,600,000)	(37,547,127)
Uniform Mortgage Backed Securities 6% 1/1/2055	(5,500,000)	(5,563,809)
Uniform Mortgage Backed Securities 6% 12/1/2054	(54,000,000)	(54,649,685)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(6,675,000)	(6,834,574)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(990,146,566)

TOTAL TBA SALE COMMITMENTS (Proceeds $980,827,686)		(990,146,566)

Written Swaptions
	Expiration Date	Notional Amount		Value ($)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the US SOFR Index, expiring January 2034	1/04/29		2,900,000	(114,184)
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive annually a fixed rate of 3.243% and pay annually a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2035	3/06/25	GBP	10,434,090	(24,083)
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive annually a fixed rate of 3.25% and pay annually a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2035	3/11/25	GBP	7,125,720	(18,440)
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive annually a fixed rate of 3.245% and pay annually a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2035	3/12/25	GBP	11,452,050	(29,600)
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive annually a fixed rate of 3.25% and pay annually a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2035	3/13/25	GBP	11,452,050	(30,643)
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive annually a fixed rate of 3.25% and pay annually a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2035	3/18/25	GBP	11,452,050	(33,175)
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive annually a fixed rate of 3.615% and pay annually a floating rate based on US SOFR Index, expiring December 20234	12/26/26		4,100,000	(21,104)

TOTAL PUT SWAPTIONS				(271,229)
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the US SOFR Index, expiring January 2034	1/04/29		2,900,000	(100,604)
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive annually a fixed rate of 4.015% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/26/24		4,100,000	(4,814)

TOTAL CALL SWAPTIONS				(105,418)
TOTAL WRITTEN SWAPTIONS				(376,647)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	20	Dec 2024	1,477,540	(44,391)	(44,391)
CBOT 10-Year U.S. Treasury Note Contracts (United States)	9,610	Mar 2025	1,068,511,875	12,858,892	12,858,892
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,649	Mar 2025	545,983,734	1,474,716	1,474,716
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,927	Mar 2025	207,348,211	1,430,192	1,430,192
CBOT Long Term U.S. Treasury Bond Contracts (United States)	917	Mar 2025	109,581,500	2,433,808	2,433,808
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1,977	Mar 2025	226,953,422	3,561,287	3,561,287
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	852	Mar 2025	108,363,750	3,485,014	3,485,014
Eurex Euro-Bobl Contracts (Germany)	9	Dec 2024	1,139,863	5,502	5,502
Eurex Euro-Bund Contracts (Germany)	8	Dec 2024	1,139,430	26,864	26,864
ICE Long Gilt Contracts (United Kingdom)	2	Mar 2025	244,030	3,254	3,254
TME 10 Year Canadian Note Contracts (Canada)	59	Mar 2025	5,190,972	111,437	111,437

TOTAL PURCHASED					25,346,575

Sold

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	509	Mar 2025	56,594,438	(399,878)	(399,878)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	56	Mar 2025	7,122,500	(270,576)	(270,576)
Eurex Euro-Bobl Contracts (Germany)	6	Mar 2025	755,407	(2,891)	(2,891)
Eurex Euro-Bund Contracts (Germany)	4	Mar 2025	576,605	(2,942)	(2,942)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	49	Dec 2024	7,238,949	(239,360)	(239,360)
ICE Long Gilt Contracts (United Kingdom)	12	Mar 2025	1,464,183	(21,608)	(21,608)
TME 10 Year Canadian Note Contracts (Canada)	101	Mar 2025	8,886,240	(199,927)	(199,927)

TOTAL SOLD					(1,137,182)

TOTAL FUTURES CONTRACTS					24,209,393
The notional amount of futures purchased as a percentage of Net Assets is 5.6%
The notional amount of futures sold as a percentage of Net Assets is 0.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	338,000	USD	227,035	Bank of America NA	12/18/24	(6,543)
BRL	37,730,755	USD	6,711,926	BNP Paribas SA	1/03/25	(464,687)
BRL	13,010,200	USD	2,230,382	BTIG LLC	12/18/24	(72,009)
BRL	28,671,711	USD	4,969,359	Goldman Sachs Bank USA/New York NY	2/04/25	(242,724)
BRL	8,500,000	USD	1,524,090	Morgan Stanley & Co International PLC	12/18/24	(113,952)
CAD	3,445,000	USD	2,469,179	Barclays Bank PLC	12/03/24	(8,553)
CAD	44,367,418	USD	31,460,676	Barclays Bank PLC	12/03/24	229,205
CAD	193,000	USD	138,654	JPMorgan Chase Bank NA	12/05/24	(790)
CAD	2,745,000	USD	1,971,806	State Street Bank & Trust Co	12/03/24	(11,162)
EUR	1,226,000	USD	1,339,778	BNP Paribas SA	12/05/24	(44,083)
EUR	957,200	USD	1,009,637	BNP Paribas SA	12/04/24	1,931
EUR	175,024,913	USD	184,773,801	Barclays Bank PLC	12/03/24	183,776
EUR	1,259,913	USD	1,334,569	Barclays Bank PLC	1/15/25	(528)
EUR	319,000	USD	354,342	Bank of America NA	12/05/24	(17,207)
EUR	785,000	USD	856,957	Brown Brothers Harriman & Co	12/05/24	(27,332)
EUR	1,480,000	USD	1,603,564	Deutsche Bank AG	12/18/24	(38,492)
EUR	460,000	USD	500,098	JPMorgan Chase Bank NA	12/05/24	(13,948)
EUR	337,000	USD	356,684	JPMorgan Chase Bank NA	12/05/24	(526)
EUR	70,415,222	USD	73,330,412	JPMorgan Chase Bank NA	12/03/24	1,080,874
EUR	95,000	USD	102,793	Royal Bank of Canada	12/05/24	(2,393)
GBP	12,117,000	USD	15,255,303	Barclays Bank PLC	12/03/24	162,974
GBP	14,052,383	USD	17,590,774	Barclays Bank PLC	12/03/24	290,182
GBP	79,000	USD	99,844	Bank of America NA	12/05/24	679
GBP	110,000	USD	142,854	Brown Brothers Harriman & Co	12/05/24	(2,885)
GBP	107,000	USD	137,771	Citibank NA	12/05/24	(1,619)
INR	121,411,194	USD	1,442,375	BNP Paribas SA	12/04/24	(7,164)
INR	582,713,091	USD	6,917,297	BNP Paribas SA	12/04/24	(29,001)
INR	225,093,379	USD	2,660,194	BNP Paribas SA	1/17/25	(5,789)
INR	791,183,719	USD	9,361,149	BNP Paribas SA	1/17/25	(31,146)
INR	948,173,072	USD	11,260,000	Bank of America NA	12/04/24	(51,573)
INR	123,892,890	USD	1,471,849	JPMorgan Chase Bank NA	12/04/24	(7,302)
INR	518,895,869	USD	6,160,281	JPMorgan Chase Bank NA	12/04/24	(26,373)
INR	259,910,272	USD	3,069,323	JPMorgan Chase Bank NA	1/17/25	(4,341)
INR	1,380,793,712	USD	16,312,087	JPMorgan Chase Bank NA	1/17/25	(29,131)
INR	355,719,650	USD	4,225,000	State Street Bank & Trust Co	12/04/24	(20,011)
JPY	127,000,000	USD	895,313	BNP Paribas SA	12/05/24	(46,204)
JPY	8,825,407	USD	57,547	Bank of America NA	12/03/24	1,440
JPY	360,338,000	USD	2,344,914	BTIG LLC	12/18/24	69,133
JPY	13,855,232	USD	91,988	JPMorgan Chase Bank NA	12/03/24	618
JPY	340,222,000	USD	2,412,352	Morgan Stanley & Co International PLC	12/18/24	(133,070)
MXN	11,523,527	USD	571,856	BNP Paribas SA	12/11/24	(4,798)
MXN	43,811,000	USD	2,204,337	Goldman Sachs Bank USA/New York NY	12/18/24	(51,156)
MXN	14,198,485	USD	697,375	Goldman Sachs Bank USA/New York NY	2/11/25	(5,813)
MXN	74,610,000	USD	3,676,906	Morgan Stanley	1/21/25	(31,366)
MXN	33,000,000	USD	1,677,857	Morgan Stanley & Co International PLC	12/18/24	(56,005)
MXN	9,084,000	USD	462,378	Morgan Stanley & Co International PLC	12/18/24	(15,926)
MXN	30,672,425	USD	1,568,405	UBS AG	12/18/24	(60,946)
SGD	312,146	USD	231,648	BNP Paribas SA	12/03/24	1,418
SGD	542,357	USD	403,768	BNP Paribas SA	12/03/24	1,188
SGD	20,265	USD	15,136	Bank of America NA	12/03/24	(5)
SGD	492,968	USD	365,297	Bank of America NA	12/03/24	2,782
SGD	60,243	USD	44,804	JPMorgan Chase Bank NA	12/03/24	177
TRY	150,344,748	USD	3,973,170	Barclays Bank PLC	12/03/24	360,063
TRY	149,967,847	USD	3,986,068	Barclays Bank PLC	12/06/24	323,035
TRY	32,048,564	USD	852,367	Barclays Bank PLC	12/18/24	57,162
TRY	86,173,014	USD	2,264,136	Barclays Bank PLC	1/06/25	133,033
TRY	66,619,435	USD	1,766,836	Barclays Bank PLC	1/06/25	86,390
TRY	31,156,168	USD	828,214	Barclays Bank PLC	1/22/25	23,621
TRY	45,309,244	USD	1,203,433	Barclays Bank PLC	1/23/25	34,007
TRY	180,259,203	USD	5,079,513	Barclays Bank PLC	12/05/24	105,283
TRY	6,079,453	USD	161,319	Barclays Bank PLC	2/05/25	2,477
TRY	5,741,328	USD	152,278	Barclays Bank PLC	2/06/25	2,264
TRY	360,749,992	USD	9,573,790	Barclays Bank PLC	2/18/25	28,343
TRY	64,981,069	USD	1,838,870	Barclays Bank PLC	12/10/24	20,601
TRY	64,962,715	USD	1,838,871	Barclays Bank PLC	12/10/24	20,075
TRY	64,984,746	USD	1,838,870	Barclays Bank PLC	12/10/24	20,706
TRY	68,696,251	USD	1,816,232	Barclays Bank PLC	2/21/25	7,109
TRY	45,772,480	USD	1,210,720	Barclays Bank PLC	2/21/25	4,177
TRY	8,219,080	USD	216,377	Barclays Bank PLC	2/25/25	952
TRY	14,722,854	USD	387,520	Barclays Bank PLC	2/25/25	1,781
TRY	31,074,882	USD	816,664	Barclays Bank PLC	2/28/25	2,685
TRY	21,820,270	USD	573,335	Barclays Bank PLC	2/28/25	1,998
TRY	164,721,181	USD	4,328,958	Barclays Bank PLC	3/04/25	(1,929)
TRY	6,284,772	USD	141,104	JPMorgan Chase Bank NA	5/06/25	14,867
TRY	19,666,327	USD	442,447	JPMorgan Chase Bank NA	5/20/25	39,274
TRY	25,988,486	USD	688,528	JPMorgan Chase Bank NA	12/11/24	54,381
TRY	90,855,607	USD	2,410,507	JPMorgan Chase Bank NA	2/18/25	7,810
TRY	54,917,171	USD	1,450,916	Morgan Stanley	2/21/25	6,700
USD	47,028	AUD	70,000	Bank of America NA	12/05/24	1,370
USD	94,211	AUD	136,000	Royal Bank of Canada	12/05/24	5,504
USD	179,477	BRL	1,100,000	BNP Paribas SA	10/02/25	1,490
USD	8,566,631	BRL	48,924,962	Bank of America NA	12/18/24	450,050
USD	929,556	BRL	5,400,000	Bank of America NA	12/18/24	33,703
USD	1,628,632	BRL	9,110,000	BTIG LLC	12/18/24	117,297
USD	793,515	BRL	4,650,000	BTIG LLC	12/18/24	22,087
USD	3,281,472	BRL	20,100,000	Goldman Sachs Bank USA/New York NY	10/02/25	29,176
USD	52,325,043	BRL	321,900,000	Goldman Sachs Bank USA/New York NY	10/02/25	239,771
USD	20,753,793	BRL	127,200,000	Morgan Stanley	10/02/25	172,102
USD	1,881,434	BRL	10,400,000	Societe Generale SA	12/18/24	156,089
USD	463,082	CAD	623,000	BNP Paribas SA	12/05/24	18,062
USD	122,316	CAD	165,000	BNP Paribas SA	12/05/24	4,454
USD	55,363	CAD	75,000	BNP Paribas SA	12/05/24	1,789
USD	29,435	CAD	40,000	BNP Paribas SA	12/05/24	862
USD	31,460,676	CAD	44,294,744	Barclays Bank PLC	1/15/25	(231,517)
USD	73,537	CAD	102,000	Bank of America NA	12/05/24	677
USD	36,357,586	CAD	50,565,283	JPMorgan Chase Bank NA	12/03/24	240,816
USD	1,616,572	EUR	1,445,000	BNP Paribas SA	12/05/24	89,427
USD	244,137	EUR	225,000	BNP Paribas SA	12/05/24	6,346
USD	1,040,758	EUR	957,200	BNP Paribas SA	12/04/24	29,191
USD	10,020,772	EUR	9,433,000	BNP Paribas SA	12/03/24	52,449
USD	2,020,521	EUR	1,908,409	BNP Paribas SA	12/03/24	3,810
USD	1,010,990	EUR	957,200	BNP Paribas SA	1/03/25	(1,976)
USD	695,075	EUR	658,000	BNP Paribas SA	12/05/24	(331)
USD	1,332,030	EUR	1,259,913	Barclays Bank PLC	12/03/24	617
USD	411,195	EUR	391,000	Barclays Bank PLC	12/03/24	(1,994)
USD	185,127,701	EUR	175,024,913	Barclays Bank PLC	1/15/25	(194,902)
USD	21,461,046	EUR	20,286,000	Bank of America NA	12/03/24	23,816
USD	290,866	EUR	275,000	Bank of America NA	12/05/24	233
USD	2,304,733	EUR	2,100,000	BTIG LLC	12/18/24	84,023
USD	310,312	EUR	285,000	BTIG LLC	12/18/24	8,930
USD	145,836	EUR	134,000	BTIG LLC	12/18/24	4,133
USD	1,134,899	EUR	1,040,000	BTIG LLC	12/18/24	35,119
USD	5,975,931	EUR	5,450,000	BTIG LLC	1/17/25	204,754
USD	85,437,078	EUR	76,219,000	Citibank NA	12/05/24	4,885,221
USD	106,359	EUR	96,000	Citibank NA	12/05/24	4,902
USD	117,242	EUR	108,000	Citibank NA	12/05/24	3,102
USD	355,933	EUR	338,000	Citibank NA	12/05/24	(1,281)
USD	7,824,191	EUR	7,072,000	Deutsche Bank AG	12/18/24	345,686
USD	973,323	EUR	880,000	Deutsche Bank AG	12/18/24	42,740
USD	270,393	EUR	243,000	Deutsche Bank AG	12/18/24	13,426
USD	229,864	EUR	207,000	Deutsche Bank AG	12/18/24	10,965
USD	256,055	EUR	236,000	Deutsche Bank AG	12/18/24	6,489
USD	197,778	EUR	186,000	Deutsche Bank AG	12/18/24	1,086
USD	7,444	EUR	7,000	Deutsche Bank AG	12/18/24	42
USD	211,719	EUR	200,000	Deutsche Bank AG	12/18/24	223
USD	169,589	EUR	160,000	Deutsche Bank AG	12/18/24	392
USD	233,617	EUR	222,000	Deutsche Bank AG	12/18/24	(1,144)
USD	2,517,514	EUR	2,400,000	Deutsche Bank AG	12/03/24	(18,686)
USD	167,208	EUR	152,000	JPMorgan Chase Bank NA	12/05/24	6,567
USD	144,081	EUR	133,000	JPMorgan Chase Bank NA	12/05/24	3,521
USD	209,082	EUR	198,000	JPMorgan Chase Bank NA	12/05/24	(174)
USD	71,735,346	EUR	66,106,813	JPMorgan Chase Bank NA	12/03/24	1,876,971
USD	155,678,493	EUR	143,655,000	JPMorgan Chase Bank NA	12/03/24	3,871,071
USD	73,461,033	EUR	70,415,222	JPMorgan Chase Bank NA	1/10/25	(1,080,221)
USD	3,073,547	EUR	2,752,000	Morgan Stanley & Co International PLC	12/18/24	163,360
USD	15,253,752	GBP	12,117,000	Barclays Bank PLC	1/15/25	(163,178)
USD	17,589,200	GBP	14,052,383	Barclays Bank PLC	1/10/25	(290,689)
USD	15,741,692	GBP	12,117,000	Bank of America NA	12/03/24	323,415
USD	274,046	GBP	213,000	BTIG LLC	12/18/24	3,016
USD	1,189,819	GBP	920,000	BTIG LLC	12/18/24	19,173
USD	596,290	GBP	460,000	BTIG LLC	12/18/24	10,967
USD	353,198	GBP	274,000	BTIG LLC	12/18/24	4,549
USD	105,573	GBP	81,000	Brown Brothers Harriman & Co	12/05/24	2,505
USD	18,264,691	GBP	14,052,383	Citibank NA	12/03/24	383,736
USD	242,162	GBP	185,000	Deutsche Bank AG	12/18/24	6,760
USD	5,960,821	GBP	4,563,500	Deutsche Bank AG	12/18/24	154,040
USD	669,315	GBP	513,000	Deutsche Bank AG	12/18/24	16,553
USD	20,921	GBP	16,000	Deutsche Bank AG	12/18/24	562
USD	487,678	GBP	373,000	Deutsche Bank AG	12/18/24	13,058
USD	689,590	GBP	543,000	Deutsche Bank AG	12/18/24	(1,345)
USD	477,570	GBP	376,000	Deutsche Bank AG	12/18/24	(867)
USD	29,915,702	GBP	22,332,000	Goldman Sachs Bank USA/New York NY	12/05/24	1,499,377
USD	701,509	GBP	534,000	Morgan Stanley & Co International PLC	12/18/24	22,026
USD	691,829	GBP	534,100	Morgan Stanley & Co International PLC	12/18/24	12,219
USD	2,660,194	INR	224,698,607	BNP Paribas SA	12/04/24	4,014
USD	9,361,149	INR	789,458,459	BNP Paribas SA	12/04/24	28,900
USD	3,069,323	INR	259,419,180	JPMorgan Chase Bank NA	12/04/24	2,709
USD	16,312,087	INR	1,377,718,883	JPMorgan Chase Bank NA	12/04/24	25,966
USD	3,407,190	JPY	483,000,000	Bank of America NA	12/05/24	177,901
USD	57,547	JPY	8,774,478	Bank of America NA	1/15/25	(1,458)
USD	954,538	JPY	144,000,000	BTIG LLC	12/18/24	(10,175)
USD	91,988	JPY	13,775,616	JPMorgan Chase Bank NA	1/15/25	(648)
USD	3,089,945	JPY	435,571,924	Morgan Stanley	12/18/24	171,877
USD	1,184,170	JPY	167,659,000	Morgan Stanley & Co International PLC	12/18/24	60,956
USD	518,817	JPY	73,000,000	Morgan Stanley & Co International PLC	12/18/24	29,761
USD	600,300	JPY	83,389,000	Morgan Stanley & Co International PLC	12/18/24	41,644
USD	614,528	JPY	95,150,000	Royal Bank of Canada	12/05/24	(21,635)
USD	2,445,668	JPY	362,139,000	Societe Generale SA	12/18/24	19,555
USD	250,540	JPY	38,256,781	UBS AG	12/03/24	(5,162)
USD	614,965	MXN	12,450,000	BTIG LLC	12/18/24	3,084
USD	616,609	MXN	12,340,000	Morgan Stanley & Co International PLC	12/18/24	10,135
USD	6,033,896	MXN	120,685,131	Societe Generale SA	12/18/24	102,578
USD	231,648	SGD	311,563	BNP Paribas SA	1/15/25	(1,452)
USD	403,768	SGD	541,356	BNP Paribas SA	1/15/25	(1,255)
USD	1,079,421	SGD	1,428,000	Barclays Bank PLC	12/03/24	13,193
USD	365,297	SGD	492,065	Bank of America NA	1/15/25	(2,848)
USD	15,136	SGD	20,226	Bank of America NA	1/15/25	4
USD	44,804	SGD	60,128	JPMorgan Chase Bank NA	1/15/25	(181)
USD	4,328,958	TRY	150,344,711	Barclays Bank PLC	12/03/24	(4,273)
USD	291,938	TWD	9,265,528	BNP Paribas SA	1/22/25	5,209
USD	292,475	TWD	9,290,468	BNP Paribas SA	1/22/25	4,974
USD	1,812,351	TWD	58,582,422	JPMorgan Chase Bank NA	1/22/25	(527)
USD	823,179	TWD	26,065,963	Goldman Sachs Bank USA/New York NY	12/18/24	19,255
USD	1,122,304	TWD	36,046,160	Goldman Sachs Bank USA/New York NY	1/22/25	6,828

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						16,133,180
Unrealized Appreciation						19,859,581
Unrealized Depreciation						(3,726,401)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		9,000,000	16,331	(142,458)	(126,127)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		720,000	1,307	(6,388)	(5,081)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,000,000	10,888	(39,589)	(28,701)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,140,000	3,883	(22,744)	(18,861)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		880,000	136,134	(219,938)	(83,804)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		780,000	120,664	(202,657)	(81,993)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		470,000	72,708	(122,178)	(49,470)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		110,000	17,017	(31,075)	(14,058)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		550,000	85,084	(156,956)	(71,872)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		710,000	109,835	(211,441)	(101,606)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		1,770,000	273,814	(529,421)	(255,607)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		120,000	18,564	(31,332)	(12,768)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		330,000	51,050	(79,789)	(28,739)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		410,000	63,426	(99,145)	(35,719)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		320,000	49,503	(75,894)	(26,391)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		70,000	10,829	(17,101)	(6,272)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		670,000	103,647	(164,486)	(60,839)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		140,000	21,658	(30,877)	(9,219)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		580,000	89,724	(146,740)	(57,016)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		510,000	78,896	(138,541)	(59,645)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		220,000	34,033	(51,413)	(17,380)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		560,000	86,630	(127,355)	(40,725)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		400,000	61,879	(76,701)	(14,822)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	46,409	(49,946)	(3,537)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	92,818	(97,696)	(4,878)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	22,920	(27,638)	(4,718)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		200,000	22,920	(28,327)	(5,407)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	22,920	(28,327)	(5,407)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		400,000	45,839	(55,644)	(9,805)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	JP Morgan Securities LLC	(3%)	Monthly		400,000	45,839	(52,258)	(6,419)
American Express Co 4.05% 5/3/2029		Dec 2029	Goldman Sachs International	(1%)	Quarterly		540,000	(17,926)	16,629	(1,297)
American Electric Power Co Inc 3.2% 11/13/2027		Dec 2029	Bank of America NA	(1%)	Quarterly		1,267,000	(41,980)	38,418	(3,562)
Dominion Energy Inc 4.25% 6/1/2028		Dec 2029	Goldman Sachs International	(1%)	Quarterly		734,000	(22,022)	21,669	(353)
Custom Index Swap on Markit Cmbx.Na.Bbb 15		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	14,842	(14,977)	(135)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		1,200,000	185,637	(186,677)	(1,040)
BMW Finance NV 0.75% 7/13/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	2,300,000	(47,886)	45,961	(1,925)
Heidelberg Materials AG 3.75% 5/31/2032		Dec 2029	BNP Paribas SA	(5%)	Quarterly	EUR	1,080,000	(242,277)	232,717	(9,560)
Generali 4.125% 5/4/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	950,000	3,604	(10,668)	(7,064)
Intesa Sanpaolo SpA 6.184% 2/20/2034		Dec 2029	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	980,000	10,630	(22,579)	(11,949)
AXA SA 8.6% 12/15/2030		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	1,450,000	(11,033)	9,557	(1,476)
Societe Generale SA 2.625% 2/27/2025		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	950,000	16,209	(26,481)	(10,272)
UniCredit SpA 5.375% 4/16/2034		Dec 2029	Goldman Sachs Bank USA/New York NY	(1%)	Quarterly	EUR	800,000	9,068	(19,044)	(9,976)
Custom Index Swap on Markit Cmbx.Na.Bbb 15		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	89,050	(91,119)	(2,069)
Italian Republic 2.375% 10/17/2024		Dec 2024	Barclays Bank PLC	(1%)	At maturity		5,415,000	(13,541)	(4,343)	(17,884)
Custom Index Swap on Cdx NA Ig Series 41 5yr		Dec 2029	ICE	(1%)	Quarterly		36,120,000	(48,265)	0	(48,265)
Custom Index Swap on Cdx NA Hy Series 43 5yr		Dec 2029	ICE	(5%)	Quarterly		14,180,000	(48,715)	0	(48,715)

TOTAL BUY PROTECTION								(1,652,564)	3,074,992	(1,422,428)
Sell Protection
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		7,030,000	(12,757)	157,669	144,912
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		10,830,000	(19,652)	249,795	230,143
Custom Index Swap on Cmbx Aaa Cdsi S15 Prc Indx	NR	Nov 2064	Goldman Sachs & Co LLC	0.5%	Monthly		400,000	(3,166)	10,159	6,993
Custom Index Swap on Cmbx Aaa Cdsi S12 Prc Indx	NR	Aug 2061	JP Morgan Securities LLC	0.5%	Monthly		1,000,000	(88)	4,294	4,206
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Morgan Stanley Capital Services LLC	0.5%	Monthly		500,000	(6,445)	6,643	198
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly		2,800,000	(36,089)	36,654	565
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		300,000	(5,186)	6,720	1,534
Custom Index Swap on Cmbx Aaa Cdsi S15 Prc Indx	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly		200,000	(1,583)	2,709	1,126
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		2,400,000	(41,488)	59,871	18,383
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,700,000	(46,674)	66,878	20,204
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		2,000,000	(25,778)	39,733	13,955
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,600,000	(44,945)	64,813	19,868
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		9,700,000	(125,024)	194,105	69,081
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		900,000	(15,558)	23,933	8,375
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		400,000	(6,915)	8,301	1,386
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		1,500,000	(19,334)	23,577	4,243
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		900,000	(15,558)	18,892	3,334
Custom Index Swap on Cmbx Aaa Cdsi S15 Prc Indx	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly		3,500,000	(27,706)	38,039	10,333
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,700,000	(29,387)	35,468	6,081
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		6,600,000	(114,092)	134,482	20,390
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		2,200,000	(28,356)	34,456	6,100
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		1,400,000	(18,045)	17,748	(297)
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		1,700,000	(29,387)	29,063	(324)
5- year CDX N.A. IG Series 41	NR	Dec 2028	ICE	1%	Quarterly		200,000	582	0	582
Custom Index Swap on Cdx NA Hy Series 43 5yr	NR	Dec 2029	ICE	5%	Quarterly		331,400,000	6,085,302	0	6,085,302
Custom Index Swap on Cdx NA Ig Series 43 5yr	NR	Dec 2029	ICE	1%	Quarterly		802,100,000	2,189,786	0	2,189,786
Custom Index Swap on Cdx NA Hy Series 43 5yr	NR	Dec 2029	ICE	5%	Quarterly		30,873,784	651,611	0	651,611
The Boing Co.	NR	Dec 2029	ICE	1%	Quarterly		900,000	9,301	0	9,301
Verizon Communications, Inc.	NR	Dec 2029	ICE	1%	Quarterly		7,000,000	8,829	0	8,829

TOTAL SELL PROTECTION								8,272,198	(1,264,002)	9,536,200
TOTAL CREDIT DEFAULT SWAPS								9,924,762	(1,810,990)	8,113,772

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(3)	Maturity Date	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)(4)	Unrealized Appreciation/ (Depreciation) ($)
3.52%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(2)	Annual	CME	Dec 2053		15,755,000	498,977	0	498,977
EURIBOR (6 MO) RATE(2)	Semi-Annual	2.49%	Semi-Annual	LCH	Feb 2054	EUR	1,666,170	(199,128)	0	(199,128)
EURIBOR (6 MO) RATE(2)	Semi-Annual	2.50%	Annual	LCH	Feb 2054	EUR	1,666,170	(205,256)	0	(205,256)
EURIBOR (6 MO) RATE(2)	Semi-Annual	2.51%	Annual	LCH	Feb 2054	EUR	1,633,000	(204,051)	0	(204,051)
EURIBOR (6 MO) RATE(2)	Semi-Annual	2.51%	Annual	LCH	Mar 2054	EUR	835,000	(103,987)	0	(103,987)
EURIBOR (3 MO) RATE EURO INTERBANK OFFERED RATE(2)	Semi-Annual	2.46%	Annual	LCH	Mar 2054	EUR	351,000	(39,394)	0	(39,394)
EURIBOR (6 MO) RATE(2)	Semi-Annual	2.54%	Annual	LCH	Apr 2054	EUR	1,357,000	(177,981)	0	(177,981)
EURIBOR (6 MO) RATE(2)	Semi-Annual	2.44%	Annual	LCH	May 2054	EUR	770,000	(81,686)	0	(81,686)
Euribor 6 Month ACT/360(2)	Semi-Annual	2.43%	Annual	LCH	Jun 2054	EUR	395,000	(42,737)	0	(42,737)
2.4413%	Annual	EURIBOR (6 MO) RATE(2)	Semi-Annual	LCH	Jun 2054	EUR	269,000	29,870	0	29,870
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(2)	Annual	3.69392%	Annual	CME	Apr 2031		8,625,000	136,308	0	136,308
EURIBOR (6 MO) RATE(2)	Semi-Annual	2.7%	Semi-Annual	LCH	Aug 2029	EUR	500,000	(14,327)	0	(14,327)
EURIBOR (6 MO) RATE(2)	Annual	2.59%	Semi-Annual	LCH	Aug 2034	EUR	600,000	(23,681)	0	(23,681)
EURIBOR (6 MO) RATE(2)	Annual	2.58%	Semi-Annual	LCH	Aug 2034	EUR	500,000	(19,250)	0	(19,250)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(2)	Annual	3.75%	Annual	LCH	Dec 2026		62,364,000	1,056,681	0	1,056,681
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(2)	Annual	3.75%	Annual	LCH	Dec 2029		16,133,000	456,639	0	456,639
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(2)	Annual	3.75%	Annual	LCH	Dec 2027		134,532,000	3,108,351	0	3,108,351
3.75%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(2)	Annual	LCH	Dec 2028		6,293,000	18,944	0	18,944
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(2)	Annual	3.75%	Annual	LCH	Dec 2028		1,999,000	56,081	0	56,081
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(2)	Annual	3.75%	Annual	LCH	Dec 2031		47,265,000	1,879,348	0	1,879,348
3.75%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(2)	Annual	LCH	Dec 2034		13,398,000	(622,875)	0	(622,875)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(2)	Annual	3.75%	Annual	LCH	Dec 2044		25,637,000	1,457,422	0	1,457,422
3.5%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(2)	Annual	LCH	Dec 2054		3,829,000	(196,551)	0	(196,551)
EURIBOR (6 MO) RATE(2)	Annual	2.25%	Semi-Annual	LCH	Mar 2055	EUR	900,000	(62,037)	0	(62,037)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(2)	Annual	3.25%	Annual	CME	Sep 2034		1,071,000	41,583	0	41,583
UNITED STATES SOFR AVERAGES SECURED OVERNIGHT FINL RATE INDX(2)	Annual	3.24%	Annual	CME	Sep 2034		463,000	18,505	0	18,505
EURIBOR (6 MO) RATE(2)	Semi-Annual	2.25%	Annual	LCH	Sep 2054	EUR	1,090,000	(71,887)	0	(71,887)
3.3243%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(2)	Annual	LCH	Oct 2034		1,755,000	(58,189)	0	(58,189)
EURIBOR (6 MO) RATE(2)	Semi-Annual	2.32%	Annual	LCH	Oct 2054	EUR	240,000	(20,110)	0	(20,110)
EURIBOR (6 MO) RATE(2)	Semi-Annual	2.35%	Annual	LCH	Oct 2054	EUR	340,000	(30,603)	0	(30,603)
EURIBOR (6 MO) RATE(2)	Semi-Annual	2.20%	Annual	LCH	Nov 2054	EUR	740,000	(39,311)	0	(39,311)
ESTR VOLUME WEIGHTED TRIMMED MEAN RATE INDX(2)	Annual	2.0628%	Annual	LCH	Oct 2029	EUR	9,300,000	(86,854)	0	(86,854)
ESTR VOLUME WEIGHTED TRIMMED MEAN RATE INDX(2)	Annual	2.0563%	Annual	LCH	Oct 2029	EUR	6,100,000	(55,094)	0	(55,094)
ESTR VOLUME WEIGHTED TRIMMED MEAN RATE INDX(2)	Annual	2.05%	Annual	LCH	Oct 2029	EUR	4,100,000	(35,765)	0	(35,765)
4.0158%		UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(2)		CME	May 2026		42,038,000	27,003	0	27,003
3.865%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(2)	Annual	LCH	Nov 2034		1,000,000	13,550	0	13,550
EURIBOR (6 MO) RATE(2)	Semi-Annual	2.43%	Annual	LCH	Jun 2054	EUR	383,000	(41,449)	0	(41,449)
TOTAL INTEREST RATE SWAPS								6,367,059	0	6,367,059

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Represents floating rate.

(3)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.

(4)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
SGD	-	Singapore Dollar
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,339,644,732 or 10.7% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $264,758,760 or 0.7% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j)	Level 3 security
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(m)	Non-income producing - Security is in default.
(n)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $204,296 and $199,528, respectively.

(o)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(q)	Non-income producing
(r)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $17,659 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(s)	Security or a portion of the security is on loan at period end.
(t)	Affiliated Fund
(u)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(v)	Security is perpetual in nature with no stated maturity date.
(w)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(x)	A portion of the security sold on a delayed delivery basis.
(y)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(z)	Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.
(Aa)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Ab)	The rate quoted is the annualized seven-day yield of the fund at period end.
(Ac)	Investment made with cash collateral received from securities on loan.
(Ad)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,070,594.
(Ae)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $51,963,222.
(Af)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,742,867.

(Ag)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,284,795.

(Ah)	Includes $5,011,000 of cash collateral to cover margin requirements for futures contracts.
(Ai)	Includes $10,718,000 of cash collateral segregated to cover margin requirements for centrally cleared swaps.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	673,240,962	1,417,075,564	1,835,262,291	16,860,793	(890)	-	255,053,345	0.5%
Fidelity Securities Lending Cash Central Fund	605,782,815	2,115,800,332	2,357,514,797	245,078	-	-	364,068,350	1.4%
Total	1,279,023,777	3,532,875,896	4,192,777,088	17,105,871	(890)	-	619,121,695

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio - Class I	104,209,336	151,489,917	255,699,253	469,078	-	-	-
Fidelity Investments Money Market Government Portfolio - Institutional Class	114,422,036	2,549,503,549	2,310,350,359	4,107,335	-	-	353,575,226
Fidelity SAI Long-Term Treasury Bond Index Fund	433,010,620	11,312,163	70,005,997	11,306,165	(28,315,447)	31,237,830	377,239,169
Fidelity SAI Total Bond Fund	4,455,694,529	133,832,096	1,240,616,633	133,822,829	(125,593,240)	211,383,418	3,434,700,170
Fidelity SAI U.S. Treasury Bond Index Fund	2,152,413,156	319,399,693	1,023,636,260	35,396,545	(74,950,089)	117,432,545	1,490,659,045
Fidelity U.S. Bond Index Fund	42,429,211	402,119,148	220,598,867	2,119,191	(3,276,396)	(289,913)	220,383,183
	7,302,178,888	3,567,656,566	5,120,907,369	187,221,143	(232,135,172)	359,763,880	5,876,556,793

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Commercial Paper, U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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